OMB APPROVAL
OMB Number: 3235-0578
Expires: February 28, 2006
Estimated average burden hours per response: 20.00

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number: 811-05629

ING Investors Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)            (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING AIM Mid Cap Growth Portfolio
ING Alliance Mid Cap Growth Portfolio
ING American Funds Growth Portfolio
ING American Funds Growth-Income Portfolio
ING American Funds International Portfolio
ING Capital Guardian Large Cap Value Portfolio
ING Capital Guardian Managed Global Portfolio
ING Capital Guardian Small Cap Portfolio
ING Developing World Portfolio
ING Eagle Asset Capital Appreciation Portfolio
ING Evergreen Health Sciences Portfolio
ING Evergreen Omega Portfolio
ING FMRSM Diversified Mid Cap Portfolio
ING Goldman Sachs TollkeeperSM Portfolio
ING Hard Assets Portfolio
ING International Portfolio
ING Janus Special Equity Portfolio
ING Jennison Equity Opportunities Portfolio
ING JPMorgan Small Cap Equity Portfolio
ING Julius Baer Foreign Portfolio
ING Legg Mason Value Portfolio
ING Lifestyle Aggressive Growth Portfolio
ING LifeStyle Growth Portfolio
ING LifeStyle Moderate Growth Portfolio
ING LifeStyle Moderate Portfolio
ING Limited Maturity Bond Portfolio
ING Liquid Assets Portfolio
ING Marisco Growth Portfolio
ING Mercury Focus Value Portfolio
ING Mercury Large Cap Growth Portfolio
ING MFS Mid Cap Growth Portfolio
ING MFS Total Return Portfolio
ING Oppenheimer Main Street Portfolio
ING PIMCO Core Bond Portfolio
ING PIMCO High Yield Portfolio
ING Salomon Brothers All Cap Portfolio
ING Salomon Brothers Investors Portfolio
ING Stock Index Portfolio
ING T. Rowe Price Capital Appreciation Portfolio
ING T. Rowe Price Equity Income Portfolio
ING UBS U.S. Balanced Portfolio
ING Van Kampen Equity Growth Portfolio
ING Van Kampen Global Franchise Portfolio
ING Van Kampen Growth and Income Portfolio
ING Van Kampen Real Estate Portfolio

The schedules are not audited.

SUBSEQUENT EVENT

Subsequent to March 31, 2005, the following name changes occurred: ING Alliance Mid Cap Growth Portfolio to ING AllianceBernstein Mid Cap Growth Portfolio, ING Capital Guardian Small Cap Portfolio to ING Capital Guardian Small/Mid Cap Portfolio, ING Capital Guardian Large Cap Value Portfolio to ING Capital Guardian U.S. Equities Portfolio, ING Developing World Portfolio to ING JPMorgan Emerging Markets Equity Portfolio, ING Hard Assets Portfolio to ING Global Resources Portfolio, ING Janus Special Equity Portfolio to ING Janus Contrarian Portfolio, and ING UBS U.S. Balanced Portfolio to ING UBS U.S. Allocation Portfolio. In addition, J.P. Morgan Investment Management, Inc. replaced ING Investment Management Advisors B.V. as Sub-Adviser to the ING Developing World Portfolio.

PORTFOLIO OF INVESTMENTS
ING AIM Capital Mid Cap Growth Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 98.0%
		Advertising: 1.5%
23,000	@, L	Getty Images, Inc.	$1,635,530
20,000		Omnicom Group, Inc.	1,770,400

			3,405,930

		Aerospace/Defense: 0.7%
24,000		L-3 Communications Holdings, Inc.	1,704,480

			1,704,480

		Apparel: 2.0%
45,000	@	Coach, Inc.	2,548,350
54,000		Polo Ralph Lauren Corp.	2,095,200

			4,643,550

		Auto Parts and Equipment: 0.8%
41,000	@@, L	Autoliv, Inc.	1,953,650

			1,953,650

		Banks: 1.7%
57,000	L	Investors Financial Services Corp.	2,787,870
44,500	@	Signature Bank	1,179,695

			3,967,565

		Biotechnology: 3.1%
35,000	@, L	Affymetrix, Inc.	1,499,400
44,000	@, L	Charles River Laboratories Intl., Inc.	2,069,760
16,000	@, L	Invitrogen Corp.	1,107,200
43,000	@, L	Martek Biosciences Corp.	2,502,170

			7,178,530

		Chemicals: 2.2%
137,700	@, L	Celanese Corp.	2,477,223
45,000	L	Eastman Chemical Co.	2,655,000

			5,132,223

		Commercial Services: 6.3%
70,000	@	Alliance Data Systems Corp.	2,828,000
36,100	@, L	Career Education Corp.	1,236,786
31,300	@	ChoicePoint, Inc.	1,255,443
40,000	L	Corporate Executive Board Co.	2,558,000
65,000	@	Corrections Corp. of America	2,509,000
59,000	@, L	Iron Mountain, Inc.	1,701,560
52,600		Manpower, Inc.	2,289,152

			14,377,941

		Computers: 1.7%
50,000	@, L	Cognizant Technology Solutions Corp.	2,310,000
48,700	@, L	Storage Technology Corp.	1,499,960

			3,809,960

		Distribution/Wholesale: 0.5%
18,800		W.W. Grainger, Inc.	1,170,676

			1,170,676

		Diversified Financial Services: 3.6%
116,000	@, L	CapitalSource, Inc.	2,668,000
7,600		Chicago Mercantile Exchange Holdings, Inc.	1,474,628
35,000	@, L	First Marblehead Corp.	2,013,550
26,000	L	Legg Mason, Inc.	2,031,640

			8,187,818

		Electronics: 3.7%
31,000		Amphenol Corp.	1,148,240
70,500	@	Benchmark Electronics, Inc.	2,244,015
11,700	@	Dolby Laboratories, Inc.	274,950

PORTFOLIO OF INVESTMENTS
ING AIM Capital Mid Cap Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Electronics: 3.7% (continued)
19,000	@, L	Fisher Scientific Intl., Inc.	$1,081,480
111,000		PerkinElmer, Inc.	2,289,930
44,000	@	Waters Corp.	1,574,760

			8,613,375

		Healthcare-Products: 4.7%
52,000	L	Biomet, Inc.	1,887,600
24,000		Cooper Cos., Inc.	1,749,600
46,000	@, L	Henry Schein, Inc.	1,648,640
18,000	@	Inamed Corp.	1,257,840
54,000	@	Kinetic Concepts, Inc.	3,221,100
33,500	@, L	Varian Medical Systems, Inc.	1,148,380

			10,913,160

		Healthcare-Services: 1.9%
73,000	@	Community Health Systems, Inc.	2,548,430
47,000	@, L	Renal Care Group, Inc.	1,783,180

			4,331,610

		Home Builders: 1.0%
32,500	L	Pulte Homes, Inc.	2,392,975

			2,392,975

		Household Products/Wares: 1.0%
52,000	@, L	Jarden Corp.	2,385,760

			2,385,760

		Insurance: 1.5%
21,100		MGIC Investment Corp.	1,301,237
113,461	@, @@	Quanta Capital Holdings Ltd.	907,688
31,700	@@	Willis Group Holdings Ltd.	1,168,779

			3,377,704

		Internet: 3.0%
55,000	@, L	Ask Jeeves, Inc.	1,544,400
51,100	@	Digital River, Inc.	1,592,276
18,400	@, L	Macromedia, Inc.	616,400
108,000	@	VeriSign, Inc.	3,099,600

			6,852,676

		Leisure Time: 0.8%
39,000		Brunswick Corp.	1,827,150

			1,827,150

		Lodging: 3.0%
125,000		Hilton Hotels Corp.	2,793,750
36,000		Starwood Hotels & Resorts Worldwide, Inc.	2,161,080
30,000	L	Station Casinos, Inc.	2,026,500

			6,981,330

		Machinery-Diversified: 0.5%
23,500	@	Zebra Technologies Corp.	1,116,015

			1,116,015

		Miscellaneous Manufacturing: 1.5%
36,000		Eaton Corp.	2,354,400
14,000	@@	Ingersoll-Rand Co. Ltd.	1,115,100

			3,469,500

		Oil and Gas: 4.5%
29,000		Murphy Oil Corp.	2,863,170
37,000	@, @@	Nabors Industries Ltd.	2,188,180
39,000	L	Noble Corp.	2,192,190
61,000	@	Ultra Petroleum Corp.	3,098,800

			10,342,340

PORTFOLIO OF INVESTMENTS
ING AIM Capital Mid Cap Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Oil and Gas Services: 2.6%
46,832	@, L	National Oilwell Varco, Inc.	$2,187,054
36,000	L	Smith Intl., Inc.	2,258,280
27,000	@, L	Weatherford Intl. Ltd.	1,564,380

			6,009,714

		Pharmaceuticals: 6.2%
57,000	@	Caremark Rx, Inc.	2,267,460
27,000	@	Express Scripts, Inc.	2,354,130
35,000	@, L	Eyetech Pharmaceuticals, Inc.	962,500
69,000	@	Gilead Sciences, Inc.	2,470,200
79,000	@, L	MGI Pharma, Inc.	1,996,330
63,000	@@	Shire Pharmaceuticals PLC ADR	2,159,640
90,000		Valeant Pharmaceuticals Intl.	2,026,800

			14,237,060

		Pipelines: 1.0%
127,000		Williams Cos., Inc.	2,388,870

			2,388,870

		Real Estate: 1.1%
72,800	@	CB Richard Ellis Group, Inc.	2,547,272

			2,547,272

		Real Estate Investment Trusts: 0.6%
177,700	@, L	Aames Investment Corp.	1,457,140

			1,457,140

		Retail: 12.8%
27,000	L	Abercrombie & Fitch Co.	1,545,480
50,000	@	Advance Auto Parts, Inc.	2,522,500
46,000	@	Bed Bath & Beyond, Inc.	1,680,840
73,000	@	Chico’s FAS, Inc.	2,062,980
90,100		Dollar General Corp.	1,974,091
85,000	@, L	Dollar Tree Stores, Inc.	2,442,050
49,000	@	Kohl’s Corp.	2,529,870
69,000		MSC Industrial Direct Co.	2,108,640
50,000	L	Nordstrom, Inc.	2,769,000
75,000	@@	Shoppers Drug Mart Corp.	2,501,963
80,000		Staples, Inc.	2,514,400
40,000	@	Urban Outfitters, Inc.	1,918,800
68,900	@	Williams-Sonoma, Inc.	2,532,075

			29,102,689

		Semiconductors: 7.4%
120,000	@	Altera Corp.	2,373,600
127,200	@, @@, L	ATI Technologies, Inc.	2,195,472
54,000	@, @@, L	Marvell Technology Group Ltd.	2,070,360
99,000		Microchip Technology, Inc.	2,574,990
115,000	L	National Semiconductor Corp.	2,370,150
88,800	@	Novellus Systems, Inc.	2,373,624
45,000	@	QLogic Corp.	1,822,500
29,000	@, L	Tessera Technologies, Inc.	1,253,670

			17,034,366

		Software: 3.0%
40,100		Autodesk, Inc.	1,193,376
23,000	@, L	Cerner Corp.	1,207,730
43,000	@, L	Mercury Interactive Corp.	2,037,340
22,000	@, L	MicroStrategy, Inc.	1,193,940
28,000	@, L	NAVTEQ Corp.	1,213,800

			6,846,186

PORTFOLIO OF INVESTMENTS
ING AIM Capital Mid Cap Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 8.5%
82,400	@, @@	Amdocs Ltd.	$2,340,160
100,000	@	American Tower Corp.	1,823,000
157,000	@, L	Avaya, Inc.	1,833,760
79,000	@	Comverse Technology, Inc.	1,992,380
120,000	@	Corning, Inc.	1,335,600
67,000	@	Juniper Networks, Inc.	1,478,020
111,000	@, L	Nextel Partners, Inc.	2,437,560
38,000	@	NII Holdings, Inc.	2,185,000
58,700		Scientific-Atlanta, Inc.	1,656,514
39,800	@, L	Spectrasite, Inc.	2,307,206

			19,389,200

		Textiles: 1.0%
55,000		Cintas Corp.	2,272,050

			2,272,050

		Toys/Games/Hobbies: 0.6%
67,000	@, L	Marvel Enterprises, Inc.	1,340,000

			1,340,000

		Transportation: 2.0%
32,000	L	CH Robinson Worldwide, Inc.	1,648,960
32,800		CSX Corp.	1,366,120
75,700	@, L	Swift Transportation Co., Inc.	1,675,998

			4,691,078

		Total Common Stock
		(Cost $203,569,314)	225,451,543

PORTFOLIO OF INVESTMENTS
ING AIM Capital Mid Cap Growth Portfolio	as of March 31, 2005 (Unaudited) (continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 19.9%
		Federal Home Loan Bank: 2.1%
$4,859,000		2.000%, due 04/01/05		$4,858,656

		Total Federal Home Loan Bank
		(Cost $4,859,000)		4,858,656

		Securities Lending CollateralCC: 17.8%
40,967,360		The Bank of New York Institutional Cash Reserves Fund		40,967,360

		Total Securities Lending Collateral
		(Cost $40,967,360)		40,967,360

		Total Short-Term Investments
		(Cost $45,826,360)		45,826,016

		Total Investments in Securities
		(Cost $249,395,674)*	117.9%	$271,277,559
		Other Assets and Liabilities-Net	(17.9)	(41,263,163)

		Net Assets	100.0%	$230,014,396

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2005.
	*	Cost for federal income tax purposes is $249,809,902.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$26,768,134
		Gross Unrealized Depreciation		(5,300,477)

		Net Unrealized Appreciation		$21,467,657

ING Alliance MidCap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 98.4%
		Biotechnology: 6.6%
527,060	@, L	Affymetrix, Inc.	$22,579,250
1,162,625	@, L	Applera Corp. — Celera Genomics Group	11,916,906
1,152,450	@, @@	Compugen Ltd.	4,621,325
105,880	@, L	Human Genome Sciences, Inc.	976,214
1	@	Millennium Pharmaceuticals, Inc.	8

			40,093,703

		Commercial Services: 4.5%
367,390	@, L	Apollo Group, Inc.	27,208,903

			27,208,903

		Computers: 6.7%
804,220	@, L	Network Appliance, Inc.	22,244,725
712,521	@, L	palmOne, Inc.	18,083,783

			40,328,508

		Diversified Financial Services: 4.0%
1,368,820	@, L	Ameritrade Holding Corp.	13,975,652
368,600		Calamos Asset Management, Inc.	9,922,712

			23,898,364

		Electronics: 4.1%
829,320		Applera Corp. — Applied Biosystems Group	16,370,776
272,590	@, L	Itron, Inc.	8,079,568

			24,450,344

		Food: 1.3%
75,415	L	Whole Foods Market, Inc.	7,702,134

			7,702,134

		Healthcare-Products: 4.8%
1,610,760	@, L	Cepheid, Inc.	15,576,049
1,163,960	@, L	Cerus Corp.	3,573,357
231,860	@, @@, L	Given Imaging Ltd.	6,846,826
52,050	@	Kinetic Concepts, Inc.	3,104,783

			29,101,015

		Home Builders: 3.4%
370,140	L	D.R. Horton, Inc.	10,822,893
173,470	L	Lennar Corp.	9,832,280

			20,655,173

		Internet: 23.6%
679,880	@, L	Akamai Technologies, Inc.	8,654,872
876,375	@, L	Amazon.com, Inc.	30,033,371
660,050	@	Audible, Inc.	8,923,876
3,198,870	@, L	CNET Networks, Inc.	30,197,334
3,097,700	@, L	Homestore, Inc.	6,876,894
3,418,400	@, L	RealNetworks, Inc.	19,758,352
326,380	@, @@, L	Shanda Interactive Entertainment Ltd. ADR	9,856,676
406,640	@, @@, L	SINA Corp.	12,630,238
533,020	@, L	VeriSign, Inc.	15,297,674

			142,229,287

		Lodging: 2.7%
239,455	@, L	Wynn Resorts Ltd.	16,220,682

			16,220,682

		Media: 3.4%
646,955	@, L	XM Satellite Radio Holdings, Inc.	20,379,083

			20,379,083

		Oil and Gas Services: 1.1%
194,880	@, L	FMC Technologies, Inc.	6,466,118

			6,466,118

ING Alliance MidCap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Semiconductors: 18.0%
708,520	@, L	Advanced Micro Devices, Inc.	$11,421,342
937,135	@, L	Broadcom Corp.	28,039,080
507,275	@, L	KLA-Tencor Corp.	23,339,723
423,770	@, L	Novellus Systems, Inc.	11,327,372
1,206,670	@, L	PMC-Sierra, Inc.	10,618,696
789,616	@, L	Silicon Laboratories, Inc.	23,459,491

			108,205,704

		Software: 1.4%
199,810	@	NAVTEQ Corp.	8,661,764

			8,661,764

		Telecommunications: 12.8%
1,470,355	@	Corning, Inc.	16,365,051
6,971,064	@, L	JDS Uniphase Corp.	11,641,677
1,330,070	@, L	Juniper Networks, Inc.	29,341,344
9,503,000	@, L	Level 3 Communications, Inc.	19,576,180

			76,924,252

		Total Common Stock (Cost $608,104,471)	592,525,034

ING Alliance MidCap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 28.8%
		Securities Lending CollateralCC: 28.8%
$173,573,947		The Bank of New York Institutional Cash Reserves Fund		$173,573,947

		Total Short-Term Investments (Cost $173,573,947)		173,573,947

		Total Investments in Securities (Cost $781,678,418)*	127.2%	$766,098,981
		Other Assets and Liabilities—Net	(27.2)	(164,054,854)

		Net Assets	100.0%	$602,044,127

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2005.
	*	Cost for federal income tax purposes is $792,525,139. Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$36,656,153
		Gross Unrealized Depreciation		(63,082,311)

		Net Unrealized Depreciation		$(26,426,158)

ING American Funds Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%
19,362,666		American Funds Growth Fund—Class 2 Shares		$977,233,759

		Total Investment Companies (Cost $909,328,320)		977,233,759

		Total Investments In Securities (Cost $909,328,320)*	100.0%	$977,233,759
		Other Assets and Liabilities—Net	0.0	(443,189)

		Net Assets	100.0%	$976,790,570

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$67,905,439
		Gross Unrealized Depreciation		—

		Net Unrealized Appreciation		$67,905,439

ING American Funds Growth-Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%
21,147,469		American Funds Growth-Income Fund—Class 2 Shares		$758,136,755

		Total Investment Companies (Cost $726,110,339)		758,136,755

		Total Investments In Securities (Cost $726,110,339)*	100.0%	$758,136,755
		Other Assets and Liabilities—Net	0.0	(342,932)

		Net Assets	100.0%	$757,793,823

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$32,026,416
		Gross Unrealized Depreciation		—

		Net Unrealized Appreciation		$32,026,416

ING American Funds International Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%
26,015,617		American Funds International Fund — Class 2 Shares		$409,225,662

		Total Investment Companies (Cost $375,213,965)		409,225,662

		Total Investments In Securities
		(Cost $375,213,965)*	100.0%	$409,225,662
		Other Assets and Liabilities—Net	0.0	(180,896)

		Net Assets	100.0%	$409,044,766

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
	*	Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$34,011,697
		Gross Unrealized Depreciation		—

		Net Unrealized Appreciation		$34,011,697

ING Capital Guardian Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 98.2%
		Advertising: 0.2%
16,000		Omnicom Group, Inc.	$1,416,320

			1,416,320

		Aerospace/Defense: 1.8%
27,800	L	Boeing Co.	1,625,188
12,400		General Dynamics Corp.	1,327,420
12,000	L	United Defense Industries, Inc.	881,040
73,100		United Technologies Corp.	7,431,346

			11,264,994

		Agriculture: 1.3%
128,100		Altria Group, Inc.	8,376,459

			8,376,459

		Auto Manufacturers: 0.1%
19,400	@, L	Navistar Intl. Corp.	706,160

			706,160

		Banks: 2.6%
54,800		State Street Corp.	2,395,856
242,600		Wells Fargo & Co.	14,507,480

			16,903,336

		Beverages: 2.6%
175,100		Anheuser-Busch Cos., Inc.	8,297,989
50,400	L	Pepsi Bottling Group, Inc.	1,403,640
125,200		PepsiCo, Inc.	6,639,356

			16,340,985

		Biotechnology: 1.6%
144,100	@	Amgen, Inc.	8,388,061
31,980	@, L	Biogen Idec, Inc.	1,103,630
105,800	@	Millennium Pharmaceuticals, Inc.	890,836

			10,382,527

		Building Materials: 1.1%
148,400	L	American Standard Cos., Inc.	6,897,632

			6,897,632

		Chemicals: 2.2%
48,400		Air Products & Chemicals, Inc.	3,063,236
95,100		Dow Chemical Co.	4,740,735
81,100		E.I. du Pont de Nemours & Co.	4,155,564
22,800	@	Huntsman Corp.	531,696
69,700	@@	Methanex Corp.	1,354,271

			13,845,502

		Computers: 3.5%
157,900	@, L	Affiliated Computer Services, Inc.	8,406,596
32,400	@, L	Apple Computer, Inc.	1,350,108
93,800	@, L	Cadence Design Systems, Inc.	1,402,310
73,500		Hewlett-Packard Co.	1,612,590
29,700		International Business Machines Corp.	2,713,986
19,500	@, L	Lexmark Intl., Inc.	1,559,415
130,400	@, @@	Seagate Technology, Inc.	2,549,320
730,200	@	Sun Microsystems, Inc.	2,950,008

			22,544,333

		Cosmetics/Personal Care: 0.9%
65,600	L	Avon Products, Inc.	2,816,864
20,100		Kimberly-Clark Corp.	1,321,173
28,700		Procter & Gamble Co.	1,521,100

			5,659,137

ING Capital Guardian Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Diversified Financial Services: 6.6%
58,300	@, L	AmeriCredit Corp.	$1,366,552
121,700		Fannie Mae	6,626,565
106,600		Freddie Mac	6,737,120
11,600	L	Goldman Sachs Group, Inc.	1,275,884
355,660		J.P. Morgan Chase & Co.	12,305,836
272,500	L	SLM Corp.	13,581,400

			41,893,357

		Electric: 2.1%
316,100	@	AES Corp.	5,177,718
258,700	L	Duke Energy Corp.	7,246,187
45,000		MDU Resources Group, Inc.	1,242,900

			13,666,805

		Electrical Components and Equipment: 0.2%
20,800		Emerson Electric Co.	1,350,544

			1,350,544

		Electronics: 2.8%
231,391	@	Agilent Technologies, Inc.	5,136,880
193,900		Applera Corp. — Applied Biosystems Group	3,827,586
114,600	@, L	Avnet, Inc.	2,110,932
163,200	@, @@, L	Flextronics Intl. Ltd.	1,964,928
158,800	@, L	Jabil Circuit, Inc.	4,528,976

			17,569,302

		Engineering and Construction: 1.1%
126,600	L	Fluor Corp.	7,017,438

			7,017,438

		Environmental Control: 0.2%
201,600	@, L	Allied Waste Industries, Inc.	1,473,696

			1,473,696

		Food: 2.8%
136,800		Campbell Soup Co.	3,969,936
131,800	L	Kraft Foods, Inc.	4,355,990
121,000		Sysco Corp.	4,331,800
73,800	@, @@	Unilever NV	5,049,396

			17,707,122

		Forest Products and Paper: 0.3%
55,600		International Paper Co.	2,045,524

			2,045,524

		Healthcare-Products: 1.7%
107,300		Baxter Intl., Inc.	3,646,054
21,500	L	Becton Dickinson & Co.	1,256,030
67,274		Guidant Corp.	4,971,549
20,700		Medtronic, Inc.	1,054,665

			10,928,298

		Healthcare-Services: 2.9%
72,200	@, L	DaVita, Inc.	3,021,570
197,400	@, L	Lincare Holdings, Inc.	8,731,002
178,600	@, L	Tenet Healthcare Corp.	2,059,258
39,200	@	WellPoint, Inc.	4,913,720

			18,725,550

		Home Furnishings: 0.2%
41,700	L	Leggett & Platt, Inc.	1,204,296

			1,204,296

		Insurance: 4.0%
98,700		American Intl. Group, Inc.	5,468,967
8,500	L	Assurant, Inc.	286,450

ING Capital Guardian Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Insurance: 4.0% (continued)
90	@	Berkshire Hathaway, Inc.	$7,830,000
38,500		Chubb Corp.	3,051,895
32,200		Hartford Financial Services Group, Inc.	2,207,632
80,000		PMI Group, Inc.	3,040,800
50,000	@@, L	XL Capital Ltd.	3,618,500

			25,504,244

		Internet: 2.8%
85,100	@	Amazon.com, Inc.	2,916,377
34,700	@	Checkfree Corp.	1,414,372
105,600	@	eBay, Inc.	3,934,656
6,636	@, L	Google, Inc.	1,197,864
145,000	@, L	IAC/InterActiveCorp.	3,229,150
43,500	@, L	Monster Worldwide, Inc.	1,220,175
82,500	@	VeriSign, Inc.	2,367,750
38,000	@	Yahoo!, Inc.	1,288,200

			17,568,544

		Leisure Time: 0.3%
36,900		Carnival Corp.	1,911,789

			1,911,789

		Lodging: 0.5%
31,600	@, L	Las Vegas Sands Corp.	1,422,000
32,900	L	Starwood Hotels & Resorts Worldwide, Inc.	1,974,987

			3,396,987

		Media: 2.9%
55,282	@	Cablevision Systems Corp.	1,550,660
53,000	@	Comcast Corp.	1,790,340
149,742	@, L	DIRECTV Group, Inc.	2,159,280
16,800	L	Knight-Ridder, Inc.	1,129,800
564,550	@	Time Warner, Inc.	9,907,852
52,200		Viacom, Inc.	1,818,126
15,800		Walt Disney Co.	453,934

			18,809,992

		Mining: 0.7%
154,300		Alcoa, Inc.	4,689,177

			4,689,177

		Miscellaneous Manufacturing: 4.7%
26,400		3M Co.	2,262,216
54,600		Cooper Industries Ltd.	3,904,992
403,700		General Electric Co.	14,557,422
52,600		Illinois Tool Works, Inc.	4,709,278
31,900	@@, L	Ingersoll-Rand Co. Ltd.	2,540,835
67,500	@@	Tyco Intl., Ltd.	2,281,500

			30,256,243

		Oil and Gas: 6.7%
159,400		Exxon Mobil Corp.	9,500,240
221,400	@@	Royal Dutch Petroleum Co.	13,292,856
67,000	@@, L	Shell Transport & Trading Co. PLC ADR	3,642,120
94,000	@	Transocean, Inc.	4,837,240
188,300		Unocal Corp.	11,616,227

			42,888,683

		Oil and Gas Services: 2.7%
63,100		Baker Hughes, Inc.	2,807,319
22,600		BJ Services Co.	1,172,488
125,700		Schlumberger Ltd.	8,859,336
75,700	@, L	Weatherford Intl. Ltd.	4,386,058

			17,225,201

ING Capital Guardian Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 10.0%
159,500	L	Allergan, Inc.	$11,080,465
506,800	@@	AstraZeneca PLC ADR	20,033,803
141,600		Eli Lilly & Co.	7,377,360
365,200	@, L	Forest Laboratories, Inc.	13,494,140
26,600	@, L	ImClone Systems, Inc.	917,700
71,800	@	Medco Health Solutions, Inc.	3,559,126
108,300		Pfizer, Inc.	2,845,041
158,700	@@, L	Teva Pharmaceutical Industries Ltd. ADR	4,919,700

			64,227,335

		Pipelines: 0.6%
37,375	@	Kinder Morgan Management LLC	1,517,051
30,357	L	Kinder Morgan, Inc.	2,298,025

			3,815,076

		Retail: 5.3%
98,600	@, L	Autonation, Inc.	1,867,484
147,000		Costco Wholesale Corp.	6,494,460
102,200	@, L	Dollar Tree Stores, Inc.	2,936,206
204,200		Lowe’s Cos., Inc.	11,657,778
18,800		McDonald’s Corp.	585,432
45,300		OfficeMax, Inc.	1,517,550
65,200		RadioShack Corp.	1,597,400
92,100		Target Corp.	4,606,842
78,600	@, L	Williams-Sonoma, Inc.	2,888,550

			34,151,702

		Savings and Loans: 2.7%
131,000	L	Golden West Financial Corp.	7,925,500
236,600		Washington Mutual, Inc.	9,345,700

			17,271,200

		Semiconductors: 7.6%
87,600	@, L	Advanced Micro Devices, Inc.	1,412,112
265,100	@	Altera Corp.	5,243,678
768,700	@, L	Applied Materials, Inc.	12,491,375
344,500	@	Applied Micro Circuits Corp.	1,133,405
108,000	@, @@, L	ASML Holding NV ADR	1,811,160
107,200	@, L	Credence Systems Corp.	847,952
84,700	@, L	Fairchild Semiconductor Intl., Inc.	1,298,451
189,800		Intel Corp.	4,409,054
213,300	@, L	KLA-Tencor Corp.	9,813,933
41,600		Linear Technology Corp.	1,593,696
103,800	@, L	Micron Technology, Inc.	1,073,292
31,900	@, L	Novellus Systems, Inc.	852,687
123,300	@, L	PMC-Sierra, Inc.	1,085,040
190,900	@, L	Teradyne, Inc.	2,787,140
85,000	L	Xilinx, Inc.	2,484,550

			48,337,525

		Software: 1.9%
72,800		Automatic Data Processing, Inc.	3,272,360
310,900		Microsoft Corp.	7,514,453
41,100	@@, L	SAP AG ADR	1,647,288

			12,434,101

		Telecommunications: 5.3%
59,300	@	American Tower Corp.	1,081,039
422,200	@	Cisco Systems, Inc.	7,553,158
122,200	@	Corning, Inc.	1,360,086
318,100	@, L	JDS Uniphase Corp.	531,227

ING Capital Guardian Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 5.3% (continued)
129,300		QUALCOMM, Inc.	$4,738,845
535,000	@, L	Qwest Communications Intl., Inc.	1,979,500
48,900		SBC Communications, Inc.	1,158,441
569,850		Sprint Corp.	12,964,088
75,700		Verizon Communications, Inc.	2,687,350

			34,053,734

		Toys/Games/Hobbies: 0.2%
68,000	L	Mattel, Inc.	1,451,800

			1,451,800

		Transportation: 0.4%
18,000		Union Pacific Corp.	1,254,600
21,700		United Parcel Service, Inc.	1,578,458

			2,833,058

		Total Common Stock (Cost $546,446,329)	628,745,708

ING Capital Guardian Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 13.4%
		Federal Home Loan Bank: 1.2%
$8,000,000	L	2.000%, due 04/01/05		$7,999,556

		Total U.S. Government Agency Obligations (Cost $8,000,000)		7,999,556

		Securities Lending CollateralCC: 12.2%
78,144,132		The Bank of New York Institutional Cash Reserves Fund		78,144,132

		Total Securities Lending Collateral (Cost $78,144,132)		78,144,132

		Total Short-Term Investments (Cost $86,144,132)		86,143,688

		Total Investments in Securities (Cost $632,590,461)*	111.6%	$714,889,396
		Other Assets and Liabilities—Net	(11.6)	(74,500,895)

		Net Assets	100.0%	$640,388,501

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2005.
	*	Cost for federal income tax purposes is $635,838,604.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$103,608,474
		Gross Unrealized Depreciation		(24,557,682)

		Net Unrealized Appreciation		$79,050,792

ING Capital Guardian Managed Global Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 97.9%
		AUSTRALIA: 2.3%
125,700		Amcor Ltd.	$696,040
219,315		Boral Ltd.	1,034,393
129,400		Coca-Cola Amatil Ltd.	857,845
163,110		Macquarie Airports	412,569
28,228		National Australia Bank Ltd.	619,226
184,500		Promina Group Ltd.	704,753
107,500		Publishing & Broadcasting Ltd.	1,279,327
270,042		Qantas Airways Ltd.	741,074
2,179		QBE Insurance Group Ltd.	25,090
149,302		Rinker Group Ltd.	1,248,227
79,400		Woolworths Ltd.	985,310

			8,603,854

		AUSTRIA: 0.3%
50,890		Telekom Austria AG	999,283

			999,283

		BERMUDA: 0.6%
11,000		Ingersoll-Rand Co.	876,150
9,100		PartnerRe Ltd.	587,860
22,700		Tyco Intl. Ltd.	767,260

			2,231,270

		BRAZIL: 0.2%
26,000	@	Cia Vale do Rio Doce ADR	821,860

			821,860

		CANADA: 4.0%
123,400		Abitibi-Consolidated, Inc.	571,178
71,200		Alcan, Inc.	2,707,113
52,500		Cameco Corp.	2,324,606
200		Fairfax Financial Holdings Ltd.	29,868
9,000	L	Four Seasons Hotels, Inc.	636,300
38,800		Great-West Lifeco, Inc.	853,065
56,100		IGM Financial, Inc.	1,745,807
40,800	@, L	Inco Ltd.	1,623,840
13,900		Potash Corp. of Saskatchewan	1,219,216
31,100		Suncor Energy, Inc.	1,252,637
21,000		TELUS Corp.	668,723
32,700		Thomson Corp.	1,093,291

			14,725,644

		CAYMAN ISLANDS: 0.2%
11,600	L	XL Capital Ltd.	839,492

			839,492

		DENMARK: 0.4%
27,300		H Lundbeck A/S	664,347
16,600		Novo-Nordisk A/S	926,301

			1,590,648

		FINLAND: 0.1%
24,200		UPM-Kymmene Oyj	538,271

			538,271

		FRANCE: 6.4%
9,610		Air Liquide	1,772,048
57,500		BNP Paribas	4,088,552
50,260		Bouygues	1,997,491
14,300		Cie Generale d’Optique Essilor Intl. SA	1,035,716
7,000		Groupe Danone	698,592

ING Capital Guardian Managed Global Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		FRANCE: 6.4% (continued)
10,900		L’Oreal SA	$874,538
6,500		Lafarge SA	631,619
9,200		Renault SA	823,953
91,105		Sanofi-Aventis	7,715,003
21,500		Schneider Electric SA	1,687,539
7,900		Societe Generale	823,646
55,500	@	Vivendi Universal SA	1,703,565

			23,852,262

		GERMANY: 2.5%
4,400		Allianz AG	559,863
37,500	@	Bayerische Hypo-und Vereinsbank AG	917,848
39,400		DaimlerChrysler AG	1,768,657
13,500		Deutsche Boerse AG	1,018,537
14,400		E.ON AG	1,241,012
76,100	@	Infineon Technologies AG	729,598
2,642		Muenchener Rueckversicherungs AG	318,086
21,500	L	SAP AG ADR	861,720
13,300		Siemens AG	1,052,860
19,200		Volkswagen AG	841,235

			9,309,416

		HONG KONG: 0.8%
50,900		Hang Seng Bank Ltd.	674,747
378,000		Li & Fung Ltd.	687,172
182,000		Sun Hung Kai Properties Ltd.	1,647,144

			3,009,063

		IRELAND: 0.5%
34,000		CRH PLC	893,439
18,800	@	Ryanair Holdings PLC ADR	822,876

			1,716,315

		ISRAEL: 0.5%
57,500	L	Teva Pharmaceutical Industries Ltd. ADR	1,782,500

			1,782,500

		JAPAN: 11.8%
14,700		Advantest Corp.	1,124,487
114,000		Aeon Co., Ltd.	1,925,056
174,000		Bank of Yokohama, Ltd.	1,061,972
29,000		Bridgestone Corp.	532,990
14,600		Canon, Inc.	782,073
98,000		Daimaru, Inc.	873,200
17,700		Enplas Corp.	467,072
15,100		Fanuc, Ltd.	943,403
5,000		Hirose Electric Co., Ltd.	510,509
7,600		Hoya Corp.	836,450
32,200		Kansai Electric Power Co., Inc.	646,763
16,000		Konica Minolta Holdings, Inc.	161,544
97		Millea Holdings, Inc.	1,410,701
61,000		Mitsubishi Corp.	790,913
149,000		Mitsubishi Estate Co., Ltd.	1,729,933
101		Mitsubishi Tokyo Financial Group, Inc.	872,238
42,670		Mitsui Sumitomo Insurance Co., Ltd.	390,723
8,700		Murata Manufacturing Co., Ltd.	466,347
7,200		Nidec Corp.	896,513
34,000		Nikon Corp.	390,373
11,000		Nintendo Co., Ltd.	1,200,518
24,000		Nippon Electric Glass Co., Ltd.	345,392

ING Capital Guardian Managed Global Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		JAPAN: 11.8% (continued)
218		Nippon Telegraph & Telephone Corp.	$953,883
176,000		Nissan Motor Co., Ltd.	1,802,972
29,000		Nissin Food Products Co., Ltd.	760,145
12,100		Nitto Denko Corp.	633,979
2,100		Obic Co., Ltd.	410,101
36,200		Omron Corp.	790,965
8,800		ORIX Corp.	1,124,048
35,000		Ricoh Co., Ltd.	600,698
4,900		Rohm Co., Ltd.	472,962
15,400		Ryohin Keikaku Co., Ltd.	761,940
30,100		Sankyo Co., Ltd.	634,615
8,800		Shimamura Co., Ltd.	674,653
19,700		Shin-Etsu Chemical Co., Ltd.	745,538
57,000		Shionogi & Co., Ltd.	785,843
5,000		SMC Corp.	565,066
15,000		Softbank Corp.	617,367
80,000		Sompo Japan Insurance, Inc.	834,235
12,100		Sony Corp.	483,432
346,000		Sumitomo Chemical Co., Ltd.	1,710,298
76,000		Sumitomo Corp.	651,293
159		Sumitomo Mitsui Financial Group, Inc.	1,075,838
89,000		Suzuki Motor Corp.	1,592,534
18,000		Takeda Pharmaceutical Co., Ltd.	857,964
16,600		Tohoku Electric Power Co., Inc.	308,184
14,600		Tokyo Electron, Ltd.	830,079
238,000		Tokyo Gas Co., Ltd.	960,344
385	@	UFJ Holdings, Inc.	2,021,070
43,000		Ushio, Inc.	822,718
79,000		Yamato Transport Co., Ltd.	1,129,529

			43,971,463

		MEXICO: 0.6%
44,800		America Movil SA de CV ADR	2,311,680

			2,311,680

		NETHERLANDS: 5.6%
63,311		ABN AMRO Holding NV	1,574,270
25,107		Aegon NV	339,327
88,215	@	ASML Holding NV	1,491,109
69,750		Heineken NV	2,424,443
36,900		Reed Elsevier NV	558,419
141,400		Royal Dutch Petroleum Co.	8,496,236
38,000		Royal Dutch Petroleum Co. ADR	2,281,520
112,100		Royal KPN NV	1,005,839
22,700	@	Royal Numico NV	931,383
24,000		Unilever NV	1,638,414

			20,740,960

		NORWAY: 0.4%
10,200		Norsk Hydro ASA	845,029
31,000		Norske Skogindustrier ASA	621,160

			1,466,189

		PORTUGAL: 0.2%
65,600		Portugal Telecom SGPS SA	772,366

			772,366

		RUSSIA: 0.0%
15,900	@, L	YUKOS Oil Co. ADR	34,980

			34,980

ING Capital Guardian Managed Global Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		SINGAPORE: 0.4%
973,886		Singapore Telecommunications Ltd.	$1,522,386

			1,522,386

		SOUTH AFRICA: 0.6%
96,700		Sasol Ltd.	2,269,966

			2,269,966

		SOUTH KOREA: 0.7%
9,980		Samsung Electronics Co. Ltd.	2,473,903

			2,473,903

		SPAIN: 2.6%
162,500		Banco Bilbao Vizcaya Argentaria SA	2,651,489
62,900		Banco Santander Central Hispano SA	767,384
38,500		Inditex SA	1,153,938
101,400		Repsol YPF SA	2,693,126
136,618		Telefonica SA	2,378,343

			9,644,280

		SWEDEN: 1.0%
12,200		Atlas Copco AB	586,894
280,300	@	Telefonaktiebolaget LM Ericsson	793,859
78,200	@, L	Telefonaktiebolaget LM Ericsson ADR	2,205,240

			3,585,993

		SWITZERLAND: 6.2%
52,684		Compagnie Financiere Richemont AG	1,662,027
32,889	@	Credit Suisse Group	1,411,830
49,520		Holcim Ltd.	3,057,411
23		Lindt & Spruengli AG	350,494
10,232		Nestle SA	2,813,650
7,600		Nobel Biocare Holding AG	1,605,979
88,377		Novartis AG	4,140,151
39,300		STMicroelectronics NV	656,904
4,023		Straumann Holding AG	873,815
20,728		Swiss Reinsurance Co.	1,490,205
5,533		Swisscom AG	2,037,589
9,727	@	Syngenta AG	1,021,742
8,000	@	Synthes, Inc.	893,173
11,000		UBS AG	932,559

			22,947,529

		TAIWAN: 0.2%
89,450		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	758,536

			758,536

		UNITED KINGDOM: 9.5%
54,400		AstraZeneca PLC	2,155,928
128,400		AstraZeneca PLC ADR	5,075,652
82,241		BHP Billiton PLC	1,104,936
168,500		Bradford & Bingley PLC	979,178
103,800		Diageo PLC	1,464,442
52,500		Hanson PLC	496,687
155,000		HBOS PLC	2,416,251
120,241		HSBC Holdings PLC	1,902,156
99,100		National Grid Transco PLC	918,748
107,000		Pearson PLC	1,304,292
19,000		Reckitt Benckiser PLC	603,286
92,900		Reed Elsevier PLC	962,292
106,200	@, I	Royal Bank of Scotland Group PLC	3,378,464
41,700		Standard Chartered PLC	749,943

ING Capital Guardian Managed Global Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		UNITED KINGDOM: 9.5% (continued)
125,100		Unilever PLC	$1,237,324
4,037,536		Vodafone Group PLC	10,721,935

			35,471,514

		UNITED STATES: 39.3%
10,900		3M Co.	934,021
46,000	@, L	Advanced Micro Devices, Inc.	741,520
21,600	@	Affiliated Computer Services, Inc.	1,149,984
33,499	@	Agilent Technologies, Inc.	743,678
40,800	L	Allergan, Inc.	2,834,376
52,400	@	Altera Corp.	1,036,472
33,300		Altria Group, Inc.	2,177,487
4,200	@, L	Amazon.Com, Inc.	143,934
31,175		American Intl. Group, Inc.	1,727,407
51,000		American Standard Cos., Inc.	2,370,480
15,500	@	AmeriCredit Corp.	363,320
58,100	@, L	Amgen, Inc.	3,382,001
74,300		Anheuser-Busch Cos., Inc.	3,521,077
278,100	@	Applied Materials, Inc.	4,519,126
104,300	@	Applied Micro Circuits Corp.	343,147
39,600		AT&T Corp.	742,500
38,300	L	Automatic Data Processing, Inc.	1,721,585
24,700		Baker Hughes, Inc.	1,098,903
22,800		Baxter Intl., Inc.	774,744
13,800	L	Beazer Homes USA, Inc.	688,068
30	@	Berkshire Hathaway, Inc.	2,610,000
12,300	@, L	Biogen Idec, Inc.	424,473
20,600		Boeing Co.	1,204,276
68,775	@	Cablevision Systems Corp.	1,929,139
27,500		Carnival Corp.	1,424,775
26,000	@	Checkfree Corp.	1,059,760
9,500		Chubb Corp.	753,065
172,700	@	Cisco Systems, Inc.	3,089,603
28,000	@, L	Comcast Corp.	945,840
11,500		Cooper Industries Ltd.	822,480
16,700		Costco Wholesale Corp.	737,806
15,500	@	DaVita, Inc.	648,675
108,500		Delphi Corp.	486,080
66,680	@	DIRECTV Group, Inc.	961,526
23,600		Dow Chemical Co.	1,176,460
70,800	L	Duke Energy Corp.	1,983,108
31,600	@	eBay, Inc.	1,177,416
41,300		Eli Lilly & Co.	2,151,730
50,300		Exxon Mobil Corp.	2,997,880
85,800		Fannie Mae	4,671,811
38,600	L	Fluor Corp.	2,139,598
111,300	@, L	Forest Laboratories, Inc.	4,112,534
52,600		Freddie Mac	3,324,320
6,700		General Dynamics Corp.	717,235
67,600		General Electric Co.	2,437,656
14,500	L	General Motors Corp.	426,155
7,000	L	Golden West Financial Corp.	423,500
48,700		Hewlett-Packard Co.	1,068,478
98,100	@, L	IAC/InterActiveCorp	2,184,687
78,100		IKON Office Solutions, Inc.	772,409
18,100		Illinois Tool Works, Inc.	1,620,493

ING Capital Guardian Managed Global Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		UNITED STATES: 39.3% (continued)
8,500	@, L	ImClone Systems, Inc.	$293,250
25,500		Intel Corp.	592,365
44,700	@, L	Interpublic Group of Cos., Inc.	548,916
2,300		Intl. Paper Co.	84,617
26,000	@	Jabil Circuit, Inc.	741,520
89,712		JPMorgan Chase & Co.	3,104,035
92,300	@, L	KLA-Tencor Corp.	4,246,723
19,700		Kraft Foods, Inc.	651,085
30,900	@, L	Lincare Holdings, Inc.	1,366,707
18,400	L	Linear Technology Corp.	704,904
33,700		Lowe’s Cos., Inc.	1,923,933
15,200		Medtronic, Inc.	774,440
76,400		Microsoft Corp.	1,846,588
27,500	@, L	Navistar Intl. Corp.	1,001,000
46,808	L	News Corp.	791,991
8,300		Northern Trust Corp.	360,552
9,200		OfficeMax, Inc.	308,200
40,300		PepsiCo, Inc.	2,137,109
42,875		Pfizer, Inc.	1,126,326
1,400	@	PMC — Sierra, Inc.	12,320
32,600	@	Polycom, Inc.	552,570
56,000	L	QUALCOMM, Inc.	2,052,400
193,800	@, L	Qwest Communications Intl.	717,060
40,900		Schlumberger Ltd.	2,882,632
54,900		SLM Corp.	2,736,216
219,850		Sprint Corp.	5,001,589
27,100		State Street Corp.	1,184,812
66,400		Sysco Corp.	2,377,120
20,500		Target Corp.	1,025,410
125,100	@, L	Tenet Healthcare Corp.	1,442,403
48,800	@, L	Teradyne, Inc.	712,480
231,900	@	Time Warner, Inc.	4,069,845
27,000	@, L	Transocean, Inc.	1,389,420
18,500		United Technologies Corp.	1,880,710
27,500		Unocal Corp.	1,696,475
26,600		Verizon Communications, Inc.	944,300
104,850		Washington Mutual, Inc.	4,141,575
18,500	@, L	Weatherford Intl. Ltd.	1,071,890
10,100	@	WellPoint, Inc.	1,266,035
64,200		Wells Fargo & Co.	3,839,160
37,800	L	Xilinx, Inc.	1,104,894

			146,202,375

		Total Common Stock (Cost $310,314,003)	364,193,998

PREFERRED STOCK: 0.2%
		UNITED STATES: 0.2%
26,900		Chubb Corp.	806,462

		Total Preferred Stock (Cost $741,148)	806,462

ING Capital Guardian Managed Global Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

CORPORATE BONDS: 0.6%
		Cayman Islands: 0.6%
$78,000,000	#, (1)	SMFG Finance Ltd., 2.250%, due 07/11/05		$1,684,382
24,000,000	I, (1)	SMFG Finance Ltd., 2.250%, due 07/11/05		517,941

				2,202,323

		Total Corporate Bonds (Cost $1,086,274)		2,202,323

		Total Long-Term Investments (Cost $312,141,425)		367,202,783

SHORT-TERM INVESTMENTS: 6.9%
		Securities Lending CollateralCC: 6.9%
25,895,020		The Bank of New York Institutional Cash Reserves Fund		25,895,020

		Total Short-Term Investments (Cost $25,895,020)		25,895,020

		Total Investments in Securities (Cost $338,036,445)*	105.6%	$393,097,803
		Other Assets and Liabilities—Net	(5.6)	(21,006,882)

		Net Assets	100.0%	$372,090,921

	@	Non-income producing security
	ADR	American Depositary Receipt
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	cc	Securities purchased with cash collateral for securities loaned.
	I	Illiquid Security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2005.
	(1)	Principal amount presented in Japanese Yen.
	*	Cost for federal income tax purposes is $339,953,131.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$70,205,475
		Gross Unrealized Depreciation		(17,060,803)
		Net Unrealized Appreciation		$53,144,672

ING Capital Guardian Managed Global Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Industry	Percentage of Net Assets

Advertising	0.2%
Aerospace/Defense	1.0
Agriculture	0.6
Airlines	0.4
Auto Manufacturers	2.2
Auto Parts and Equipment	0.3
Banks	9.2
Beverages	2.8
Biotechnology	1.0
Building Materials	2.6
Chemicals	2.2
Computers	0.7
Cosmetics/Personal Care	0.2
Distribution/Wholesale	0.6
Diversified Financial Services	5.5
Electric	1.4
Electrical Components and Equipment	0.9
Electronics	1.6
Engineering and Construction	1.1
Food	3.3
Forest Products and Paper	0.5
Gas	0.3
Hand/Machine Tools	0.8
Healthcare-Products	1.8
Healthcare-Services	1.3
Home Builders	0.2
Home Furnishings	0.1
Household Products/Wares	0.2
Insurance	3.8
Internet	1.4
Investment Companies	0.1
Leisure Time	0.4
Lodging	0.2
Machinery-Construction and Mining	0.2
Media	4.2
Mining	2.3
Miscellaneous Manufacturing	2.4
Office/Business Equipment	0.6
Oil and Gas	6.4
Oil and Gas Services	1.4
Packaging and Containers	0.2
Pharmaceuticals	9.5
Real Estate	0.9
Retail	3.0
Savings and Loans	1.2
Semiconductors	5.1
Software	1.2
Telecommunications	10.6
Toys/Games/Hobbies	0.3
Transportation	0.3
Securities Lending Collateral	6.9
Other Assets and Liabilities-Net	(5.6)

Net Assets	100.0%

ING Capital Guardian Managed Global Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

At March 31, 2005, the following forward currency exchange contracts were outstanding for the ING Capital Guardian Managed Global Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)

			USD
Swedish Krona
SEK 466,999	Buy	04/04/05	66,204	$66,311	$107

Swiss Franc
CHF 1,966,623	Sell	04/07/05	1,735,000	1,650,656	84,344
Swiss Franc
CHF 2,000,084	Sell	06/10/05	1,731,000	1,685,832	45,168
Euro
EUR 1,916,389	Sell	05/24/05	2,535,000	2,494,014	40,986
Euro
EUR 316,720	Sell	06/27/05	429,000	412,581	16,419
Japanese Yen
JPY 185,249,950	Sell	05/17/05	1,774,000	1,738,957	35,043
Japanese Yen
JPY 364,059,350	Sell	04/11/05	3,490,000	3,406,850	83,150
Swiss Franc
CHF 5,230	Sell	04/04/05	4,340	4,389	(49)
Swiss Franc
CHF 2,026,228	Sell	05/17/05	1,696,000	1,705,031	(9,031)
Japanese Yen
JPY 92,070	Sell	04/04/05	855	861	(6)
Japanese Yen
JPY 543,120	Sell	04/04/05	5,045	5,079	(34)
Japanese Yen
JPY 11,196,477	Sell	05/12/85	104,228	104,714	(486)
Euro
EUR 159,000	Sell	06/27/05	205,539	207,124	(1,585)
British Pound Sterling
GBP 610,740	Sell	04/11/05	1,139,000	1,153,382	(14,382)
					$279,537

ING Capital Guardian Managed Global Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Illiquid Securities

Pursuant to guidelines adopted by the Portfolio’s Board, the following securities have been deemed to be illiquid. ING Capital Guardian Managed Global Portfolio currently limits investment in illiquid securities to 15% of the Portfolio’s net assets, at market value, at time of purchase.

	Shares/	Initial			Percentage
	Principal	Acquisition			of Net
Security	Amount	Date	Cost	Value	Assets

Royal Bank of Scotland Group PLC	106,200	07/18/01	$2,510,216	$3,378,463	0.9%
SMFG Finance Ltd., 2.250%, due 07/11/05	24,000,000	05/17/04	492,201	517,941	0.1

			$3,002,417	$3,896,404	1.0%

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Small Cap Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 99.4%
		Advertising: 1.6%
164,750	L	ADVO, Inc.	$6,169,888
157,200	@, L	Valuevision Media, Inc.	1,944,564

			8,114,452

		Aerospace/Defense: 0.7%
382,700	@, L	Orbital Sciences Corp.	3,704,536

			3,704,536

		Airlines: 2.7%
64,400	@, L	Alaska Air Group, Inc.	1,895,936
959,800	@, L	Delta Air Lines, Inc.	3,887,190
124,800	@, L	JetBlue Airways Corp.	2,376,192
398,400	@, L	Northwest Airlines Corp.	2,665,296
277,500	@, L	Pinnacle Airlines Corp.	2,947,050

			13,771,664

		Apparel: 1.2%
252,100	@, L	Warnaco Group, Inc.	6,060,484

			6,060,484

		Auto Parts and Equipment: 0.2%
25,000		BorgWarner, Inc.	1,217,000

			1,217,000

		Banks: 6.7%
108,258	@	BOK Financial Corp.	4,403,935
35,000	L	Cathay General Bancorp	1,102,500
129,900	L	Citizens Banking Corp.	3,813,864
57,500		Cullen/Frost Bankers, Inc.	2,596,125
9,000		First Community Bancorp	398,700
124,250		First Midwest Bancorp, Inc.	4,035,640
151,937		Fulton Financial Corp.	3,310,707
34,000		Greater Bay Bancorp	829,940
59,000	L	Placer Sierra Bancshares	1,355,230
140,168	L	Provident Bankshares Corp.	4,619,938
35,200	@, L	Silicon Valley Bancshares	1,550,912
56,100		South Financial Group, Inc.	1,713,294
120,600	L	Sterling Bancshares, Inc.	1,712,520
124,100		Umpqua Holdings Corp.	2,897,735

			34,341,040

		Biotechnology: 1.0%
76,900	@	Cotherix, Inc.	512,923
41,800	@, L	Cytokinetics, Inc.	274,208
76,800	@, @@, L	ID Biomedical Corp.	1,171,968
187,900	@	Illumina, Inc.	1,518,232
148,300	@, @@, L	Qiagen NV	1,770,702

			5,248,033

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Small Cap Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Chemicals: 2.8%
64,100	L	Lubrizol Corp.	$2,605,024
607,800	@@	Methanex Corp.	11,809,554

			14,414,578

		Coal: 0.4%
80,700	@, L	Alpha Natural Resources, Inc.	2,313,669

			2,313,669

		Commercial Services: 4.0%
49,000	@, L	Advisory Board Co.	2,141,300
212,500	@, L	AMN Healthcare Services, Inc.	3,380,875
190,600	L	Arbitron, Inc.	8,176,740
18,000	@, L	CoStar Group, Inc.	663,300
54,300	@	Exponent, Inc.	1,297,227
39,600	@, L	Laureate Education, Inc.	1,694,484
170,400	@	Princeton Review, Inc.	938,904
17,200	@, L	Resources Connection, Inc.	359,996
29,000	@, @@	Steiner Leisure Ltd.	948,010
67,400	@	TNS, Inc.	1,209,830

			20,810,666

		Computers: 3.1%
655,700	@	Brocade Communications Systems, Inc.	3,881,744
564,100	@	Dot Hill Systems Corp.	3,356,395
1,227,100	@	Gateway, Inc.	4,945,213
30,900	@	Intergraph Corp.	890,229
4,900		National Instruments Corp.	132,545
178,456	@, L	Overland Storage, Inc.	2,619,734

			15,825,860

		Distribution/Wholesale: 0.2%
28,200	@, L	United Stationers, Inc.	1,276,050

			1,276,050

		Diversified Financial Services: 3.3%
263,400	@	AmeriCredit Corp.	6,174,096
78,300	L	Federal Agricultural Mortgage Corp.	1,369,467
242,900	L	National Financial Partners Corp.	9,667,420

			17,210,983

		Electric: 2.1%
776,900	@, L	CMS Energy Corp.	10,130,776
39,000		Westar Energy, Inc.	843,960

			10,974,736

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Small Cap Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Electrical Components and Equipment: 1.7%
545,100	@	Advanced Energy Industries, Inc.	$5,271,117
271,700	@, L	Power-One, Inc.	1,320,462
118,700	@, L	Wilson Greatbatch Technologies, Inc.	2,165,088

			8,756,667

		Electronics: 4.7%
118,200	@	Benchmark Electronics, Inc.	3,762,306
326,500	@, L	Cymer, Inc.	8,740,405
203,700	@, L	Electro Scientific Industries, Inc.	3,949,743
128,200	@, L	FEI Co.	2,967,830
13,600	@	OSI Systems, Inc.	238,136
322,900	@, L	Plexus Corp.	3,716,579
6,500	@, L	Spatialight, Inc.	32,825
74,700		X-Rite, Inc.	1,123,488

			24,531,312

		Entertainment: 0.9%
102,000	@	Scientific Games Corp.	2,330,700
619,100	@, L	Six Flags, Inc.	2,550,692

			4,881,392

		Environmental Control: 0.8%
274,400	@, L	Allied Waste Industries, Inc.	2,005,864
161,300	@, L	Tetra Tech, Inc.	2,035,606

			4,041,470

		Food: 2.7%
100,100	@, @@	Del Monte Foods Co.	1,086,085
36,500	L	Fresh Del Monte Produce, Inc.	1,113,980
376,800	@, L	Interstate Bakeries Corp.	2,223,120
244,900	@, L	Performance Food Group Co.	6,778,832
88,401		Tootsie Roll Industries, Inc.	2,652,030

			13,854,047

		Forest Products and Paper: 0.8%
283,400		P. H. Glatfelter Co.	4,180,150

			4,180,150

		Gas: 0.6%
102,500	@, L	SEMCO Energy, Inc.	589,375
114,700	L	Southwest Gas Corp.	2,771,152

			3,360,527

		Healthcare—Products: 1.8%
174,500	@, L	Candela Corp.	1,556,540
198,000	@, L	CTI Molecular Imaging, Inc.	4,013,460
154,600	@, L	Wright Medical Group, Inc.	3,710,400

			9,280,400

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Small Cap Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Healthcare—Services: 1.5%
38,600	@, L	American Healthways, Inc.	$1,274,572
76,700	@, L	Magellan Health Services, Inc.	2,611,635
185,200	@	VistaCare, Inc.	3,791,044

			7,677,251

		Home Builders: 0.8%
84,600	L	Beazer Homes USA, Inc.	4,218,156

			4,218,156

		Home Furnishings: 1.2%
278,500	L	Furniture Brands Intl., Inc.	6,074,085

			6,074,085

		Household Products/Wares: 1.4%
40,300	@, L	Fossil, Inc.	1,044,778
114,300	@, L	Jarden Corp.	5,244,084
35,000		WD-40 Co.	1,137,150

			7,426,012

		Housewares: 0.4%
106,600		Libbey, Inc.	2,238,600

			2,238,600

		Insurance: 1.5%
41,100	@@, L	Endurance Specialty Holdings Ltd.	1,555,224
119,300		First American Corp.	3,929,742
90,000	@@	Max Re Capital Ltd.	2,117,700

			7,602,666

		Internet: 3.4%
201,800	@, L	Alloy, Inc.	1,186,584
7,800	@, L	Arbinet-thexchange, Inc.	148,590
48,366	@, L	Ariba, Inc.	375,320
88,500	@, L	Ask Jeeves, Inc.	2,485,080
35,200	@, L	Blue Nile, Inc.	973,280
75,900	@, L	Captiva Software Corp.	821,997
78,400	@, L	Earthlink, Inc.	705,600
37,100	@	Macromedia, Inc.	1,242,850
337,700	@	Matrixone, Inc.	1,610,829
154,000	L	Netbank, Inc.	1,305,920
307,400	@, L	Sapient Corp.	2,257,853
193,300	@	SupportSoft, Inc.	1,020,624
338,500	@, L	United Online, Inc.	3,544,095

			17,678,622

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Small Cap Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Investment Companies: 1.0%
129,800	L	American Capital Strategies Ltd.	$4,077,018
127,300		Medallion Financial Corp.	1,163,522

			5,240,540

		Lodging: 2.4%
91,500	@@	Fairmont Hotels & Resorts, Inc.	3,032,310
70,600	@@, L	Four Seasons Hotels, Inc.	4,991,420
173,900	@@	Orient-Express Hotels Ltd.	4,538,790

			12,562,520

		Machinery—Diversified: 0.5%
46,600		Albany Intl. Corp. — Class A	1,439,008
36,200		Tennant Co.	1,400,578

			2,839,586

		Media: 3.0%
42,100	@, L	Citadel Broadcasting Corp.	578,033
53,300	@	Emmis Communications Corp.	1,024,426
26,300	@	Entercom Communications Corp.	934,176
76,200	@, L	Radio One, Inc.	1,118,616
326,400	@, W	Radio One, Inc. — Class D	4,814,400
362,000	L	Reader’s Digest Association, Inc.	6,266,220
77,000		World Wrestling Entertainment, Inc.	924,000

			15,659,871

		Miscellaneous Manufacturing: 3.2%
97,800	@	Actuant Corp.	4,393,176
128,000		AptarGroup, Inc.	6,653,440
57,400	@	ESCO Technologies, Inc.	4,612,090
75,400	@	Jacuzzi Brands, Inc.	735,904

			16,394,610

		Oil and Gas: 3.1%
15,570		Cabot Oil & Gas Corp.	858,686
146,400	@, L	Delta Petroleum Corp.	2,128,656
114,600	@, L	Energy Partners Ltd.	2,976,162
107,700	L	Helmerich & Payne, Inc.	4,274,613
17,400	L	Noble Energy, Inc.	1,183,548
68,500	L	San Juan Basin Royalty TR	2,468,740
26,000	@, L	Spinnaker Exploration Co.	923,780
27,400	L	St. Mary Land & Exploration Co.	1,371,370

			16,185,555

		Oil and Gas Services: 1.4%
53,700	@, L	Hydril Co.	3,136,617
672,200	@, L	Newpark Resources, Inc.	3,959,258

			7,095,875

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Small Cap Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Packaging and Containers: 0.7%
139,800	L	Packaging Corp. of America	$3,395,742

			3,395,742

		Pharmaceuticals: 2.9%
82,800	@, L	Alnylam Pharmaceuticals, Inc.	606,924
234,500	@, L	Amylin Pharmaceuticals, Inc.	4,101,405
213,900	@, L	Atherogenics, Inc.	2,799,951
82,200	@, L	Eyetech Pharmaceuticals, Inc.	2,260,500
125,800	@, L	Renovis, Inc.	1,015,206
273,000	@, L	Vicuron Pharmaceuticals, Inc.	4,302,480

			15,086,466

		Real Estate: 1.0%
239,900	@, L	Trammell Crow Co.	4,934,743

			4,934,743

		Real Estate Investment Trusts: 5.8%
63,400		American Financial Realty Trust	927,542
337,600	L	Annaly Mortgage Management, Inc.	6,333,376
355,900		Anthracite Capital, Inc.	3,964,726
113,100		Gramercy Capital Corp.	2,205,450
17,900		LaSalle Hotel Properties	519,995
65,000	L	Luminent Mortgage Capital, Inc.	713,700
175,200	@	Meristar Hospitality Corp.	1,226,400
179,100	L	MFA Mortgage Investments, Inc.	1,362,951
42,700		Pan Pacific Retail Properties, Inc.	2,423,225
127,800	@, L	Saxon Capital, Inc.	2,198,160
143,600		SL Green Realty Corp.	8,073,192

			29,948,717

		Retail: 6.3%
76,900		Borders Group, Inc.	2,047,078
260,200	@	California Pizza Kitchen, Inc.	6,099,088
95,000	L	Christopher & Banks Corp.	1,672,000
118,600	@, L	HOT Topic, Inc.	2,591,410
94,600	L	Lithia Motors, Inc.	2,422,706
31,500		OfficeMax, Inc.	1,055,250
123,900	@	Petco Animal Supplies, Inc.	4,560,759
65,229	@, L	PF Chang’s China Bistro, Inc.	3,900,694
310,400	@	Restoration Hardware, Inc.	1,769,280
86,000	@, L	School Specialty, Inc.	3,367,760
30,300	@, L	Sports Authority, Inc.	833,250
378,800	@, L	Tweeter Home Entertainment Group, Inc.	2,109,916

			32,429,191

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Small Cap Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Savings and Loans: 0.5%
26,700	@	Firstfed Financial Corp.	$1,361,967
65,200	@	Franklin Bank Corp.	1,124,700

			2,486,667

		Semiconductors: 7.9%
72,800	@, L	AMIS Holdings, Inc.	821,912
134,700	@, @@, L	ASM Intl. NV	2,217,162
479,700	@, L	Credence Systems Corp.	3,794,427
526,700	@	Emcore Corp.	1,774,979
212,600	@	Fairchild Semiconductor Intl., Inc.	3,259,158
41,800	@, L	Formfactor, Inc.	946,352
56,600	L	Helix Technology Corp.	875,602
344,100	@, L	Kulicke & Soffa Industries, Inc.	2,164,389
528,900	@, L	LTX Corp.	2,348,316
280,200	@, L	MIPS Technologies, Inc.	3,222,300
241,100	@	MKS Instruments, Inc.	3,828,668
129,300	@, L	Netlogic Microsystems, Inc.	1,604,613
245,100	@	ON Semiconductor Corp.	968,145
206,800	@, L	Pixelworks, Inc.	1,685,420
54,600	@, L	Power Integrations, Inc.	1,140,594
102,700	@	Rudolph Technologies, Inc.	1,546,662
84,100	@	Semtech Corp.	1,502,867
26,000	@	Sigmatel, Inc.	973,180
952,300	@, L	Transwitch Corp.	1,304,651
302,800	@, L	Veeco Instruments, Inc.	4,557,139

			40,536,536

		Software: 1.1%
56,600	@, L	Altiris, Inc.	1,349,910
20,200	@, L	Blackboard, Inc.	352,288
65,700	@, L	CallWave, Inc.	387,630
67,200	@	Embarcadero Technologies, Inc.	442,848
4,100	@	Pinnacle Systems, Inc.	22,919
82,600	@	Quest Software, Inc.	1,143,184
202,100	@, L	SCO Group, Inc.	713,413
65,400	@	SYNNEX Corp.	1,139,268

			5,551,460

		Telecommunications: 2.8%
244,500	@, L	Atheros Communications, Inc.	2,511,015
117,600	@, L	General Communication, Inc.	1,073,688
39,800	@, L	Ixia	708,042
87,700	@, L	Netgear, Inc.	1,323,393
72,000	@, L	Newport Corp.	1,043,280
148,700	@, L	Novatel Wireless, Inc.	1,598,525
50,600	@	Polycom, Inc.	857,670
169,200	@	West Corp.	5,414,400

			14,530,013

		Textiles: 0.6%
80,200		G&K Services, Inc.	3,231,258

			3,231,258

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Small Cap Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Transportation: 1.0%
73,000	@	Celadon Group, Inc.	$1,354,150
23,500	@, L	Kirby Corp.	987,705
114,100	@	Pacer Intl., Inc.	2,725,849

			5,067,704

		Total Common Stock (Cost $498,682,184)	514,262,162

PORTFOLIO OF INVESTMENTS
ING Capital Guardian Small Cap Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 28.3%
		Securities Lending CollateralCC: 28.3%
$1,000,004		Capital One Master Trust, 2.879%, due 04/15/05		$1,000,004
145,740,626		The Bank of New York Institutional Cash Reserves Fund		145,740,626

				146,740,630

		Total Short-Term Investments
		Cost ($146,740,630)		146,740,630

		Total Investments in Securities
		(Cost $645,422,814)*	127.7%	$661,002,792
		Other Assets and Liabilities—Net	(27.7)	(143,417,466)

		Net Assets	100.0%	$517,585,326

	@	Non-income producing security
	@@	Foreign issuer
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2005.
	*	Cost for federal income tax purposes is $646,069,515.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$91,033,693
		Gross Unrealized Depreciation		(76,100,416)

		Net Unrealized Appreciation		$14,933,277

PORTFOLIO OF INVESTMENTS
ING Developing World Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 90.0%
		BRAZIL: 12.6%
40,100	@	Banco Itau Holding Financeira SA ADR	$3,254,115
104,700	@	Cia Energetica de Minas Gerais ADR	2,389,254
47,700	@, L	Cia Siderurgica Nacional SA ADR	1,149,570
246,900	@	Cia Vale do Rio Doce ADR	6,560,133
70,500		Perdigao SA	1,363,592
156,700	@, L	Petroleo Brasileiro SA ADR	6,028,248
129,300	@	Tele Norte Leste Participacoes SA ADR	2,000,271
24,400	@	Uniao de Bancos Brasileiros SA GDR	838,872
96,300	@	Unibanco — Uniao de Bancos Brasileiros SA	668,322

			24,252,377

		CHILE: 1.1%
258,100	@	Enersis SA ADR	2,168,040

			2,168,040

		CHINA: 5.1%
335,500	@	Byd Co. Ltd.	986,262
2,620,000	@	China Life Insurance Co., Ltd.	1,744,784
4,188,000	@	China Petroleum & Chemical Corp.	1,698,728
7,694,000	@	China Telecom Corp., Ltd.	2,681,070
4,208,000	@	PetroChina Co., Ltd.	2,640,097

			9,750,941

		HONG KONG: 1.1%
1,454,000	@	China Resources Power Holdings Co.	684,152
510,000	@	Lifestyle International Holdings Ltd.	780,510
1,550,000	@	Luen Thai Holdings Ltd.	665,827

			2,130,489

		HUNGARY: 0.7%
18,500		OTP Bank Rt GDR	1,267,957

			1,267,957

		INDIA: 2.9%
12,700		Larsen & Toubro Ltd GDR	289,441
46,200		Larsen & Toubro Ltd. GDR	1,039,500
138,600	#, L	Reliance Industries Ltd. GDR	3,534,300
80,200	@, L	Tata Motors Ltd. ADR	777,940

			5,641,181

		INDONESIA: 1.8%
7,433,500	@	Telekomunikasi Indonesia Tbk PT	3,523,416

			3,523,416

		ISRAEL: 3.3%
165,600		Makhteshim-Agan Industries Ltd.	924,416
175,000	L	Teva Pharmaceutical Industries Ltd. ADR	5,425,000

			6,349,416

		MALAYSIA: 3.7%
844,800	@	Commerce Asset Holdings Bhd	1,017,652
247,800	@	Genting Bhd	1,127,428
627,900	@	Malayan Banking Bhd	1,866,594
1,528,000	@	SP Setia Bhd	1,608,421
570,600	@	Telekom Malaysia Bhd	1,462,805

			7,082,900

		MEXICO: 3.6%
24,600		America Movil SA de CV ADR	1,269,360
16,000	L	Fomento Economico Mexicano SA de CV ADR	856,800
38,000		Grupo Aeroportuario del Sureste SA de CV ADR	1,065,900
277,400		Grupo Financiero Banorte SA de CV	1,803,603

PORTFOLIO OF INVESTMENTS
ING Developing World Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		MEXICO: 3.6% (continued)
14,500		Grupo Televisa SA ADR	$852,600
202,200	@	Urbi Desarrollos Urbanos SA de C.V	1,012,673

			6,860,936

		PERU: 1.4%
121,000	@	Cia de Minas Buenaventura SA ADR	2,756,380

			2,756,380

		PHILIPPINES: 0.4%
165,600	@	SM Investments Corp	687,425

			687,425

		POLAND: 0.7%
87,300		Telekomunikacja Polska SA	588,560
124,700		Telekomunikacja Polska SA GDR	845,491

			1,434,051

		RUSSIA: 3.5%
30,300		LUKOIL ADR	4,101,768
23,600	L	OAO Gazprom ADR	795,766
52,700	@	Vimpel-Communications ADR	1,813,934

			6,711,468

		SOUTH AFRICA: 8.9%
207,800	@	ABSA Group Ltd.	2,516,758
17,800	L	AngloGold Ashanti Ltd. ADR	613,210
25,200	@	Edgars Consolidated Stores Ltd	1,111,981
954,300	@	FirstRand Ltd.	2,046,610
210,472	@	MTN Group Ltd.	1,488,697
122,400	@	Sasol Ltd.	2,873,256
359,500	@	Standard Bank Group Ltd.	3,629,822
608,200	@	Steinhoff Intl. Holdings Ltd.	1,298,014
91,100	@	Telkom SA Ltd.	1,572,229

			17,150,577

		SOUTH KOREA: 13.8%
30,290		Honam Petrochemical Corp.	1,546,870
116,446		Kookmin Bank	5,198,052
16,050		LG Electronics, Inc.	1,072,724
15,630	@	POSCO	3,094,913
26,310		S-Oil Corp	2,040,448
22,132	@	Samsung Electronics Co., Ltd.	10,908,765
16,180	@	Samsung Fire & Marine Insurance Co., Ltd.	1,222,797
10,160	@	SK Telecom Co., Ltd.	1,713,598

			26,798,167

		TAIWAN: 12.6%
928,000		Acer, Inc.	1,451,813
1,093,900	L	Asustek Computer, Inc. GDR	2,986,347
71,500	L	Cathay Financial Holding Co., Ltd. GDR	1,344,200
1,929,559		Chinatrust Financial Holding Co.	2,174,001
1,286,439		Evergreen Marine Corp.	1,258,052
143,000		Fubon Financial Holding Co., Ltd. GDR	1,354,839
97,000		HON HAI Precision Industry	858,059
198,949	L	HON HAI Precision Industry GDR	1,759,897
3,728,000		Mega Financial Holding Co., Ltd.	2,398,360
1,291,000		Taiwan Fertilizer Co Ltd	1,546,356
3,134,512		Taiwan Semiconductor Manufacturing Co., Ltd.	5,112,587
240,726		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,041,356

			24,285,867

		THAILAND: 3.7%
404,800	@	Advanced Info Service PCL	1,032,906
626,300	@	Bangkok Bank PCL	1,790,259

PORTFOLIO OF INVESTMENTS
ING Developing World Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		THAILAND: 3.7% (continued)
723,800		Kasikornbank PCL	$1,080,882
358,900		PTT PCL	1,768,994
207,100	@	Siam Cement PCL	1,395,649

			7,068,690

		TURKEY: 4.6%
236,500	@	Arcelik	1,362,523
703,500		Haci Omer Sabanci Holding AS	2,434,579
241,600		KOC Holding AS	1,053,726
64,320	@	KOC Holding AS — New	271,471
166,400		Turkcell Iletisim Hizmet AS	1,125,742
668,200	@	Turkiye Garanti Bankasi AS	2,526,864

			8,774,905

		UNITED STATES: 4.5%
42,700	@, L	iShares MSCI Emerging Markets Index Fund	8,659,560

			8,659,560

		Total Common Stock (Cost $158,114,942)	173,354,743

EQUITY LINKED SECURITIES: 3.8%
		INDIA: 3.8%
471,317	@	Bharti Televentures Ltd., Inc.	2,234,043
128,700	@	ICICI Bank Ltd.	1,158,300
27,400	@	Infosys Technologies Ltd.	1,413,566
30,300	@, L	Larsen and Toubro Ltd.	690,537
55,700	@	Tata Consultancy Services	1,827,517

			7,323,963

		Total Equity Linked Securities (Cost $5,481,789)	7,323,963

PREFERRED STOCK: 0.3%
		BRAZIL: 0.3%
2,950	@, L	Banco Itau Holding Financeira SA	481,587

			481,587

		Total Preferred Stock (Cost $243,845)	481,587

		Total Long-Term Investments (Cost $163,840,576)	181,160,293

PORTFOLIO OF INVESTMENTS
ING Developing World Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 14.2%
		Securities Lending CollateralCC: 14.2%
$27,365,248		The Bank of New York Institutional Cash Reserves Fund		$27,365,248

		Total Short-Term Investments
		(Cost $27,365,248)		27,365,248

		Total Investments in Securities
		(Cost $191,205,824)*	108.3%	$208,525,541
		Other Assets and Liabilities—Net	(8.3)	(16,039,427)

		Net Assets	100.0%	$192,486,114

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2005.
	*	Cost for federal income tax purposes is $191,984,679.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$19,756,372
		Gross Unrealized Depreciation		(3,215,510)

		Net Unrealized Appreciation		$16,540,862

PORTFOLIO OF INVESTMENTS
ING Developing World Portfolio	as of March 31, 2005 (Unaudited)(continued)

Industry	Percentage of Net Assets

Apparel	0.3%
Auto Manufacturers	0.4
Banks	15.3
Beverages	0.5
Building Materials	0.7
Chemicals	3.9
Computers	2.4
Diversified Financial Services	4.7
Electric	2.7
Electrical Component and Equipment	6.7
Electronics	2.9
Engineering and Construction	1.6
Food	0.7
Holding Companies — Diversified	2.0
Home Builders	0.5
Home Furnishings	1.4
Insurance	1.5
Investment Companies	4.9
Iron/Steel	2.2
Lodging	0.6
Media	0.5
Mining	5.2
Oil and Gas	11.4
Pharmaceuticals	2.8
Real Estate	0.8
Retail	1.0
Semiconductors	3.7
Telecommunications	12.1
Transportation	0.7
Securities Lending Collateral	14.2
Other Assets and Liabilities — Net	(8.3)

Net Assets	100%

PORTFOLIO OF INVESTMENTS
ING Eagle Asset Capital Appreciation Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 93.9%
		Advertising: 3.3%
79,200		Omnicom Group, Inc.	$7,010,784

			7,010,784

		Aerospace/Defense: 3.3%
69,100		United Technologies Corp.	7,024,706

			7,024,706

		Agriculture: 4.0%
129,300		Altria Group, Inc.	8,454,927

			8,454,927

		Banks: 5.0%
70,000		Bank of America Corp.	3,087,000
81,900		Wachovia Corp.	4,169,529
55,300		Wells Fargo & Co.	3,306,940

			10,563,469

		Beverages: 2.1%
106,200		Coca-Cola Co.	4,425,354

			4,425,354

		Computers: 3.6%
197,700	@	Dell, Inc.	7,595,634

			7,595,634

		Cosmetics/Personal Care: 2.2%
69,900		Kimberly-Clark Corp.	4,594,527

			4,594,527

		Diversified Financial Services: 5.4%
82,300		American Express Co.	4,227,751
92,300		Citigroup, Inc.	4,147,962
54,900		Merrill Lynch & Co., Inc.	3,107,340

			11,483,053

		Electrical Components and Equipment: 3.1%
100,100		Emerson Electric Co.	6,499,493

			6,499,493

		Entertainment: 1.6%
130,000		International Game Technology	3,465,800

			3,465,800

		Environmental Control: 3.0%
216,000		Waste Management, Inc.	6,231,600

			6,231,600

		Healthcare—Products: 6.9%
185,500		Baxter Intl., Inc.	6,303,290
111,600		Guidant Corp.	8,247,240

			14,550,530

		Healthcare—Services: 4.5%
176,200		HCA, Inc.	9,439,034

			9,439,034

		Housewares: 2.7%
259,900	L	Newell Rubbermaid, Inc.	5,702,206

			5,702,206

		Leisure Time: 1.9%
71,000	L	Harley-Davidson, Inc.	4,100,960

			4,100,960

		Media: 3.1%
373,400	@	Time Warner, Inc.	6,553,170

			6,553,170

PORTFOLIO OF INVESTMENTS
ING Eagle Asset Capital Appreciation Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Miscellaneous Manufacturing: 2.9%
182,600	@@	Tyco Intl., Ltd.	$6,171,880

			6,171,880

		Pharmaceuticals: 7.4%
247,600		Pfizer, Inc.	6,504,452
210,900		Wyeth	8,895,762

			15,400,214

		Retail: 11.7%
137,100		CVS Corp.	7,214,202
174,800		Home Depot, Inc.	6,684,352
137,900		McDonald’s Corp.	4,294,206
126,500		Wal-Mart Stores, Inc.	6,338,915

			24,531,675

		Semiconductors: 3.7%
90,700		Analog Devices, Inc.	3,277,898
275,600	@	Applied Materials, Inc.	4,478,500

			7,756,398

		Software: 6.6%
260,700		Microsoft Corp.	6,301,119
327,900	@, L	Veritas Software Corp.	7,613,838

			13,914,957

		Telecommunications: 3.9%
182,500	@	Cisco Systems, Inc.	3,264,925
325,600	@@, L	Nokia Oyj ADR	5,024,008

			8,288,933

		Transportation: 2.0%
45,700		FedEx Corp.	4,293,515

			4,293,515

		Total Common Stock (Cost $180,403,120)	198,052,819

PORTFOLIO OF INVESTMENTS
ING Eagle Asset Capital Appreciation Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 12.1%
		U.S. Government Agency Obligations: 6.1%
$12,867,000		Federal Home Loan Bank Discount Notes, 2.000%, due 04/01/05		$12,866,224

		Total U.S. Government Agency Obligations
		(Cost $12,867,000)		12,866,224

		Securities Lending CollateralCC: 6.0%
12,657,965		The Bank of New York Institutional Cash Reserves Fund		12,657,965

		Total Securities Lending Collateral
		(Cost $12,657,965)		12,657,965

		Total Short-Term Investments
		(Cost $25,524,189)		25,524,189

		Total Investments in Securities
		(Cost $205,928,085)*	106.0%	$223,577,008
		Other Assets and Liabilities—Net	(6.0)	(12,586,868)

		Net Assets	100.0%	$210,990,140

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2005.
	*	Cost for federal income tax purposes is $205,947,144.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$20,152,485
		Gross Unrealized Depreciation		(2,522,621)

		Net Unrealized Appreciation		$17,629,864

PORTFOLIO OF INVESTMENTS
ING Evergreen Health Sciences Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 94.1%
		Biotechnology: 13.8%
20,480	@	Amgen, Inc.	$1,192,141
5,238	@	Applera Corp. — Celera Genomics Group	53,690
7,048	@	Arena Pharmaceuticals, Inc.	35,592
13,436	@	BioCryst Pharmaceuticals, Inc.	61,940
5,090	@	Biogen Idec, Inc.	175,656
9,374	@, @@	Cambridge Antibody Technology Group PLC ADR	116,613
2,270	@	Chiron Corp.	79,586
2,700	@	Corgentech, Inc.	6,264
5,035	@	Cytokinetics, Inc.	33,030
4,435	@	EntreMed, Inc.	9,314
25,000	@	Genentech, Inc.	1,415,249
8,951	@	Genzyme Corp.	512,355
13,522	@	Geron Corp.	82,619
15,000	@	Human Genome Sciences, Inc.	138,300
14,000	@	ICOS Corp.	314,440
25,000	@	Incyte Corp.	170,750
19,353	@	InterMune, Inc.	212,883
5,000	@	Martek Biosciences Corp.	290,950
15,603	@	MedImmune, Inc.	371,507
16,000	@	Millennium Pharmaceuticals, Inc.	134,720
6,000	@	Millipore Corp.	260,400
9,344	@	Neose Technologies, Inc.	24,108
117,468	@	Oscient Pharmaceuticals Corp.	274,875
15,518	@	PRAECIS Pharmaceuticals, Inc.	16,294
10,779	@	Regeneron Pharmaceuticals, Inc.	55,081
2,537	@	Vical, Inc.	10,148

			6,048,505

		Electronics: 1.5%
10,000		Analogic Corp.	432,500
11,747		Applera Corp. — Applied Biosystems Group	231,886

			664,386

		Healthcare—Products: 18.4%
1,850	@	Adeza Biomedical Corp.	22,533
10,000	@	Advanced Neuromodulation Systems, Inc.	268,100
13,000	@	Boston Scientific Corp.	380,770
4,234	@	Columbia Laboratories, Inc.	8,087
2,395	@	Conceptus, Inc.	18,681
15,000	@	CTI Molecular Imaging, Inc.	304,050
10,000	@	Epix Medical, Inc.	70,000
7,048		Guidant Corp.	520,847
7,232	@	Inverness Medical Innovations, Inc.	169,952
15,715		Johnson & Johnson	1,055,419
8,000	@	Kinetic Concepts, Inc.	477,200
11,499	@	Kyphon, Inc.	289,430
21,144		Medtronic, Inc.	1,077,287
10,000		Mentor Corp.	321,000
18,400	@	Merit Medical Systems, Inc.	220,616
93,974	@@	Smith & Nephew PLC	881,603
11,000	@	St. Jude Medical, Inc.	396,000
14,096		Stryker Corp.	628,823
29,456	@	Synovis Life Technologies, Inc.	293,971
3,163	@	TriPath Imaging, Inc.	22,268

PORTFOLIO OF INVESTMENTS
ING Evergreen Health Sciences Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Healthcare—Products: 18.4% (continued)
13,440	@	Viasys Healthcare, Inc.	$256,435
15,000	@	Wright Medical Group, Inc.	360,000

			8,043,072

		Healthcare—Services: 11.5%
5,000	@@	Fresenius Medical Care AG	406,758
5,000	@@	Fresenius Medical Care AG ADR	135,900
11,857		HCA, Inc.	635,179
42,000	@	Health Net, Inc.	1,373,820
11,857	@	Humana, Inc.	378,713
4,312		Quest Diagnostics, Inc.	453,321
12,935	@	Renal Care Group, Inc.	490,754
12,500	@	Tenet Healthcare Corp.	144,125
793	@	Triad Hospitals, Inc.	39,729
7,761	@	WellPoint, Inc.	972,841

			5,031,140

		Insurance: 1.3%
6,467		CIGNA Corp.	577,503

			577,503

		Pharmaceuticals: 46.2%
19,969		Abbott Laboratories	930,955
20,557	@	Abgenix, Inc.	143,899
9,162		Alpharma, Inc.	112,876
7,000		AmerisourceBergen Corp.	401,030
9,000	@, @@	Angiotech Pharmaceuticals, Inc.	138,150
9,380	@@	Astellas Pharma, Inc.	317,342
53,154		Bristol-Myers Squibb Co.	1,353,301
10,500	@@	Chugai Pharmaceutical Co. Ltd.	161,434
14,139	@	Cubist Pharmaceuticals, Inc.	150,156
16,800	@@	Daiichi Pharmaceutical Co. Ltd.	392,979
40,000	@	DOV Pharmaceutical, Inc.	547,200
8,609	@	DUSA Pharmaceuticals, Inc.	75,157
8,623	@	Dyax Corp.	27,766
8,517		Eli Lilly & Co.	443,736
30,000	@@	GlaxoSmithKline PLC ADR	1,377,600
14,000	@	Hospira, Inc.	451,780
6,000	@	ImClone Systems, Inc.	207,000
10,000	@	IVAX Corp.	197,700
2,000	@@	Kissei Pharmaceutical Co. Ltd.	41,655
2,200	@, @@	Labopharm, Inc.	6,219
10,000	@	Ligand Pharmaceuticals, Inc.	57,300
17,000	@	Medarex, Inc.	121,210
14,000		Merck & Co., Inc.	453,180
7,140	@@	Merck KGaA	515,336
8,000	@	MGI Pharma, Inc.	202,160
20,480	@	Nastech Pharmaceutical Co., Inc.	202,342
17,621	@	NBTY, Inc.	442,111
5,961	@	Neurocrine Biosciences, Inc.	226,876
30,000	@@	Novartis AG ADR	1,403,400
15,000	@	Noven Pharmaceuticals, Inc.	254,400
8,100	@@	Novo-Nordisk A/S — Class B	451,990
7,000	@	Orphan Medical, Inc.	63,770
2,518	@	OSI Pharmaceuticals, Inc.	104,094
65,000		Pfizer, Inc.	1,707,549
14,077	@	Pharmion Corp.	408,233
12,000	@	Priority Healthcare Corp.	259,560

PORTFOLIO OF INVESTMENTS
ING Evergreen Health Sciences Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 46.2% (continued)
52,857	@, @@	QLT, Inc.	$679,741
12,000	@@	Roche Holding AG	1,291,213
2,000	@@	ROHTO Pharmaceutical Co. Ltd.	24,285
9,008	@@	Sanofi-Aventis ADR	381,399
50,000	@	Santarus, Inc.	243,000
3,300	@@	Santen Pharmaceutical Co. Ltd.	70,939
8,000	@@	Schering AG	534,399
62,000		Schering-Plough Corp.	1,125,300
3,000	@@	Taisho Pharmaceutical Co. Ltd.	63,831
20,000	@	Tanox, Inc.	192,000
20,229	@	Trimeris, Inc.	227,779
20,000		Valeant Pharmaceuticals Intl.	450,400
15,000		Wyeth	632,700

			20,268,432

		Retail: 0.3%
2,093		CVS Corp.	110,134

			110,134

		Software: 1.1%
10,000	@	IDX Systems Corp.	347,300
10,000	@	Per-Se Technologies, Inc.	153,500

			500,800

		Total Common Stock (Cost $41,282,321)	41,243,972

PREFERRED STOCK: 1.0%
		Healthcare—Services: 1.0%
3,000	@@	Fresenius AG		348,878
1,558	@@	Fresenius Medical Care AG		89,823

				438,701

		Total Preferred Stock
		(Cost $410,198)		438,701

		Total Investments In Securities
		(Cost $41,692,519)*	95.1%	$41,682,673
		Other Assets and Liabilities—Net	4.9	2,142,253

		Net Assets	100.0%	$43,824,926

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $42,679,271.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,456,595
		Gross Unrealized Depreciation		(2,453,193)

		Net Unrealized Depreciation		$(996,598)

ING Evergreen Omega Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 93.5%
		Advertising: 1.4%
1,000		Omnicom Group, Inc.	$88,520

			88,520

		Aerospace/Defense: 0.9%
1,000		Lockheed Martin Corp.	61,060

			61,060

		Apparel: 4.5%
2,800	@	Coach, Inc.	158,564
3,200	@	Quiksilver, Inc.	92,896
2,000		Wolverine World Wide, Inc.	42,860

			294,320

		Beverages: 0.9%
1,100		PepsiCo, Inc.	58,333

			58,333

		Biotechnology: 2.1%
800	@	Genentech, Inc.	45,288
1,600	@	Martek Biosciences Corp.	93,104

			138,392

		Chemicals: 1.7%
1,700		Air Products & Chemicals, Inc.	107,593

			107,593

		Coal: 1.5%
2,400		Massey Energy Co.	96,096

			96,096

		Commercial Services: 1.0%
2,000	@, @@	Steiner Leisure Ltd.	65,380

			65,380

		Computers: 8.0%
2,200	@	Affiliated Computer Services, Inc.	117,128
2,200	@	Apple Computer, Inc.	91,674
4,500	@	Cadence Design Systems, Inc.	67,275
3,000	@	Cognizant Technology Solutions Corp.	138,600
1,600	@	Dell, Inc.	61,472
1,500	@	Network Appliance, Inc.	41,490

			517,639

		Cosmetics/Personal Care: 1.4%
2,000		Estee Lauder Cos., Inc.	89,960

			89,960

		Distribution/Wholesale: 0.5%
600		Fastenal Co.	33,186

			33,186

		Diversified Financial Services: 0.9%
1,200		American Express Co.	61,644

			61,644

		Electrical Components and Equipment: 1.3%
2,000	@	Rayovac Corp.	83,200

			83,200

		Electronics: 1.4%
1,000	@	Cogent, Inc.	25,180
5,300	@, @@	Flextronics Intl. Ltd.	63,812

			88,992

		Entertainment: 2.0%
2,000		International Game Technology	53,320
2,550	@	Shuffle Master, Inc.	73,848

			127,168

ING Evergreen Omega Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Food: 2.3%
3,700		McCormick & Co., Inc.	$127,391
800	@	United Natural Foods, Inc.	22,904

			150,295

		Healthcare—Products: 9.2%
800	@@	Alcon, Inc.	71,432
1,700		Baxter Intl., Inc.	57,766
900		Beckman Coulter, Inc.	59,805
1,450		Cooper Cos., Inc.	105,704
800		Johnson & Johnson	53,728
1,000	@	Kinetic Concepts, Inc.	59,650
1,400		Medtronic, Inc.	71,330
1,300	@	St. Jude Medical, Inc.	46,800
1,600		Stryker Corp.	71,376

			597,591

		Healthcare—Services: 6.0%
2,200		Aetna, Inc.	164,890
2,300	@	American Healthways, Inc.	75,946
2,000	@	Community Health Systems, Inc.	69,820
1,200	@	Coventry Health Care, Inc.	81,768

			392,424

		Internet: 5.2%
2,100	@	eBay, Inc.	78,246
350	@	Google, Inc.	63,179
4,400	@	VeriSign, Inc.	126,280
2,000	@	Yahoo!, Inc.	67,800

			335,505

		Iron/Steel: 0.6%
700		Nucor Corp.	40,292

			40,292

		Lodging: 2.8%
1,600		Starwood Hotels & Resorts Worldwide, Inc.	96,048
1,300	@	Wynn Resorts Ltd.	88,062

			184,110

		Machinery—Diversified: 1.2%
1,600	@	Zebra Technologies Corp.	75,984

			75,984

		Media: 1.0%
1,900	@	Comcast Corp.	64,182

			64,182

		Miscellaneous Manufacturing: 6.0%
1,700		Cooper Industries Ltd.	121,584
5,800		General Electric Co.	209,148
1,700	@@	Tyco Intl. Ltd.	57,460

			388,192

		Oil and Gas: 6.0%
500		Anadarko Petroleum Corp.	38,050
1,500		Apache Corp.	91,845
1,350		Devon Energy Corp.	64,463
800		Diamond Offshore Drilling	39,920
1,000	@	Spinnaker Exploration Co.	35,530
3,600		XTO Energy, Inc.	118,224

			388,032

		Oil and Gas Services: 1.7%
1,000		Halliburton Co.	43,250
1,100	@	Weatherford Intl. Ltd.	63,734

			106,984

ING Evergreen Omega Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares				Value

		Pharmaceuticals: 5.2%
3,700	@	Caremark Rx, Inc.		$147,186
800		Eli Lilly & Co.		41,680
4,200	@	Endo Pharmaceuticals Holdings, Inc.		94,710
1,300		Pfizer, Inc.		34,151
1,300	@	Salix Pharmaceuticals Ltd.		21,437

				339,164

		Retail: 4.5%
1,300		Best Buy Co., Inc.		70,213
1,300	@	BJ’s Wholesale Club, Inc.		40,378
4,300	@	Chico’s FAS, Inc.		121,518
1,400		Walgreen Co.		62,188

				294,297

		Semiconductors: 6.3%
4,000	@	Altera Corp.		79,120
3,300		Intel Corp.		76,659
1,000	@	Lam Research Corp.		28,860
3,200	@	Marvell Technology Group Ltd.		122,688
1,200	@	QLogic Corp.		48,600
1,200	@	Tessera Technologies, Inc.		51,876

				407,803

		Software: 2.7%
1,500		Autodesk, Inc.		44,640
800	@, @@	Cognos, Inc.		33,552
4,100	@	Microsoft Corp.		99,097

				177,289

		Telecommunications: 3.3%
6,200	@	Corning, Inc.		69,006
4,100		Motorola, Inc.		61,377
2,300		QUALCOMM, Inc.		84,295

				214,678

		Total Common Stock (Cost $5,808,847)		6,068,305

		Total Investments In Securities
		(Cost $5,808,847)*	93.5%	$6,068,305
		Other Assets and Liabilities—Net	6.5	420,964

		Net Assets	100.0%	$6,489,269

	@	Non-income producing security
	@@	Foreign issuer
	*	Cost for federal income tax purposes is $5,823,360.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$421,751
		Gross Unrealized Depreciation		(176,806)

		Net Unrealized Appreciation		$244,945

ING FMRSM Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 90.8%
		Advertising: 0.0%
14,000	@, @@	Clear Media Ltd.	$12,296

			12,296

		Aerospace/Defense: 1.1%
13,900	@	DRS Technologies, Inc.	590,750
25,400		L-3 Communications Holdings, Inc.	1,803,908
49,400	@	Titan Corp.	897,104

			3,291,762

		Agriculture: 2.5%
198,100		Archer-Daniels-Midland Co.	4,869,298
26,400	L	Bunge Ltd.	1,422,432
102,000	@@	Chaoda Modern Agriculture	40,215
13,200		Monsanto Co.	851,400

			7,183,345

		Apparel: 0.8%
33,300	@, L	Columbia Sportswear Co.	1,772,559
61,754	@, @@	Ted Baker PLC	591,576

			2,364,135

		Auto Manufacturers: 0.0%
570	@@	Hyundai Motor Co.	30,788

			30,788

		Auto Parts and Equipment: 1.1%
10,800	@@, L	Autoliv, Inc.	514,620
11,900		BorgWarner, Inc.	579,292
980,000	@, @@	Geely Automobile Holdings Ltd.	60,878
152,964	@	IMPCO Technologies, Inc.	822,182
6,701	@@	Nokian Renkaat Oyj	1,082,209

			3,059,181

		Banks: 2.4%
3,500	@, @@, L	Banco Itau Holding Financeira SA ADR	284,025
13,936	@@	Bank Austria Creditanstalt AG	1,376,756
172,000	@, @@	Bank of Yokohama Ltd.	1,049,765
8,100	L	Boston Private Financial Holdings, Inc.	192,375
330,715	@@	Capitalia S.p.A.	1,728,024
1,400		Center Financial Corp.	24,682
8,400	L	Commerce Bancorp, Inc.	272,748
800	@@, L	Deutsche Bank AG	68,960
3,900	@@	HDFC Bank Ltd. ADR	163,917
85,000	@, @@	Hiroshima Bank Ltd.	442,734
5,100	@@	ICICI Bank Ltd. ADR	105,672
3,200	L	Investors Financial Services Corp.	156,512
147,000	@, @@	The Bank of Fukuoka Ltd.	923,000

			6,789,170

		Beverages: 0.0%
10,900	@@	Grupo Modelo SA	32,072
6,100	@, L	Jones Soda Co.	34,160

			66,232

		Biotechnology: 5.6%
10,653	@, L	Affymetrix, Inc.	456,375
3,900	@	Bio-Rad Laboratories, Inc.	189,969
49,804	@	Charles River Laboratories Intl., Inc.	2,342,780
1,600	@	Genentech, Inc.	90,576
348,000	@, @@	Global Bio-Chem Technology Group Co., Ltd.	218,013
203,700	@	Harvard Bioscience, Inc.	792,393

ING FMRSM Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Biotechnology: 5.6% (continued)
18,200	@	Illumina, Inc.	$147,056
9,100	@	Immunogen, Inc.	47,593
4,200	@, L	Integra LifeSciences Holdings Corp.	147,924
93,600	@, L	Invitrogen Corp.	6,477,119
5,500	@, L	Martek Biosciences Corp.	320,045
13,300	@	Millipore Corp.	577,220
329,600	@, @@, L	Qiagen NV	3,935,424
45,600	@	Stratagene Corp.	402,648
52,800	@	Strategic Diagnostics, Inc.	157,872

			16,303,007

		Building Materials: 0.5%
22,800		Simpson Manufacturing Co., Inc.	704,520
11,200	@, L	Trex Co, Inc.	497,392
4,500	@, L	USG Corp.	149,220
800	L	Vulcan Materials Co.	45,464

			1,396,596

		Chemicals: 2.9%
40,300		Airgas, Inc.	962,767
4,400	L	Ashland, Inc.	296,868
11,752	@, L	Cabot Microelectronics Corp.	368,778
34,400		Crompton Corp.	502,240
28,700	L	Ecolab, Inc.	948,535
3,800	@@	K+S AG	213,867
5,000		Minerals Technologies, Inc.	328,900
7,500	@, L	Mosaic Co.	127,950
11,800	@, @@	Nitto Denko Corp.	618,261
26,000	@@	Nova Chemicals Corp.	1,111,440
22,500		Olin Corp.	501,750
3,000		Praxair, Inc.	143,580
35,500		RPM Intl., Inc.	648,940
7,600	L, @@	Shanghai Petrochemical Co., Ltd. ADR	309,244
288,000	@	Tosoh Corp.	1,424,197

			8,507,317

		Coal: 1.9%
13,000	L	Arch Coal, Inc.	559,130
57,700	L	Consol Energy, Inc.	2,713,054
20,400		Massey Energy Co.	816,816
32,800		Peabody Energy Corp.	1,520,608

			5,609,608

		Commercial Services: 3.6%
61,200	@	Albany Molecular Research, Inc.	629,136
75,348	@	Bright Horizons Family Solutions, Inc.	2,542,241
18,433	@	ChoicePoint, Inc.	739,348
2,200	@	Education Management Corp.	61,490
366	@, @@	Fullcast Co., Ltd.	845,427
26,100	@, @@, L	Icon PLC ADR	979,272
31,300	@, L	Integrated Electrical Services, Inc.	86,388
3,500		Moody’s Corp.	283,010
48,300	@, L	Parexel Intl. Corp.	1,135,050
37,700	@, L	Pharmaceutical Product Development, Inc.	1,826,565
26,475	@	Princeton Review, Inc.	145,877
28,317	@	Proxymed, Inc.	246,075
545	@@	SGS Societe Generale Surveillance Holdings SA	394,435
7,900	@, @@	TIS, Inc.	309,145
6,000	@	Universal Technical Institute, Inc.	220,800

			10,444,259

ING FMRSM Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Computers: 2.1%
13,900	@	Affiliated Computer Services, Inc.	$740,036
729,899	@@	Hon Hai Precision Industry Co., Ltd.	3,232,110
6	@	NET One Systems Co. Ltd.	15,386
3,200	@, @@	Obic Co., Ltd.	624,916
2,200	@, @@	Research In Motion Ltd.	168,124
25,400	@, L	Sandisk Corp.	706,120
10,540	@	SI Intl., Inc.	291,220
20,900	@	Synopsys, Inc.	378,290

			6,156,202

		Cosmetics/Personal Care: 0.3%
1,900	@, @@, #	Kalina ADR	45,220
110	@, @@	Kose Corp.	4,211
17,600	@@	Natura Cosmeticos SA	480,632
29,400	@, @@, L	Shiseido Co., Ltd. ADR	388,938

			919,001

		Distribution/Wholesale: 0.3%
10,100	L	CDW Corp.	572,468
17,800	@	LKQ Corp.	357,246

			929,714

		Diversified Financial Services: 0.4%
11,650	@@, L	Doral Financial Corp.	255,019
26,000	@, @@	Mitsubishi Securities Co., Ltd.	241,464
10,100	@, @@, #	TSX Group, Inc.	523,010

			1,019,493

		Electrical Components and Equipment: 0.4%
32,400		C&D Technologies, Inc.	325,620
13,710	@@	LG Electronics, Inc.	916,327

			1,241,947

		Electronics: 3.3%
5,800	@	Dionex Corp.	316,100
103,000	@, @@	Elec & Eltek Intl. Co., Ltd.	235,870
6,800	@, L	Flir Systems, Inc.	206,040
34		Garmin Ltd.	1,575
28,200		Gentex Corp.	899,580
47,300	@, @@, L	Imax Corp.	437,052
53,800	@	Kemet Corp.	416,950
1,400	@, @@	Keyence Corp.	324,235
30,900	@, L	Measurement Specialties, Inc.	710,700
21,500	@, @@	Mettler Toledo Intl., Inc.	1,021,250
4,800	@, L	Molecular Devices Corp.	91,200
130,950		Symbol Technologies, Inc.	1,897,466
17,000	@	Thermo Electron Corp.	429,930
48,500	@	Waters Corp.	1,735,815
23,800		Watts Industries, Inc.	776,118

			9,499,881

		Engineering and Construction: 1.6%
400	@@	Arcadis NV	8,040
20,100	@@, L	Chicago Bridge & Iron Co. NV	885,003
30,700	@	Dycom Industries, Inc.	705,793
13,000	L	Fluor Corp.	720,590
17,697	@	Foster Wheeler Ltd.	307,928
26,300	@, L	Jacobs Engineering Group, Inc.	1,365,496
26,800	@, L	Shaw Group, Inc.	584,240

			4,577,090

ING FMRSM Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Entertainment: 0.2%
19,427	@	Macrovision Corp.	$442,741

			442,741

		Environmental Control: 0.1%
10,600	@, @@	Bennett Environmental, Inc.	30,665
26	@, L	Tetra Tech, Inc.	328
18,300	@, @@	Zenon Environmental, Inc.	317,492

			348,485

		Food: 3.7%
6	@, @@	Barry Callebaut AG	1,436
109,100		Corn Products Intl., Inc.	2,835,508
53,493	@, @@	Glanbia PLC	185,613
9,300	@@	Groupe Danone	928,130
18,500		Hershey Foods Corp.	1,118,510
1,600	@, @@	Iaws Group PLC	24,100
5,361,000	@@	Indofood Sukses Makmur Tbk PT	656,231
215	@@	Lindt & Spruengli AG	676,547
34,900		McCormick & Co., Inc.	1,201,607
881,000	@, @@	People’s Food Holdings Ltd.	646,742
57,400	@	Smithfield Foods, Inc.	1,810,970
3,300	L	Whole Foods Market, Inc.	337,029
6,400	@, @@	Wimm-Bill-Dann Foods OJSC ADR	123,712
4,000		Wm. Wrigley Jr. Co.	262,280

			10,808,415

		Forest Products and Paper: 0.4%
600	@, @@	International Forest Products	3,571
416,000	@, @@	Lee & Man Paper Manufacturing Ltd.	330,042
9,000		Plum Creek Timber Co., Inc.	321,300
169,400	@, @@	Sino-Forest Corp.	499,862

			1,154,775

		Gas: 0.2%
105,600	@, L	SEMCO Energy, Inc.	607,200

			607,200

		Hand/Machine Tools: 0.1%
5,300		Baldor Electric Co.	136,793

			136,793

		Healthcare—Products: 0.9%
7,100	L	Biolase Technology, Inc.	60,350
1,163	L	Cooper Cos., Inc.	84,783
16,700	@	Edwards Lifesciences Corp.	721,773
9,750	@, L	Endocare, Inc.	32,663
11,800	@	Epix Pharmaceuticals, Inc.	82,600
1,500	@	Gen-Probe, Inc.	66,840
948,000	@, @@	Hengan Intl. Group Co., Ltd.	561,863
3,100	@	Intuitive Surgical, Inc.	140,957
2,400	@	Kinetic Concepts, Inc.	143,160
10,200	@	Lifeline Systems, Inc.	309,264
14,350		Meridian Bioscience, Inc.	213,815
7,200	@	Orthologic Corp.	36,432
1,800	@, L	Ventana Medical Systems, Inc.	67,428

			2,521,928

		Healthcare—Services: 2.2%
25,400		Aetna, Inc.	1,903,730
20,800	@	Community Health Systems, Inc.	726,128
35,600	@	Covance, Inc.	1,694,916
50	@	Coventry Health Care, Inc.	3,407

ING FMRSM Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Healthcare—Services: 2.2% (continued)
17,000	@	Humana, Inc.	$542,980
10,043	@	Molina Healthcare, Inc.	462,882
25,300	@, L	OCA, Inc.	107,525
74,600	@	Res-Care, Inc.	933,246

			6,374,814

		Holding Companies—Diversified: 0.0%
54,000	@@	GOME Electrical Appliances Holdings Ltd.	57,941

			57,941

		Home Builders: 0.2%
62,000	@, @@	Sekisui House Ltd.	661,905

			661,905

		Home Furnishings: 0.4%
17,924	@, @@	Alba PLC	181,359
8,300		Harman Intl. Industries, Inc.	734,218
2,656	@, @@	Rational AG	299,907

			1,215,484

		Insurance: 3.3%
18,400		AFLAC, Inc.	685,584
145,900	L	Assurant, Inc.	4,916,830
2,500		Brown & Brown, Inc.	115,225
5,850	L	MBIA, Inc.	305,838
2,300		Mercury General Corp.	127,098
8,100	@	Ohio Casualty Corp.	186,138
4,100		Progressive Corp.	376,216
16,000		Reinsurance Group of America	681,280
200	@@, L	Scottish Re Group Ltd.	4,504
2,668	@	Universal American Financial Corp.	46,156
11,100	@	USI Holdings Corp.	130,758
40,500		WR Berkley Corp.	2,008,800

			9,584,427

		Internet: 1.9%
3,301	@, L	Alloy, Inc.	19,410
14,589	@, L	aQuantive, Inc.	161,500
207,400	@, L	Covad Communications Group, Inc.	248,880
5,900	@, L	Digital River, Inc.	183,844
7,400	@, L	eCollege.com, Inc.	95,756
74,800	@	Harris Interactive, Inc.	344,828
58,000	@	Lionbridge Technologies	330,020
26,600	@, @@, W	Matsui Securities Co., Ltd.	348,416
13,300	@, @@	Matsui Securities Co., Ltd.	176,948
14,861	L	Netbank, Inc.	126,021
3,000	@, L	Overstock.com, Inc.	128,970
4,300	@, L	Provide Commerce, Inc.	124,184
527	@@	Rakuten, Inc.	459,001
223,222	@, L	RealNetworks, Inc.	1,290,224
1,300	@, @@, L	Shanda Interactive Entertainment Ltd. ADR	39,260
2,700	@, @@, L	Sohu.com, Inc.	47,466
39,000	@, L	ValueClick, Inc.	413,790
12,200	@	VeriSign, Inc.	350,140
57,600	@, L	WebMD Corp.	489,600

			5,378,258

		Iron/Steel: 3.0%
6,951		Gibraltar Industries, Inc.	152,505
31,170	@@	IPSCO, Inc.	1,601,718
440,000	@, @@	Nippon Steel Corp.	1,111,525

ING FMRSM Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Iron/Steel: 3.0% (continued)
58,000		Nucor Corp.	$3,338,480
300	@@	POSCO ADR	14,808
44,900		Steel Dynamics, Inc.	1,546,805
14,800	L	United States Steel Corp.	752,580

			8,518,421

		Leisure Time: 0.7%
1,800	@@	Beneteau SA	152,729
36,900		Royal Caribbean Cruises Ltd.	1,649,061
1,700	@@	Trigano SA	151,344

			1,953,134

		Machinery—Diversified: 3.1%
128,700	@, L	AGCO Corp.	2,348,775
33,000	@@, L	CNH Global NV	620,070
92,900	@	Flowserve Corp.	2,403,323
14,800	@, L	Gardner Denver, Inc.	584,748
29,150		Graco, Inc.	1,176,494
12,100	@, @@	Heidelberger Druckmaschinen	385,613
200	@@	Krones AG	23,971
21,600		Rockwell Automation, Inc.	1,223,424
13,000		Washington Air Break Technologies Corp.	266,370

			9,032,788

		Media: 0.3%
25,400	@@	Astral Media, Inc.	711,918
100	@, @@	Modern Times Group AB	3,044
8,600	@	Salem Communications Corp.	177,160

			892,122

		Metal Fabricate/Hardware: 0.0%
4,300	L	Worthington Industries, Inc.	82,904

			82,904

		Mining: 7.1%
83,400	@@	Agnico-Eagle Mines Ltd.	1,216,352
1,000	@, @@, L	BHP Billiton Ltd. ADR	27,980
41,100	@, @@	Cia de Minas Buenaventura SA ADR	936,258
11,700	@@	Falconbridge Ltd.	419,705
37,200	@, @@	FNX Mining Co., Inc.	239,831
89,500	L	Freeport-McMoRan Copper & Gold, Inc.	3,545,095
2,600	@@, L	Goldcorp, Inc.	36,946
13,200	@	Golden Star Resources Ltd.	37,641
86,000	@, @@	Harmony Gold Mining Co., Ltd.	682,495
147,300	@, @@	High River Gold Mines Ltd.	194,801
46,800	@, @@	Inmet Mining Corp.	713,692
5,800	@, @@	Ivanhoe Mines Ltd.	43,625
297,000	@, @@, L	Kinross Gold Corp.	1,795,619
170,200	L	Newmont Mining Corp.	7,190,950
4,300	L	Phelps Dodge Corp.	437,439
79,000	@@	Teck Cominco Ltd.	2,928,586

			20,447,015

		Miscellaneous Manufacturing: 1.3%
7,600		Brink’s Co.	262,960
3,500	@	Cuno, Inc.	179,865
12,600		Dover Corp.	476,154
26,900		Harsco Corp.	1,603,509
9,200		Pentair, Inc.	358,800
600		Quixote Corp.	13,002

ING FMRSM Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Miscellaneous Manufacturing: 1.3% (continued)
5,400		Roper Industries, Inc.	$353,700
10,300		Teleflex, Inc.	527,154

			3,775,144

		Office/Business Equipment: 0.0%
600	@@	Neopost SA	52,087

			52,087

		Oil and Gas: 9.9%
68,073	@, @@	Caltex Australia Ltd.	816,214
11,800	@@	Canadian Natural Resources Ltd.	666,734
10,500	@	Carrizo Oil & Gas, Inc.	178,395
6,000	@	Comstock Resources, Inc.	172,440
13,800	@, L	Forest Oil Corp.	558,900
48,700	L	GlobalSantaFe Corp.	1,803,848
13,100		Helmerich & Payne, Inc.	519,939
8,900	@	Houston Exploration Co.	506,855
5	@, @@	JKX Oil & Gas PLC	13
43,400	@, @@, L	Nabors Industries, Ltd.	2,566,676
10,200	@	Newfield Exploration Co.	757,452
12,300	@@	Niko Resources Ltd.	634,799
24,300	L	Noble Corp.	1,365,903
214,900	@, L	Parker Drilling Co.	1,235,675
13,100		Patterson-UTI Energy, Inc.	327,762
42,000	@@	PetroKazakhstan, Inc.	1,691,837
2,100	@	Plains Exploration & Production Co.	73,290
13,700	@, @@, L	Precision Drilling Corp.	1,023,755
18,800		Premcor, Inc.	1,121,984
45,200	@, L	Pride Intl., Inc.	1,122,768
26,600	@, L	Rowan Cos., Inc.	796,138
71,300	@	Southwestern Energy Co.	4,046,988
5,700	@@	Talisman Energy, Inc.	194,825
15,600	@, L	Tesoro Petroleum Corp.	577,512
48,300	@, L	Transocean, Inc.	2,485,518
47,300		Valero Energy Corp.	3,465,671
100	@, L	Whiting Petroleum Corp.	4,078

			28,715,969

		Oil and Gas Services: 5.1%
47,400		BJ Services Co.	2,459,112
32,800	@	Cal Dive Intl., Inc.	1,485,840
9,300	@	Cooper Cameron Corp.	532,053
14,800	@, @@	Core Laboratories NV	379,916
20,400	@	FMC Technologies, Inc.	676,872
151,400	@	Global Industries Ltd.	1,423,160
13,500		Gulf Island Fabrication, Inc.	316,710
13,600	@, L	Input/Output, Inc.	87,720
52,635	@, L	National-Oilwell Varco, Inc.	2,458,055
26,300	@	Oceaneering Intl., Inc.	986,250
53,400	@@	Pason Systems Inc	1,670,612
5,700	@, L	Seacor Smit, Inc.	363,375
16,100		Smith Intl., Inc.	1,009,953
30,500	@	Superior Energy Services	524,600
7,800	@, L	Weatherford Intl. Ltd.	451,932

			14,826,160

		Packaging and Containers: 0.5%
45,600	L	Packaging Corp. of America	1,107,624
5,663		Silgan Holdings, Inc.	367,982

			1,475,606

ING FMRSM Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 2.7%
15,100	@, L	Bentley Pharmaceuticals, Inc.	$111,136
79,645	@	Caremark Rx, Inc.	3,168,277
21,400	@, L	Connetics Corp.	541,206
9,200	@@	Dr Reddy’s Laboratories Ltd. ADR	157,688
13,000	@	HealthExtras, Inc.	216,450
8,520	@	Hi-Tech Pharmacal Co., Inc.	187,270
18,349	@, L	Impax Laboratories, Inc.	293,584
20,363	@@	Merck KGaA	1,469,718
3,200	@	Neogen Corp.	47,299
16,000	L	Omnicare, Inc.	567,200
22,200	@@	Ranbaxy Laboratories Ltd. GDR	531,246
4,557	@@	Roche Holdings AG	490,338
1,400	@@, L	Roche Holdings AG ADR	75,292

			7,856,704

		Pipelines: 0.1%
20,500	@	Transmontaigne, Inc.	164,000

			164,000

		Real Estate Investment Trusts: 0.9%
1,100		CBL & Associates Properties, Inc.	78,661
27,500	L	General Growth Properties, Inc.	937,750
16,100		Kimco Realty Corp.	867,790
7,400		Pan Pacific Retail Properties, Inc.	419,950
19,300		United Dominion Realty Trust, Inc.	402,791

			2,706,942

		Retail: 5.6%
65,500	@, L	AC Moore Arts & Crafts, Inc.	1,746,230
11,540	@, L	Buffalo Wild Wings, Inc.	436,558
35,600	@	Carmax, Inc.	1,121,400
141,400	@, @@	Dixons Group PLC	408,042
7,300	@, @@	Don Quijote Co., Ltd.	428,907
3,200	@, @@	Edgars Consolidated Stores Ltd.	141,204
26,510	@	Ezcorp, Inc.	352,053
23,700	@, L	HOT Topic, Inc.	517,845
28,900	@@	JUMBO SA	277,103
47,500	@, @@	Komeri Co., Ltd.	1,257,193
69,558	@, @@	Massmart Holdings Ltd.	468,976
31,400		MSC Industrial Direct Co.	959,584
14,850	@, @@	Nitori Co., Ltd.	959,647
39,300		Outback Steakhouse, Inc.	1,799,547
11,300	@	Pacific Sunwear of California, Inc.	316,174
84,148	@, @@	Peacock Group PLC	410,782
1,500		PETsMART, Inc.	43,125
8,100	@, @@	Plant Co., Ltd.	122,624
13,900	@, L	Red Robin Gourmet Burgers, Inc.	707,649
12,100	@, @@	RONA, Inc.	236,529
2,800		Ross Stores, Inc.	81,592
260	@@	Shinsegae Co., Ltd.	80,215
89,975	@	Sonic Corp.	3,005,166
3,800		Tiffany & Co.	131,176
3,188	L	World Fuel Services Corp.	100,422

			16,109,743

		Savings and Loans: 0.1%
5,200		Golden West Financial Corp.	314,600

			314,600

ING FMRSM Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Semiconductors: 1.1%
3,300		Analog Devices, Inc.	$119,262
61,400	@, L	Credence Systems Corp.	485,674
3,000	@, L	Cree, Inc.	65,250
1,000	@	International Rectifier Corp.	45,500
1,500	@, L	KLA-Tencor Corp.	69,015
70,100	@, L	Nvidia Corp.	1,665,576
25,100	@, L	Skyworks Solutions, Inc.	159,385
13,500	@, L	Varian Semiconductor Equipment Associates, Inc.	513,135

			3,122,797

		Software: 1.5%
5,000		Adobe Systems, Inc.	335,850
7,183	@, L	Cerner Corp.	377,179
2,200	@, @@	Hitachi Software Engineering Co., Ltd.	41,362
74,100		IMS Health, Inc.	1,807,300
8,517	@	Intuit, Inc.	372,789
16	@, @@	iSOFT Group PLC	105
29,918	@, L	Open Solutions, Inc.	593,274
2,400	@, L	Salesforce.com, Inc.	35,976
20,250	@, L	THQ, Inc.	569,835
33,800	@	Vastera, Inc.	99,034

			4,232,704

		Telecommunications: 2.3%
18,400	@@	America Movil SA de CV ADR	949,440
200	@, L	Avaya, Inc.	2,336
9,400	@@	Mobile TeleSystems SP ADR	330,786
218,200	@, @@	MTN Group Ltd.	1,543,359
26,700	@, L	Netgear, Inc.	402,903
24,543	@, L	NII Holdings, Inc.	1,411,223
6	@, @@	Option Intl.	197
35,200	@, @@	Philippine Long Distance Telephone ADR	887,392
6,800		Plantronics, Inc.	258,944
4,922	@	Safenet, Inc.	144,264
43,600	@@	Tandberg ASA	456,834
12,600	@@	Telekomunikasi Indonesia Tbk PT ADR	236,124
50,492	@	Visual Networks, Inc.	151,476

			6,775,278

		Toys/Games/Hobbies: 0.0%
992	@, L	RC2 Corp.	33,728

			33,728

		Transportation: 1.1%
12,604	L	Alexander & Baldwin, Inc.	519,285
13,700		Burlington Northern Santa Fe Corp.	738,840
2,500		CH Robinson Worldwide, Inc.	128,825
2,200	L	Expeditors Intl. Washington, Inc.	117,810
29,500	@, @@, L	Golar LNG Ltd.	373,745
2,500	@@	Hanjin Shipping Co., Ltd.	72,410
9,765	@	HUB Group, Inc.	611,973
2,800	@	Landstar System, Inc.	91,700
9,200		Norfolk Southern Corp.	340,860
900		Sea Containers Ltd.	16,380

			3,011,828

		Total Common Stock (Cost $228,693,572)	262,793,864

ING FMRSM Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

PREFERRED STOCK: 0.1%
		Iron/Steel: 0.1%
15,900	@@	Usinas Siderurgicas de Minas Gerais SA	$342,700

		Total Preferred Stock (Cost $228,029)	342,700

		Total Long-Term Investments (Cost $228,921,601)	263,136,564

ING FMRSM Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 13.6%
		Securities Lending CollateralCC: 13.6%
$39,446,124		The Bank of New York Institutional Cash Reserves Fund		$39,446,124

		Total Short-Term Investments (Cost $39,446,124)		39,446,124

		Total Investments in Securities (Cost $268,367,725)*	104.5%	$302,582,688
		Other Assets and Liabilities—Net	(4.5)	(13,110,885)

		Net Assets	100.0%	$289,471,803

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2005.
	*	Cost for federal income tax purposes is $269,508,485. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$40,927,323
		Gross Unrealized Depreciation		(7,853,120)

		Net Unrealized Appreciation		$33,074,203

ING FMRSM Diversified Mid Cap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

At March 31, 2005, the following forward currency exchange contracts were outstanding for the ING FMRSM Diversified Mid Cap Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)

			USD
Euro
EUR 177,770	Buy	04/01/05	229,855	$231,039	$1,184
Japanese Yen
JPY 15,519,080	Buy	04/01/05	144,451	145,092	641
Japanese Yen
JPY 27,196,888	Buy	04/04/05	253,348	254,357	1,009
Singapore Dollar
SGD 29,462	Buy	04/01/05	17,850	17,863	13
Singapore Dollar
SGD 22,568	Buy	04/04/05	13,670	13,685	15
South African Rand
ZAR 777,105	Buy	04/01/05	124,856	124,861	5
South African Rand
ZAR 100,437	Buy	04/05/05	100,437	102,544	2,107
Japanese Yen
JPY 26,564,873	Sell	04/04/05	247,460	248,446	(986)
Canadian Dollar
CAD 390,348	Sell	04/04/05	320,646	322,651	(2,005)

ING Goldman Sachs TollkeeperSM Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 98.5%
		Advertising: 2.3%
35,380	@	Lamar Advertising Co.	$1,425,460

			1,425,460

		Commercial Services: 3.3%
69,935	@	Iron Mountain, Inc.	2,016,925

			2,016,925

		Computers: 7.7%
84,370	@	Dell, Inc.	3,241,495
122,450	@	EMC Corp.	1,508,584

			4,750,079

		Electronics: 2.4%
27,300	@	Dolby Laboratories, Inc.	641,550
27,600	@	FLIR Systems, Inc.	836,280

			1,477,830

		Entertainment: 1.0%
26,530		GTECH Holdings Corp.	624,251

			624,251

		Internet: 11.1%
87,690	@	Avocent Corp.	2,250,125
30,680	@	eBay, Inc.	1,143,137
10,750	@	Google, Inc.	1,940,483
42,770	@	Yahoo!, Inc.	1,449,903

			6,783,648

		Media: 21.4%
48,491	@	Cablevision Systems Corp.	1,360,173
43,790	@	Citadel Broadcasting Corp.	601,237
39,300		Clear Channel Communications, Inc.	1,354,671
31,490		E.W. Scripps Co.	1,535,138
20,480	@	EchoStar Communications Corp.	599,040
115,500	@	Time Warner, Inc.	2,027,025
74,150	@	Univision Communications, Inc.	2,053,213
68,860		Viacom, Inc.	2,398,393
56,260	@	Westwood One, Inc.	1,144,891

			13,073,781

		Pharmaceuticals: 0.6%
22,040	@	Conor Medsystems, Inc.	359,032

			359,032

		Semiconductors: 13.3%
34,630	@	KLA-Tencor Corp.	1,593,326
68,190		Linear Technology Corp.	2,612,359
24,400	@	Marvell Technology Group Ltd.	935,496
70,040	@	Tessera Technologies, Inc.	3,027,829

			8,169,010

		Software: 14.7%
29,400	@	Electronic Arts, Inc.	1,522,332
29,000		First Data Corp.	1,139,990
144,870		Microsoft Corp.	3,501,507
29,930	@	NAVTEQ Corp.	1,297,466
103,050	@	Salesforce.com, Inc.	1,544,720

			9,006,015

		Telecommunications: 20.7%
40,620		Adtran, Inc.	716,537
167,580	@	Cisco Systems, Inc.	2,998,006
186,590	@	Crown Castle Intl. Corp.	2,996,635

ING Goldman Sachs TollkeeperSM Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares				Value

		Telecommunications: 20.7% (continued)
28,890	@	Juniper Networks, Inc.		$637,313
128,200		QUALCOMM, Inc.		4,698,531
28,560		Sprint Corp.		649,740

				12,696,762

		Total Common Stock (Cost $57,799,367)		60,382,793

		Total Investments In Securities
		(Cost $57,799,367)*	98.5%	$60,382,793
		Other Assets and Liabilities—Net	1.5	925,624

		Net Assets	100.0%	$61,308,417

	@	Non-income producing security
	*	Cost for federal income tax purposes is $59,105,786. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$4,749,667
		Gross Unrealized Depreciation		(3,472,660)

		Net Unrealized Appreciation		$1,277,007

ING Hard Assets Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 92.0%
		Coal: 2.8%
1,221,200	@, @@, I	Excel Coal Ltd.	$7,084,561

			7,084,561

		Energy—Alternate Sources: 0.8%
1,347,050	@, @@, I	ITM Power PLC	2,036,307

			2,036,307

		Mining: 22.0%
967,700	@, @@	Alumina Ltd.	4,420,561
78,266	@, @@	Anglogold Ltd.	2,716,281
310,500	@, @@	BHP Billiton Ltd.	4,336,110
241,000	@@	Cameco Corp.	10,671,050
203,408	@, @@	Cia Vale do Rio Doce ADR	6,429,727
354,600	@@, I	First Quantum Minerals Ltd.	6,597,550
410,139	@@	Gold Fields Ltd. ADR	4,712,497
98,879	@@	Harmony Gold Mining Co. Ltd. ADR	771,256
249,450	@@	Teck Cominco Ltd.	9,247,289
43,760	@@	Umicore	4,454,960
946,700	@, @@	Zinifex Ltd.	2,172,547

			56,529,828

		Oil and Gas: 55.9%
175,600	@@	Canadian Natural Resources Ltd.	9,921,904
178,140		ChevronTexaco Corp.	10,387,343
116,550		ConocoPhillips	12,568,752
149,800	@@	EnCana Corp.	10,577,686
318,691	@	Energy Partners Ltd.	8,276,405
221,620		Exxon Mobil Corp.	13,208,553
210,800	@@	Petroleo Brasileiro SA	9,316,908
266,150	@@, #	Polski Koncern Naftowy Orlen GDR	7,726,521
168,470	@@	S-Oil Corp.	13,065,536
369,000	@@	Talisman Energy, Inc.	12,623,805
225,900	@	Transocean, Inc.	11,624,814
130,590		Valero Energy Corp.	9,568,329
442,833		XTO Energy, Inc.	14,542,637

			143,409,193

		Oil and Gas Services: 10.5%
160,100		Halliburton Co.	6,924,325
378,800	@	Veritas DGC, Inc.	11,348,848
426,190	@, @@, I	Willbros Group, Inc.	8,609,038

			26,882,211

		Total Common Stock (Cost $215,308,533)	235,942,100

PREFERRED STOCK: 0.2%
		Iron/Steel: 0.2%
20,000	@@	Usinas Siderurgicas de Minas Gerais SA	431,070

		Total Preferred Stock (Cost $499,314)	431,070

ING Hard Assets Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited) (continued)

Shares				Value

		Total Investments In Securities
		(Cost $215,807,847)*	92.2%	$236,373,170
		Other Assets and Liabilities—Net	7.8	20,120,196

		Net Assets	100.0%	$256,493,366

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	I	Illiquid Security
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $216,814,594. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$24,531,817
		Gross Unrealized Depreciation		(4,973,241)

		Net Unrealized Appreciation		$19,558,576

Illiquid Securities

Pursuant to guidelines adopted by the Portfolio’s Board, the following securities have been deemed to be illiquid. ING Hard Assets Portfolio currently limits investment in illiquid securities to 15% of the Portfolio’s net assets, at market value, at time of purchase.

		Initial
		Acquisition			Percentage
Security	Shares	Date	Cost	Value	of Net Assets

Excel Coal Ltd.	1,221,200	03/11/05	8,086,197	7,084,561	2.8%
First Quantum Minerals Ltd.	354,600	02/10/05	6,456,765	6,597,550	2.6
ITM Power PLC	1,347,050	09/01/04	1,843,876	2,036,307	0.8
Willbros Group, Inc.	426,190	02/15/05	9,442,560	8,609,038	3.4

			$25,829,398	$24,327,456	9.6%

ING International Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 96.7%
		AUSTRALIA: 1.0%
303,300	@	Santos Ltd.	$2,115,400

			2,115,400

		BELGIUM: 2.7%
21,700		Barco NV	1,767,016
40,000	@	Belgacom SA	1,657,422
74,300		Fortis	2,123,989

			5,548,427

		BRAZIL: 1.2%
23,400	@, #	Submarino SA GDR	362,934
137,600	@, L	Tele Norte Leste Participacoes SA ADR	2,128,672

			2,491,606

		CANADA: 2.2%
27,600		EnCana Corp.	1,948,893
154,300		Placer Dome, Inc.	2,494,613

			4,443,506

		CHINA: 1.4%
3,304,000		Aluminum Corp of China Ltd.	1,923,736
624,500		Weiqiao Textile Co.	887,260

			2,810,996

		DENMARK: 2.4%
50,400	@	H Lundbeck A/S	1,226,486
87,400		TDC A/S	3,685,352

			4,911,838

		FINLAND: 1.6%
143,330		UPM-Kymmene Oyj	3,188,033

			3,188,033

		FRANCE: 6.7%
21,664		Lafarge SA	2,105,138
28,169		Schneider Electric SA	2,210,990
13,100	L	Societe Generale	1,365,793
143,600		Societe Generale ADR	2,991,662
14,300		Total SA	3,356,344
13,900	@, L	Total SA ADR	1,629,497

			13,659,424

		GERMANY: 4.3%
23,500		Deutsche Bank AG	2,031,737
20,900		Deutsche Boerse AG	1,576,847
10,997		RWE AG	666,927
36,700		Schering AG	2,451,558
26,134		Siemens AG	2,068,831

			8,795,900

		GREECE: 2.5%
53,150		Alpha Bank AE	1,798,703
113,400	@	OPAP SA	3,309,527

			5,108,230

		HONG KONG: 2.5%
633,000		Hang Lung Properties Ltd.	915,319
391,000		Henderson Land Development	1,735,698
564,000		Hong Kong Exchanges and Clearing Ltd.	1,454,396
1,062,000		Sino Land Co.	957,736

			5,063,149

		IRELAND: 1.1%
126,400		Irish Life & Permanent PLC	2,249,749

			2,249,749

ING International Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		JAPAN: 27.2%
253,000		Ajinomoto Co., Inc.	$3,089,673
212,000		Amano Corp.	2,379,106
40,500	@	Aruze Corp	1,104,984
88,000		Chubu Electric Power Co., Inc.	2,117,847
1,112		eAccess Ltd	942,479
134,000		Hino Motors Ltd.	841,331
98,000		Isetan Co., Ltd.	1,275,821
304		Japan Retail Fund Investment Corp.	2,421,784
71,600		JFE Holdings, Inc.	1,997,390
158,000		Koyo Seiko Co. Ltd.	2,137,428
26,500		Kyocera Corp.	1,890,115
305		Mitsubishi Tokyo Financial Group, Inc.	2,633,986
40,000		NEC Electronics Corp.	1,863,168
389,000		Nippon Steel Corp.	982,689
213,300		Nomura Holdings, Inc.	2,961,964
40,000		Promise Co., Ltd.	2,733,387
1,009,000	@	Resona Holdings Inc	2,020,883
197,000		Sekisui House Ltd.	2,103,151
85,000	@	Shinsei Bank Ltd.	483,789
240,000		Sumitomo Corp.	2,056,716
530,000		Sumitomo Trust & Banking Co., Ltd.	3,453,269
40,150	@	T&D Holdings, Inc.	2,041,842
82,000	@	Tokushima Bank Ltd.	754,664
319,000	@	Tokuyama Corp.	2,295,411
85,600	@	Tokyo Electric Power Co., Inc.	2,078,421
115,000		Toto Ltd	987,495
39,200		Toyota Industries Corp.	1,104,178
93,000		Toyota Motor Corp.	3,455,950
24,200	@	Toyota Motor Corp. ADR	1,799,996

			56,008,917

		LUXEMBOURG: 0.7%
58,353		Arcelor	1,335,866

			1,335,866

		MALAYSIA: 2.7%
128,300		British American Tobacco Malaysia Bhd	1,468,081
874,900		Maxis Communications Bhd	2,174,433
673,300		Tenaga Nasional Bhd	1,807,279

			5,449,793

		MEXICO: 0.7%
426,600		Wal-Mart de Mexico SA de CV	1,495,570

			1,495,570

		NETHERLANDS: 5.7%
220,200		Aegon NV	2,976,056
93,100	@	ASML Holding NV	1,573,681
194,372	@, L	BE Semiconductor Industries NV	1,010,471
33,224		European Aeronautic Defense and Space Co.	995,987
36,249	L	Royal Dutch Petroleum Co. ADR	2,176,390
43,200	@	Unilever NV	2,949,145

			11,681,730

		NEW ZEALAND: 1.5%
1,460,400		Fisher & Paykel Healthcare Corp.	3,112,481

			3,112,481

		SINGAPORE: 0.6%
921,000	@, L	CapitaLand Ltd.	1,310,012

			1,310,012

ING International Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		SOUTH KOREA: 1.8%
47,740		Kookmin Bank	$2,131,074
19,790		S-Oil Corp	1,534,795

			3,665,869

		SPAIN: 2.2%
146,369		Banco Bilbao Vizcaya Argentaria SA	2,388,282
127,300		Telefonica SA	2,216,129

			4,604,411

		SWEDEN: 1.0%
175,238		Swedish Match AB	2,153,348

			2,153,348

		SWITZERLAND: 9.2%
41,100	@	Credit Suisse Group	1,764,306
15,340		Nestle SA	4,218,274
41,355		Novartis AG	1,937,336
33,100		Novartis AG ADR	1,548,418
20,347		Roche Holding AG	2,189,358
156,300		STMicroelectronics NV	2,612,574
53,168		UBS AG	4,507,480

			18,777,746

		UNITED KINGDOM: 11.8%
544,500		BP PLC	5,654,217
186,500		GlaxoSmithKline PLC	4,277,915
158,510		Imperial Tobacco Group PLC	4,159,593
2,086,580		Legal & General Group PLC	4,464,690
51,013		Rio Tinto PLC	1,649,053
1,552,173		Vodafone Group PLC	4,121,896

			24,327,364

		UNITED STATES: 2.0%
57,800		Schlumberger Ltd.	4,073,744

			4,073,744

		Total Common Stock (Cost $174,508,930)	198,383,109

ING International Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 8.9%
		Repurchase Agreement: 4.3%
$8,829,000		Goldman Sachs Repurchase Agreement dated 03/31/05, 2.830%, due 04/01/05, $8,829,694 to be received upon repurchase (Collateralized by $9,010,000 Federal Home Loan Bank, 2.500%, Market Value plus accrued interest $9,009,223, due 04/11/06.		$8,829,000
		Total Repurchase Agreement (Cost $8,829,000)		8,829,000

		Securities Lending CollateralCC: 4.6%
9,408,461		The Bank of New York Institutional Cash Reserves Fund		9,408,461

		Total Securities Lending Collateral (Cost $9,408,461)		9,408,461

		Total Short-Term Investments (Cost $18,237,461)		18,237,461

		Total Investments in Securities
		(Cost $192,746,391)*	105.6%	$216,620,570
		Other Assets and Liabilities—Net	(5.6)	(11,501,753)

		Net Assets	100.0%	$205,118,817

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2005.
	*	Cost for federal income tax purposes is $194,696,723. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$26,308,751
		Gross Unrealized Depreciation		(4,384,904)

		Net Unrealized Appreciation		$21,923,847

ING International Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Industry	Percentage of Net Assets

Aerospace/Defense	0.5%
Agriculture	3.8
Auto Manufacturing	3.0
Auto Parts and Equipment	1.0
Banks	14.8
Building Materials	1.0
Chemicals	1.1
Distribution/Wholesale	1.0
Diversified Financial Services	5.4
Electric	3.3
Electronics	1.8
Entertainment	1.6
Food	5.0
Forest Products and Paper	1.6
Hand/Machine Tools	1.1
Healthcare-Products	1.5
Home Builders	1.0
Housewares	0.5
Insurance	4.6
Internet	0.6
Iron/Steel	2.1
Leisure Time	0.5
Machinery — Diversified	0.5
Mining	3.0
Miscellaneous Manufacturing	2.2
Oil and Gas	9.0
Oil and Gas Services	2.0
Pharmaceuticals	6.6
Real Estate	2.4
Real Estate Investment Trusts	1.2
Retail	1.4
Semiconductors	3.4
Telecommunications	7.8
Textiles	0.4
Repurchase Agreement	4.3
Securities Lending Collateral	4.6
Other Assets and Liabilities, Net	(5.6)

Net Assets	100.0%

ING Janus Special Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 99.7%
		Advertising: 2.7%
134,145	@, L	Interpublic Group of Cos., Inc.	$1,647,301

			1,647,301

		Auto Manufacturers: 2.2%
138,515	@, @@, L	Tata Motors Ltd. ADR	1,343,596

			1,343,596

		Auto Parts and Equipment: 2.0%
28,040	L	Lear Corp.	1,243,854

			1,243,854

		Banks: 3.0%
24,575	@@	ICICI Bank Ltd. ADR	509,194
67	@, @@	Mitsubishi Tokyo Financial Group, Inc.	578,613
13,240		Wells Fargo & Co.	791,752

			1,879,559

		Biotechnology: 0.6%
10,395	@, L	Celgene Corp.	353,950

			353,950

		Building Materials: 3.2%
33,440	@@	Cemex SA de CV ADR	1,212,200
81,416	@@	Gujarat Ambuja Cements Ltd. GDR	748,213

			1,960,413

		Chemicals: 3.7%
90,821	@@, #, I, L	Reliance Industries Ltd. GDR	2,315,936

			2,315,936

		Commercial Services: 0.3%
2,685		Moody’s Corp.	217,109

			217,109

		Computers: 8.1%
44,305	@, L	Apple Computer, Inc.	1,846,189
23,730	@	Cadence Design Systems, Inc.	354,764
166,065	@, L	Ceridian Corp.	2,831,408

			5,032,361

		Diversified Financial Services: 5.7%
116,495	@	E*TRADE Financial Corp.	1,397,940
62,608		J.P. Morgan Chase & Co.	2,166,237

			3,564,177

		Electric: 2.8%
152,395	@	Reliant Resources, Inc.	1,734,255

			1,734,255

		Entertainment: 3.2%
443,065	@, @@	EMI Group PLC	1,980,288

			1,980,288

		Food: 0.9%
53,030	@, @@	Cadbury Schweppes PLC	531,973

			531,973

		Forest Products and Paper: 1.3%
74,559	@, @@, #, I	Ballarpur Industries Ltd. GDR	816,196

			816,196

		Household Products/Wares: 3.7%
72,924	@, @@	Reckitt Benckiser PLC	2,315,476

			2,315,476

ING Janus Special Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Insurance: 6.9%
642	@	Berkshire Hathaway, Inc.	$1,833,552
36,435	@	CNA Financial Corp.	1,022,366
8,730		Loews Corp.	642,004
15,310		MBIA, Inc.	800,407

			4,298,329

		Lodging: 1.9%
17,910		Station Casinos, Inc.	1,209,821

			1,209,821

		Media: 20.3%
167,880	@, @@	British Sky Broadcasting PLC	1,841,036
100,160	@	Echostar Communications Corp.	2,929,679
460	@@	Grupo Televisa SA ADR	27,048
174,471	@	Liberty Media Corp.	1,809,264
20,747	@, L	Liberty Media Intl., Inc.	907,474
73,045	@, L	Playboy Enterprises, Inc.	942,281
15,315	@, @@	SBS Broadcasting SA	683,968
75,905		Sinclair Broadcast Group, Inc.	609,517
88,600	@, L	UnitedGlobalCom, Inc. — Class A	838,156
68,230		Walt Disney Co.	1,960,247

			12,548,670

		Miscellaneous Manufacturing: 4.8%
66,067	@, @@	Smiths Group PLC	1,062,525
56,775	@@	Tyco Intl., Ltd.	1,918,995

			2,981,520

		Oil and Gas: 12.0%
7,030		Anadarko Petroleum Corp.	534,983
32,255	@@	BP PLC ADR	2,012,712
8,850		Chesapeake Energy Corp.	194,169
106,830	@, L	Magnum Hunter Resources, Inc.	1,721,031
20,700	@@	SK Corp.	1,221,618
43,425	@@, L	Suncor Energy, Inc.	1,746,119

			7,430,632

		Packaging and Containers: 1.0%
25,115	@	Owens-Illinois, Inc.	631,391

			631,391

		Pipelines: 1.1%
16,617	@	Kinder Morgan Management LLC	674,484

			674,484

		Retail: 3.2%
58,862	L	Fred’s, Inc.	1,010,660
18,390		J.C. Penney Co., Inc. Holding Co.	954,809

			1,965,469

		Semiconductors: 2.2%
85,895	@, L	Advanced Micro Devices, Inc.	1,384,627

			1,384,627

		Software: 2.9%
66,940	L	Computer Associates Intl., Inc.	1,814,074

			1,814,074

		Total Common Stock (Cost $49,789,247)	61,875,461

ING Janus Special Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

CORPORATE BONDS/NOTES: 0.0%
		Retail: 0.0%
$25,000	**, I, XX	Ames Department Stores, Inc., 10.000%, due 04/15/06		$—

		Total Corporate Bonds/Notes (Cost $11,111)		—

		Total Long-Term Investments (Cost $49,800,358)		61,875,461

SHORT-TERM INVESTMENTS: 18.7%
		U.S. Government Agency Obligations: 1.3%
800,000		Federal Home Loan Mortgage Corporation Discount Notes, 2.450%, due 04/01/05		799,944

		Total U.S. Government Agency Obligations (Cost $800,000)		799,944

		Securities Lending CollateralCC: 17.4%
10,804,677		The Bank of New York Institutional Cash Reserves Fund		10,804,677
		Total Short-Term Investments (Cost $10,804,677)		10,804,677

		Total Short-Term Investments (Cost $11,604,677)		11,604,621

		Total Investments in Securities
		(Cost $61,405,035)*	118.4%	$73,480,082
		Other Assets and Liabilities—Net	(18.4)	(11,432,033)

		Net Assets	100.0%	$62,048,049

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	cc	Securities purchased with cash collateral for securities loaned.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2005.
	**	Defaulted security
	XX	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $61,486,360. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$12,950,933
		Gross Unrealized Depreciation		(957,211)

		Net Unrealized Appreciation		$11,993,722

ING Janus Special Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

At March 31, 2005, the following forward currency exchange contracts were outstanding for the ING Janus Special Equity Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)

			USD
Korean Won
KRW 230,000,000	Buy	05/12/05	217,816	$226,366	$8,550
Swedish Krona
SEK 7,100,000	Buy	04/15/05	1,020,915	1,008,402	(12,513)
British Pound Sterling
GBP 575,000	Sell	04/15/05	1,079,421	1,085,657	(6,236)
British Pound Sterling
GBP 4,200,000	Sell	05/20/05	7,756,470	7,915,433	(158,963)
Korean Won
KRW 965,000,000	Sell	05/12/05	870,437	949,756	(79,319)
Korean Won
KRW 410,000,000	Sell	05/27/05	371,828	403,474	(31,646)
Swedish Krona
SEK 7,100,000	Sell	04/15/05	958,139	1,008,402	(50,263)

Illiquid Securities

Pursuant to guidelines adopted by the Portfolio’s Board, the following securities have been deemed to be illiquid. ING Janus Special Equity Portfolio currently limits investment in illiquid securities to 15% of the Portfolio’s net assets, at market value, at time of purchase.

	Shares/	Initial
	Principal	Acquisition			Percentage
Security	Amount	Date	Cost	Value	of Net Assets

Ames Department Stores, Inc., 10.000%, due 04/15/06	25,000	10/04/00	$11,111	$—	—%
Ballarpur Industries Ltd. GDR	74,559	11/13/03	616,603	816,196	1.3
Reliance Industries Ltd. GDR	90,821	06/05/03	1,351,673	2,315,936	3.7

			$1,979,387	$3,132,132	5.0%

PORTFOLIO OF INVESTMENTS
ING Jennison Equity Opportunities Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 98.3%
		Advertising: 0.5%
131,100	@, L	Interpublic Group of Cos., Inc.	$1,609,908

			1,609,908

		Aerospace/Defense: 1.0%
98,700	@, @@, L	Empresa Brasileira de Aeronautica SA ADR	3,089,310

			3,089,310

		Auto Manufacturers: 1.0%
83,700	@	Navistar Intl. Corp.	3,046,680

			3,046,680

		Banks: 4.5%
79,900		Fifth Third Bancorp	3,434,102
136,000		Mellon Financial Corp.	3,881,440
218,500		The Bank of New York Co., Inc.	6,347,425

			13,662,967

		Biotechnology: 1.0%
121,400	@, L	MedImmune, Inc.	2,890,534

			2,890,534

		Chemicals: 6.1%
144,500		E.I. du Pont de Nemours & Co.	7,404,180
63,900	@	Huntsman Corp.	1,490,148
138,500		Lyondell Chemical Co.	3,866,920
171,000	L	Olin Corp.	3,813,300
240,200	@	Terra Industries, Inc.	1,863,952

			18,438,500

		Commercial Services: 5.3%
101,800	@	Education Management Corp.	2,845,310
137,300	@	Hewitt Associates, Inc.	3,652,180
65,300	@, L	ITT Educational Services, Inc.	3,167,050
142,300	L	Manpower, Inc.	6,192,896

			15,857,436

		Computers: 1.3%
194,400	@, L	Manhattan Associates, Inc.	3,959,928

			3,959,928

		Cosmetics/Personal Care: 0.5%
24,000		Kimberly-Clark Corp.	1,577,520

			1,577,520

		Diversified Financial Services: 5.5%
462,100		Charles Schwab Corp.	4,856,671
132,500		Eaton Vance Corp.	3,105,800
165,372		J.P. Morgan Chase & Co.	5,721,871
213,300	L	Janus Capital Group, Inc.	2,975,535

			16,659,877

		Electric: 0.6%
494,100	@, L	Aquila, Inc.	1,892,403

			1,892,403

		Electrical Components and Equipment: 0.4%
209,800	@, L	GrafTech Intl. Ltd.	1,193,762

			1,193,762

		Electronics: 2.7%
137,300	@	Agilent Technologies, Inc.	3,048,060
353,900		Symbol Technologies, Inc.	5,128,011

			8,176,071

PORTFOLIO OF INVESTMENTS
ING Jennison Equity Opportunities Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Food: 2.8%
399,500	@, L	Kroger Co.	$6,403,985
78,300	@, L	Performance Food Group Co.	2,167,344

			8,571,329

		Forest Products and Paper: 2.7%
254,400		MeadWestvaco Corp.	8,095,008

			8,095,008

		Healthcare—Services: 2.7%
106,200	@, L	Community Health Systems, Inc.	3,707,442
395,500	@, L	Tenet Healthcare Corp.	4,560,115

			8,267,557

		Insurance: 15.2%
63,200		American Intl. Group, Inc.	3,501,912
242,200	@@	Assured Guaranty Ltd.	4,347,490
193,500	@@	Axis Capital Holdings Ltd.	5,232,240
52,800		CIGNA Corp.	4,715,040
198,700	@, L	Conseco, Inc.	4,057,454
128,000	L	Principal Financial Group	4,926,720
450,200	L	UnumProvident Corp.	7,662,404
134,300	@@	Willis Group Holdings Ltd.	4,951,641
83,000	@@, L	XL Capital Ltd.	6,006,710

			45,401,611

		Internet: 2.2%
292,400	@, L	IAC/InterActiveCorp.	6,511,748

			6,511,748

		Media: 5.4%
207,600	@, L	DIRECTV Group, Inc.	2,993,592
1,180	@, @@	Jupiter Telecommunications Co.	943,250
279,300	@, W	Radio One, Inc. Class D	4,119,675
118,427		Viacom, Inc.	4,124,812
202,800	@, L	Westwood One, Inc.	4,126,980

			16,308,309

		Mining: 5.6%
198,200		Alcoa, Inc.	6,023,298
44,600	@, @@	Aluminum Corp. of China Ltd. ADR	2,609,992
149,300	@, @@ , L	Cia Vale do Rio Doce ADR	4,719,373
465,500	@@, L	Harmony Gold Mining Co. Ltd. ADR	3,630,900

			16,983,563

		Oil and Gas: 3.0%
214,500	@, L	Rowan Cos., Inc.	6,419,985
106,500	@	Todco	2,751,960

			9,171,945

		Oil and Gas Services: 7.9%
101,400		BJ Services Co.	5,260,632
125,400	@, L	Cooper Cameron Corp.	7,174,134
86,000	@, L	National-Oilwell, Inc.	4,016,200
98,700		Schlumberger Ltd.	6,956,376

			23,407,342

		Pharmaceuticals: 9.5%
211,700	@	Andrx Corp.	4,799,239
82,500		Eli Lilly & Co.	4,298,250
65,000	@@, L	GlaxoSmithKline PLC ADR	2,984,800
67,200	@	Medco Health Solutions, Inc.	3,331,104
96,200		Merck & Co., Inc.	3,113,994
61,600	@, L	Par Pharmaceutical Cos., Inc.	2,059,904

PORTFOLIO OF INVESTMENTS
ING Jennison Equity Opportunities Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 9.5% (continued)
118,500		Pfizer, Inc.	$3,112,995
145,600	@	Watson Pharmaceuticals, Inc.	4,474,288

			28,174,574

		Semiconductors: 1.1%
99,900	@	MEMC Electronic Materials, Inc.	1,343,655
186,300	@, L	Micron Technology, Inc.	1,926,342

			3,269,997

		Software: 4.2%
383,800	@, L	BEA Systems, Inc.	3,058,886
84,100	@, @@, L	Business Objects SA ADR	2,261,449
300,000		Microsoft Corp.	7,251,000

			12,571,335

		Telecommunications: 3.9%
348,000		Citizens Communications Co.	4,503,120
226,200	@, L	IDT Corp.	3,345,498
257,000	@, @@, L	Nokia Oyj ADR	3,965,510

			11,814,128

		Transportation: 1.7%
122,300		CSX Corp.	5,093,795

			5,093,795

		Total Common Stock (Cost $280,878,093)	295,697,137

PORTFOLIO OF INVESTMENTS
ING Jennison Equity Opportunities Portfolio	as of March 31, 2005 (Unaudited) (continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 17.4%
		Commercial Paper: 2.0%
$6,137,000	@	Citicorp, 2.820%, due 04/01/05		$6,137,000

		Total Commercial Paper
		(Cost $6,137,000)		6,137,000

		Securities Lending CollateralCC: 15.4%
$46,256,181		The Bank of New York Institutional Cash Reserves Fund		46,256,181

		Total Securities Lending Collateral
		(Cost $46,256,181)		46,256,181

		Total Short-Term Investments
		(Cost $52,393,181)		52,393,181

		Total Investments in Securities
		(Cost $333,271,274)*	115.7%	$348,090,318
		Other Assets and Liabilities—Net	(15.7)	(47,115,444)

		Net Assets	100.0%	$300,974,874

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2005.
`	*	Cost for federal income tax purposes is $333,749,821.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$25,834,364
		Gross Unrealized Depreciation		(11,493,867)

		Net Unrealized Appreciation		$14,340,497

ING JPMorgan Small Cap Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 97.9%
		Advertising: 0.6%
4,000	L	ADVO, Inc.	$149,800
7,500	L	Catalina Marketing Corp.	194,250
12,200	@	RH Donnelley Corp.	708,698
15,100	@	Sitel Corp.	29,596
9,400	@	Ventiv Health, Inc.	216,200

			1,298,544

		Aerospace/Defense: 1.8%
7,700	@, L	Armor Holdings, Inc.	285,593
14,500	@	BE Aerospace, Inc.	174,000
3,100		Curtiss-Wright Corp.	176,700
22,500	@	Esterline Technologies Corp.	777,375
9,700	L	Heico Corp.	194,970
11,900		Kaman Corp.	148,155
41,900	@, L	Moog, Inc.	1,893,880
33,000	@	Orbital Sciences Corp.	319,440

			3,970,113

		Agriculture: 0.5%
48,500	L	Dimon, Inc.	303,125
18,000		Universal Corp.	823,860

			1,126,985

		Airlines: 0.7%
34,400	@, L	Delta Air Lines, Inc.	139,320
49,200	@	Expressjet Holdings, Inc.	561,372
2,600	@, L	FLYi, Inc.	3,302
28,100	@, L	Mesa Air Group, Inc.	196,700
20,500	@, L	Pinnacle Airlines Corp.	217,710
24,600		Skywest, Inc.	457,314

			1,575,718

		Apparel: 0.7%
5,100	@, L	DHB Industries, Inc.	44,880
11,400	L	Kellwood Co.	328,206
24,600	@	Quiksilver, Inc.	714,138
5,900		Russell Corp.	106,672
19,400	@, L	Skechers U.S.A., Inc.	300,312

			1,494,208

		Auto Manufacturers: 0.1%
10,400		Wabash National Corp.	253,760

			253,760

		Auto Parts and Equipment: 0.7%
24,600	L	ArvinMeritor, Inc.	380,562
45,200	@, L	Goodyear Tire & Rubber Co.	603,420
19,700	@	Hayes Lemmerz Intl., Inc.	102,440
34,200	@, L	Tenneco Automotive, Inc.	426,132

			1,512,554

		Banks: 7.2%
4,200		ABC Bancorp	70,938
9,100	L	Amcore Financial, Inc.	257,075
2,200	@	AmericanWest Bancorp	42,394
800		Bancfirst Corp.	55,216
21,800	L	Bank of the Ozarks, Inc.	692,150
1,200		Capital Corp. of the West	55,776
7,200	L	Capitol Bancorp Ltd.	217,800
3,900		Center Financial Corp.	68,757

ING JPMorgan Small Cap Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 7.2% (continued)
10,300		Central Pacific Financial Corp.	$346,595
5,770		Chemical Financial Corp.	187,554
3,300		City Holding Co.	97,466
4,300		City National Corp.	300,226
6,600		Columbia Banking System, Inc.	156,750
28,000	L	Community Bank System, Inc.	641,480
4,470		Community Trust Bancorp, Inc.	128,781
24,000		Corus Bankshares, Inc.	1,144,559
26,000	@, @@	EuroBancshares, Inc.	439,660
15,900	@@	First Bancorp Puerto Rico	671,775
4,050		First Republic Bank	131,099
20,400		First State Bancorporation	346,290
6,000		Glacier Bancorp, Inc.	183,000
18,900		Gold Banc Corp., Inc.	265,167
11,000		Greater Bay Bancorp	268,510
17,500		IBERIABANK Corp.	984,549
13,900		Independent Bank Corp.	399,903
28,600		Irwin Financial Corp.	658,372
1,300		Macatawa Bank Corp.	43,648
4,000		MB Financial Corp.	153,200
6,000		Mercantile Bank Corp.	245,280
6,800		Nara Bancorp, Inc.	95,540
11,310	@@	Oriental Financial Group	264,880
3,300		Peoples Bancorp, Inc.	88,770
23,600		PrivateBancorp, Inc.	741,276
39,000	@@, L	R-G Financial Corp.	1,215,629
20,170		Republic Bancorp, Inc.	273,102
1,050		Republic Bancorp, Inc.	23,326
3,200		Simmons First National Corp.	79,424
2,700		Southwest Bancorp, Inc.	49,815
1,200		State Financial Services Corp.	44,340
6,280		Sterling Bancorp	152,416
32,100		Sterling Bancshares, Inc.	455,820
31,000		Summit Bancshares, Inc.	528,550
4,900	@	Sun Bancorp, Inc.	112,137
1,200		Taylor Capital Group, Inc.	39,180
3,300		Trico Bancshares	69,135
5,400		Umpqua Holdings Corp.	126,090
73,954	@@	W Holding Co., Inc.	744,717
17,200		West Coast Bancorp	409,360
16,300	L	Westamerica Bancorporation	843,850
1,200	@	Western Sierra Bancorp	40,956
9,000		Wilshire Bancorp, Inc.	117,360
4,100		Wintrust Financial Corp.	193,069

			15,962,712

		Biotechnology: 1.3%
18,300	@, L	Alexion Pharmaceuticals, Inc.	396,470
9,800	@	Applera Corp. — Celera Genomics Group	100,450
7,000	@, L	Ariad Pharmaceuticals, Inc.	39,200
1,100	@	Bio-Rad Laboratories, Inc.	53,581
12,000	@, L	Cell Genesys, Inc.	54,360
6,900	@	Diversa Corp.	34,362
20,000	@, L	Encysive Pharmaceuticals, Inc.	204,400
9,000	@	Enzon Pharmaceuticals, Inc.	91,710
3,500	@	Exelixis, Inc.	23,730

ING JPMorgan Small Cap Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Biotechnology: 1.3% (continued)
141,300	@, L	Genelabs Technologies	$84,780
67,200	@, L	Incyte Corp.	458,975
8,700	@, L	Integra LifeSciences Holdings Corp.	306,414
15,300	@	Maxygen, Inc.	131,274
11,300	@, L	Myriad Genetics, Inc.	207,807
12,500	@	Regeneration Technologies, Inc.	128,875
15,500	@	Seattle Genetics, Inc.	79,670
12,500	@	Telik, Inc.	188,500
7,500	@	Transkaryotic Therapies, Inc.	187,238
14,300	@	Vertex Pharmaceuticals, Inc.	133,848

			2,905,644

		Building Materials: 2.3%
6,500		Eagle Materials, Inc.	526,110
8,800	L	ElkCorp.	338,448
40,300	L	Lennox Intl., Inc.	883,376
13,400	@, L	NCI Building Systems, Inc.	517,240
5,000		Texas Industries, Inc.	268,750
42,900		Universal Forest Products, Inc.	1,666,665
12,200	@, L	USG Corp.	404,552
14,200	L	York Intl. Corp.	556,356

			5,161,497

		Chemicals: 2.5%
5,550		Aceto Corp.	41,181
9,000		Albemarle Corp.	327,240
10,200	@, L	Cabot Microelectronics Corp.	320,076
8,100		Cytec Industries, Inc.	439,425
11,600	@	FMC Corp.	620,020
25,200		Georgia Gulf Corp.	1,158,696
2,700	L	HB Fuller Co.	78,300
23,300	@, L	Hercules, Inc.	337,617
14,400	L	Kronos Worldwide, Inc.	612,144
33,500	@, L	Mosaic Co.	571,510
7,900	@	NewMarket Corp.	146,940
1,600	@@	Octel Corp.	29,648
36,600	@	PolyOne Corp.	325,008
11,000	@, L	Terra Industries, Inc.	85,360
15,100		Wellman, Inc.	218,346
39,100	@, L	WR Grace & Co.	333,132

			5,644,643

		Commercial Services: 3.5%
91,200		Aaron Rents, Inc.	1,824,000
3,900	@, L	ACE Cash Express, Inc.	88,725
11,200	@, @@	Alderwoods Group, Inc.	139,328
8,700		Arbitron, Inc.	373,230
3,500		Banta Corp.	149,800
1,400	@, L	Charles River Associates, Inc.	69,090
5,300	@	Coinstar, Inc.	112,360
7,400	@	DiamondCluster Intl., Inc.	119,140
10,000	@	Dollar Financial Corp.	118,800
17,000	@, L	Dollar Thrifty Automotive Group	557,260
3,800	@, L	Euronet Worldwide, Inc.	108,490
37,300	@, L	Gartner, Inc.	356,961
9,000	@	Geo Group, Inc.	257,220
2,200		Gevity HR, Inc.	42,064
20,700	@	Heidrick & Struggles Intl., Inc.	761,139

ING JPMorgan Small Cap Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Commercial Services: 3.5% (continued)
4,900	@	Korn/Ferry Intl.	$93,247
20,100	@, L	Labor Ready, Inc.	374,865
21,700	@, L	Navigant Consulting, Inc.	590,891
7,900	@	PDI, Inc.	161,950
10,700	@	Quanta Services, Inc.	81,641
8,300	@	SourceCorp., Inc.	167,162
12,600	@	Spherion Corp.	94,374
8,300	L	Startek, Inc.	139,440
46,400	@	Stewart Enterprises, Inc.	285,360
30,800	@	TeleTech Holdings, Inc.	397,936
8,600	@	Valassis Communications, Inc.	300,656
1,200	@, L	Vertrue, Inc.	42,528

			7,807,657

		Computers: 3.1%
9,800	@	Advanced Digital Information Corp.	80,360
23,300	L	Agilysys, Inc.	458,078
18,900	@	BISYS Group, Inc.	296,352
61,800	@, L	Brocade Communications Systems, Inc.	365,856
11,100	@, L	CACI Intl., Inc.	613,053
33,700	@	Ciber, Inc.	244,999
7,200	@	Dot Hill Systems Corp.	42,840
6,900	@, L	Echelon Corp.	47,196
3,400	@, L	Electronics for Imaging	60,656
6,500		Factset Research Systems, Inc.	214,565
23,100	@	Gateway, Inc.	93,093
16,200	@, L	Hutchinson Technology, Inc.	563,436
14,400	L	Imation Corp.	500,400
14,500	@	Intergraph Corp.	417,745
3,300	@	InterVoice, Inc.	37,059
15,900	@, L	Komag, Inc.	355,365
3,400	@	Kronos, Inc.	173,774
7,000	@, L	Lexar Media, Inc.	34,860
10,100	@	Magma Design Automation, Inc.	119,887
8,000	@, L	Manhattan Associates, Inc.	162,960
15,600	@, L	Mentor Graphics Corp.	213,720
3,600		MTS Systems Corp.	104,508
9,100	@, L	palmOne, Inc.	230,958
23,300	@, L	Perot Systems Corp.	313,152
30,600	@	Quantum Corp.	89,046
7,700	@	Radisys Corp.	109,032
54,600	@, L	Silicon Graphics, Inc.	64,974
38,300	@	Silicon Storage Technology, Inc.	142,476
3,300	@	SRA Intl., Inc.	198,825
2,100	@	Stratasys, Inc.	59,493
21,600	@	SYKES Enterprises, Inc.	148,392
6,800	@	Synaptics, Inc.	157,760
4,900		Talx Corp.	88,984
8,300	@	Tyler Technologies, Inc.	63,163

			6,867,017

		Distribution/Wholesale: 1.0%
21,700	@	Aviall, Inc.	607,600
7,400	@, L	Brightpoint, Inc.	138,602
4,900		Building Material Holding Corp.	217,952
4,500	@	Nuco2, Inc.	118,350
22,200		Owens & Minor, Inc.	602,730

ING JPMorgan Small Cap Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Distribution/Wholesale: 1.0% (continued)
7,700	@	United Stationers, Inc.	$348,425
10,300	@	Wesco Intl., Inc.	288,400

			2,322,059

		Diversified Financial Services: 1.1%
12,300	@, L	Accredited Home Lenders Holding Co.	445,629
5,100		Advanta Corp.	117,300
8,100	@, L	Affiliated Managers Group, Inc.	502,443
2,500		Asta Funding, Inc.	52,925
14,000	@	CompuCredit Corp.	372,680
2,600	@	Credit Acceptance Corp.	51,428
2,400	@, L	Encore Capital Group, Inc.	34,920
4,100	@	eSpeed, Inc.	37,720
13,100	@, L	Knight Trading Group, Inc.	126,284
6,100	@	Metris Cos, Inc.	70,699
6,500		National Financial Partners Corp.	258,700
15,500	@	World Acceptance Corp.	395,560

			2,466,288

		Electric: 1.9%
13,100		Avista Corp.	229,250
6,900	L	Black Hills Corp.	228,183
95,700	@, L	CMS Energy Corp.	1,247,928
15,400	@	El Paso Electric Co.	292,600
5,000		Idacorp, Inc.	141,850
1,000		MGE Energy, Inc.	33,150
29,800	L	PNM Resources, Inc.	795,064
49,300	@, L	Sierra Pacific Resources	529,975
1,100		UIL Holdings Corp.	55,715
21,200		Unisource Energy Corp.	656,564

			4,210,279

		Electrical Components and Equipment: 0.5%
12,700	@	Encore Wire Corp.	129,540
6,600	@	Power-One, Inc.	32,076
22,100	@	Rayovac Corp.	919,360
8,000	@, L	Valence Technology, Inc.	24,560

			1,105,536

		Electronics: 1.7%
900		Analogic Corp.	38,925
2,400		BEI Technologies, Inc.	57,528
5,100		Bel Fuse, Inc.	154,530
15,000	@	Benchmark Electronics, Inc.	477,450
8,100	@	Checkpoint Systems, Inc.	136,728
16,100		CTS Corp.	209,300
5,400	@	Cyberoptics Corp.	67,392
11,600	@, L	Cymer, Inc.	310,532
6,800	@	Electro Scientific Industries, Inc.	131,852
2,100	@, L	Faro Technologies, Inc.	49,434
10,000	@	Itron, Inc.	296,400
7,100	@	Planar Systems, Inc.	64,042
7,100	@	Rofin-Sinar Technologies, Inc.	228,194
16,200	@	Stoneridge, Inc.	197,802
15,100		Sypris Solutions, Inc.	161,872
13,800	@	Trimble Navigation Ltd.	466,578
24,700	@, L	TTM Technologies, Inc.	258,362
10,300		Watts Industries, Inc.	335,883
3,700	@	Zygo Corp.	47,952

			3,690,756

ING JPMorgan Small Cap Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Energy—Alternate Sources: 0.1%
7,400	@, L	Headwaters, Inc.	$242,868

			242,868

		Engineering and Construction: 0.3%
4,600	@	Dycom Industries, Inc.	105,754
5,400	@	URS Corp.	155,250
8,100	@, L	Washington Group Intl., Inc.	364,419

			625,423

		Entertainment: 1.3%
7,900	@	Argosy Gaming Co.	362,768
4,400		Carmike Cinemas, Inc.	164,032
8,500	@, L	Macrovision Corp.	193,715
26,800	@	Penn National Gaming, Inc.	787,384
14,100	@	Pinnacle Entertainment, Inc.	235,470
39,900	@	Scientific Games Corp.	911,715
7,700	@	Steinway Musical Instruments	230,692

			2,885,776

		Environmental Control: 0.2%
9,900	@	Duratek, Inc.	197,505
3,500		Metal Management, Inc.	89,880
6,600	@, L	Tetra Tech, Inc.	83,292
3,900	@	Waste Connections, Inc.	135,525

			506,202

		Food: 1.1%
24,000		Chiquita Brands Intl., Inc.	642,720
21,400		Corn Products Intl., Inc.	556,186
3,700		Flowers Foods, Inc.	104,377
4,400	@, L	Great Atlantic & Pacific Tea Co.	65,560
3,800		J&J Snack Foods Corp.	177,954
3,600	L	Nash Finch Co.	136,764
9,200	@	Pathmark Stores, Inc.	58,052
15,200		Sanderson Farms, Inc.	656,792

			2,398,405

		Forest Products and Paper: 0.1%
6,100		Schweitzer-Mauduit Intl., Inc.	204,655

			204,655

		Gas: 1.9%
17,000		Atmos Energy Corp.	459,000
23,300		Energen Corp.	1,551,780
16,400		New Jersey Resources Corp.	713,892
4,900		South Jersey Industries, Inc.	276,360
34,200	@, L	Southern Union Co.	858,762
18,900		Southwest Gas Corp.	456,624

			4,316,418

		Hand/Machine Tools: 0.2%
15,800		Lincoln Electric Holdings, Inc.	475,264

			475,264

		Healthcare—Products: 3.4%
10,000	@, L	Abiomed, Inc.	105,800
12,800	@, L	Align Technology, Inc.	79,872
9,100	@, L	Animas Corp.	183,911
6,100	L	Arrow Intl., Inc.	209,535
10,500	@, L	Arthrocare Corp.	299,250
6,400	@	Biosite, Inc.	332,992
23,300	@	Conmed Corp.	701,796
7,200	@, L	CTI Molecular Imaging, Inc.	145,944

ING JPMorgan Small Cap Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Healthcare—Products: 3.4% (continued)
8,700		Diagnostic Products Corp.	$420,210
49,000	@	Encore Medical Corp.	263,620
4,000	@	Epix Medical, Inc.	28,000
4,400	@	Immucor, Inc.	132,836
4,200	@, L	Inverness Medical Innovations, Inc.	98,700
21,300	@, L	Kyphon, Inc.	536,121
14,200	L	LCA-Vision, Inc.	472,860
10,400		Mentor Corp.	333,840
5,000	@	Merit Medical Systems, Inc.	59,950
28,500	@	Neurometrix, Inc.	272,175
18,600	@	Palatin Technologies, Inc.	43,524
3,900	@	Palomar Medical Technologies, Inc.	105,183
11,600	L	PolyMedica Corp.	368,416
37,100	@, L	PSS World Medical, Inc.	421,827
32,200	@, L	Steris Corp.	813,050
14,800	@, L	SurModics, Inc.	472,268
4,000	@	Techne Corp.	160,720
21,800	@	Visx, Inc.	510,992

			7,573,392

		Healthcare—Services: 3.1%
28,700	@	Alliance Imaging, Inc.	274,085
5,300	@, L	America Service Group, Inc.	117,289
14,400	@	Apria Healthcare Group, Inc.	462,240
22,300	@	Centene Corp.	668,777
7,200	@, L	Genesis HealthCare Corp.	308,808
14,400	@	Gentiva Health Services, Inc.	232,992
40,500	@	Kindred Healthcare, Inc.	1,421,550
21,400	@, L	OCA, Inc.	90,950
14,500	@, L	Pediatrix Medical Group, Inc.	994,555
15,700	@	Province Healthcare Co.	378,213
12,400	@	Res-Care, Inc.	155,124
10,400	@, L	Sierra Health Services, Inc.	663,936
10,300	@	Symbion, Inc.	220,111
20,500	@	United Surgical Partners Intl., Inc.	938,285

			6,926,915

		Holding Companies—Diversified: 0.3%
15,400	L	Walter Industries, Inc.	655,270

			655,270

		Home Builders: 1.2%
8,100	L	Beazer Homes USA, Inc.	403,866
16,400	@, L	Fleetwood Enterprises, Inc.	142,680
14,400		Levitt Corp.	369,216
8,100	@	Meritage Homes Corp.	477,252
12,600	L	Technical Olympic USA, Inc.	380,520
20,200	L	Thor Industries, Inc.	604,182
9,700	@, L	WCI Communities, Inc.	291,776
3,400	L	Winnebago Industries, Inc.	107,440

			2,776,932

		Home Furnishings: 0.2%
13,900	L	Furniture Brands Intl., Inc.	303,159
4,600		Stanley Furniture Co., Inc.	217,488

			520,647

ING JPMorgan Small Cap Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Household Products/Wares: 0.5%
12,100	L	American Greetings Corp.	$308,308
174	L	CSS Industries, Inc.	6,360
10,000	L	Harland John H. Co.	343,600
20,500		Tupperware Corp.	417,380

			1,075,648

		Housewares: 0.2%
5,100	L	Toro Co.	451,350

			451,350

		Insurance: 2.5%
2,700	L	AmerUs Group Co.	127,575
10,000	@, L	Argonaut Group, Inc.	212,200
44,900		Delphi Financial Group, Inc.	1,930,700
9,300		Direct General Corp.	191,022
8,800		Landamerica Financial Group, Inc.	440,264
500	@	Navigators Group, Inc.	16,573
2,700		NYMAGIC, Inc.	63,990
60,600	@	PMA Capital Corp.	484,800
8,300		Selective Insurance Group, Inc.	383,709
9,200		Stewart Information Services Corp.	345,184
3,600	L	United Fire & Casualty Co.	121,788
5,500	@	Vesta Insurance Group, Inc.	19,525
22,200	L	Zenith National Insurance Corp.	1,151,292

			5,488,622

		Internet: 3.0%
6,800	@	1-800-FLOWERS.COM, Inc.	51,476
10,200	@, L	aQuantive, Inc.	112,914
9,900	@, L	Ariba, Inc.	76,824
16,500	@, @@, L	AsiaInfo Holdings, Inc.	82,830
12,500	@	Autobytel, Inc.	63,000
1,000	@, L	Blue Coat Systems, Inc.	23,500
94,000	@, L	CMGI, Inc.	195,520
34,500	@, L	CNET Networks, Inc.	325,680
5,600	@	Corillian Corp.	19,488
7,100	@, L	Digital Insight Corp.	116,440
7,900	@	Digital River, Inc.	246,164
30,400	@	Digitas, Inc.	307,040
32,600	@, L	Doubleclick, Inc.	251,020
16,800	@	E.piphany, Inc.	59,640
82,100	@, L	Earthlink, Inc.	738,900
4,700	@	Equinix, Inc.	198,998
9,400	@	Harris Interactive, Inc.	43,334
49,600	@, L	Homestore, Inc.	110,112
9,200	@	Infospace, Inc.	375,636
13,800	@	Internet Security Systems, Inc.	252,540
1,600	@	Interwoven, Inc.	12,464
10,000	@	Ipass, Inc.	61,200
8,700	@, L	j2 Global Communications, Inc.	298,497
11,700	@	Lionbridge Technologies	66,573
46,100	@, L	Looksmart	41,029
10,600	@	Openwave Systems, Inc.	129,214
3,400	@	PC-Tel, Inc.	25,024
7,900	@	Portal Software, Inc.	19,118
10,200	@	Proquest Co.	368,730
7,500	@	Redback Networks, Inc.	44,850
37,300	@	Secure Computing Corp.	319,661

ING JPMorgan Small Cap Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Internet: 3.0% (continued)
35,900	@	SupportSoft, Inc.	$189,552
16,100	@	Trizetto Group	149,891
21,100	@	United Online, Inc.	220,917
18,800	@, L	ValueClick, Inc.	199,468
12,100	@	Webex Communications, Inc.	261,239
5,900	@, L	webMethods, Inc.	32,332
9,000	@, L	Websense, Inc.	484,200

			6,575,015

		Investment Companies: 0.2%
33,066		Technology Investment Capital Corp.	494,337

			494,337

		Iron/Steel: 1.1%
56,300	@	AK Steel Holding Corp.	622,678
7,950		Gibraltar Industries, Inc.	174,423
11,200		Reliance Steel & Aluminum Co.	448,112
16,900		Ryerson Tull, Inc.	214,123
4,700	L	Schnitzer Steel Industries, Inc.	158,531
23,100		Steel Dynamics, Inc.	795,795

			2,413,662

		Leisure Time: 0.2%
12,500	@, L	K2, Inc.	171,875
13,800	@, L	Multimedia Games, Inc.	107,088
16,400	@, L	Navigant Intl., Inc.	224,024

			502,987

		Lodging: 0.3%
10,600	L	Ameristar Casinos, Inc.	579,608

			579,608

		Machinery—Construction and Mining: 0.9%
13,100	@	Astec Industries, Inc.	288,855
15,500		JLG Industries, Inc.	334,025
23,250		Joy Global, Inc.	815,145
12,800	@	Terex Corp.	554,240

			1,992,265

		Machinery—Diversified: 2.1%
86,350		Applied Industrial Technologies, Inc.	2,348,720
8,600		Cascade Corp.	301,000
14,100	@	Flowserve Corp.	364,767
13,900		Manitowoc Co.	561,421
7,200		Nacco Industries, Inc.	733,968
3,800		Sauer-Danfoss, Inc.	85,994
6,400		Tecumseh Products Co.	253,504
4,800	@	Unova, Inc.	99,120

			4,748,494

		Media: 1.3%
43,900	@, L	Charter Communications, Inc.	70,240
10,000	@, L	Emmis Communications Corp.	192,200
9,200	L	Gray Television, Inc.	133,124
8,800	@	Insight Communications Co., Inc.	104,280
9,000	@	Journal Register Co	150,300
41,300	@	Lodgenet Entertainment Corp.	778,092
55,400	@, L	Mediacom Communications Corp. — Class A	362,316
81,200	@	Primedia Inc.	353,220
5,400	@	Saga Communications, Inc.	86,940
11,900	@, L	Scholastic Corp.	438,991

ING JPMorgan Small Cap Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Media: 1.3% (continued)
7,100		Sinclair Broadcast Group, Inc.	$57,013
19,600		World Wrestling Entertainment, Inc.	235,200

			2,961,916

		Metal Fabricate/Hardware: 1.6%
49,300		Commercial Metals Co.	1,670,777
8,300	@, L	Metals USA, Inc.	162,597
8,200		NN, Inc.	101,024
5,100		Penn Engineering & Manufacturing Corp.	92,055
26,000		Quanex Corp.	1,386,320
7,100		Valmont Industries, Inc.	158,472

			3,571,245

		Miscellaneous Manufacturing: 0.7%
4,100		Ameron Intl. Corp.	147,600
16,000	L	Barnes Group, Inc.	434,720
3,100	@	ESCO Technologies, Inc.	249,085
20,100	@, L	Griffon Corp.	430,341
5,700	@	Hexcel Corp.	88,407
29,800	@	Jacuzzi Brands, Inc.	290,848

			1,641,001

		Office/Business Equipment: 0.5%
2,600	@	General Binding Corp.	54,600
22,500	@, L	Global Imaging Systems, Inc.	797,850
5,600	@	Imagistics Intl., Inc.	195,608

			1,048,058

		Oil and Gas: 4.3%
4,700	@	Callon Petroleum Co.	73,038
6,600	@	Comstock Resources, Inc.	189,684
32,100	@, L	Denbury Resources, Inc.	1,130,883
5,100	@	Energy Partners Ltd.	132,447
2,100	@	Giant Industries, Inc.	53,970
12,100		Helmerich & Payne, Inc.	480,249
40,500	@	Houston Exploration Co.	2,306,475
10,500	@	Mission Resources Corp.	74,340
3,900		Penn Virginia Corp.	179,010
38,400	@	Southwestern Energy Co.	2,179,584
9,400	@	Stone Energy Corp.	456,558
20,700	@, L	Tesoro Petroleum Corp.	766,314
11,700	@	Todco	302,328
9,000	@	Unit Corp.	406,530
27,100		Vintage Petroleum, Inc.	852,566

			9,583,976

		Oil and Gas Services: 1.4%
4,200		Gulf Island Fabrication, Inc.	98,532
12,400	@, L	Hanover Compressor Co.	149,668
6,100	@	Hydril Co.	356,301
59,200	@, L	Key Energy Services, Inc.	679,024
12,200	@	Lone Star Technologies, Inc.	481,046
18,900	@	Oceaneering Intl., Inc.	708,750
8,100	@	Oil States Intl., Inc.	166,455
12,300	@, L	Veritas DGC, Inc.	368,508

			3,008,284

		Packaging and Containers: 1.1%
70,200	@	Crown Holdings, Inc.	1,092,312
6,400		Greif, Inc.	445,952
13,400		Silgan Holdings, Inc.	870,732

			2,408,996

ING JPMorgan Small Cap Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 2.9%
8,900	@, L	Abgenix, Inc.	$62,300
11,300	@, L	Able Laboratories, Inc.	265,098
38,600	@, L	Adolor Corp.	383,684
12,500	@, L	Alkermes, Inc.	129,750
4,000	@, L	Antigenics, Inc.	26,800
34,500	@, L	Atherogenics, Inc.	451,605
29,800	@, L	Auxilium Pharmaceuticals, Inc.	178,204
158,300	@	AVANIR Pharmaceuticals	348,260
14,700	@	Bone Care Intl., Inc.	381,318
4,000	@, L	Bradley Pharmaceuticals, Inc.	38,240
9,800	@, L	Corixa Corp.	30,086
39,000	@, L	Cubist Pharmaceuticals, Inc.	414,180
37,100	@, L	CV Therapeutics, Inc.	755,356
70,600	@	Cypress Bioscience, Inc.	645,284
10,600	@, L	Impax Laboratories, Inc.	169,600
5,400	@, L	Kos Pharmaceuticals, Inc.	225,072
13,900	@, L	Ligand Pharmaceuticals, Inc.	79,647
2,600	@, L	Medicines Co.	58,916
5,600	@, L	Par Pharmaceutical Cos., Inc.	187,264
4,400	@	Pharmion Corp.	127,600
22,600	@	Rigel Pharmaceuticals, Inc.	362,504
3,100	@, L	Tanox, Inc.	29,760
11,800	@	United Therapeutics Corp.	539,201
18,400		Valeant Pharmaceuticals Intl.	414,368
14,100	@	Vicuron Pharmaceuticals, Inc.	222,216

			6,526,313

		Real Estate Investment Trusts: 7.2%
24,900		Affordable Residential Communities	314,985
21,600		American Financial Realty Trust	316,008
28,300		American Home Mortgage Investment Corp.	810,512
29,100		Anthracite Capital, Inc.	324,174
15,600	L	Capital Automotive	516,672
56,700		Carramerica Realty Corp.	1,788,884
12,100		Entertainment Properties Trust	501,303
28,000	@, L	Felcor Lodging Trust, Inc.	348,040
12,600		Gables Residential Trust	419,580
12,800		Glimcher Realty Trust	303,360
54,200		Government Properties Trust, Inc.	539,832
12,100	L	IMPAC Mortgage Holdings, Inc.	232,078
56,900		Innkeepers USA Trust	734,579
6,900		LaSalle Hotel Properties	200,445
26,900	L	Lexington Corporate Properties Trust	590,186
34,300		LTC Properties, Inc.	595,105
31,000		Maguire Properties, Inc.	740,280
43,600	@	Meristar Hospitality Corp.	305,200
26,600	L	MFA Mortgage Investments, Inc.	202,426
37,500		Mid-America Apartment Communities, Inc.	1,368,750
4,000		National Health Investors, Inc.	103,920
10,000		New Century Financial Corp.	468,200
9,300	L	Novastar Financial, Inc.	334,893
25,700	L	Pennsylvania Real Estate Investment Trust	1,036,224
30,800		Prentiss Properties Trust	1,052,128
36,600		RAIT Investment Trust	981,612
17,700		Saul Centers, Inc.	566,400
9,800		Taubman Centers, Inc.	271,852

			15,967,628

ING JPMorgan Small Cap Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 6.5%
23,300	@, L	Aeropostale, Inc.	$763,075
26,500	@	Asbury Automotive Group, Inc.	408,100
5,400		Big 5 Sporting Goods Corp.	133,380
24,200	@	Brookstone, Inc.	392,524
5,100		Brown Shoe Co., Inc.	174,777
16,700	@	Burlington Coat Factory Warehouse Corp.	479,290
54,700		Cash America Intl., Inc.	1,199,571
11,000		CBRL Group, Inc.	454,300
3,400	@	CEC Entertainment, Inc.	124,440
6,600	@	Charlotte Russe Holding, Inc.	85,272
90,200	@	Charming Shoppes	733,326
9,000	@, L	Childrens Place Retail Stores, Inc.	429,750
27,600	@, L	CKE Restaurants, Inc.	437,460
3,100	@, L	Electronics Boutique Holdings Corp.	133,207
15,300	@, L	Genesco, Inc.	434,826
38,300	@	Hollywood Entertainment Corp.	504,411
9,700	@, L	HOT Topic, Inc.	211,945
12,200	@, L	Insight Enterprises, Inc.	214,232
9,900	@	J Jill Group, Inc.	136,224
1,300	@	Jack in The Box, Inc.	48,230
1,300	@	Jo-Ann Stores, Inc.	36,517
12,100		Kenneth Cole Productions, Inc.	352,594
49,400		Landry’s Restaurants, Inc.	1,428,648
13,700		Lithia Motors, Inc.	350,857
9,000	@	MarineMax, Inc.	280,620
8,100		Movado Group, Inc.	149,850
5,100		Movie Gallery, Inc.	146,268
6,200	@	O’Charleys, Inc.	134,788
7,200	@	Rare Hospitality Intl., Inc.	222,336
34,400	@	Ryan’s Restaurant Group, Inc.	499,832
13,000	@, L	Select Comfort Corp.	265,720
20,600	@	ShopKo Stores, Inc.	457,732
5,600		Sonic Automotive, Inc.	127,176
3,600	@, L	Sports Authority, Inc.	99,000
2,700	@, L	Stage Stores, Inc.	103,653
27,600	@	Stein Mart, Inc.	621,000
18,300	@, L	The Pantry, Inc.	566,751
25,200	@	Too, Inc.	621,684
5,700	@, L	Trans World Entertainment	83,961
6,900	L	United Auto Group, Inc.	192,027
9,200	L	World Fuel Services Corp.	289,800

			14,529,154

		Savings and Loans: 1.3%
45,400		BankAtlantic Bancorp, Inc.	789,960
5,300		Commercial Capital Bancorp, Inc.	107,855
5,900		Dime Community Bancshares, Inc.	89,680
23,137		First Niagara Financial Group, Inc.	305,640
12,900		Flagstar Bancorp, Inc.	252,195
3,800	@	ITLA Capital Corp.	189,848
10,200		Partners Trust Financial Group, Inc.	108,120
28,000		Provident Bancorp, Inc.	342,720
10,400	@, L	Sterling Financial Corp.	371,280
8,100		WSFS Financial Corp.	425,736

			2,983,034

ING JPMorgan Small Cap Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Semiconductors: 2.8%
6,800	@	Actel Corp.	$104,584
8,900	@	ADE Corp.	197,580
27,500	@	AMIS Holdings, Inc.	310,475
7,300	@	Asyst Technologies, Inc.	34,967
5,000	@, L	ATMI, Inc.	125,200
11,300	@, L	August Technology Corp.	132,436
38,100	@	Axcelis Technologies, Inc.	278,130
14,400	@, L	Brooks Automation, Inc.	218,592
20,200	@	Cirrus Logic, Inc.	91,304
15,100	@, L	Credence Systems Corp.	119,441
6,500	@, L	Diodes, Inc.	176,345
6,600	@	DSP Group, Inc.	170,016
5,900	@, L	ESS Technology, Inc.	31,093
5,900	@, L	Exar Corp.	79,060
4,600	@	Genesis Microchip, Inc.	66,470
7,300	@, L	Integrated Silicon Solutions, Inc.	48,910
7,400	@	IXYS Corp.	84,656
6,300	@	Kopin Corp.	19,341
13,000	@	Lattice Semiconductor Corp.	69,810
15,600	@, L	LTX Corp.	69,264
17,500	@, L	Mattson Technology, Inc.	138,950
23,200	@	Micrel, Inc.	213,904
17,500	@, L	Microsemi Corp.	285,075
12,400	@, L	Mindspeed Technologies, Inc.	27,652
18,200	@, L	MIPS Technologies, Inc.	209,300
5,100	@	MKS Instruments, Inc.	80,988
15,200	@, L	Mykrolis Corp.	217,360
10,400	@, L	Omnivision Technologies, Inc.	157,560
88,400	@	ON Semiconductor Corp.	349,180
19,300	@, L	Photronics, Inc.	349,330
18,900	@, L	Pixelworks, Inc.	154,035
5,000	@, L	Power Integrations, Inc.	104,450
12,200	@	Semitool, Inc.	124,440
7,000	@	Sigmatel, Inc.	262,010
20,200	@	Silicon Image, Inc.	203,212
2,400	@	Siliconix, Inc.	84,672
34,200	@, L	Skyworks Solutions, Inc.	217,170
3,400	@	Supertex, Inc.	62,254
29,000	@	Transmeta Corp.	26,970
2,700	@	Ultratech, Inc.	39,420
6,400	@, L	Varian Semiconductor Equipment Associates, Inc.	243,264
58,200	@, L	Vitesse Semiconductor Corp.	155,976
7,300	@, L	Zoran Corp.	75,555

			6,210,401

		Software: 3.5%
6,400	@	Ansys, Inc.	218,944
9,000	@	Ascential Software Corp.	166,770
14,400	@	Aspen Technology, Inc.	81,792
17,500	@, L	Borland Software Corp.	142,100
6,100	@, L	Cerner Corp.	320,311
26,900	L	Computer Programs & Systems, Inc.	755,352
10,200	@	CSG Systems Intl., Inc.	166,158
11,900	@	Dendrite Intl., Inc.	167,076
8,700	@	Epicor Software Corp.	113,970

ING JPMorgan Small Cap Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Software: 3.5% (continued)
7,400	@	EPIQ Systems, Inc.	$96,052
4,100	@	Filenet Corp.	93,398
15,200	@	Hyperion Solutions Corp.	670,472
11,900	@, L	Informatica Corp.	98,413
30,700		Inter-Tel, Inc.	752,150
1,700	@	Intervideo, Inc.	18,700
8,800	@	JDA Software Group, Inc.	123,552
13,600	@, L	Mantech Intl. Corp.	313,752
6,500	@	Manugistics Group, Inc.	10,920
6,400	@, L	MAPICS Inc	81,472
2,600	@, L	MicroStrategy, Inc.	141,102
12,500	@	MRO Software, Inc.	175,375
3,100	@, L	PalmSource, Inc.	28,024
76,000	@	Parametric Technology Corp.	424,840
5,400	@	Pegasystems, Inc.	29,052
22,300	@, L	Per-Se Technologies, Inc.	342,305
25,200	@	Progress Software Corp.	660,744
1,400	@	Quality Systems, Inc.	59,276
6,500	@	Quest Software, Inc.	89,960
10,000	@	Retek, Inc.	112,200
51,300	@	Safeguard Scientifics, Inc.	72,846
1,200	@	SPSS, Inc.	20,868
2,600		SS&C Technologies, Inc.	59,280
10,800	@, L	Take-Two Interactive Software, Inc.	422,280
3,500	@	TradeStation Group, Inc.	21,140
12,600	@	Transaction Systems Architects, Inc.	291,690
23,200	@	Wind River Systems, Inc.	349,856

			7,692,192

		Telecommunications: 3.6%
36,300	@, L	Adaptec, Inc.	173,877
16,400	@, L	Aeroflex, Inc.	153,012
33,500	@, L	Alamosa Holdings, Inc.	390,945
23,400	@	Anixter Intl., Inc.	845,910
29,300	@	Arris Group Inc	202,463
23,300	@	Aspect Communications Corp.	242,553
4,100	@	Audiovox Corp.	52,234
8,800		Black Box Corp.	329,208
9,600	@, L	Boston Communications Group, Inc.	68,352
10,810	@, L	Broadwing Corp.	44,753
17,500	@	C-COR.net Corp.	106,400
21,900	@	Centennial Communications Corp.	237,615
130,500	@	Cincinnati Bell, Inc.	554,625
2,700	@, L	Comtech Telecommunications	140,670
17,600		CT Communications, Inc.	185,328
6,100	@	Ditech Communications Corp.	76,067
83,100	@	Dobson Communications Corp.	167,862
20,100	@	Extreme Networks	118,389
8,400	@, L	Finisar Corp.	10,500
11,900	@, L	Harmonic, Inc.	113,764
7,100	@	Hypercom Corp.	33,583
3,000	@	Interdigital Communications Corp.	45,960
8,100	@	Intrado, Inc.	99,630
65,600	@, L	ITC Deltacom Inc.	51,824
29,300	@, L	Mastec, Inc.	240,553
33,200	@, L	MRV Communications, Inc.	107,236

ING JPMorgan Small Cap Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 3.6% (continued)
9,400	@, L	Netgear, Inc.	$141,846
126,700	@	Premiere Global Services, Inc.	1,434,244
33,400	@, L	Primus Telecommunications GP	52,438
6,400	@, L	Remec, Inc.	33,792
49,600	@, L	RF Micro Devices, Inc.	258,912
11,900	@	Safenet, Inc.	348,789
32,300	@, L	Symmetricom, Inc.	358,207
8,600	@, L	Talk America Holdings, Inc	55,470
14,100	@, L	Tekelec	224,754
12,600	@	Terayon Corp.	38,808
21,800	@	Time Warner Telecom, Inc.	86,546
20,100	@	Westell Technologies, Inc.	110,751

			7,937,870

		Textiles: 0.6%
33,600		Angelica Corp.	940,800
10,000		Unifirst Corp.	399,000

			1,339,800

		Toys/Games/Hobbies: 0.5%
31,000	@, L	Jakks Pacific, Inc.	665,570
15,500	@, L	RC2 Corp.	527,000

			1,192,570

		Transportation: 1.9%
7,100		Arkansas Best Corp.	268,238
21,700	@	Genesee & Wyoming, Inc.	562,247
8,500	@	Offshore Logistics, Inc.	283,220
4,200	@	Old Dominion Freight Line	130,830
9,000		Overnite Corp.	287,910
14,500		Overseas Shipholding Group, Inc.	912,195
22,300	@	RailAmerica, Inc.	278,304
27,900	@	SCS Transportation, Inc.	518,661
9,000	@, L	Swift Transportation Co., Inc.	199,260
15,400	@	US Xpress Enterprises, Inc.	251,790
22,100		Werner Enterprises, Inc.	429,403

			4,122,058

		Trucking and Leasing: 0.6%
4,500	@	Amerco, Inc.	208,350
22,500	L	GATX Corp.	746,775
8,700		Greenbrier Cos, Inc.	305,283
4,400		Interpool, Inc.	97,240

			1,357,648

		Total Common Stock
		(Cost $207,833,649)	217,888,269

ING JPMorgan Small Cap Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

U.S. TREASURY OBLIGATIONS: 0.2%
		U.S. Treasury Notes: 0.2%
$520,000		1.875%, due 11/30/05		$515,532

		Total U.S. Treasury Obligations
		(Cost $517,366)		515,532

		Total Long-Term Investments
		(Cost $208,351,015)		218,403,801

SHORT-TERM INVESTMENTS: 18.0%
		Securities Lending CollateralCC: 18.0%
39,908,196		The Bank of New York Institutional Cash Reserves Fund		39,908,196

		Total Securities Lending Collateral
		(Cost $39,908,196)		39,908,196

		Total Short-Term Investments
		(Cost $39,908,196)		39,908,196

		Total Investments in Securities
		(Cost $248,259,211)*	116.1%	$258,311,997
		Other Assets and Liabilities—Net	(16.1)	(35,781,571)

		Net Assets	100.0%	$222,530,426

	@	Non-income producing security
	@@	Foreign issuer
	cc	Securities purchased with cash collateral for securities loaned.
	S	Segregated securities for futures, when-issued or delayed delivery securities held at March 13, 2005.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2005.
	*	Cost for federal income tax purposes is $248,466,564. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$21,036,748
		Gross Unrealized Depreciation		(11,191,315)

		Net Unrealized Appreciation		$9,845,433

Information concerning open futures contracts for the ING JPMorgan Small Cap Equity Portfolio at March 31, 2005 is shown below:

Long Contract	No. of	Notional Market	Expiration
Description	Contracts	Value	Date	Unrealized Loss

Russell 2000	15	$4,633,500	06/16/05	$(81,545)

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 93.2%
		ARGENTINA: 0.0%
24,780	@, L	Grupo Financiero Galicia SA ADR	$186,841

			186,841

		AUSTRALIA: 4.7%
212,098		Alumina Ltd.	968,887
76,246		Amcor Ltd.	422,198
336,615		AMP Ltd.	1,842,674
667,361		BHP Billiton Ltd.	9,319,648
64,291		Brambles Industries Ltd.	395,172
180,427		John Fairfax Holdings Ltd.	583,135
430,426		Macquarie Airports	1,088,716
206,898		Macquarie Infrastructure Group	576,503
222,288		Newcrest Mining Ltd.	2,996,151
144,676		Patrick Corp. Ltd.	658,142
133,255		Rio Tinto Ltd.	4,649,724
93,519		Southcorp Ltd.	305,782

			23,806,732

		AUSTRIA: 2.6%
49,729		Bank Austria Creditanstalt AG	4,912,794
42,663		Erste Bank der Oesterreichischen Sparkassen AG	2,237,408
12,376		Flughafen Wien AG	833,527
9,168		OMV AG	2,921,459
70,924		Telekom Austria AG	1,392,674
28,823		Wienerberger AG	1,315,358

			13,613,220

		BELGIUM: 1.6%
10,617		Almancora Comm. Va	967,042
15,366	@	Belgacom SA	636,699
47,696		Fortis	1,363,470
63,067		KBC Bancassurance Holding	5,331,229

			8,298,440

		BRAZIL: 0.6%
397,010	@	Caemi Mineracao e Metalurgica SA	368,860
77,480		Cia Vale do Rio Doce ADR	2,449,143
11,850	L	Petroleo Brasileiro SA ADR	455,870

			3,273,873

		CANADA: 2.0%
136,107	@	Bema Gold Corp.	364,497
53,225		Canadian Natural Resources Ltd.	3,007,366
2,680	@	Centerra Gold, Inc.	42,642
101,674	@	Eldorado Gold Corp.	289,933
29,703		EnCana Corp.	2,097,390
17,388	@	Ivanhoe Mines Ltd.	130,785
2,862	@	OPTI Canada, Inc.	61,978
14,145		Petro-Canada	821,330
14,161		Talisman Energy, Inc.	484,460
59,917		Teck Cominco Ltd.	2,221,166
61,552	@	Telesystem Intl. Wireless, Inc.	938,834

			10,460,381

		CHINA: 0.3%
816,000		Beijing Capital Intl. Airport Co., Ltd.	305,479
86,700		Shenzhen Chiwan Wharf Holdings Ltd.	218,324
569,496		Weiqiao Textile Co.	809,114
241,154		Wumart Stores, Inc.	401,661

			1,734,578

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		CYPRUS: 0.0%
56,170	@	Bank of Cyprus Public Co., Ltd.	$210,887

			210,887

		CZECH REPUBLIC: 1.5%
61,334		Cesky Telecom AS	1,155,279
48,698		CEZ	861,128
40,518		Komercni Banka AS	5,788,364

			7,804,771

		DENMARK: 1.0%
5,475		Bryggerigruppen	465,623
5,250		Chr Hansen Holding A/S	771,525
73,702		Danske Bank A/S	2,143,593
5,820		Kobenhavns Lufthavne	1,390,456
18,000	@	Vestas Wind Systems A/S	260,482

			5,031,679

		FINLAND: 0.9%
30,112		Fortum Oyj	587,888
9,150		KCI Konecranes Oyj	379,185
165,674		Nokia Oyj	2,562,134
14,300		Stockmann Oyj Abp	480,739
26,700		UPM-Kymmene Oyj	593,878

			4,603,824

		FRANCE: 9.0%
4,514	@	Accor SA	221,576
1,827		Air Liquide	336,892
161,983	@	Alcatel SA	1,961,672
206,506	@	Alstom	177,470
18,232	@	Altran Technologies SA	203,452
8,290	@	Atos Origin	562,510
15,415		Autoroutes du Sud de la France	783,051
16,588		AXA	443,221
42,639		BNP Paribas	3,031,857
49,047		Bouygues	1,949,283
27,155		Carrefour SA	1,446,042
14,492		Cie de Saint-Gobain	885,747
22,503		France Telecom SA	674,508
3,549		Gecina SA	408,938
16,620		Generale de Sante	330,386
2,101		Groupe Steria SCA	81,374
84,379		Havas SA	493,635
15,096	@	JC Decaux SA	412,698
5,988		Lafarge SA	581,867
53,777		LVMH Moet Hennessy Louis Vuitton SA	4,034,331
6,754		Pernod-Ricard	945,438
5,857		Pinault-Printemps-Redoute	628,012
11,239		Publicis Groupe	345,986
9,341		Renault SA	836,581
77,332		Sanofi-Aventis	6,548,670
2,692	@	Societe Des Autoroutes Paris-Rhin-Rhone	150,792
45,365		Societe Television Francaise 1	1,438,926
43,168		Suez SA	1,165,564
24,908		Thales SA	1,041,431
40,663		Total SA	9,543,988
2,455		Unibail	291,243
36,112		Veolia Environnement	1,283,454

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		FRANCE: 9.0% (continued)
12,508		Vinci SA	$1,807,845
23,940	@	Vivendi Universal SA	734,835

			45,783,275

		GERMANY: 7.2%
8,393		Adidas-Salomon AG	1,336,354
18,969		Allianz AG	2,413,647
21,679		BASF AG	1,537,335
43,104	@	Bayerische Hypo-und Vereinsbank AG	1,055,011
9,857		Bilfinger Berger AG	490,371
46,325	@	Commerzbank AG	1,007,123
26,889		Deutsche Bank AG	2,324,739
12,594		Deutsche Post AG	307,384
95,839	@	Deutsche Telekom AG	1,918,213
61,523		E.ON AG	5,302,139
75,878		Fraport AG Frankfurt Airport Services Worldwide	3,119,613
3,608	@	Freenet.de AG	96,232
4,118		Fresenius Medical Care AG	335,006
8,412		Henkel KGaA	716,075
22,347	@	Hypo Real Estate Holding AG	923,829
19,592		IVG Immobilien AG	333,906
44,639	L	KarstadtQuelle AG	449,617
3,577		Linde AG	246,225
38,817		MAN AG	1,735,675
38,395		Metro AG	2,068,396
19,524		Muenchener Rueckversicherungs AG	2,350,610
11,642	@	Premiere AG	483,420
1,924		Puma AG Rudolf Dassler Sport	481,080
37,954		RWE AG	2,301,768
28,499		Siemens AG	2,256,049
19,086		Volkswagen AG	911,155

			36,500,972

		GREECE: 0.2%
39,802		Hellenic Telecommunications Organization SA	703,601
7,904		National Bank of Greece SA	267,938

			971,539

		HONG KONG: 0.2%
216,000		China Merchants Holdings Intl. Co., Ltd.	422,934
363,000		Clear Media Ltd.	318,815
558,000		Texwinca Holdings Ltd.	468,476

			1,210,225

		HUNGARY: 2.1%
11,260		Egis Rt.	1,006,559
3,148		Gedeon Richter Rt.	432,459
466,341		Matav Magyar Tavkozlesi Rt.	2,192,555
4,808		Mol Magyar Olaj- es Gazipari Rt.	387,415
207,195		OTP Bank Rt.	7,093,360

			11,112,348

		INDONESIA: 0.3%
2,292,797		Bank Mandiri Persero Tbk PT	413,605
2,083,000		Indofood Sukses Makmur Tbk PT	254,976
219,310		Semen Gresik Persero Tbk PT	383,260
1,513,618		Telekomunikasi Indonesia Tbk PT	717,442

			1,769,283

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		IRELAND: 0.3%
51,377	@	Celtic Resources Holdings PLC	$407,861
8,777		Depfa Bank PLC	138,935
561,012	@	Dragon Oil PLC	943,550

			1,490,346

		ITALY: 4.8%
51,291		Assicurazioni Generali S.p.A.	1,660,681
9,136		Autostrada Torino-Milano S.p.A.	203,464
17,022	@	Banca Antonveneta S.p.A.	553,519
513,114		Banca Intesa S.p.A.	2,613,801
461,187		Banca Intesa S.p.A.	2,124,460
269,891	@	Banca Nazionale del Lavoro S.p.A.	870,448
109,918		Banca Popolare di Milano SCRL	1,054,105
49,089		Banche Popolari Unite SCRL	1,032,909
329,919		Beni Stabili S.p.A.	317,646
26,151		Buzzi Unicem S.p.A.	406,099
99,691		Capitalia S.p.A.	520,897
312,991		Cassa di Risparmio di Firenze S.p.A.	809,545
139,183		Credito Emiliano S.p.A.	1,586,484
187,856		Enel S.p.A.	1,802,618
72,492		ENI S.p.A.	1,888,842
70,030		Mediaset S.p.A.	1,009,627
82,656		Mediobanca S.p.A.	1,438,343
76,765		Saipem S.p.A.	975,650
99,533		Sanpaolo IMI S.p.A.	1,563,466
15,808	@	Societa Iniziative Autostradali e Servizi S.p.A.	231,258
160,902		Telecom Italia S.p.A.	609,488
170,602		UniCredito Italiano S.p.A.	1,005,354

			24,278,704

		JAPAN: 12.8%
2,190		Acom Co., Ltd.	147,892
14,225		Aeon Credit Service Co., Ltd.	960,913
700	W	Aiful Corp.	54,974
1,400		Aiful Corp.	112,034
15,500		Aisin Seiki Co., Ltd.	352,634
41,000		Asahi Glass Co., Ltd.	431,875
27,000		Bank of Fukuoka Ltd.	169,531
101,000		Bank of Yokohama Ltd.	616,432
26,000		Bridgestone Corp.	477,853
57,980		Canon, Inc.	3,105,797
29,900		Casio Computer Co., Ltd.	394,177
25,000		Chiba Bank Ltd.	161,565
54,788		Credit Saison Co., Ltd.	1,968,801
27,000		Dai Nippon Printing Co., Ltd.	440,257
16,000		Daihatsu Motor Co., Ltd.	124,108
53,820		Denso Corp.	1,339,298
182		East Japan Railway Co.	979,232
6,900		Exedy Corp.	115,886
30,700		Fuji Photo Film Co., Ltd.	1,121,701
302		Fuji Television Network, Inc.	713,799
23,100		Hitachi Capital Corp.	444,065
68,276		Hitachi Ltd.	423,888
66,357		Honda Motor Co., Ltd.	3,320,900
10,200		Ibiden Co., Ltd.	197,457
6,600		Ito En Ltd.	321,218
12,372		Ito-Yokado Co., Ltd.	493,309

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		JAPAN: 12.8% (continued)
318		Japan Tobacco, Inc.	$3,534,364
35,000		Joyo Bank Ltd.	188,483
80,664		Kao Corp.	1,856,009
84,920		Koito Manufacturing Co., Ltd.	846,984
3,200		Kyocera Corp.	228,240
278,280		Matsushita Electric Industrial Co., Ltd.	4,094,982
587		Mitsubishi Tokyo Financial Group, Inc.	5,069,342
505		Mizuho Financial Group, Inc.	2,384,941
4,800		Nidec Corp.	597,675
62,531		Nikko Cordial Corp.	312,359
81		Nippon Telegraph & Telephone Corp.	354,424
117,073		Nissan Motor Co., Ltd.	1,199,315
12,600		Nissin Food Products Co., Ltd.	330,270
20,400		Nitto Denko Corp.	1,068,858
129,500		Nomura Holdings, Inc.	1,798,285
516		NTT DoCoMo, Inc.	864,317
1,300		ORIX Corp.	166,053
22,000		Ricoh Co., Ltd.	377,581
43,183		Sanyo Electric Co., Ltd.	134,304
9,500		Secom Co., Ltd.	395,015
183,074	@	Seiyu Ltd.	349,646
26,034		Sharp Corp.	393,672
26,500		Shin-Etsu Chemical Co., Ltd.	1,002,881
131,897		Shiseido Co., Ltd.	1,742,508
3,027		SMC Corp.	342,091
46,268		Sony Corp.	1,848,549
56,000	@	Sumitomo Heavy Industries Ltd.	220,246
307		Sumitomo Mitsui Financial Group, Inc.	2,077,248
93,000		Sumitomo Trust & Banking Co., Ltd.	605,951
20,000		Takeda Pharmaceutical Co., Ltd.	953,292
9,380		Takefuji Corp.	632,306
5,500		TDK Corp.	376,160
16,800		Terumo Corp.	506,100
94,800		Tokyo Broadcasting System, Inc.	1,851,565
43,000		Toppan Printing Co., Ltd.	471,056
158,400		Toyota Motor Corp.	5,886,264
15,261		Uni-Charm Corp.	685,317
28,200		Yamaha Motor Co., Ltd.	482,777
18,754		Yamanouchi Pharmaceutical Co., Ltd.	634,482

			65,853,508

		LUXEMBOURG: 0.2%
17,772	@, L	Millicom Intl. Cellular SA	360,238
10,986	@	SBS Broadcasting SA	490,635

			850,873

		MALAYSIA: 0.0%
24,200		Kuala Lumpur Kepong Bhd	41,987

			41,987

		MEXICO: 0.7%
7,900		America Movil SA de CV ADR	407,640
32,600	@	Consorcio ARA SA de CV	107,962
147,427		Fomento Economico Mexicano SA de CV	789,776
9,300		Grupo Aeroportuario del Sureste SA de CV ADR	260,865
273,990		Grupo Financiero Banorte SA de CV	1,781,431
142,832		Grupo Financiero Inbursa SA	279,750
36,508	@	Urbi Desarrollos Urbanos SA de C.V	182,842

			3,810,266

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		NETHERLANDS: 1.9%
80,165		ABN AMRO Holding NV	$1,993,356
103,896	@	Aegon NV	1,404,179
2,400	@, #	Efes Breweries Intl. NV GDR	72,960
36,658		Heineken NV	1,274,197
39,498		Koninklijke Philips Electronics NV	1,090,535
19,494		Royal Dutch Petroleum Co.	1,171,327
9,966	@	Royal Numico NV	408,906
14,745		TPG NV	420,032
32,281		Unilever NV	2,203,735

			10,039,227

		NEW ZEALAND: 0.1%
109,249		Auckland Intl. Airport Ltd.	630,819

			630,819

		NORWAY: 2.0%
121,000		Acta Holding ASA	214,043
39,513		DNB NOR ASA	405,286
50,315		Norsk Hydro ASA	4,168,397
17,950	@	Orkla ASA	660,229
15,239		Smedvig ASA	286,778
227,795	@	Statoil ASA	3,895,467
37,207		Telenor ASA	336,085
3,800	@	TGS Nopec Geophysical Co. ASA	111,606
73,600	@	Tomra Systems ASA	330,253

			10,408,144

		PHILIPPINES: 0.1%
742,000		Ayala Corp.	102,671
96,000		Bank of the Philippine Islands	88,996
4,653		Globe Telecom, Inc.	74,501
16,600		Philippine Long Distance Telephone ADR	418,486

			684,654

		POLAND: 4.3%
40,547	@	Agora SA	762,072
7,752		Bank BPH	1,238,021
103,981		Bank Millennium SA	111,708
111,193	@	Bank Pekao SA	4,927,069
57,486	@	Bank Zachodni WBK SA	1,828,929
41,131	@	Budimex SA	628,661
33,704	@	CCC SA	135,181
15,074	@	Cersanit Krasnystaw SA	526,675
11,976		Grupa Kety SA	450,725
14,368	@	Inter Cars SA	158,730
5,670	@	Inter Groclin Auto SA	185,973
20,025		Orbis SA	154,666
11,813		Polska Grupa Farmaceutyczna SA	207,873
24,839	@	Polski Koncern Naftowy Orlen	359,730
771,009	@	Powszechna Kasa Oszczednosci Bank Polski SA	6,822,870
27,789		Sniezka SA	243,553
2,682	@	Stomil Sanok	97,196
370,456		Telekomunikacja Polska SA	2,505,776
195,870		ZM Duda SA	782,482

			22,127,890

		PORTUGAL: 0.5%
399,508		Banco Comercial Portugues SA	1,090,297
37,431		Brisa-Auto Estradas de Portugal SA	316,679
188,199		Energias de Portugal SA	526,285

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		PORTUGAL: 0.5% (continued)
9,909	@	Jeronimo Martins	$151,319
55,609	@	Media Capital SGPS	384,200
20,848		Portugal Telecom SGPS SA	245,462

			2,714,242

		ROMANIA: 1.1%
1,709,700	@	Impact	404,586
2,870,500	@	Rolast AG	121,212
1,304,000		Romanian Bank for Development SA	2,219,888
23,148,482		SNP Petrom SA	2,880,342
1,544,000	@	Socep Constanta	202,141

			5,828,169

		RUSSIA: 4.1%
54,500	@, #	AFK Sistema GDR	885,624
42,500		LUKOIL ADR	5,753,306
48,900	L	MMC Norilsk Nickel ADR	2,860,650
12,547		Moscow City Telephone ADR	183,186
2,606		North-West Telecom ADR	78,245
159	@	NovaTek OAO	206,700
57,579	L	OAO Gazprom ADR	1,941,500
25,270	@	RBC Information Systems	91,983
10,838		Sberbank RF	6,426,934
6,816	@	Sibirtelecom OAO ADR	311,900
189,753	@	Tyumen Oil Co.	810,245
105,214		Uralsvyazinform ADR	755,437
90,615		VolgaTelecom ADR	643,367
18,703	@	Wimm-Bill-Dann Foods OJSC ADR	361,529

			21,310,606

		SOUTH AFRICA: 0.3%
138,929		Nedcor Ltd.	1,678,506

			1,678,506

		SOUTH KOREA: 1.0%
10,341		Samsung Electronics Co., Ltd.	5,097,033

			5,097,033

		SPAIN: 1.1%
13,809		ACS Actividades Cons y Serv	342,704
12,641		Altadis SA	518,171
51,646	@	Cintra Concesiones de Infraestructuras de Transporte SA	557,638
33,232	@	Fadesa Inmobiliaria SA	730,043
4,868		Gas Natural SDG SA	140,354
21,455		Grupo Empresarial Ence SA	650,447
23,403		Grupo Ferrovial SA	1,328,764
15,689		Inditex SA	470,237
52,092		Promotora de Informaciones SA	1,055,101

			5,793,459

		SWEDEN: 4.3%
19,409		Autoliv, Inc.	929,173
32,800	@	Capio AB	498,557
11,749	@	Elekta AB	425,032
57,100		ForeningsSparbanken AB	1,353,974
35,319		Getinge AB	529,451
4,700		Lindex AB	223,844
34,750	@	Modern Times Group AB	1,057,615
10,518	@	Nobia AB	199,408
517,500		Nordea Bank AB	5,249,738
220,521		Skandia Forsakrings AB	1,125,327

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		SWEDEN: 4.3% (continued)
207,000		Skandinaviska Enskilda Banken AB	$3,941,588
271,266		Skanska AB	3,292,603
9,300		Svenska Cellulosa AB	352,504
103,547		Svenska Handelsbanken	2,456,477
110,802	@	Telefonaktiebolaget LM Ericsson	313,811
24,500		TeliaSonera AB	146,686
8,500		Volvo AB	378,409

			22,474,197

		SWITZERLAND: 4.6%
6,028		Adecco SA	332,397
55,282	@	Credit Suisse Group	2,373,099
52,795		Holcim Ltd.	3,259,614
17,735		Nestle SA	4,876,863
89,447		Novartis AG	4,190,276
39,773		Roche Holding AG	4,279,617
344		SGS SA	248,964
19,816		Swatch Group AG	2,737,755
11,380		UBS AG	964,774
898	@	Unique Zurich Airport	120,549
12,468	W	Xstrata PLC	237,951

			23,621,859

		TURKEY: 3.3%
617,390		Akbank TAS	2,988,862
9,274	@	Alarko Gayrimenkul Yatirim Ortakligi AS	188,373
50,020		Aygaz AS	116,307
80,488		Cimsa Cimento Sanayi VE Tica	312,525
939,205	@	Dogan Sirketler Grubu Holdings	2,444,026
37,326	@	Dogus Otomotiv Servis ve Ticaret AS	105,173
800,045		Haci Omer Sabanci Holding AS	2,768,688
82,817		Hurriyet Gazetecilik AS	179,862
25,381	@	Is Finansal Kiralama AS	101,759
457,013	@	KOC Holding AS	1,979,711
41,468		Migros Turk TAS	287,709
4,719		Trakya Cam Sanayi AS	15,713
6,682		Turk Sise ve Cam Fabrikalari AS	16,679
28,129	@	Turkcell Iletisim Hizmet AS	190,300
738,448	@	Turkiye Garanti Bankasi AS	2,792,513
414,488		Turkiye Is Bankasi	2,390,071
57,642	@	Yapi ve Kredi Bankasi	229,591

			17,107,862

		UKRAINE: 0.0%
2,095	@, I, XX	Centrenergo ADR	16,928
16,020		UkrTelecom ADR	116,594
233		Ukrnafta Oil Co. ADR	35,430

			168,952

		UNITED KINGDOM: 11.2%
50,215		Allied Domecq PLC	506,214
77,399		Anglo American PLC	1,835,066
90,691		Associated British Ports Holdings PLC	823,701
54,475		BAA PLC	600,420
168,420		Barclays PLC	1,723,704
196,205		BG Group PLC	1,525,332
964,140		BP PLC	10,011,855
20,846		British Land Co. PLC	316,684
56,769		British Sky Broadcasting PLC	622,550

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		UNITED KINGDOM: 11.2% (continued)
35,559		Burberry Group PLC	$274,622
130,329		Cadbury Schweppes PLC	1,307,401
132,978		Compass Group PLC	606,663
217,049		Diageo PLC	3,062,193
6,866		Forth Ports PLC	178,664
185,474		GlaxoSmithKline PLC	4,254,381
94,797		Highland Gold Mining Ltd.	361,839
153,121		Hilton Group PLC	870,778
35,669		Imperial Tobacco Group PLC	936,020
35,296		National Grid Transco PLC	327,226
38,285		Pearson PLC	466,681
232,785		Peninsular and Oriental Steam Navigation Co.	1,273,527
60,326	@	Peter Hambro Mining PLC	723,849
147,445		Prudential PLC	1,410,349
38,672		Rank Group PLC	199,945
30,221		Reckitt Benckiser PLC	959,574
86,169		Reed Elsevier PLC	892,570
100,816		Royal Bank of Scotland Group PLC	3,207,186
28,857		Scottish & Southern Energy PLC	480,593
363,510		Shell Transport & Trading Co. PLC	3,270,287
133,405		Smith and Nephew PLC	1,251,519
469,140		Tesco PLC	2,805,698
3,479,387		Vodafone Group PLC	9,239,734
26,074	W	William Hill PLC	271,549
84,453		WPP Group PLC	960,136

			57,558,510

		UNITED STATES: 0.2%
5,800		News Corp.	102,249
52,190	L	News Corp. — Class B	919,066

			1,021,315

		VENEZUELA: 0.1%
26,618	@	Cia Anonima Nacional Telefonos de Venezuela ADR	503,613

			503,613

		Total Common Stock (Cost $443,390,834)	481,467,609

INVESTMENT COMPANIES: 1.1%
		ROMANIA: 0.2%
458,000		SIF 2 Moldova Bacau	153,955
346,500		SIF 3 Transilvania Brasov	150,804
635,000		SIF 4 Muntenia Bucuresti	168,516
403,500		SIF 5 Oltenia Craiova	161,335
422,000		SIF1 Banat Crisana Arad	164,252

			798,862

		United States: 0.9%
29,611	L	Ishares MSCI EAFE Index Fund	4,704,299

			4,704,299

		Total Investment Companies
		(Cost $5,993,780)	5,503,161

PREFERRED STOCK: 0.4%
		GERMANY: 0.4%
4,795		Henkel KGaA	435,494
91,767		ProSieben SAT.1 Media AG	1,706,600
2,606		Rhoen Klinikum AG	161,185

			2,303,279

		Total Preferred Stock (Cost $2,158,559)	2,303,279

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

EQUITY LINKED SECURITIES: 0.4%
		GUERNSEY: 0.2%
207,155	@	Calyon Financial Products Guernsey Ltd.	$981,915

			981,915

		INDIA: 0.1%
61,236	@	Bharti Televentures Ltd., Inc.	290,259

			290,259

		PHILIPPINES: 0.1%
69	@, #	Morgan Stanley—Equity Basket	1,050,678

			1,050,678

		Total Equity Linked Securities
		(Cost $2,288,288)	2,322,852

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

CORPORATE BONDS: 0.9%
		GUERNSEY: 0.1%
$24,024		Calyon Financial Products Guernsey Ltd, 0.000%, due 06/17/08		$359,646

				359,646
		HUNGARY: 0.7%
280,650,000	(1)	Hungary Government Bond, 5.500%, due 02/12/14		1,342,813
225,390,000	(1)	Hungary Government Bond, 6.250%, due 06/12/08		1,151,681
130,140,000	(1)	Hungary Government Bond, 6.750%, due 02/12/13		675,739
99,270,000	(1)	Hungary Government Bond, 7.000%, due 06/24/09		517,665

				3,687,898

		VENEZUELA: 0.1%
748,000		Venezuela Government Intl. Bond, 9.250%, due 09/15/27		744,634

				744,634

		Total Corporate Bonds
		(Cost $4,279,167)		4,792,178

		Total Long-Term Investments
		(Cost $458,110,628)		496,389,079

SHORT-TERM INVESTMENTS: 6.0%
		U.S. Government Agency Obligations: 2.9%
15,000,000		Federal Home Loan Bank, 2.000%, due 04/01/05		14,999,167

		Total U.S. Government Agency Obligations
		(Cost $15,000,000)		14,999,167

		U.S. Treasury Obligations: 1.4%
7,000,000		U.S. Treasury Bill, 0.000%, due 04/28/05		6,985,844

		Total U.S. Treasury Obligations
		(Cost $6,986,350)		6,985,844

		Securities Lending CollateralCC: 1.7%
9,133,418		The Bank of New York Institutional Cash Reserves Fund		9,133,418

		Total Securities Lending Collateral
		(Cost $9,133,418)		9,133,418

		Total Short-Term Investments
		(Cost $31,119,768)		31,118,429

		Total Investments in Securities
		(Cost $489,230,396)*	102.0%	$527,507,508
		Other Assets and Liabilities—Net	(2.0)	(10,488,775)

		Net Assets	100.0%	$517,018,733

	(1)	Principal amount denominated in Hungarian Forints
	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2005.
	XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.
	*	Cost for federal income tax purposes is $490,717,391.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$43,338,543
		Gross Unrealized Depreciation		(6,548,426)

		Net Unrealized Appreciation		$36,790,117

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of March 31, 2005 (Unaudited)(continued)

At March 31, 2005, the following forward currency exchange contracts were outstanding for the ING Julius Baer Foreign Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)

			USD
British Pound Sterling
GBP 1,937,050	Buy	04/27/05	$3,618,410	$3,655,020	$36,610
Japanese Yen
JPY 289,352,500	Buy	12/01/05	2,900,195	2,750,891	(149,304)
Japanese Yen
JPY 1,198,255,000	Buy	07/21/05	11,894,767	11,314,879	(579,888)
Czeck Republic Koruny
CZK 30,699,400	Sell	08/31/05	1,368,066	1,339,009	29,057
Czeck Republic Koruny
CZK 32,705,291	Sell	06/27/05	1,418,700	1,422,388	(3,688)
Polish Zloty
PLN 8,810,560	Sell	06/27/05	2,753,300	2,785,672	(32,372)
Hungarian Forint
HUF 264,908,826	Sell	06/29/05	1,376,400	1,376,658	(258)
New Turkish Lira
TRY 3,912,677	Sell	06/24/05	2,762,800	2,807,286	(44,486)
New Turkish Lira
TRY 4,734,200	Sell	06/30/05	3,281,600	3,389,952	(108,352)

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of March 31, 2005 (Unaudited)(continued)

Industry	Percentage of Net Assets

Advertising	0.5%
Aerospace/Defense	0.2
Agriculture	1.0
Apparel	0.4
Auto Manufacturers	2.4
Auto Parts and Equipment	0.8
Banks	23.6
Beverages	1.5
Building Materials	1.6
Chemicals	0.8
Closed-end Funds	0.2
Commercial Services	1.0
Computers	0.2
Cosmetics/Personal Care	0.8
Distribution/Wholesale	0.1
Diversified Financial Services	2.4
Electric	2.4
Electrical Component and Equipment	1.3
Electronics	0.4
Engineering and Construction	3.5
Entertainment	0.2
Environmental Control	0.1
Equity Fund	0.9
Food	3.6
Food Service	0.1
Forest Products and Paper	0.3
Hand/Machine Tools	0.3
Healthcare — Products	0.5
Healthcare — Services	0.3
Holding Companies — Diversified	2.4
Home Furnishings	1.2
Household Products/Wares	0.4
Insurance	2.4
Investment Companies	0.3
Leisure Time	0.1
Lodging	0.1
Machinery — Diversified	0.4
Media	3.0
Mining	5.9
Miscellaneous Manufacturing	0.7
Office/Business Equipment	0.7
Oil and Gas	11.4
Oil and Gas Services	0.3
Packaging and Containers	0.1
Pharmaceuticals	4.4
Real Estate	0.4
Real Estate Investment Trust	0.1
Retail	1.2
Sovereign	5.1
Telecommunications	6.7
Textiles	0.2
Transportation	0.7
Warrant	0.2
Water	0.5
Other Assets and Liabilities — Net	(0.3)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of March 31, 2005 (Unaudited)(continued)

Illiquid Securities

Pursuant to guidelines adopted by the Portfolio’s Board, the following securities have been deemed to be illiquid. ING Julius Baer Foreign Portfolio currently limits investment in illiquid securities to 15% of the Portfolio’s net assets, at market value, at time of purchase.

		Initial
	Shares	Acquisition			Percentage
Security	Amount	Date	Cost	Value	of Net Assets

Centrenergo ADR	2,095	12/17/03	$4,961	$16,928	—%

ING Legg Mason Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 97.5%
		Advertising: 2.3%
753,600	@@	WPP Group PLC	$8,567,589

			8,567,589

		Commercial Services: 2.9%
289,800		McKesson Corp.	10,939,950

			10,939,950

		Computers: 2.9%
64,700		International Business Machines Corp.	5,912,286
246,700	@	Seagate Technology, Inc.	4,822,985

			10,735,271

		Diversified Financial Services: 10.5%
100,600		Capital One Financial Corp.	7,521,862
242,000		Citigroup, Inc.	10,875,480
245,600		Countrywide Financial Corp.	7,972,176
370,532		J.P. Morgan Chase & Co.	12,820,407

			39,189,925

		Electric: 5.1%
1,148,500	@	AES Corp.	18,812,430

			18,812,430

		Environmental Control: 2.7%
342,700		Waste Management, Inc.	9,886,895

			9,886,895

		Food: 2.6%
315,800		Albertson’s, Inc.	6,521,270
197,400	@	Kroger Co.	3,164,322

			9,685,592

		Healthcare-Services: 11.9%
253,400		Aetna, Inc.	18,992,330
184,700	@	Health Net, Inc.	6,041,537
201,500		UnitedHealth Group, Inc.	19,219,070

			44,252,937

		Insurance: 4.5%
148,400		MGIC Investment Corp.	9,151,828
202,300		St. Paul Travelers Cos., Inc.	7,430,479

			16,582,307

		Internet: 14.6%
529,600	@	Amazon.Com, Inc.	18,149,393
266,500	@	eBay, Inc.	9,929,790
47,455	@	Google, Inc.	8,566,102
757,500	@	IAC/InterActiveCorp	16,869,525
23,100	@	Yahoo!, Inc.	783,090

			54,297,900

		Media: 6.1%
152,700	@	Comcast Corp.	5,158,206
657,200	@	DIRECTV Group, Inc.	9,476,824
447,300	@	Time Warner, Inc.	7,850,115

			22,485,145

		Miscellaneous Manufacturing: 9.3%
379,400		Eastman Kodak Co.	12,349,470
653,000	@@	Tyco Intl. Ltd.	22,071,400

			34,420,870

		Pharmaceuticals: 1.0%
144,200		Pfizer, Inc.	3,788,134

			3,788,134

PORTFOLIO OF INVESTMENTS
ING Legg Mason Value Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares					Value

			Retail: 3.7%
223,600			Home Depot, Inc.		$8,550,464
38,000	@		Sears Holdings Corp.		5,060,460

					13,610,924

			Savings and Loans: 2.6%
241,400			Washington Mutual, Inc.		9,535,300

					9,535,300

			Software: 4.1%
180,700	@		Electronic Arts, Inc.		9,356,646
136,800	@		Intuit, Inc.		5,987,736

					15,344,382

			Telecommunications: 10.7%
147,100	@		Cisco Systems, Inc.		2,631,619
956,800	@		Nextel Communications, Inc.		27,192,256
2,647,800	@		Qwest Communications Intl., Inc.		9,796,860

					39,620,735

			Total Common Stock
			(Cost $333,865,784)		361,756,286

			Total Investments In Securities
			(Cost $333,865,784)*	97.5%	$361,756,286
			Other Assets and Liabilities—Net	2.5	9,267,841

			Net Assets	100.0%	$371,024,127

		@	Non-income producing security
		@@	Foreign issuer
		*	Cost for federal income tax purposes is $334,075,010.
			Net unrealized appreciation consists of:
			Gross Unrealized Appreciation		$44,033,110
			Gross Unrealized Depreciation		(16,351,834)

			Net Unrealized Appreciation		$27,681,276

ING LifeStyle Aggressive Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%
1,437,064		ING Alliance Mid Cap Growth Portfolio, Class S		$22,518,798
3,243,181		ING JPMorgan Fleming International Portfolio, Class S		39,177,625
4,765,753		ING Julius Baer Foreign Portfolio, Class S		57,808,587
3,120,772		ING Legg Mason Value Portfolio, Class S		29,553,711
1,824,689		ING Salomon Brothers Aggressive Growth Portfolio, Class S		68,863,760
3,445,547		ING Salomon Brothers All Cap Portfolio, Class S		42,518,048
587,419		ING Salomon Brothers Investors Value Portfolio, Class S		6,602,588
824,484		ING Van Kampen Comstock Portfolio, Class S		9,992,742
739,657		ING VP Index Plus MidCap Portfolio, Class S		13,262,045
410,234		ING VP Index Plus SmallCap Portfolio, Class S		6,547,328
1,530,367		ING VP Small Company Portfolio, Class S		29,474,874

		Total Investment Companies
		(Cost $316,181,908)		326,320,106

		Total Investments In Securities
		(Cost $316,181,908)*	100.0%	$326,320,106
		Other Assets and Liabilities—Net	0.0	(36,155)

		Net Assets	100.0%	$326,283,951

	*	Cost for federal income tax purposes is $316,380,099.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$10,318,042
		Gross Unrealized Depreciation		(378,035)

		Net Unrealized Appreciation		$9,940,007

ING LifeStyle Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%
3,003,913		ING Alliance Mid Cap Growth Portfolio, Class S		$47,071,317
6,784,418		ING JPMorgan Fleming International Portfolio, Class S		81,955,773
7,752,036		ING Julius Baer Foreign Portfolio, Class S		94,032,197
2,176,279		ING Legg Mason Value Portfolio, Class S		20,609,362
1,795,672		ING Mercury Focus Value Portfolio, Class S		20,596,359
5,797,180		ING PIMCO Core Bond Portfolio, Class S		63,015,344
2,010,624		ING PIMCO High Yield Portfolio, Class S		20,528,472
3,090,092		ING Salomon Brothers Aggressive Growth Portfolio, Class S		116,620,079
4,989,005		ING Salomon Brothers All Cap Portfolio, Class S		61,564,322
1,228,924		ING Salomon Brothers Investors Value Portfolio, Class S		13,813,107
1,725,004		ING Van Kampen Comstock Portfolio, Class S		20,907,049
1,160,760		ING VP Index Plus MidCap Portfolio, Class S		20,812,435
1,287,190		ING VP Index Plus SmallCap Portfolio, Class S		20,543,556
2,142,317		ING VP Intermediate Bond Portfolio, Class S		28,000,087
2,845,174		ING VP Small Company Portfolio, Class S		54,798,056

		Total Investment Companies
		(Cost $669,313,311)		684,867,515

		Total Investments In Securities
		(Cost $669,313,311)*	100.0%	$684,867,515
		Other Assets and Liabilities—Net	0.0	22,900

		Net Assets	100.0%	$684,890,415

	*	Cost for federal income tax purposes is $669,486,545.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$18,243,808
		Gross Unrealized Depreciation		(2,862,838)

		Net Unrealized Appreciation		$15,380,970

ING LifeStyle Moderate Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%
2,329,816		ING Alliance Mid Cap Growth Portfolio, Class S		$36,508,218
4,607,012		ING JPMorgan Fleming International Portfolio, Class S		55,652,699
6,012,626		ING Julius Baer Foreign Portfolio, Class S		72,933,151
1,625,798		ING Mercury Focus Value Portfolio, Class S		18,647,906
10,503,599		ING PIMCO Core Bond Portfolio, Class S		114,174,126
2,427,942		ING PIMCO High Yield Portfolio, Class S		24,789,286
2,304,549		ING Salomon Brothers Aggressive Growth Portfolio, Class S		86,973,667
1,003,873		ING Salomon Brothers All Cap Portfolio, Class S		12,387,797
3,894,829		ING Salomon Brothers Investors Value Portfolio, Class S		43,777,872
2,603,996		ING Van Kampen Comstock Portfolio, Class S		31,560,427
1,051,289		ING VP Index Plus MidCap Portfolio, Class S		18,849,610
1,165,517		ING VP Index Plus SmallCap Portfolio, Class S		18,601,656
5,337,220		ING VP Intermediate Bond Portfolio, Class S		69,757,470
966,041		ING VP Small Company Portfolio, Class S		18,605,944

		Total Investment Companies
		(Cost $614,145,754)		623,219,829

		Total Investments In Securities
		(Cost $614,145,754)*	100.0%	$623,219,829
		Other Assets and Liabilities—Net	0.0	51,651

		Net Assets	100.0%	$623,271,480

	*	Cost for federal income tax purposes is $614,342,503.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$12,989,887
		Gross Unrealized Depreciation		(4,112,561)

		Net Unrealized Appreciation		$8,877,326

ING LifeStyle Moderate Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)

Shares				Value

INVESTMENT COMPANIES: 100.0%
508,559		ING Alliance Mid Cap Growth Portfolio, Class S		$7,969,116
1,341,088		ING JPMorgan Fleming International Portfolio, Class S		16,200,349
2,187,985		ING Julius Baer Foreign Portfolio, Class S		26,540,256
25,032,244		ING Liquid Assets Portfolio, Class S		25,032,244
709,906		ING Mercury Focus Value Portfolio, Class S		8,142,624
4,584,589		ING PIMCO Core Bond Portfolio, Class S		49,834,481
1,060,024		ING PIMCO High Yield Portfolio, Class S		10,822,841
718,730		ING Salomon Brothers Aggressive Growth Portfolio, Class S		27,124,858
438,270		ING Salomon Brothers All Cap Portfolio, Class S		5,408,251
1,943,741		ING Salomon Brothers Investors Value Portfolio, Class S		21,847,650
682,200		ING Van Kampen Comstock Portfolio, Class S		8,268,261
459,070		ING VP Index Plus MidCap Portfolio, Class S		8,231,126
678,527		ING VP Index Plus SmallCap Portfolio, Class S		10,829,294
3,600,307		ING VP Intermediate Bond Portfolio, Class S		47,056,014

		Total Investment Companies
		(Cost $270,122,256)		273,307,365

		Total Investments In Securities
		(Cost $270,122,256)*	100.0%	$273,307,365
		Other Assets and Liabilities—Net	0.0	66,760

		Net Assets	100.0%	$273,374,125

	*	Cost for federal income tax purposes is $270,134,332.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$5,546,123
		Gross Unrealized Depreciation		(2,373,090)

		Net Unrealized Appreciation		$3,173,033

ING Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 40.5%
		Auto Manufacturers: 1.1%
$3,934,000		DaimlerChrysler NA Holding Corp., 6.400%, due 05/15/06	$4,018,668

			4,018,668

		Banks: 6.0%
1,103,000	@@, #	Banco Santander Chile/Pre-merger with Banco Santiago SA, 3.310%, due 12/09/09	1,107,001
5,000,000	L	Bank of America Corp., 5.250%, due 02/01/07	5,096,840
640,000	@@, C	Bank of Ireland, 3.260%, due 12/29/49	564,775
1,350,000	@@, C	HSBC Bank PLC, 2.839%, due 06/29/49	1,190,615
1,390,000	@@, C	Lloyds TSB Bank PLC, 3.230%, due 08/29/49	1,213,049
410,000	#	M&T Bank Corp., 3.850%, due 04/01/13	399,928
1,470,000	@@, C	National Westminster Bank PLC, 3.063%, due 11/29/49	1,262,995
804,000		PNC Funding Corp., 4.500%, due 03/10/10	796,449
440,000	@@, C	Societe Generale, 2.719%, due 11/29/49	384,965
740,000	@@, C	Standard Chartered PLC, 2.813%, due 11/29/49	614,244
1,950,000	@@, C	Standard Chartered PLC, 2.838%, due 12/29/49	1,618,500
2,000,000		Union Planters Bank NA, 5.125%, due 06/15/07	2,033,332
3,000,000		Wachovia Corp., 7.550%, due 08/18/05	3,047,022
2,000,000		Wells Fargo & Co., 5.250%, due 12/01/07	2,047,792
260,000	@@, C	Westpac Banking Corp., 3.530%, due 09/30/49	223,972

			21,601,479

		Beverages: 0.5%
2,000,000		PepsiAmericas, Inc., 3.875%, due 09/12/07	1,976,710

			1,976,710

		Chemicals: 1.0%
2,000,000		Chevron Phillips Chemical Co. LLC, 5.375%, due 06/15/07	2,038,460
1,596,000	@@, #	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	1,664,475

			3,702,935

		Diversified Financial Services: 9.2%
3,000,000	#, L	AIG SunAmerica Global Financing XII, 5.300%, due 05/30/07	3,065,679
2,000,000	L	Boeing Capital Corp., 5.750%, due 02/15/07	2,054,696
2,600,000		Capital One Bank, 6.875%, due 02/01/06	2,662,397
2,000,000		Caterpillar Financial Services Corp., 5.950%, due 05/01/06	2,042,224
1,000,000	L	Citigroup Global Markets Holdings, Inc., 6.500%, due 02/15/08	1,059,195
4,000,000		Citigroup, Inc., 5.000%, due 03/06/07	4,058,708
1,000,000		General Electric Capital Corp., 3.500%, due 08/15/07	982,625
3,000,000		General Electric Capital Corp., 5.350%, due 03/30/06	3,040,779
6,000,000		Goldman Sachs Group, Inc., 7.625%, due 08/17/05	6,095,353
4,000,000		JP Morgan Chase & Co., 5.250%, due 05/30/07	4,080,876
4,000,000		Morgan Stanley, 5.800%, due 04/01/07	4,114,256

			33,256,788

		Electric: 3.9%
3,000,000		Boston Edison Co., 2.570%, due 10/15/05	3,007,084
2,000,000		Constellation Energy Group, Inc., 6.350%, due 04/01/07	2,074,718
2,000,000		Dominion Resources, Inc., 7.625%, due 07/15/05	2,024,386
1,287,000		NiSource Inc, 3.628%, due 11/01/06	1,274,701
893,990	#	Power Contract Financing LLC, 5.200%, due 02/01/06	901,314
2,000,000		PPL Electric Utilities Corp., 5.875%, due 08/15/07	2,065,438
2,498,000		Tampa Electric Co., 5.375%, due 08/15/07	2,555,851

			13,903,492

		Food: 2.0%
2,000,000		General Mills, Inc., 5.125%, due 02/15/07	2,034,620
2,000,000	L	Kellogg Co., 6.000%, due 04/01/06	2,036,174
3,000,000		Kraft Foods, Inc., 5.250%, due 06/01/07	3,055,713

			7,126,507

ING Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Healthcare—Services: 0.7%
2,300,000		Wellpoint Health Networks, 6.375%, due 06/15/06	$2,359,142

			2,359,142

		Home Builders: 0.3%
920,000	L	Centex Corp., 4.750%, due 01/15/08	920,489

			920,489

		Insurance: 1.4%
2,000,000		Allstate Corp., 5.375%, due 12/01/06	2,035,940
2,000,000	#, L	Allstate Financial Global Funding, 7.125%, due 09/26/05	2,033,406
834,000		Prudential Financial, Inc., 4.104%, due 11/15/06	837,067

			4,906,413

		Investment Companies: 1.1%
4,000,000		Credit Suisse First Boston, 5.750%, due 04/15/07	4,117,808

			4,117,808

		Lodging: 0.8%
3,000,000		Marriott Intl., Inc., 8.125%, due 04/01/05	3,000,391

			3,000,391

		Media: 2.6%
1,000,000		AOL Time Warner, Inc., 6.150%, due 05/01/07	1,032,698
531,000		Clear Channel Communications, Inc., 3.125%, due 02/01/07	515,383
2,631,000		TCI Communications, Inc., 6.875%, due 02/15/06	2,711,345
3,000,000		Time Warner, Inc., 6.125%, due 04/15/06	3,062,064
2,000,000		Viacom, Inc., 5.625%, due 05/01/07	2,048,008

			9,369,498

		Multi-National: 0.3%
1,038,000	@@	Corp. Andina de Fomento CAF, 7.250%, due 03/01/07	1,089,257

			1,089,257

		Oil and Gas: 1.1%
2,000,000		Ocean Energy, Inc., 4.375%, due 10/01/07	1,996,586
1,998,000	#	Pemex Project Funding Master Trust, 4.310%, due 06/15/10	2,042,955

			4,039,541

		Oil and Gas Services: 0.3%
1,189,000		Halliburton Co., 6.000%, due 08/01/06	1,213,391

			1,213,391

		Pipelines: 1.5%
1,812,000		Duke Capital LLC, 4.302%, due 05/18/06	1,815,211
1,072,000		Duke Capital LLC, 4.331%, due 11/16/06	1,073,136
1,000,000		Kinder Morgan Energy Partners LP, 5.350%, due 08/15/07	1,012,471
1,700,000		Panhandle Eastern Pipe Line, 2.750%, due 03/15/07	1,646,770

			5,547,588

		Real Estate Investment Trusts: 1.1%
2,000,000		New Plan Excel Realty Trust, 5.875%, due 06/15/07	2,061,338
2,000,000		Simon Property Group LP, 6.375%, due 11/15/07	2,084,914

			4,146,252

		Retail: 0.4%
1,288,000		May Department Stores Co., 3.950%, due 07/15/07	1,271,055

			1,271,055

		Savings and Loans: 0.9%
3,000,000		Washington Mutual, Inc., 7.500%, due 08/15/06	3,127,686

			3,127,686

		Telecommunications: 3.1%
2,000,000		Ameritech Capital Funding, 7.500%, due 04/01/05	2,000,243
1,000,000		AT&T Wireless Services, Inc., 7.350%, due 03/01/06	1,031,274
1,543,000		AT&T Wireless Services, Inc., 7.500%, due 05/01/07	1,641,462
1,000,000	@@	Deutsche Telekom Intl. Finance BV, 3.875%, due 07/22/08	980,963

ING Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Telecommunications: 3.1% (continued)
4,000,000		Verizon Global Funding Corp., 4.000%, due 01/15/08	$3,952,615
1,435,000		Verizon Wireless Capital LLC, 5.375%, due 12/15/06	1,462,489

			11,069,046

		Transportation: 1.2%
4,000,000		Union Pacific Corp., 6.790%, due 11/09/07	4,235,032

			4,235,032

		Total Corporate Bonds/Notes (Cost $145,069,876)	145,999,168

U.S. GOVERNMENT AGENCY OBLIGATIONS: 29.1%
		Federal Home Loan Bank: 1.1%
4,070,000	L	3.250%, due 12/17/07	3,981,140

			3,981,140

		Federal Home Loan Mortgage Corporation: 5.1%
958		3.125%, due 01/01/17	966
24,956		3.402%, due 07/01/24	25,502
5,512,257		4.500%, due 04/01/14	5,436,676
5,000,000		5.250%, due 01/15/06	5,064,230
5,500,000	L	5.500%, due 07/15/06	5,617,668
74,427		6.000%, due 06/01/11	76,525
122,978		6.000%, due 04/01/13	127,173
1,836,000	W	6.500%, due 04/15/34	1,905,423

			18,254,163

		Federal National Mortgage Association: 22.8%
40,000,000	L	3.000%, due 03/02/07	39,267,319
12,000,000		3.410%, due 08/30/07	11,778,431
2,500,000		3.550%, due 01/12/07	2,482,580
33,028		3.766%, due 12/01/17	33,722
3,000,000		5.500%, due 02/15/06	3,047,397
20,500,000		5.500%, due 05/02/06	20,860,205
80,598		6.000%, due 02/01/13	83,294
128,185		6.000%, due 04/01/13	132,535
232,849		6.000%, due 07/01/16	240,668
306,897		6.000%, due 03/01/17	317,218
253,773		6.000%, due 05/01/17	262,307
195,757		6.000%, due 09/01/17	202,340
1,686,351		6.500%, due 10/01/22	1,758,138
946,303		6.500%, due 02/01/29	992,238
304,789		6.500%, due 10/01/32	316,983
298,647		7.000%, due 10/01/32	315,086
90,987		7.500%, due 08/01/27	97,679

			82,188,140

		Government National Mortgage Association: 0.1%
23,971		6.000%, due 12/15/08	24,668
23,895		6.000%, due 01/15/09	24,685
170,407		6.000%, due 04/15/13	176,997
50,864		7.500%, due 01/15/24	54,828
17,143		7.500%, due 07/15/27	18,425
10,421		9.000%, due 12/15/26	11,521
2,360		9.500%, due 03/15/20	2,631
38,011		9.500%, due 07/15/21	42,441

			356,196

		Total U.S. Government Agency Obligations (Cost $105,694,738)	104,779,639

ING Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

U.S. TREASURY OBLIGATIONS: 18.8%
		U.S. Treasury Notes: 18.8%
21,900,000	L	3.000%, due 11/15/07	$21,431,209
43,110,000	S, L	3.375%, due 02/28/07	42,808,574
3,596,000	L	3.375%, due 02/15/08	3,543,186

		Total U.S. Treasury Obligations (Cost $68,307,542)	67,782,969

COLLATERALIZED MORTGAGE OBLIGATIONS: 9.8%
		Automobile Asset-Backed Securities: 2.8%
9,860,569		World Omni Auto Receivables Trust, 4.050%, due 07/15/09	9,897,677

			9,897,677

		Commercial Mortgage-Backed Securities: 0.6%
1,355,000	L	Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	1,337,658
894,304		Nationslink Funding Corp., 6.001%, due 08/20/30	900,959

			2,238,617

		Credit Card Asset-Backed Securities: 3.8%
7,705,000		Capital One Master Trust, 7.200%, due 08/15/08	7,773,099
4,500,000		Citibank Credit Card Issuance Trust, 2.550%, due 01/20/09	4,381,556
1,430,000		MBNA Credit Card Master Note Trust, 4.950%, due 06/15/09	1,454,618

			13,609,273

		Home Equity Asset-Backed Securities: 1.4%
5,000,000		Equity One ABS Inc, 2.481%, due 04/25/34	4,965,276

			4,965,276

		Other Asset-Backed Securities: 0.7%
1,600,000		Chase Funding Mortgage Loan Asset-Backed Certificates, 2.734%, due 09/25/24	1,584,652
1,090,000		Residential Asset Mortgage Products, Inc., 2.140%, due 02/25/30	1,080,865

			2,665,517

		Whole Loan Collateralized Mortgage Obligations: 0.5%
1,847,581		GSR Mortgage Loan Trust, 4.500%, due 08/25/19	1,852,791

			1,852,791

		Total Collateralized Mortgage Obligations (Cost $36,094,704)	35,229,151

Shares

PREFERRED STOCK: 0.8%
		Banks: 0.8%
254	#, C	DG Funding Trust	$2,746,375

		Total Preferred Stock (Cost $2,763,119)	2,746,375

		Total Long-Term Investments
		(Cost $357,929,979)	356,537,302

ING Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 25.3%
		Repurchase Agreement: 0.7%
$2,460,000		Morgan Stanley Repurchase Agreement dated 03/31/05, 2.850%, due 04/01/05, $2,460,195 to be received upon repurchase (Collateralized by $2,615,000 Federal National Mortgage Association, 0.000%, Market Value plus accrued interest $2,548,579 due 12/19/05)		$2,460,000

		Total Repurchase Agreement (Cost $2,460,000)		2,460,000

		Securities Lending CollateralCC: 24.6%
88,803,787		The Bank of New York Institutional Cash Reserves Fund		88,803,787

		Total Securities Lending Collateral
		(Cost $88,803,787)		88,803,787

		Total Short-Term Investments
		(Cost $91,263,787)		91,263,787

		Total Investments in Securities
		(Cost $449,193,766)*	124.3%	$447,801,089
		Other Assets and Liabilities—Net	(24.3)	(87,489,302)

		Net Assets	100.0%	$360,311,787

	@	Non-income producing security
	@@	Foreign issuer
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security.
	S	Segregated securities for futures, when-issued or delayed delivery securities held at March 31, 2005.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2005.
	*	Cost for federal income tax purposes is $449,232,485.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,637,635
		Gross Unrealized Depreciation		(3,069,031)

		Net Unrealized Depreciation		$(1,431,396)

ING Liquid Assets Portfolio (1)	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)

Principal
Amount			Value

CERTIFICATES OF DEPOSIT: 6.2%
$12,500,000		Credit Suisse First Boston, 2.865%, due 05/31/05	$12,500,000
4,000,000		HSBC Bank USA NA, 1.555%, due 04/22/05	4,000,000
12,800,000		HSBC Bank USA NA, 2.650%, due 04/25/05	12,800,085
6,100,000		Washington Mutual Bank, 2.470%, due 04/18/05	6,098,923
7,000,000		Washington Mutual Bank, 2.640%, due 04/04/05	6,999,903
5,500,000		Washington Mutual Bank, 2.700%, due 05/06/05	5,499,834
8,500,000		Washington Mutual Bank, 2.810%, due 05/03/05	8,499,923

		Total Certificates of Deposit (Cost $56,398,668)	56,398,668

COLLATERALIZED MORTGAGE OBLIGATIONS: 5.1%
9,100,000	#, XX	Blue Heron Funding Ltd., 2.880%, due 05/18/05	9,100,000
10,200,000	#	Cheyne 2004-1A, 2.791%, due 11/10/05	10,200,000
9,500,000	#, I, XX	Newcastle CDO I Ltd., 2.880%, due 10/24/05	9,500,000
9,500,000	#, XX	Putnam Structured Product CDO, 2.830%, due 05/16/05	9,500,000
8,200,000	#	Whitehawk CDO Funding Ltd., 3.030%, due 09/15/05	8,200,000

		Total Collateralized Mortgage Obligations (Cost $46,500,000)	46,500,000

COMMERCIAL PAPERS: 30.3%
20,238,000	@@	Alliance & Leicester PLC, 2.560%, due 04/06/05	20,230,832
21,200,000		American Express Bank, 2.780%, due 03/16/06	21,200,000
7,000,000		American Express Credit Corp., 2.870%, due 10/14/05	7,003,830
4,000,000	#	American Honda Finance Corp., 2.690%, due 04/11/05	4,000,033
19,200,000		American Honda Finance Corp., 2.650%, due 05/04/05	19,152,128
10,400,000		Barclays Bank PLC, 2.650%, due 04/29/05	10,377,836
17,000,000		Concord Minutemen, 2.120%, due 04/04/05	16,996,005
9,500,000		Concord Minutemen, 2.750%, due 04/10/06	9,500,000
12,000,000		Concord Minutemen, 2.800%, due 04/12/06	12,000,000
5,100,000		Delaware Funding, 2.920%, due 06/03/05	5,073,671
6,000,000		Dexia Delaware LLC, 2.740%, due 05/17/05	5,978,610
10,600,000		Goldman Sachs Group LP, 2.820%, due 07/29/05	10,600,000
17,200,000	I, XX	Goldman Sachs Group, Inc., 2.860%, due 02/13/06	17,200,000
2,700,000		HBOS Treasury Services PLC, 2.950%, due 06/02/05	2,686,143
7,500,000		Jupiter Securitization, .000%, due 04/05/05	7,497,642
12,791,000		Monument Gardens Funding LLC, 2.790%, due 05/23/05	12,738,621
8,541,000	XX	Monument Gardens Funding LLC, 2.950%, due 06/13/05	8,489,562
5,000,000		Monument Gardens Funding LLC, 2.970%, due 06/06/05	4,972,500
8,500,000		St. Germain Holdings Ltd., 2.380%, due 04/07/05	8,496,062
7,032,000		St. Germain Holdings Ltd., 2.630%, due 04/14/05	7,024,826
12,300,000		St. Germain Holdings Ltd., 2.710%, due 04/22/05	12,279,695
7,754,000		Three Pillars Funding Corp., 2.350%, due 04/06/05	7,750,963
11,300,000		Thunder Bay Funding, Inc., 2.520%, due 04/15/05	11,288,135
7,900,000		Thunder Bay Funding, Inc., 2.960%, due 06/16/05	7,850,300
18,800,000		Verizon Global Funding, 3.120%, due 04/13/06	18,800,000
5,700,000		Westpac Capital Corp., 2.930%, due 06/10/05	5,667,249

		Total Commercial Papers (Cost $274,854,643)	274,854,643

CORPORATE BONDS/NOTES: 36.7%
6,950,000	#	American General Financial, 2.810%, due 04/13/06	6,950,000
4,900,000	#	American Honda Finance, 2.880%, due 05/16/05	4,900,398
16,350,000		Associates Corp. of North America, 3.190%, due 06/27/05	16,354,934
9,700,000		Bank of America Corp., 7.875%, due 05/16/05	9,761,175

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio (1)	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 36.7% (continued)
16,500,000		Bank One Corp., 7.625%, due 08/01/05	$16,770,234
13,700,000		Bank One NA, 2.990%, due 07/26/05	13,707,855
10,900,000		Bear Stearns Cos., Inc., 2.766%, due 04/05/06	10,900,000
11,750,000		Bear Stearns Cos., Inc., 2.860%, due 04/28/06	11,750,000
10,400,000		Bear Stearns Cos., Inc., 2.960%, due 11/28/05	10,405,373
5,900,000		Canadian Imperial Bank of Commerce/New York, 3.070%, due 06/13/05	5,901,053
7,539,000		Citigroup, Inc., 4.125%, due 06/30/05	7,557,312
7,200,000		Citigroup, Inc., 6.750%, due 12/01/05	7,371,674
18,100,000		Credit Suisse First Boston, 2.969%, due 12/08/05	18,103,729
6,000,000		Crown Point Capital Co., 2.696%, due 08/08/05	5,999,460
4,900,000		Fannie Mae, 2.989%, due 10/07/05	4,902,736
10,350,000		General Electric Capital Corp., 2.950%, due 02/03/06	10,370,762
13,000,000		General Electric Capital Corp., 2.860%, due 04/07/06	13,000,000
12,000,000	#	Goldman Sachs Group LP, 2.800%, due 04/13/06	12,000,001
3,700,000	@@, #	HBOS Treasury Services PLC, 2.710%, due 03/31/06	3,700,000
8,800,000	@@, #, L	HBOS Treasury Services PLC, 2.770%, due 07/29/05	8,802,136
14,000,000	@@, #	HBOS Treasury Services PLC, 3.080%, due 04/24/06	14,000,000
15,000,000		HSBC Finance Corp., 3.330%, due 06/17/05	15,010,401
8,440,000		HSBC Finance Corp., 8.000%, due 05/09/05	8,484,396
10,000,000		Merrill Lynch & Co., Inc., 3.020%, due 08/24/05	10,006,293
23,000,000	#, I	Money Market Trust Series A, 2.885%, due 04/07/06	23,000,000
4,400,000		Morgan Stanley, 7.750%, due 06/15/05	4,440,774
2,700,000		PNC Bank NA, 3.020%, due 05/18/05	2,700,844
6,250,000	#	The Bank of New York Co., Inc., 2.870%, due 04/28/06	6,250,000
17,900,000		Verizon Global Funding Corp., 6.750%, due 12/01/05	18,361,956
4,800,000		Washington Mutual Bank, 2.650%, due 07/18/05	4,800,000
7,650,000		Wells Fargo & Co., 2.766%, due 03/31/06	7,650,000
13,100,000		Wells Fargo & Co., 3.120%, due 09/29/05	13,104,364
5,200,000		Westpac Banking Corp., 2.990%, due 04/11/06	5,200,000

		Total Corporate Bonds/Notes (Cost $332,217,860)	332,217,860

U.S. GOVERNMENT AGENCY OBLIGATIONS: 5.2%
7,800,000		1.425%, due 04/04/05	7,800,000
8,200,000		1.550%, due 05/04/05	8,200,000
5,000,000		1.600%, due 05/16/05	5,000,000
3,800,000		1.610%, due 05/13/05	3,800,000
16,520,000		2.500%, due 12/15/05	16,456,025
5,600,000		6.000%, due 12/15/05	5,713,593

		Total U.S. Government Agency Obligations (Cost $46,969,618)	46,969,618

REPURCHASE AGREEMENT: 15.8%
143,357,000		Morgan Stanley Repurchase Agreement dated 03/31/05, 2.850%, due 04/01/05, $143,368,349 to be received upon repurchase (Collateralized by $147,715,000 Federal National Mortgage Association, 0.000%, Market Value plus accrued interest $146,226,225, due 04/11/05-12/19/05).	143,357,000

		Total Repurchase Agreement (Cost $143,357,000)	143,357,000

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio (1)	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

SECURITIES LENDING COLLATERALCC: 0.1%
$1,030,160		The Bank of New York Institutional Cash Reserves Fund		$1,030,160

		Total Securities Lending Collateral (Cost $1,030,160)		1,030,160

		Total Investments in Securities (Cost $901,327,949)*	99.4%	$901,327,949
		Other Assets and Liabilities—Net	$0.6	5,061,640

		Net Assets	100.0%	$906,389,589

	(1)	All securities with a maturity date greater than 13 months have either a variable rate, demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.
	@@	Foreign issuer
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2005.
	XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.

Illiquid Securities

Pursuant to guidelines adopted by the Portfolio’s Board, the following securities have been deemed to be illiquid. ING Liquid Assets Portfolio currently limits investment in illiquid securities to 10% of the Portfolio’s net assets, at market value, at time of purchase.

		Initial			Percentage
	Principal	Acquisition			of
Security	Amount	Date	Cost	Value	Net Assets

Goldman Sachs Group, Inc.	$17,200,000	01/13/05	$17,200,000	$17,200,000	1.9%
Money Market Trust Series A	23,000,000	03/12/03	23,000,000	23,000,000	2.5
Newcastle CDO I Ltd.	9,500,000	10/23/03	9,500,000	9,500,000	1.1

			$49,700,000	$49,700,000	5.5%

ING Marsico Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 97.3%
		Aerospace/Defense: 4.2%
116,770		General Dynamics Corp.	$12,500,229
104,938		Lockheed Martin Corp.	6,407,514
167,116		United Technologies Corp.	16,989,012

			35,896,755

		Apparel: 2.3%
241,445		Nike, Inc.	20,114,783

			20,114,783

		Banks: 3.1%
266,901	@@, L	UBS AG	22,526,445
96,687		UCBH Holdings, Inc.	3,857,811

			26,384,256

		Beverages: 0.8%
122,803		PepsiCo, Inc.	6,512,243

			6,512,243

		Biotechnology: 5.8%
876,153	@, L	Genentech, Inc.	49,599,021

			49,599,021

		Computers: 2.8%
634,884	@	Dell, Inc.	24,392,243

			24,392,243

		Cosmetics/Personal Care: 3.8%
608,451		Procter & Gamble Co.	32,247,903

			32,247,903

		Diversified Financial Services: 13.5%
55,249		Chicago Mercantile Exchange Holdings, Inc.	10,719,963
296,462		Citigroup, Inc.	13,323,002
837,858		Countrywide Financial Corp.	27,196,871
188,395		Goldman Sachs Group, Inc.	20,721,566
890,769		SLM Corp.	44,395,928

			116,357,330

		Electric: 0.4%
37,926		TXU Corp.	3,020,047

			3,020,047

		Healthcare—Products: 6.9%
63,122		Johnson & Johnson	4,239,274
265,560		Medtronic, Inc.	13,530,282
429,762	@	St. Jude Medical, Inc.	15,471,432
333,608	@	Zimmer Holdings, Inc.	25,958,038

			59,199,026

		Healthcare—Services: 11.1%
5,000		Aetna, Inc.	374,750
48,292	@	Pacificare Health Systems, Inc.	2,748,781
152,076		Quest Diagnostics, Inc.	15,987,750
792,577		UnitedHealth Group, Inc.	75,595,995
1,700	@	WellPoint, Inc.	213,095

			94,920,371

		Home Builders: 5.3%
84,661		KB Home	9,944,281
297,971	L	Lennar Corp. Class A	16,888,997
14,868		Lennar Corp. Class B	783,692
164,708		MDC Holdings, Inc.	11,471,912
81,761	@	Toll Brothers, Inc.	6,446,855

			45,535,737

ING Marsico Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Home Furnishings: 0.5%
38,535		Harman Intl. Industries, Inc.	$3,408,806
28,165	@@	Sony Corp. ADR	1,127,163

			4,535,969

		Leisure Time: 1.8%
20,088		Harley-Davidson, Inc.	1,160,283
319,783		Royal Caribbean Cruises Ltd.	14,291,102

			15,451,385

		Lodging: 1.8%
135,970	@	MGM Mirage	9,629,395
86,039	@, L	Wynn Resorts Ltd.	5,828,282

			15,457,677

		Machinery—Construction and Mining: 2.6%
240,878		Caterpillar, Inc.	22,025,884

			22,025,884

		Miscellaneous Manufacturing: 4.9%
1,158,603		General Electric Co.	41,779,224

			41,779,224

		Oil and Gas: 2.8%
405,575		Exxon Mobil Corp.	24,172,270

			24,172,270

		Oil and Gas Services: 1.1%
139,930		Schlumberger Ltd.	9,862,266

			9,862,266

		Pharmaceuticals: 1.1%
375,055		Pfizer, Inc.	9,852,695

			9,852,695

		Real Estate: 0.9%
112,825		St. Joe Co.	7,593,123

			7,593,123

		Retail: 10.1%
194,686		CVS Corp.	10,244,377
452,942		Lowe’s Cos., Inc.	25,858,459
246,346	@	Starbucks Corp.	12,726,234
249,078		Target Corp.	12,458,882
190,807		Walgreen Co.	8,475,647
326,333		Yum! Brands, Inc.	16,907,313

			86,670,912

		Software: 3.1%
426,550	@	Electronic Arts, Inc.	22,086,759
44,448	@, L	Pixar, Inc.	4,335,902

			26,422,661

		Telecommunications: 3.1%
726,468		QUALCOMM, Inc.	26,625,052

			26,625,052

		Transportation: 3.5%
320,029		FedEx Corp.	30,066,725

			30,066,725

		Total Common Stock (Cost $646,725,263)	834,695,558

ING Marsico Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESMENTS: 3.9%
		U.S. Government Agency Obligations: 2.7%
$22,900,000		Federal Farm Credit Discount Notes, 2.450%, due 04/01/05		$22,898,441

		Total U.S. Government Agency Obligations
		(Cost $22,900,000)		22,898,441

		Securities Lending CollateralCC: 1.2%
10,414,617		The Bank of New York Institutional Cash Reserves Fund		10,414,617

		Total Securities Lending Collateral (Cost $10,414,617)		10,414,617

		Total Short-Term Investments (Cost $33,314,617)		33,313,058

		Total Investments in Securities
		(Cost $680,039,880)*	101.2%	$868,008,616
		Other Assets and Liabilities—Net	(1.2)	(10,145,847)

		Net Assets	100.0%	$857,862,769

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2005.
	*	Cost for federal income tax purposes is $680,812,147.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$191,642,810
		Gross Unrealized Depreciation		(4,446,341)

		Net Unrealized Appreciation		$187,196,469

ING Mercury Focus Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 96.8%
		Advertising: 1.9%
206,200	@	Interpublic Group of Cos., Inc.	$2,532,136

			2,532,136

		Aerospace/Defense: 4.4%
84,600		Goodrich Corp.	3,239,334
70,100		Raytheon Co.	2,712,870

			5,952,204

		Banks: 4.5%
81,100		Mellon Financial Corp.	2,314,594
130,100		The Bank of New York Co., Inc.	3,779,405

			6,093,999

		Chemicals: 3.1%
25,500		E.I. du Pont EI de Nemours & Co.	1,306,620
176,600	@	UAP Holding Corp.	2,843,260

			4,149,880

		Commercial Services: 1.0%
46,800	@	Macquarie Infrastructure Co. Trust	1,310,400

			1,310,400

		Computers: 6.8%
127,900		Electronic Data Systems Corp.	2,643,693
96,200		Hewlett-Packard Co.	2,110,628
92,900	@	Seagate Technology, Inc.	1,816,195
371,700	@	Unisys Corp.	2,624,202

			9,194,718

		Cosmetics/Personal Care: 1.8%
37,300		Kimberly-Clark Corp.	2,451,729

			2,451,729

		Diversified Financial Services: 8.5%
87,800		Citigroup, Inc.	3,945,732
104,296		J.P. Morgan Chase & Co.	3,608,642
70,100		Morgan Stanley	4,013,225

			11,567,599

		Food: 2.2%
30,300		General Mills, Inc.	1,489,245
22,500	@@	Unilever NV	1,539,450

			3,028,695

		Forest Products and Paper: 1.8%
66,400		International Paper Co.	2,442,856

			2,442,856

		Insurance: 9.6%
114,500		American Intl. Group, Inc.	6,344,444
35,300		Hartford Financial Services Group, Inc.	2,420,168
116,108		St. Paul Travelers Cos., Inc.	4,264,647

			13,029,259

		Media: 9.4%
11,600		Clear Channel Communications, Inc.	399,852
81,200	@	Comcast Corp.	2,712,080
20,900		Dow Jones & Co., Inc.	781,033
426,916	@	Liberty Media Corp.	4,427,119
151,900	@	Time Warner, Inc.	2,665,845
49,800		Viacom, Inc.	1,734,534

			12,720,463

		Mining: 1.0%
43,200		Alcoa, Inc.	1,312,848

			1,312,848

PORTFOLIO OF INVESTMENTS
ING Mercury Focus Value Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Miscellaneous Manufacturing: 6.5%
97,600		General Electric Co.	$3,519,456
52,900		Honeywell Intl., Inc.	1,968,409
99,700	@@	Tyco Intl. Ltd.	3,369,860

			8,857,725

		Oil and Gas: 7.6%
56,700		Exxon Mobil Corp.	3,379,320
93,300		GlobalSantaFe Corp.	3,455,832
114,600	@	Rowan Cos., Inc.	3,429,978

			10,265,130

		Pharmaceuticals: 3.4%
57,700	@@	GlaxoSmithKline PLC ADR	2,649,584
74,100		Pfizer, Inc.	1,946,607

			4,596,191

		Retail: 5.0%
139,600		Foot Locker, Inc.	4,090,280
122,800		Gap, Inc.	2,681,952

			6,772,232

		Semiconductors: 4.7%
2,134,100	@	Agere Systems, Inc.	3,030,422
603,400	@	LSI Logic Corp.	3,373,006

			6,403,428

		Software: 5.6%
369,300	@	BEA Systems, Inc.	2,943,321
266,600	@	Borland Software Corp.	2,164,792
456,900	@	Parametric Technology Corp.	2,554,071

			7,662,184

		Telecommunications: 4.1%
224,300	@	3Com Corp.	798,508
44,800		BellSouth Corp.	1,177,792
142,400	@	Extreme Networks	838,736
84,300		Motorola, Inc.	1,261,971
62,600		Sprint Corp.	1,424,150

			5,501,157

		Toys/Games/Hobbies: 1.9%
286,100		Topps Co.	2,634,981

			2,634,981

		Transportation: 2.0%
71,700		Norfolk Southern Corp.	2,656,485

			2,656,485

		Total Common Stock
		(Cost $130,794,931)	131,136,299

PORTFOLIO OF INVESTMENTS
ING Mercury Focus Value Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 5.2%
		Federal Home Loan Bank: 5.2%
$7,000,000		2.000%, due 04/01/05		$6,999,611

		Total U.S. Government Agency Obligations
		(Cost $7,000,000)		6,999,611

		Total Long-Term Investments
		(Cost $137,794,931)		138,135,910

		Total Investments In Securities
		(Cost $137,794,931)*	102.0%	$138,135,910
		Other Assets and Liabilities—Net	(2.0)	(2,766,836)

		Net Assets	100.0%	$135,369,074

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $138,117,491.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$6,779,431
		Gross Unrealized Depreciation		(6,761,012)

		Net Unrealized Appreciation		$18,419

ING Mercury Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 98.9%
		Advertising: 1.0%
2,900	@	Getty Images, Inc.	$206,219

			206,219

		Aerospace/Defense: 1.8%
6,300		Boeing Co.	368,298

			368,298

		Biotechnology: 1.0%
3,000	@	Invitrogen Corp.	207,600

			207,600

		Commercial Services: 2.6%
2,900		Equifax, Inc.	89,001
4,500	@	ITT Educational Services, Inc.	218,250
6,200		McKesson Corp.	234,050

			541,301

		Computers: 8.4%
14,300	@	Cadence Design Systems, Inc.	213,785
14,600	@	Dell, Inc.	560,932
23,700	@	EMC Corp.	291,984
7,000	@	NCR Corp.	236,180
8,200	@	Network Appliance, Inc.	226,812
6,700	@	Storage Technology Corp.	206,360

			1,736,053

		Cosmetics/Personal Care: 0.3%
1,000		Procter & Gamble Co.	53,000

			53,000

		Distribution/Wholesale: 1.0%
12,600	@	Ingram Micro, Inc.	210,042

			210,042

		Diversified Financial Services: 3.4%
1,100		Chicago Mercantile Exchange Holdings, Inc.	213,433
12,600	@	Providian Financial Corp.	216,216
5,700		SLM Corp.	284,088

			713,737

		Electrical Components and Equipment: 1.0%
3,600	@	Energizer Holdings, Inc.	215,280

			215,280

		Electronics: 0.2%
1,500		PerkinElmer, Inc.	30,945

			30,945

		Healthcare—Products: 5.8%
4,400		Becton Dickinson & Co.	257,048
14,200		Johnson & Johnson	953,672

			1,210,720

		Healthcare—Services: 7.0%
3,200		Aetna, Inc.	239,840
2,800	@	Community Health Systems, Inc.	97,748
4,400	@	Laboratory Corp of America Holdings	212,080
3,400	@	PacifiCare Health Systems, Inc.	193,528
2,400		Quest Diagnostics, Inc.	252,312
4,700		UnitedHealth Group, Inc.	448,286

			1,443,794

		Home Builders: 4.1%
3,900		Lennar Corp.	221,052
2,700		MDC Holdings, Inc.	188,055

ING Mercury Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Home Builders: 4.1% (continued)
300	@	NVR, Inc.	$235,500
2,300		Ryland Group, Inc.	142,646
800		Standard-Pacific Corp.	57,752

			845,005

		Home Furnishings: 0.9%
2,000		Harman Intl. Industries, Inc.	176,920

			176,920

		Household Products/Wares: 0.2%
700		Clorox Co.	44,093

			44,093

		Insurance: 2.1%
4,000		Prudential Financial, Inc.	229,600
4,100		W.R. Berkley Corp.	203,360

			432,960

		Internet: 3.2%
5,700	@	CheckFree Corp.	232,332
9,400	@	McAfee, Inc.	212,064
7,700	@	Verisign, Inc.	220,990

			665,386

		Iron/Steel: 1.0%
3,700		Nucor Corp.	212,972

			212,972

		Leisure Time: 1.0%
3,100		Polaris Industries, Inc.	217,713

			217,713

		Lodging: 0.4%
1,200	@	MGM Mirage	84,984

			84,984

		Machinery—Diversified: 2.2%
5,400		Graco, Inc.	217,944
4,100		Rockwell Automation, Inc.	232,224

			450,168

		Metal Fabricate/Hardware: 1.0%
7,300		Timken Co.	199,582

			199,582

		Mining: 0.8%
1,700		Phelps Dodge Corp.	172,941

			172,941

		Office/Business Equipment: 1.0%
14,000	@	Xerox Corp.	212,100

			212,100

		Oil and Gas: 1.9%
2,300		Anadarko Petroleum Corp.	175,030
4,500		Burlington Resources, Inc.	225,315

			400,345

		Packaging and Containers: 1.0%
4,800		Ball Corp.	199,104

			199,104

		Pharmaceuticals: 5.9%
2,700	@	Express Scripts, Inc.	235,413
3,800		Medicis Pharmaceutical Corp.	113,924
33,600		Pfizer, Inc.	882,672

			1,232,009

		Retail: 15.6%
900	@	7-Eleven Inc	21,618
4,300		Abercrombie & Fitch Co.	246,132

ING Mercury Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 15.6% (continued)
7,600		American Eagle Outfitters, Inc.	$224,580
5,000		Best Buy Co., Inc.	270,050
12,700		Circuit City Stores, Inc.	203,835
3,700		Costco Wholesale Corp.	163,466
7,100		Darden Restaurants, Inc.	217,828
9,800		Gap, Inc.	214,032
11,600		Home Depot, Inc.	443,584
8,000		Limited Brands, Inc.	194,400
6,600		Michaels Stores, Inc.	239,580
4,100		Nordstrom, Inc.	227,058
7,900	@	Pacific Sunwear of California	221,042
8,500		Staples, Inc.	267,155
1,800		Wal-Mart Stores, Inc.	90,198

			3,244,558

		Semiconductors: 6.4%
27,300		Intel Corp.	634,179
7,700	@	Lam Research Corp.	222,222
6,500		Linear Technology Corp.	249,015
5,500	@	QLogic Corp.	222,750

			1,328,166

		Software: 11.9%
3,900		Adobe Systems, Inc.	261,963
8,200		Autodesk, Inc.	244,032
26,300	@	BEA Systems, Inc.	209,611
14,100	@	BMC Software, Inc.	211,500
6,700	@	Citrix Systems, Inc.	159,594
9,200		Computer Associates Intl., Inc.	249,320
5,600	@	Intuit, Inc.	245,112
4,900	@	Mercury Interactive Corp.	232,162
11,900		Microsoft Corp.	287,623
29,200	@	Oracle Corp.	364,416

			2,465,333

		Telecommunications: 1.9%
2,600	@	Cisco Systems, Inc.	46,514
22,200		Motorola, Inc.	332,334
800	@	West Corp.	25,600

			404,448

		Toys/Games/Hobbies: 1.0%
10,200		Mattel, Inc.	217,770

			217,770

		Transportation: 1.9%
3,700		CNF, Inc.	173,123
2,400		FedEx Corp.	225,480

			398,603

		Total Common Stock
		(Cost $18,859,722)	20,542,149

ING Mercury Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares	Value

	Total Investments In Securities
	(Cost $18,859,722)*	98.9%	$20,542,149
	Other Assets and Liabilities—Net	1.1	226,798

	Net Assets	100.0%	$20,768,947

@	Non-income producing security
*	Cost for federal income tax purposes is $18,914,504.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$2,080,258
	Gross Unrealized Depreciation		(452,613)

	Net Unrealized Appreciation		$1,627,645

PORTFOLIO OF INVESTMENTS
ING MFS Mid Cap Growth Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 99.7%
		Advertising: 4.9%
256,090	@, L	Getty Images, Inc.	$18,210,560
929,480	@, L	Interpublic Group of Cos., Inc.	11,414,014
44,140		Omnicom Group, Inc.	3,907,273

			33,531,847

		Agriculture: 1.2%
126,360		Monsanto Co.	8,150,220

			8,150,220

		Banks: 1.0%
135,220		Investors Financial Services Corp.	6,613,610

			6,613,610

		Biotechnology: 4.2%
124,420	@	Celgene Corp.	4,236,501
255,362	@, L	Genzyme Corp.	14,616,921
219,800	@	MedImmune, Inc.	5,233,438
107,270	@, L	Millipore Corp.	4,655,518

			28,742,378

		Building Materials: 1.4%
145,930		American Standard Cos., Inc.	6,782,826
70,700		Masco Corp.	2,451,169

			9,233,995

		Chemicals: 0.8%
109,100		Praxair, Inc.	5,221,526

			5,221,526

		Commercial Services: 6.9%
240,290	@	Alliance Data Systems Corp.	9,707,716
139,270	@, L	Apollo Group, Inc.	10,314,335
204,410	@	Career Education Corp.	7,003,087
152,387	L	Corporate Executive Board Co.	9,745,149
183,700	@	Hewitt Associates, Inc.	4,886,420
139,400		Robert Half Intl., Inc.	3,758,224
43,400	@, L	Weight Watchers Intl., Inc.	1,865,332

			47,280,263

		Computers: 2.4%
32,160	@	Ceridian Corp.	548,328
197,190	@, L	DST Systems, Inc.	9,106,234
81,130	@, L	Lexmark Intl., Inc.	6,487,966

			16,142,528

		Diversified Financial Services: 3.2%
301,040	@	Ameritrade Holding Corp.	3,073,618
118,800		Franklin Resources, Inc.	8,155,620
133,560	L	Legg Mason, Inc.	10,436,379

			21,665,617

		Electronics: 3.5%
117,580	@, L	Fisher Scientific Intl., Inc.	6,692,654
342,600		Symbol Technologies, Inc.	4,964,274
347,290	@	Waters Corp.	12,429,509

			24,086,437

		Entertainment: 0.9%
228,910		International Game Technology	6,102,741

			6,102,741

		Healthcare—Products: 8.8%
141,650		C.R. Bard, Inc.	9,643,532
626,750	@	Cytyc Corp.	14,421,518

PORTFOLIO OF INVESTMENTS
ING MFS Mid Cap Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Healthcare—Products: 8.8% (continued)
197,640		Dentsply Intl., Inc.	$10,753,592
103,520	@	Gen-Probe, Inc.	4,612,851
65,500	@	Inamed Corp.	4,577,140
188,000	@	St. Jude Medical, Inc.	6,768,000
387,540	@, L	Thoratec Corp.	4,735,739
56,500	@, L	Zimmer Holdings, Inc.	4,396,265

			59,908,637

		Healthcare—Services: 2.3%
282,140	@, L	Community Health Systems, Inc.	9,849,507
91,900	@, L	LifePoint Hospitals, Inc.	4,028,896
80,100	@	Province Healthcare Co.	1,929,609

			15,808,012

		Insurance: 0.7%
186,000		Genworth Financial, Inc.	5,118,720

			5,118,720

		Internet: 4.9%
342,930	@, @@, L	Check Point Software Technologies	7,455,298
329,342	@, L	IAC/InterActiveCorp.	7,334,446
205,920	@, L	Monster Worldwide, Inc.	5,776,056
606,860	@, L	Symantec Corp.	12,944,324

			33,510,124

		Leisure Time: 1.6%
157,430		Royal Caribbean Cruises Ltd.	7,035,547
139,880	@, L	WMS Industries, Inc.	3,939,021

			10,974,568

		Media: 6.3%
812,080	@, L	Citadel Broadcasting Corp.	11,149,858
1,096,360	@, L	Gemstar-TV Guide Intl., Inc.	4,769,166
150,830	@@	Grupo Televisa SA ADR	8,868,804
200,870	@	Radio One, Inc.	2,948,772
71,960	@, W	Radio One, Inc. Class D	1,061,410
249,590	@, L	Univision Communications, Inc.	6,911,147
8,000		Washington Post Co.	7,152,000

			42,861,157

		Mining: 0.3%
40,030	@@	Aber Diamond Corp.	1,213,952
37,500	@, @@, R	Aber Diamond Corp.	1,137,228

			2,351,180

		Miscellaneous Manufacturing: 2.9%
72,420		Eaton Corp.	4,736,268
77,800		ITT Industries, Inc.	7,020,672
125,560		Roper Industries, Inc.	8,224,180

			19,981,120

		Oil and Gas: 1.4%
265,360		GlobalSantaFe Corp.	9,828,934

			9,828,934

		Oil and Gas Services: 3.2%
200,740		BJ Services Co.	10,414,391
109,350		Halliburton Co.	4,729,388
138,600	@, L	National-Oilwell, Inc.	6,472,620

			21,616,399

		Pharmaceuticals: 7.1%
97,460	L	Allergan, Inc.	6,770,546
278,680	@, L	Endo Pharmaceuticals Holdings, Inc.	6,284,234
325,530	@	Gilead Sciences, Inc.	11,653,974

PORTFOLIO OF INVESTMENTS
ING MFS Mid Cap Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 7.1% (continued)
204,660	@, L	ImClone Systems, Inc.	$7,060,770
432,900		Medicis Pharmaceutical Corp.	12,978,342
114,800	@@	Teva Pharmaceutical Industries Ltd. ADR	3,558,800

			48,306,666

		Retail: 6.9%
255,670	@, L	99 Cents Only Stores	3,367,174
290,585	@, L	Cheesecake Factory, Inc.	10,301,239
218,670	L	Family Dollar Stores, Inc.	6,638,821
85,760		Outback Steakhouse, Inc.	3,926,950
246,788	L	PETsMART, Inc.	7,095,155
256,590		Tiffany & Co.	8,857,487
289,680		TJX Cos., Inc.	7,134,818

			47,321,644

		Semiconductors: 8.8%
259,780	L	Analog Devices, Inc.	9,388,449
232,490	@	Broadcom Corp.	6,956,101
297,420	@	Integrated Circuit Systems, Inc.	5,686,670
281,430	@, L	KLA-Tencor Corp.	12,948,594
193,170	@, @@, L	Marvell Technology Group Ltd.	7,406,138
790,990	@, L	PMC — Sierra, Inc.	6,960,712
356,820	L	Xilinx, Inc.	10,429,849

			59,776,513

		Software: 5.8%
289,090	@, L	Citrix Systems, Inc.	6,886,124
177,790	@	Electronic Arts, Inc.	9,205,966
231,470	@, L	Mercury Interactive Corp.	10,967,049
18,280	@	NAVTEQ Corp.	792,438
512,650	@	Veritas Software Corp.	11,903,733

			39,755,310

		Telecommunications: 7.7%
511,380	@, @@	Amdocs Ltd.	14,523,191
715,880	@, L	American Tower Corp.	13,050,492
437,380	@	Comverse Technology, Inc.	11,030,724
129,260	@	Crown Castle Intl. Corp.	2,075,916
78,898	@, L	NTL, Inc.	5,023,436
123,500	@	Spectrasite, Inc.	7,159,295

			52,863,054

		Transportation: 0.6%
82,790	L	Expeditors Intl. Washington, Inc.	4,433,405

			4,433,405

		Total Common Stock
		(Cost $605,595,323)	681,186,605

PORTFOLIO OF INVESTMENTS
ING MFS Mid Cap Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 21.1%
		Commercial Paper: 0.6%
$4,040,000		Cargill, Inc., 2.810%, due 04/01/05		$4,039,684

		Total Commercial Paper
		(Cost $4,040,000)		4,039,684

		Securities Lending CollateralCC: 20.5%
140,051,743		The Bank of New York Institutional Cash Reserves Fund		140,051,743

		Total Securities Lending Collateral
		(Cost $140,051,743)		140,051,743

		Total Short-Term Investments
		(Cost $144,091,743)		144,091,427

		Total Investments in Securities
		(Cost $749,687,066)*	120.8%	$825,278,032
		Other Assets and Liabilities—Net	(20.8)	(142,313,370)

		Net Assets	100.0%	$682,964,662

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted security
	W	When-issued or delayed delivery security.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2005.
	*	Cost for federal income tax purposes is $752,666,049.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$98,221,984
		Gross Unrealized Depreciation		(25,610,001)

		Net Unrealized Appreciation		$72,611,983

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 59.1%
		Advertising: 0.5%
668,800	@, L	Interpublic Group of Cos., Inc.	$8,212,864

			8,212,864

		Aerospace/Defense: 1.7%
298,080		Lockheed Martin Corp.	18,200,764
77,620		Northrop Grumman Corp.	4,189,928
33,100		United Technologies Corp.	3,364,946

			25,755,638

		Agriculture: 1.1%
235,740		Altria Group, Inc.	15,415,039
19,870		Monsanto Co.	1,281,615

			16,696,654

		Auto Manufacturers: 0.1%
47,200	@@	Toyota Motor Corp.	1,753,988

			1,753,988

		Banks: 5.1%
663,644		Bank of America Corp.	29,266,701
558,470	L	Mellon Financial Corp.	15,938,734
326,030	L	PNC Financial Services Group, Inc.	16,784,024
142,960	L	SunTrust Banks, Inc.	10,303,127
114,797		U.S. Bancorp	3,308,450
41,860		Wells Fargo & Co.	2,503,228

			78,104,264

		Beverages: 0.4%
93,670	@@	Diageo PLC	1,321,525
89,690		PepsiCo, Inc.	4,756,260

			6,077,785

		Building Materials: 0.9%
415,340		Masco Corp.	14,399,838

			14,399,838

		Chemicals: 1.7%
93,510		Air Products and Chemicals, Inc.	5,918,248
103,010		Dow Chemical Co.	5,135,049
76,710	L	EI Du Pont de Nemours & Co.	3,930,620
107,000		PPG Industries, Inc.	7,652,640
19,140		Praxair, Inc.	916,040
23,500	@, @@	Syngenta AG	2,468,484

			26,021,081

		Commercial Services: 0.6%
285,520	@, @@	Accenture Ltd.	6,895,308
148,470		Cendant Corp.	3,049,574

			9,944,882

		Computers: 0.5%
37,640	@	Dell, Inc.	1,446,129
55,970		Hewlett-Packard Co.	1,227,982
5,850		International Business Machines Corp.	534,573
1,270,500	@	Sun Microsystems, Inc.	5,132,820

			8,341,504

		Cosmetics/Personal Care: 0.9%
143,200		Gillette Co.	7,228,736
97,130		Kimberly-Clark Corp.	6,384,355

			13,613,091

		Diversified Financial Services: 6.6%
103,060		American Express Co.	5,294,192
480,226		Citigroup, Inc.	21,581,356

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Diversified Financial Services: 6.6% (continued)
69,700		Countrywide Financial Corp.	$2,262,462
92,940	L	Fannie Mae	5,060,583
47,500		Franklin Resources, Inc.	3,260,875
152,570	L	Freddie Mac	9,642,424
69,530		Goldman Sachs Group, Inc.	7,647,605
647,480		JP Morgan Chase & Co.	22,402,807
16,680		Lehman Brothers Holdings, Inc.	1,570,589
137,280		MBNA Corp.	3,370,224
236,810	L	Merrill Lynch & Co., Inc.	13,403,446
111,200		Morgan Stanley	6,366,200

			101,862,763

		Electric: 2.2%
1,536,560	@, L	Calpine Corp.	4,302,368
62,670	L	Cinergy Corp.	2,539,388
106,300	L	Dominion Resources, Inc.	7,911,909
84,630		Entergy Corp.	5,979,956
71,180		Exelon Corp.	3,266,450
11,720	L	FPL Group, Inc.	470,558
95,717	L	NiSource, Inc.	2,181,391
74,880		PPL Corp.	4,042,771
20,710	L	Public Service Enterprise Group, Inc.	1,126,417
28,690	L	TXU Corp.	2,284,585

			34,105,793

		Electrical Components and Equipment: 0.3%
45,700		Emerson Electric Co.	2,967,301
30,430		Hubbell, Inc.	1,554,973

			4,522,274

		Environmental Control: 0.2%
157,410	@, L	Nalco Holding Co.	2,964,030

			2,964,030

		Food: 1.7%
150,630	L	Archer-Daniels-Midland Co.	3,702,485
186,740		General Mills, Inc.	9,178,271
130,570		HJ Heinz Co.	4,810,199
97,420		Kellogg Co.	4,215,363
5,424	@@	Nestle SA	1,491,520
108,680	L	Sara Lee Corp.	2,408,349

			25,806,187

		Forest Products and Paper: 1.0%
208,070	L	Bowater, Inc.	7,837,997
191,120	L	International Paper Co.	7,031,305

			14,869,302

		Gas: 0.1%
63,350		AGL Resources, Inc.	2,212,816

			2,212,816

		Hand/Machine Tools: 0.2%
3,560	@@, I	Finning Intl., Inc.	96,750
56,240	@@	Sandvik AB	2,346,552

			2,443,302

		Healthcare—Products: 1.0%
41,340		Baxter Intl., Inc.	1,404,733
43,020	@	Boston Scientific Corp.	1,260,056
197,180		Johnson & Johnson	13,242,609

			15,907,398

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Healthcare—Services: 0.8%
136,190	@	Apria Healthcare Group, Inc.	$4,371,699
636,090	@, L	Tenet Healthcare Corp.	7,334,118

			11,705,817

		Insurance: 3.0%
105,340	L	Aflac, Inc.	3,924,968
287,850		Allstate Corp.	15,561,171
18,550	L	Chubb Corp.	1,470,459
375,000	@, L	Conseco, Inc.	7,657,500
81,700		Genworth Financial, Inc.	2,248,384
138,960		Hartford Financial Services Group, Inc.	9,527,098
156,480		Metlife, Inc.	6,118,368

			46,507,948

		Internet: 0.9%
612,430	@, L	Symantec Corp.	13,063,132

			13,063,132

		Machinery—Construction and Mining: 0.1%
20,790	L	Caterpillar, Inc.	1,901,038

			1,901,038

		Machinery—Diversified: 0.2%
51,680		Deere & Co.	3,469,278

			3,469,278

		Media: 3.0%
17,390	@, L	Comcast Corp.	580,826
83,820	L	Dex Media, Inc.	1,730,883
159,030	L	News Corp.	2,690,788
478,090	@, @@	Reed Elsevier PLC	4,952,229
261,140	@, L	Time Warner, Inc.	4,583,007
52,840	L	Tribune Co.	2,106,731
586,118		Viacom, Inc.	20,414,489
320,020	L	Walt Disney Co.	9,194,174

			46,253,127

		Metal Fabricate/Hardware: 0.2%
33,250	L	Precision Castparts Corp.	2,560,583

			2,560,583

		Mining: 0.2%
204,550	@@	BHP Billiton PLC	2,748,199

			2,748,199

		Miscellaneous Manufacturing: 2.5%
27,050		3M Co.	2,317,915
3,410		Cooper Industries Ltd.	243,883
23,550		Cooper Industries Ltd. Class A	1,684,296
284,520		General Electric Co.	10,259,791
31,180		Illinois Tool Works, Inc.	2,791,545
18,840	@@	Ingersoll-Rand Co.	1,500,606
17,290		ITT Industries, Inc.	1,560,250
85,900		SPX Corp.	3,717,752
431,000	@@	Tyco Intl. Ltd.	14,567,800

			38,643,838

		Office/Business Equipment: 0.1%
132,090	@	Xerox Corp.	2,001,164

			2,001,164

		Oil and Gas: 6.2%
28,400		Apache Corp.	1,738,932
148,702	@@	BP PLC ADR	9,279,005
71,450		ConocoPhillips	7,705,168

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Oil and Gas: 6.2% (continued)
290,600	L	Devon Energy Corp.	$13,876,149
41,700	@@, L	Encana Corp.	2,936,514
82,220		EOG Resources, Inc.	4,007,403
253,494		Exxon Mobil Corp.	15,108,241
296,370		Globalsantafe Corp.	10,977,545
239,470	L	Noble Corp.	13,460,609
94,420	@@, L	Total SA ADR	11,068,857
85,240		Unocal Corp.	5,258,456

			95,416,879

		Oil and Gas Services: 0.7%
74,030	L	BJ Services Co.	3,840,676
110,820	@, L	Cooper Cameron Corp.	6,340,013

			10,180,689

		Packaging and Containers: 1.2%
593,940	@	Owens-Illinois, Inc.	14,931,651
214,340	@, L	Smurfit-Stone Container Corp.	3,315,840

			18,247,491

		Pharmaceuticals: 4.0%
273,290		Abbott Laboratories	12,740,780
12,120		Eli Lilly and Co.	631,452
213,590	@, L	Medimmune, Inc.	5,085,578
629,950		Merck & Co., Inc.	20,391,481
24,330	@@	Novartis AG	1,139,775
36,420		Pfizer, Inc.	956,753
16,980	@@	Roche Holding AG	1,827,066
437,610		Wyeth	18,458,390

			61,231,275

		Retail: 2.0%
45,100		Circuit City Stores, Inc.	723,855
65,210		Family Dollar Stores	1,979,776
499,280		Gap, Inc.	10,904,275
25,400		Lowe’s Cos., Inc.	1,450,086
58,120		McDonald’s Corp.	1,809,857
151,400		OfficeMax, Inc.	5,071,900
348,740	@, L	Rite Aid Corp.	1,381,010
192,090		TJX Cos., Inc.	4,731,177
41,700		Wal-Mart Stores, Inc.	2,089,587

			30,141,523

		Semiconductors: 0.2%
88,550	L	Analog Devices, Inc.	3,200,197

			3,200,197

		Software: 0.3%
37,710	@, L	Fiserv, Inc.	1,500,858
68,890		Microsoft Corp.	1,665,071
175,250	@	Oracle Corp.	2,187,120

			5,353,049

		Telecommunications: 6.0%
69,750	@	Cisco Systems, Inc.	1,247,828
727,330	@@, L	Nokia OYJ ADR	11,222,702
4,568,810	@, @@	Nortel Networks Corp.	12,472,851
155,996		SBC Communications, Inc.	3,695,545
1,264,600	L	Sprint Corp-FON Group	28,769,649
727,694		Verizon Communications, Inc.	25,833,137
304,856	@@, L	Vodafone Group PLC ADR	8,096,975

			91,338,687

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares		Value

	Toys/Games/Hobbies: 0.4%
56,080	Hasbro, Inc.	$1,146,836
233,760	Mattel, Inc.	4,990,776

		6,137,612

	Transportation: 0.3%
62,920	Burlington Northern Santa Fe Corp.	3,393,276
10,400	CNF, Inc.	486,616

		3,879,892

	Total Common Stock (Cost $798,102,124)	907,596,872

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

CONVERTIBLE CORPORATE BONDS: 0.1%
		Diversified Financial Services: 0.1%
$909,000		Prudential Funding LLC, 6.600%, due 05/15/08	$964,474

		Total Convertible Corporate Bonds
		(Cost $908,150)	964,474

CORPORATE BONDS/NOTES: 9.6%
		Aerospace/Defense: 0.1%
1,770,000		Northrop Grumman Corp., 7.750%, due 02/15/31	2,244,413

			2,244,413

		Airlines: 0.1%
1,214,206		Continental Airlines, Inc., 6.648%, due 09/15/17	1,153,144

			1,153,144

		Auto Manufacturers: 0.3%
852,000		DaimlerChrysler NA Holding Corp., 6.500%, due 11/15/13	887,517
536,000		DaimlerChrysler NA Holding Corp., 8.000%, due 06/15/10	596,548
979,000	L	Ford Motor Co., 7.450%, due 07/16/31	887,982
1,921,000	L	General Motors Corp., 8.375%, due 07/15/33	1,647,838

			4,019,885

		Banks: 1.4%
955,000		Abbey National Capital Trust I, 8.963%, due 12/29/49	1,347,538
3,370,000		Bank of America Corp., 7.400%, due 01/15/11	3,803,672
1,110,000	@@, #, C	DBS Capital Funding Corp., 7.657%, due 03/31/49	1,258,913
700,000	@@, #, C,I	HBOS Capital Funding LP, 6.071%, due 06/30/49	734,206
3,600,000		KFW Intl. Finance, 4.250%, due 04/18/05	3,602,560
715,000	@@,#	Mizuho Financial Group Cayman Ltd., 5.790%, due 04/15/14	725,774
1,026,000		Popular North America, Inc., 4.250%, due 04/01/08	1,019,826
2,000,000	C, L	RBS Capital Trust I, 6.425%, due 12/29/49	2,143,992
1,501,000	#	UniCredito Italiano Capital Trust II, 9.200%, due 10/29/49	1,787,311
2,127,000		Wachovia Corp., 5.250%, due 08/01/14	2,136,954
2,244,000	L	Wells Fargo & Co., 4.750%, due 02/09/15	2,179,135
248,000		Wells Fargo Bank NA, 6.450%, due 02/01/11	269,545

			21,009,426

		Beverages: 0.2%
1,400,000	@@	Coca-Cola HBC Finance BV, 5.125%, due 09/17/13	1,408,546
2,070,000	#	Miller Brewing Co., 5.500%, due 08/15/13	2,108,017

			3,516,563

		Chemicals: 0.1%
784,000	L	Dow Chemical Co., 5.750%, due 12/15/08	815,005

			815,005

		Commercial Services: 0.1%
745,000		Cendant Corp., 6.250%, due 01/15/08	775,924
1,409,000		Cendant Corp., 6.875%, due 08/15/06	1,458,776

			2,234,700

		Diversified Financial Services: 2.2%
1,243,000	#	AIG Sunamerica Global Financing II, 7.600%, due 06/15/05	1,253,242
793,000	@@	ASIF II, 5.750%, due 02/16/09	825,077
1,320,000	#	BAE Systems Holdings, Inc., 6.400%, due 12/15/11	1,437,097
3,571,000	L	Boeing Capital Corp., 6.500%, due 02/15/12	3,879,555
3,419,000	W	Citigroup, Inc., 5.000%, due 09/15/14	3,362,932
1,035,000	L	Credit Suisse First Boston, 4.625%, due 01/15/08	1,040,330
438,000		Ford Motor Credit Co., 7.375%, due 10/28/09	440,335
590,000		Ford Motor Credit Co., 7.750%, due 02/15/07	611,167
848,000		Ford Motor Credit Co., 7.375%, due 02/01/11	843,500
878,000		Ford Motor Credit Co., 7.875%, due 06/15/10	894,818

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Diversified Financial Services: 2.2% (continued)
803,000		Fund American Cos., Inc., 5.875%, due 05/15/13	$816,598
1,227,000		General Electric Capital Corp., 6.750%, due 03/15/32	1,421,077
824,000		General Electric Capital Corp., 7.500%, due 05/15/05	828,390
336,000	L	General Electric Capital Corp., 8.750%, due 05/21/07	366,913
583,000	L	General Motors Acceptance Corp., 5.125%, due 05/09/08	540,156
1,199,000		General Motors Acceptance Corp., 7.250%, due 03/02/11	1,114,506
1,960,000		Goldman Sachs Group, Inc., 5.700%, due 09/01/12	2,020,854
1,259,000		JPMorgan Chase & Co., 5.125%, due 09/15/14	1,241,375
944,000		Lehman Brothers Holdings, Inc., 8.250%, due 06/15/07	1,022,943
1,136,000		Merrill Lynch & Co., Inc., 5.450%, due 07/15/14	1,146,190
350,000		MidAmerican Funding LLC, 6.927%, due 03/01/29	396,006
929,000	L	Morgan Stanley, 4.750%, due 04/01/14	886,107
1,100,000		Morgan Stanley, 6.750%, due 04/15/11	1,200,407
356,000	#, C	Natexis Ambs Co. LLC, 8.440%, due 12/29/49	395,996
2,387,000	#	Prudential Financial Inc, 5.100%, due 09/20/14	2,367,765
1,500,000		SLM Corp., 4.000%, due 01/15/09	1,468,584
1,045,000	L	SLM Corp., 5.375%, due 01/15/13	1,077,692
615,000	@@	UFJ Finance Aruba AEC, 6.750%, due 07/15/13	663,171

			33,562,783

		Electric: 1.0%
978,000		DTE Energy Co., 7.050%, due 06/01/11	1,083,511
737,456		Entergy Louisiana, Inc., 8.090%, due 01/02/17	798,155
2,000,000		Exelon Generation Co. LLC, 6.950%, due 06/15/11	2,203,017
1,100,000		FirstEnergy Corp., 6.450%, due 11/15/11	1,162,110
2,069,000	@@, L	Hydro Quebec, 6.300%, due 05/11/11	2,240,294
658,000		MidAmerican Energy Holdings Co., 3.500%, due 05/15/08	635,258
319,000		MidAmerican Energy Holdings Co., 5.875%, due 10/01/12	331,793
1,206,000		Niagara Mohawk Power Corp., 7.750%, due 05/15/06	1,255,798
197,503		Northeast Utilities, 8.580%, due 12/01/06	203,524
1,486,000		Oncor Electric Delivery Co., 7.000%, due 09/01/22	1,686,554
1,460,000		Pacific Gas & Electric Co., 4.800%, due 03/01/14	1,423,696
514,000		PSEG Power LLC, 6.950%, due 06/01/12	569,685
676,000		PSEG Power LLC, 8.625%, due 04/15/31	900,402
721,813	#, I	System Energy Resources, Inc., 5.129%, due 01/15/14	706,246
745,000	#	TXU Energy Co., 7.000%, due 03/15/13	816,565

			16,016,608

		Environmental Control: 0.1%
556,000		Waste Management, Inc., 7.000%, due 07/15/28	623,308
979,000		Waste Management, Inc., 7.375%, due 08/01/10	1,092,257

			1,715,565

		Food: 0.3%
1,999,000	#	Cadbury Schweppes US Finance LLC, 5.125%, due 10/01/13	1,989,479
1,113,000	L	Kraft Foods, Inc., 6.250%, due 06/01/12	1,198,236
1,991,000	L	Kroger Co., 6.750%, due 04/15/12	2,172,883

			5,360,598

		Forest Products and Paper: 0.1%
538,000	L	MeadWestvaco Corp., 6.800%, due 11/15/32	592,169
1,145,000		Weyerhaeuser Co., 6.750%, due 03/15/12	1,259,354

			1,851,523

		Hand/Machine Tools: 0.1%
956,000		Kennametal, Inc., 7.200%, due 06/15/12	1,057,902

			1,057,902

		Healthcare—Services: 0.1%
1,022,000		HCA, Inc., 6.950%, due 05/01/12	1,065,901
263,000		HCA, Inc., 8.750%, due 09/01/10	297,081

			1,362,982

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Holding Companies—Diversified: 0.0%
679,000	@@	EnCana Holdings Finance Corp., 5.800%, due 05/01/14	$710,588

			710,588

		Insurance: 0.2%
1,007,000		Allstate Corp., 6.125%, due 12/15/32	1,063,780
1,972,000	L	Metlife, Inc., 6.500%, due 12/15/32	2,162,002
177,000		Safeco Corp., 4.875%, due 02/01/10	177,525
406,000		Travelers Property Casualty Corp., 6.375%, due 03/15/33	420,304

			3,823,611

		Investment Companies: 0.1%
1,578,000	L	Credit Suisse First Boston USA Inc, 4.125%, due 01/15/10	1,531,585

			1,531,585

		Media: 0.5%
1,245,000		COX Communications, Inc., 4.625%, due 06/01/13	1,162,049
1,200,000		Hearst-Argyle Television, Inc., 7.500%, due 11/15/27	1,421,908
725,000		News America Holdings, 8.500%, due 02/23/25	901,496
1,095,000	W	News America Inc, 6.200%, due 12/15/34	1,086,341
950,000		Time Warner Entertainment Co LP, 8.375%, due 07/15/33	1,197,946
146,000		Time Warner Entertainment Co. LP, 10.150%, due 05/01/12	185,806
826,000		Walt Disney Co., 6.375%, due 03/01/12	889,168
469,000		Walt Disney Co., 6.750%, due 03/30/06	481,575

			7,326,289

		Miscellaneous Manufacturing: 0.0%
707,000	@@	Tyco Intl. Group SA, 6.750%, due 02/15/11	767,024

			767,024

		Oil and Gas: 0.3%
782,000		Amerada Hess Corp., 7.300%, due 08/15/31	884,589
145,000	@@	Anderson Exploration Ltd, 6.750%, due 03/15/11	156,654
1,062,000	L	Devon Financing Corp. ULC, 6.875%, due 09/30/11	1,170,833
556,000		Kerr-McGee Corp, 6.950%, due 07/01/24	572,351
430,000		Ocean Energy Inc, 7.250%, due 10/01/11	481,258
184,000		Pemex Project Funding Master Trust, 8.625%, due 02/01/22	209,530
970,000		Pioneer Natural Resources Co, 5.875%, due 07/15/16	994,025

			4,469,240

		Oil and Gas Services: 0.1%
803,000		Halliburton Co, 5.500%, due 10/15/10	827,133

			827,133

		Pharmaceuticals: 0.1%
894,000		Wyeth, 5.500%, due 03/15/13	910,221

			910,221

		Pipelines: 0.3%
609,000		CenterPoint Energy Resources Corp, 7.875%, due 04/01/13	707,002
888,000		Duke Capital LLC, 8.000%, due 10/01/19	1,055,879
1,331,000		Kinder Morgan Energy Partners LP, 6.750%, due 03/15/11	1,445,768
583,000		Kinder Morgan Energy Partners LP, 7.750%, due 03/15/32	702,783

			3,911,432

		Real Estate: 0.3%
2,239,000		EOP Operating LP, 6.800%, due 01/15/09	2,392,792
1,859,000	#, C	Socgen Real Estate Co. LLC, 7.640%, due 12/29/49	1,992,307

			4,385,099

		Real Estate Investment Trusts: 0.3%
236,000	#	Boston Properties, Inc., 5.000%, due 06/01/15	227,811
852,000		HRPT Properties Trust, 6.250%, due 08/15/16	902,141
1,045,000		Simon Property Group LP, 6.375%, due 11/15/07	1,089,368
2,299,000		Vornado Realty Trust, 5.625%, due 06/15/07	2,357,387

			4,576,707

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Retail: 0.0%
596,000		Yum! Brands, Inc., 8.875%, due 04/15/11	$714,968

			714,968

		Telecommunications: 1.1%
493,000		AT&T Wireless Services, Inc., 7.350%, due 03/01/06	508,418
855,000		AT&T Wireless Services, Inc., 8.750%, due 03/01/31	1,131,401
1,077,000		BellSouth Corp., 6.550%, due 06/15/34	1,156,311
1,160,000	@@	Deutsche Telekom Intl. Finance BV, 8.750%, due 06/15/30	1,521,598
587,000	@@	France Telecom, 8.000%, due 03/01/11	672,470
909,000	@@, #	PCCW Capital No 2 Ltd., 6.000%, due 07/15/13	936,615
543,000		SBC Communications Inc, 6.150%, due 09/15/34	545,852
932,000		SBC Communications, Inc., 5.100%, due 09/15/14	910,081
819,000		Sprint Capital Corp., 6.875%, due 11/15/28	879,450
2,445,000		TCI Communications Finance, 9.650%, due 03/31/27	2,776,620
551,000	@@	Telecom Italia Capital SA, 5.250%, due 11/15/13	545,297
779,000	@@, #	Telecom Italia Capital SA, 6.000%, due 09/30/34	756,885
490,000	@@	Telecomunicaciones de Puerto Rico, Inc., 6.650%, due 05/15/06	501,916
3,047,000		Verizon New York, Inc., 6.875%, due 04/01/12	3,325,907

			16,168,821

		Transportation: 0.1%
509,000		CSX Corp, 6.750%, due 03/15/11	556,163
355,000	L	Union Pacific Corp., 5.375%, due 05/01/14	359,561
370,000		Union Pacific Corp., 6.125%, due 01/15/12	393,863

			1,309,587

		Total Corporate Bonds/Notes
		(Cost $143,527,105)	147,353,402

U.S. GOVERNMENT AGENCY OBLIGATIONS: 17.7%
		Federal Home Loan Bank: 0.7%
2,445,000	L	3.250%, due 07/21/06	2,427,653
7,520,000		3.750%, due 09/28/06	7,494,612
910,000		3.900%, due 02/25/08	903,439

			10,825,704

		Federal Home Loan Mortgage Corporation: 4.4%
3,988,000		2.875%, due 12/15/06	3,921,636
1,623,000		4.125%, due 11/18/09	1,599,234
2,391,636		4.500%, due 08/01/18	2,346,896
2,210,964		4.500%, due 11/01/18	2,169,604
3,425,721		4.500%, due 01/01/19	3,361,637
495,177		4.500%, due 02/01/20	485,406
2,186,000	L	4.875%, due 11/15/13	2,199,053
2,772,605		5.000%, due 05/01/18	2,777,973
2,249,250		5.000%, due 02/01/19	2,252,391
4,400,161		5.000%, due 09/01/33	4,318,876
2,165,283		5.000%, due 11/01/33	2,125,283
725,769		5.000%, due 03/01/34	710,805
547,349		5.000%, due 04/01/34	536,063
943,846		5.500%, due 01/01/19	964,119
77,145		5.500%, due 04/01/19	78,842
3,764,503		5.500%, due 05/01/33	3,782,376
4,449,992		5.500%, due 01/01/34	4,471,119
386,559		5.500%, due 04/01/34	387,942
74,999		5.500%, due 06/01/19	76,610
169,229		5.500%, due 07/01/19	172,864
308,257		5.500%, due 09/01/24	311,548
994,245		5.500%, due 10/01/34	997,801

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Federal Home Loan Mortgage Corporation: 4.4% (continued)
3,319,557		5.500%, due 12/01/33	$3,335,318
2,604,082		6.000%, due 08/01/19	2,692,266
2,049,000		6.000%, due 03/01/20	2,118,897
1,628,677		6.000%, due 02/01/23	1,678,503
347,283		6.000%, due 04/01/34	355,657
1,262,402		6.000%, due 07/01/34	1,292,840
4,243,129		6.000%, due 08/01/34	4,345,435
414,741		6.000%, due 09/01/34	424,741
67,358		6.500%, due 12/01/15	70,476
340,774		6.500%, due 05/01/34	353,776
459,998		6.500%, due 06/01/34	477,549
1,492,125		6.500%, due 08/01/34	1,549,055
620,000		6.500%, due 10/01/34	644,559
7,798,000		7.000%, due 07/15/05	7,885,540

			67,272,690

		Federal National Mortgage Association: 11.2%
1,885,000		3.000%, due 03/02/07	1,850,472
2,465,000		3.250%, due 07/31/06	2,446,579
143,730		4.010%, due 08/01/13	135,971
515,605		4.019%, due 08/01/13	489,163
1,497,354		4.500%, due 03/01/19	1,465,759
946,026		4.500%, due 04/01/18	926,969
1,865,894		4.500%, due 06/01/18	1,828,307
1,369,857		4.500%, due 07/01/18	1,342,262
1,265,062		4.518%, due 05/01/14	1,233,529
1,836,000	L	4.625%, due 10/15/14	1,800,826
356,344		4.630%, due 04/01/14	349,348
179,239		4.667%, due 04/01/13	177,419
920,595		4.816%, due 12/01/12	920,244
397,761		4.846%, due 08/01/14	396,020
1,345,859		5.000%, due 11/01/17	1,347,489
5,336,461		5.000%, due 02/01/18	5,342,905
2,728,732		5.000%, due 12/01/18	2,729,905
2,021,100		5.000%, due 07/01/19	2,021,667
967,000		5.000%, due 09/01/19	967,271
177,254		5.000%, due 11/01/19	177,304
508,796		5.000%, due 03/01/34	497,928
604,147		5.000%, due 05/01/34	591,241
764,136		5.000%, due 06/01/34	747,813
630,462		5.000%, due 08/01/34	616,995
298,312		5.000%, due 09/01/34	291,940
373,000		5.250%, due 04/15/07	381,934
1,757,327		5.500%, due 11/01/17	1,793,166
680,214		5.500%, due 01/01/18	694,087
1,639,491		5.500%, due 02/01/18	1,673,120
660,987		5.500%, due 01/01/19	674,545
1,141,008		5.500%, due 06/01/19	1,163,947
2,506,417		5.500%, due 07/01/19	2,556,805
1,276,228		5.500%, due 08/01/19	1,301,885
837,158		5.500%, due 09/01/19	853,988
229,007		5.500%, due 11/01/19	233,611
445,760		5.500%, due 12/01/19	454,721
2,780,103		5.500%, due 02/01/33	2,790,177
799,883		5.500%, due 06/01/33	802,781
7,543,424		5.500%, due 07/01/33	7,570,760

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Federal National Mortgage Association: 11.2% (continued)
3,378,512		5.500%, due 11/01/33	$3,390,754
568,001		5.500%, due 12/01/33	570,059
1,751,567		5.500%, due 01/01/34	1,757,915
2,665,847		5.500%, due 02/01/34	2,674,409
301,878		5.500%, due 03/01/34	302,800
839,604		5.500%, due 04/01/34	841,659
2,753,967		5.500%, due 05/01/34	2,760,709
368,032		5.500%, due 06/01/34	368,933
5,091,670		5.500%, due 07/01/34	5,104,134
1,557,614		5.500%, due 08/01/34	1,561,426
7,405,592		5.500%, due 09/01/34	7,423,719
5,948,533		5.500%, due 10/01/34	5,963,096
7,731,972		5.500%, due 11/01/34	7,750,900
2,635,637		5.500%, due 12/01/34	2,642,089
2,652,747		5.500%, due 01/01/35	2,659,280
592,976		5.500%, due 02/01/35	594,458
1,270,000		5.722%, due 02/01/09	1,312,820
6,451,000		6.000%, due 05/15/08	6,782,808
2,073,000		6.000%, due 05/15/11	2,222,233
489,665		6.000%, due 04/01/16	506,121
85,530		6.000%, due 11/01/16	88,402
401,786		6.000%, due 12/01/16	415,278
117,548		6.000%, due 01/01/17	121,495
893,052		6.000%, due 02/01/17	923,040
1,190,629		6.000%, due 08/01/17	1,230,669
377,627		6.000%, due 03/01/18	390,327
3,537,097		6.000%, due 11/01/18	3,655,873
4,066,108		6.000%, due 03/01/34	4,158,468
5,477,241		6.000%, due 04/01/34	5,601,678
432,943		6.000%, due 05/01/34	442,777
5,625,195		6.000%, due 06/01/34	5,752,969
3,031,174		6.000%, due 07/01/34	3,100,027
3,804,030		6.000%, due 08/01/34	3,890,437
342,249		6.000%, due 10/01/34	350,024
351,747		6.000%, due 11/01/34	359,736
7,064,000		6.125%, due 03/15/12	7,654,502
241,849		6.330%, due 03/01/11	257,653
1,758,275		6.500%, due 06/01/31	1,829,299
246,966		6.500%, due 07/01/31	256,942
247,496		6.500%, due 08/01/31	257,493
1,198,570		6.500%, due 09/01/31	1,246,985
798,928		6.500%, due 12/01/31	831,200
2,450,544		6.500%, due 07/01/32	2,548,581
1,924,744		6.500%, due 08/01/32	2,001,746
1,864,796		6.500%, due 01/01/33	1,939,401
292,237		6.500%, due 03/01/34	303,501
350,312		6.500%, due 04/01/34	363,814
493,407		6.500%, due 06/01/34	512,425
1,353,972		6.500%, due 08/01/34	1,406,160
3,797,000	L	6.625%, due 09/15/09	4,129,178
2,892,000		6.625%, due 11/15/10	3,183,905
177,807		7.500%, due 02/01/30	190,432
702,596		7.500%, due 03/01/31	751,859
767,745		7.500%, due 02/01/32	821,576

			171,799,027

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Government National Mortgage Association: 1.4%
247,006		4.500%, due 09/15/33	$236,895
546,995		4.500%, due 06/15/34	524,422
349,911		5.000%, due 03/15/34	345,680
979,147		5.000%, due 06/15/34	967,309
300,029		5.000%, due 10/15/34	296,402
1,894,663		5.500%, due 11/15/32	1,915,345
6,382,555		5.500%, due 05/15/33	6,450,041
1,845,370		5.500%, due 08/15/33	1,864,883
1,246,879		6.000%, due 09/15/32	1,283,976
1,561,414		6.000%, due 04/15/33	1,606,121
675,540	L	6.000%, due 03/20/34	693,689
1,472,747		6.000%, due 07/15/34	1,514,612
620,001		6.000%, due 09/15/34	637,625
1,203,411		6.000%, due 11/20/34	1,235,741
69,695		6.500%, due 03/15/28	72,982
500,229		6.500%, due 04/15/28	523,822
46,470		6.500%, due 07/15/28	48,662
96,283		6.500%, due 12/15/28	100,824
1,087,695		6.500%, due 08/15/34	1,136,805
55,360		7.500%, due 12/15/23	59,784
27,326		7.500%, due 02/15/28	29,346

			21,544,966

		Total U.S. Government Agency Obligations
		(Cost $273,257,590)	271,442,387

U.S. TREASURY OBLIGATIONS: 8.7%
		U.S. Treasury Bonds: 7.7%
6,297,000	L	3.000%, due 11/15/07	6,162,206
1,983,000	L	3.250%, due 08/15/07	1,956,896
2,054,000	L	3.500%, due 11/15/06	2,048,224
354,000	L	3.875%, due 02/15/13	341,817
322,000		4.000%, due 02/15/15	309,472
25,653,000	L	4.750%, due 11/15/08	26,276,292
1,811,000	L	4.750%, due 05/15/14	1,845,523
4,802,000	L	5.375%, due 02/15/31	5,235,121
5,671,000	L	5.500%, due 02/15/08	5,914,456
22,848,000	L	6.250%, due 08/15/23	26,609,901
14,819,000	L	6.500%, due 05/15/05	14,889,042
4,257,000	L	6.750%, due 05/15/05	4,278,100
7,649,000	L	6.875%, due 05/15/06	7,930,162
12,289,000	L	7.000%, due 07/15/06	12,812,253
1,089,000	L	10.375%, due 11/15/12	1,261,965

			117,871,430

		U.S. Treasury Inflation Indexed Bonds: 0.9%
6,168,000		3.000%, due 07/15/12	7,201,996
4,649,000	L	4.250%, due 01/15/10	6,000,118

			13,202,114

		U.S. Treasury Notes: 0.1%
84,000	L	4.250%, due 11/15/14	82,291
251,000	L	5.000%, due 02/15/11	260,775
1,452,000	L	5.875%, due 11/15/05	1,475,710

			1,818,776

		Total U.S. Treasury Obligations
		(Cost $133,190,424)	132,892,320

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

ASSET-BACKED SECURITIES: 0.6%
		Automobile Asset-Backed Securities: 0.2%
1,982,317		Capital One Auto Finance Trust, 4.790%, due 01/15/09	$1,994,339
1,552,000		AmeriCredit Automobile Receivables Trust, 2.180%, due 07/07/08	1,536,326

			3,530,665

		Credit Card Asset-Backed Securities: 0.2%
2,359,000		Citibank Credit Card Issuance Trust, 6.650%, due 05/15/08	2,428,349

			2,428,349

		Other Asset-Backed Securities: 0.2%
97,813		Beneficial Mortgage Corp., 2.970%, due 09/28/37	97,599
55,000		Countrywide Asset-Backed Certificates, 0.000%, due 05/25/35	55,000
974,000	XX	Countrywide Asset-Backed Certificates, 4.823%, due 03/25/35	974,000
398,991		Falcon Franchise Loan LLC, 7.382%, due 05/05/10	415,059
635,505		Residential Asset Mortgage Products Inc, 4.109%, due 01/25/35	626,920
693,730		Residential Asset Mortgage Products, Inc., 3.800%, due 07/25/30	692,561

			2,861,139

		Total Asset-Backed Securities
		(Cost $8,781,377)	8,820,153

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.5%
		Agency Collateral CMO: 0.6%
2,350,882		Small Business Administration Participation Certificates, 4.350%, due 07/01/23	2,267,686
841,492		Small Business Administration Participation Certificates, 4.770%, due 04/01/24	830,213
1,846,000		Small Business Administration Participation Certificates, 4.950%, due 03/01/35	1,805,619
1,122,090		Small Business Administration Participation Certificates, 4.990%, due 09/01/24	1,118,901
1,353,508		Small Business Administration Participation Certificates, 5.180%, due 05/01/24	1,365,715
1,956,423		Small Business Administration Participation Certificates, 5.520%, due 06/01/24	2,006,906

			9,395,040

		Commercial Mortgage-Backed Securities: 1.8%
483,580		Bear Stearns Commercial Mortgage Securities, 6.800%, due 07/15/31	499,064
990,472	XX	Bear Stearns Commercial Mortgage Securities Corp., 5.116%, due 02/11/41	983,440
1,699,000		Chase Commercial Mortgage Securities Corp., 6.390%, due 11/18/30	1,796,628
269,063		Chase Commercial Mortgage Securities Corp., 7.543%, due 07/15/32	286,459
449,000		Criimi Mae CMBS Corp., 6.701%, due 06/20/30	462,719
1,250,000		Crimmi Mae Commercial Mortgage Trust, 7.000%, due 06/02/33	1,314,771
1,000,000		CS First Boston Mortgage Securities Corp., 6.380%, due 12/16/35	1,074,364
1,337,471		Deutsche Mortgage and Asset Receiving Corp., 6.538%, due 06/15/31	1,399,520
646,905		First Union Commercial Mortgage Securities, Inc., 6.650%, due 11/18/29	677,483
361,656		First Union Commercial Mortgage Securities, Inc., 7.380%, due 04/18/29	379,033
583,729		First Union-Lehman Brothers-Bank of America, 6.560%, due 11/18/35	615,332
2,166,274	XX	Fannie Mae, 4.925%, due 05/01/15	2,148,294

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Commercial Mortgage-Backed Securities: 1.8% (continued)
1,067,069		Greenwich Capital Commercial Funding Corp., 4.305%, due 08/10/42	$1,051,313
1,485,000		Greenwich Capital Commercial Funding Corp., 5.317%, due 06/10/36	1,511,737
331,419		GS Mortgage Securities Corp. II, 6.060%, due 10/18/30	333,885
1,538,379	XX	JP Morgan Chase Commercial Mortgage Securities Corp., 5.038%, due 03/15/46	1,518,872
426,000		JP Morgan Commercial Mortgage Finance Corp., 6.613%, due 01/15/30	446,685
1,485,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.215%, due 05/15/41	1,507,397
437,897		Merrill Lynch Mortgage Investors, Inc., 6.390%, due 02/15/30	457,314
41,774,730	#	Morgan Stanley Capital I, 0.774%, due 11/15/30	928,038
1,266,932	XX	Morgan Stanley Capital I, 5.168%, due 01/14/42	1,273,205
1,688,434		Mortgage Capital Funding, Inc., 6.337%, due 11/18/31	1,769,791
358,231		Multi-Family Capital Access One, Inc., 6.650%, due 01/15/24	384,244
2,384,786		Structured Asset Securities Corp., 4.670%, due 03/25/35	2,363,024
1,560,000		Wachovia Bank Commercial Mortgage Trust, 4.847%, due 10/15/41	1,529,927
1,500,000	XX	Wachovia Bank Commercial Mortgage Trust, 5.083%, due 03/15/42	1,489,200

			28,201,739

		Whole Loan Collateralized Mortgage Obligations: 0.1%
62,193		Blackrock Capital Finance LP, 7.750%, due 09/25/26	57,245
691,000		RAAC Series, 4.971%, due 09/25/34	681,819

			739,064

		Total Collateralized Mortgage Obligations
		(Cost $39,236,237)	38,335,843

OTHER BONDS: 0.4%
		Sovereign: 0.4%
653,000	@@	Israel Government Intl. Bond, 4.625%, due 06/15/13	628,117
2,376,000	@@	Italy Government Intl. Bond, 4.625%, due 06/15/05	2,384,981
1,662,000	@@	Mexico Government Intl. Bond, 6.625%, due 03/03/15	1,735,959
648,000	@@	Mexico Government Intl. Bond, 7.500%, due 04/08/33	688,500
298,000	@@	Mexico Government Intl. Bond, 8.000%, due 09/24/22	338,975
396,000	@@	Mexico Government Intl. Bond, 8.125%, due 12/30/19	454,806

		Total Other Bonds
		(Cost $6,275,096)	6,231,338

		Total Long-Term Investments
		(Cost $1,403,278,103)	1,513,636,789

SHORT-TERM INVESTMENTS: 17.1%
		Commercial Paper: 0.9%
14,223,000		Cargill, Inc.	14,221,890

		Total Commercial Paper
		(Cost $14,223,000)	14,221,890

		Securities Lending CollateralCC: 16.2%
248,768,621		The Bank of New York Institutional Cash Reserves Fund	248,768,621

		Total Securities Lending Collateral
		(Cost $248,768,621)	248,768,621

		Total Short-Term Investments
		(Cost $262,991,621)	262,990,511

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

		Securities Lending CollateralCC: 16.2% (continued)
		Total Investments in Securities
		(Cost $1,666,269,724)*	115.8%	$1,776,627,300
		Other Assets and Liabilities—Net	(15.8)	(241,752,956)

		Net Assets	100.0%	$1,534,874,344

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2005.
	XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.
	*	Cost for federal income tax purposes is $1,678,313,472.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$121,076,107
		Gross Unrealized Depreciation		(22,762,279)

		Net Unrealized Appreciation		$98,313,828

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2005 (Unaudited)(continued)

Illiquid Securities

Pursuant to guidelines adopted by the Portfolio’s Board, the following securities have been deemed to be illiquid. ING MFS Total Return Portfolio currently limits investment in illiquid securities to 15% of the Portfolio’s net assets, at market value, at time of purchase.

	Shares/	Initial
	Principal	Acquisition			Percentage
Security	Amount	Date	Cost	Value	of Net Assets

Finning Intl., Inc.	3,560	11/16/04	$90,999	$96,750	0.0%
HBOS Capital Funding LP	700,000	06/21/04	699,801	734,206	0.1
Systems Energy Resources, Inc.	721,813	04/16/04	721,813	706,426	0.0

			$1,512,613	$1,537,382	0.1%

ING Oppenheimer Main Street Portfolio ®	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 99.7%
		Advertising: 0.1%
2,100	L	Catalina Marketing Corp.	$54,390
4,200		Omnicom Group, Inc.	371,784

			426,174

		Aerospace/Defense: 2.1%
40,900		Boeing Co.	2,391,014
200		Engineered Support Systems, Inc.	10,704
5,500		General Dynamics Corp.	588,775
3,000	L	Goodrich Corp.	114,870
1,000		L-3 Communications Holdings, Inc.	71,020
30,000		Lockheed Martin Corp.	1,831,800
31,100		Northrop Grumman Corp.	1,678,778
22,900		Raytheon Co.	886,230
5,100		Rockwell Collins, Inc.	242,709
3,100	L	United Defense Industries, Inc.	227,602
45,900		United Technologies Corp.	4,666,194

			12,709,696

		Agriculture: 2.0%
137,000		Altria Group, Inc.	8,958,430
1,700		Loews Corp.	56,270
26,600		Monsanto Co.	1,715,700
13,700		Reynolds American, Inc.	1,104,083
4,200		UST, Inc.	217,140

			12,051,623

		Airlines: 0.0%
3,500	@, L	Alaska Air Group, Inc.	103,040
1,000	@, L	Continental Airlines, Inc.	12,040

			115,080

		Apparel: 0.5%
17,900	@	Coach, Inc.	1,013,677
11,300		Nike, Inc.	941,403
6,400	@	Timberland Co.	453,952
1,700	@, @@	Tommy Hilfiger Corp.	19,890
9,300		VF Corp.	550,002

			2,978,924

		Auto Manufacturers: 0.5%
128,100	L	Ford Motor Co.	1,451,373
3,700	L	General Motors Corp.	108,743
5,800	@, L	Navistar Intl. Corp.	211,120
14,000		PACCAR, Inc.	1,013,460
1,200	L	Wabash National Corp.	29,280

			2,813,976

		Auto Parts and Equipment: 0.1%
8,500	@@, L	Autoliv, Inc.	405,025
800	L	BorgWarner, Inc.	38,944
1,900		Dana Corp.	24,301
16,000	@, L	Goodyear Tire & Rubber Co.	213,600

			681,870

		Banks: 7.5%
2,200		Associated Banc-Corp.	68,706
278,800		Bank of America Corp.	12,295,080
21,700		BB&T Corp.	848,036
11,400		Comerica, Inc.	627,912
5,800	L	Compass Bancshares, Inc.	263,320

ING Oppenheimer Main Street Portfolio ®	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 7.5% (continued)
13,000		Fifth Third Bancorp	$558,740
300	@@	First Bancorp Puerto Rico	12,675
6,700		Fremont General Corp.	147,333
7,300		Hibernia Corp.	233,673
2,900	L	Huntington Bancshares, Inc.	69,310
700	L	Investors Financial Services Corp.	34,237
41,600	L	KeyCorp	1,349,920
6,500	L	M & T Bank Corp.	663,390
35,600		National City Corp.	1,192,600
27,300		North Fork Bancorp, Inc.	757,302
18,300		PNC Financial Services Group, Inc.	942,084
600	@@, L	R-G Financial Corp	18,702
22,300	L	Regions Financial Corp.	722,520
1,400	@	Silicon Valley Bancshares	61,684
21,800		SunTrust Banks, Inc.	1,571,126
54,800		The Bank of New York Co., Inc.	1,591,940
3,385	@@, L	Toronto-Dominion Bank	139,970
185,000		U.S. Bancorp	5,331,700
12,800		UnionBanCal Corp.	784,000
139,700		Wachovia Corp.	7,112,127
109,800		Wells Fargo & Co.	6,566,040
3,200		Zions Bancorporation	220,864

			44,184,991

		Beverages: 2.3%
34,200		Anheuser-Busch Cos., Inc.	1,620,738
124,300		Coca-Cola Co.	5,179,581
100	L	Molson Coors Brewing Co.	7,717
14,400		Pepsi Bottling Group, Inc.	401,040
700		PepsiAmericas, Inc.	15,862
123,800		PepsiCo, Inc.	6,565,114

			13,790,052

		Biotechnology: 0.4%
44,200	@	Amgen, Inc.	2,572,882

			2,572,882

		Building Materials: 0.4%
10,900		American Standard Cos., Inc.	506,632
3,800		Eagle Materials, Inc.	301,152
800	L	Lafarge North America, Inc.	46,760
1,800	L	Martin Marietta Materials, Inc.	100,656
34,100		Masco Corp.	1,182,247
2,200		Texas Industries, Inc.	118,250
7,800	@, L	USG Corp.	258,648

			2,514,345

		Chemicals: 2.2%
6,500	@@	Agrium, Inc.	118,625
4,000		Air Products & Chemicals, Inc.	253,160
500		Cabot Corp.	16,715
73,400		Dow Chemical Co.	3,658,990
101,000		E.I. du Pont EI de Nemours & Co.	5,175,240
8,900		Eastman Chemical Co.	525,100
2,200	@, L	FMC Corp.	117,590
3,500		Georgia Gulf Corp.	160,930
4,700	@, L	Mosaic Co.	80,182
1,100	@@	Nova Chemicals Corp.	47,245
3,800	@	OM Group, Inc.	115,596

ING Oppenheimer Main Street Portfolio ®	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Chemicals: 2.2% (continued)
14,000		PPG Industries, Inc.	$1,001,280
9,500		Praxair, Inc.	454,670
17,300	L	Rohm & Haas Co.	830,400
4,400		Sherwin-Williams Co.	193,556
8,800	@, L	WR Grace & Co.	74,976

			12,824,255

		Coal: 0.0%
3,200		Massey Energy Co.	128,128

			128,128

		Commercial Services: 0.4%
300	@, L	Advisory Board Co.	13,110
1,100		Cendant Corp.	22,594
2,800	@	Convergys Corp.	41,804
600		Corporate Executive Board Co.	38,370
7,500		Equifax, Inc.	230,175
3,000	@	ITT Educational Services, Inc.	145,500
2,200	@, L	Korn/Ferry Intl.	41,866
21,900		McKesson Corp.	826,725
6,100		Moody’s Corp.	493,246
2,140	@, L	PHH Corp.	46,802
2,400	@, L	Rent-A-Center, Inc.	65,544
100	@, L	Resources Connection, Inc.	2,093
7,400	L	Robert Half Intl., Inc.	199,504
5,100	@	Sotheby’s Holdings	86,496

			2,253,829

		Computers: 4.6%
35,200	@, L	Apple Computer, Inc.	1,466,784
26,100	@, L	Brocade Communications Systems, Inc.	154,512
3,400	@, L	Computer Sciences Corp.	155,890
203,700	@	Dell, Inc.	7,826,154
23,300	L	Electronic Data Systems Corp.	481,611
109,200	@	EMC Corp.	1,345,344
159,200		Hewlett-Packard Co.	3,492,848
113,300		International Business Machines Corp.	10,353,354
21,000	@	Maxtor Corp.	111,720
600	@, L	Micros Systems, Inc.	22,026
15,200	@, L	NCR Corp.	512,848
5,200	@, L	PalmOne, Inc.	131,976
12,000	@, L	Storage Technology Corp.	369,600
28,700	@	Sun Microsystems, Inc.	115,948
20,300	@, L	Synopsys, Inc.	367,430
27,700	@, L	Western Digital Corp.	353,175

			27,261,220

		Cosmetics/Personal Care: 2.3%
1,900		Colgate-Palmolive Co.	99,123
200		Estee Lauder Cos., Inc.	8,996
90,700		Gillette Co.	4,578,536
20,900		Kimberly-Clark Corp.	1,373,757
144,700		Procter & Gamble Co.	7,669,100

			13,729,512

		Distribution/Wholesale: 0.2%
4,500		Genuine Parts Co.	195,705
16,700	@	Ingram Micro, Inc.	278,389
700	L	SCP Pool Corp.	22,302
4,000	@	Tech Data Corp.	148,240

ING Oppenheimer Main Street Portfolio ®	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Distribution/Wholesale: 0.2% (continued)
4,200		W.W. Grainger, Inc.	$261,534
1,300	@, L	Wesco Intl., Inc.	36,400

			942,570

		Diversified Financial Services: 9.0%
4,800	@, L	Affiliated Managers Group	297,744
44,900		American Express Co.	2,306,513
10,700	@	AmeriCredit Corp.	250,808
13,800		Bear Stearns Cos., Inc.	1,378,620
13,600	L	Capital One Financial Corp.	1,016,872
52,800		Charles Schwab Corp.	554,928
9,600		CIT Group, Inc.	364,800
337,400		Citigroup, Inc.	15,162,756
52,000		Countrywide Financial Corp.	1,687,920
22,500	@, L	E*TRADE Financial Corp.	270,000
63,100		Fannie Mae	3,435,795
13,400		Franklin Resources, Inc.	919,910
42,600		Freddie Mac	2,692,320
3,200		Goldman Sachs Group, Inc.	351,968
5,200		Indymac Bancorp, Inc.	176,800
215,100		J.P. Morgan Chase & Co.	7,442,460
4,200	L	Legg Mason, Inc.	328,188
22,500		Lehman Brothers Holdings, Inc.	2,118,600
65,800		MBNA Corp.	1,615,390
87,100		Merrill Lynch & Co., Inc.	4,929,860
82,200		Morgan Stanley	4,705,950
22,000	L	SLM Corp.	1,096,480

			53,104,682

		Electric: 2.1%
7,600	L	Ameren Corp.	372,476
23,000		American Electric Power Co., Inc.	783,380
9,900	@, L	CMS Energy Corp.	129,096
4,000		Constellation Energy Group, Inc.	206,800
7,200		Dominion Resources, Inc.	535,896
58,300	L	Duke Energy Corp.	1,632,983
29,800		Edison Intl.	1,034,656
11,300		Entergy Corp.	798,458
32,600		Exelon Corp.	1,496,014
5,200		FirstEnergy Corp.	218,140
21,900	L	FPL Group, Inc.	879,285
900	@	NRG Energy, Inc.	30,735
300		NSTAR	16,290
34,500		PG&E Corp.	1,176,450
5,600		PPL Corp.	302,344
2,700		Progress Energy, Inc.	113,265
14,700	L	Public Service Enterprise Group, Inc.	799,533
19,200	L	Southern Co.	611,136
18,700	L	TXU Corp.	1,489,081

			12,626,018

		Electrical Components and Equipment: 0.3%
20,900		Emerson Electric Co.	1,357,037
5,200	@	Energizer Holdings, Inc.	310,960
6,300	@, L	Rayovac Corp.	262,080

			1,930,077

		Electronics: 0.2%
9,400	@	Agilent Technologies, Inc.	208,680
12,100		Amphenol Corp.	448,184

ING Oppenheimer Main Street Portfolio ®	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Electronics: 0.2% (continued)
13,100		Applera Corp. — Applied Biosystems Group	$258,594
9,100		PerkinElmer, Inc.	187,733
10,600	@	Thermo Electron Corp.	268,074
3,100	@	Thomas & Betts Corp.	100,130

			1,471,395

		Engineering and Construction: 0.0%
7,900	@, L	Shaw Group, Inc.	172,220

			172,220

		Entertainment: 0.0%
3,900		International Game Technology	103,974
500	@	Isle of Capri Casinos, Inc.	13,270
2,000	@	Penn National Gaming, Inc.	58,760

			176,004

		Environmental Control: 0.1%
6,300		Republic Services, Inc.	210,924
17,100		Waste Management, Inc.	493,335

			704,259

		Food: 0.9%
44,900		Archer-Daniels-Midland Co.	1,103,642
3,200		Chiquita Brands Intl., Inc.	85,696
2,900		ConAgra Foods, Inc.	78,358
19,600		General Mills, Inc.	963,340
6,600		H.J. Heinz Co.	243,144
14,400		Hershey Foods Corp.	870,624
2,000		Hormel Foods Corp.	62,220
1,700		Kellogg Co.	73,559
12,100	@, L	Kroger Co.	193,963
6,500	L	Pilgrim’s Pride Corp.	232,180
800	@	Safeway, Inc.	14,824
45,600		Sara Lee Corp.	1,010,496
2,000	@	Smithfield Foods, Inc.	63,100
9,300		SUPERVALU, Inc.	310,155
4,300		Sysco Corp.	153,940

			5,459,241

		Forest Products and Paper: 0.3%
12,500		Georgia-Pacific Corp.	443,625
8,900		International Paper Co.	327,431
13,700		Louisiana-Pacific Corp.	344,418
11,400		MeadWestvaco Corp.	362,748
12	L	Neenah Paper, Inc.	403
3,800		Potlatch Corp.	178,866
2,800		Temple-Inland, Inc.	203,140

			1,860,631

		Gas: 0.1%
6,200	L	Atmos Energy Corp.	167,400
4,900		Sempra Energy	195,216

			362,616

		Healthcare—Products: 3.4%
12,900		Baxter Intl., Inc.	438,342
24,100		Becton Dickinson & Co.	1,407,922
11,200	@	Boston Scientific Corp.	328,048
1,500	@	Dade Behring Holdings, Inc.	88,395
6,700		Guidant Corp.	495,130
1,400	@	Haemonetics Corp.	59,024
211,300		Johnson & Johnson	14,190,908

ING Oppenheimer Main Street Portfolio ®	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Healthcare—Products: 3.4% (continued)
3,500	L	LCA-Vision, Inc.	$116,550
62,400		Medtronic, Inc.	3,179,280
4,400	@	Visx, Inc.	103,136

			20,406,735

		Healthcare—Services: 2.4%
25,800		Aetna, Inc.	1,933,710
2,200	@	American Healthways, Inc.	72,644
3,800	@	Apria Healthcare Group, Inc.	121,980
2,800	@, L	Beverly Enterprises, Inc.	34,664
7,700	@	Coventry Health Care, Inc.	524,678
18,800		HCA, Inc.	1,007,116
14,200	@	Humana, Inc.	453,548
2,200	@, L	Kindred Healthcare, Inc.	77,220
2,600	@, L	Lincare Holdings, Inc.	114,998
500	@	PacifiCare Health Systems, Inc.	28,460
4,000	@, L	Pediatrix Medical Group, Inc.	274,360
9,500		Quest Diagnostics, Inc.	998,735
4,300	@, L	Sierra Health Services, Inc.	274,512
1,800	@	Triad Hospitals, Inc.	90,180
54,500		UnitedHealth Group, Inc.	5,198,210
4,300	@, L	Wellchoice, Inc.	229,233
21,900	@	WellPoint, Inc.	2,745,165

			14,179,413

		Home Builders: 0.5%
3,600	L	Beazer Homes USA, Inc.	179,496
1,300	@	Cavco Industries, Inc.	31,435
1,100		Centex Corp.	62,997
27,733		DR Horton, Inc.	810,913
4,400	L	KB Home	516,824
3,400	L	Lennar Corp.	192,712
900		MDC Holdings, Inc.	62,685
200	@, L	NVR, Inc.	157,000
2,600		Pulte Homes, Inc.	191,438
3,200		Ryland Group, Inc.	198,464
1,300	@, L	Toll Brothers, Inc.	102,505
3,600	@, L	WCI Communities, Inc.	108,288
3,300	L	Winnebago Industries, Inc.	104,280

			2,719,037

		Home Furnishings: 0.0%
1,100		Ethan Allen Interiors, Inc.	35,200
2,500	L	Furniture Brands Intl., Inc.	54,525
1,100	@, L	Tempur-Pedic Intl., Inc.	20,526

			110,251

		Household Products/Wares: 0.1%
4,300	L	American Greetings Corp.	109,564
6,300		Clorox Co.	396,837

			506,401

		Housewares: 0.1%
9,400	L	Newell Rubbermaid, Inc.	206,236
4,600	L	Toro Co.	407,100

			613,336

		Insurance: 4.1%
12,200	@@	ACE Ltd.	503,494
13,000		AFLAC, Inc.	484,380
49,300		Allstate Corp.	2,665,158

ING Oppenheimer Main Street Portfolio ®	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Insurance: 4.1% (continued)
1,900		Ambac Financial Group, Inc.	$142,025
4,500		American Financial Group, Inc.	138,600
149,500		American Intl. Group, Inc.	8,283,795
3,900	L	AmerUs Group Co.	184,275
100	L	Assurant, Inc.	3,370
16,000		Chubb Corp.	1,268,320
12,700		CIGNA Corp.	1,134,110
3,400		Cincinnati Financial Corp.	148,274
10,600	@	Fidelity National Financial, Inc.	349,164
6,700		First American Corp.	220,698
23,200		Hartford Financial Services Group, Inc.	1,590,592
3,200		LandAmerica Financial Group, Inc.	160,096
8,100		Lincoln National Corp.	365,634
17,100		Loews Corp.	1,257,534
10,900		Marsh & McLennan Cos., Inc.	331,578
2,400	L	MBIA, Inc.	125,472
32,500		MetLife, Inc.	1,270,750
1,600		MGIC Investment Corp.	98,672
1,600		Nationwide Financial Services	57,440
5,400		Old Republic Intl. Corp.	125,766
1,800	@@	PartnerRe Ltd.	116,280
31,900		Principal Financial Group, Inc.	1,227,831
8,800		Progressive Corp.	807,488
1,900		Protective Life Corp.	74,670
4,300		Prudential Financial, Inc.	246,820
4,800	L	Reinsurance Group Of America	204,384
8,900		Safeco Corp.	433,519
6,900		St. Paul Travelers Cos., Inc.	253,437
2,200		StanCorp Financial Group, Inc.	186,516
1,700		UICI	41,225
400	@	Universal American Financial Corp.	6,920
6,200		UnumProvident Corp.	105,524

			24,613,811

		Internet: 0.6%
4,700	@	CheckFree Corp.	191,572
27,100	@, L	Earthlink, Inc.	243,900
34,000	@	eBay, Inc.	1,266,840
2,800	@	eResearch Technology, Inc.	32,984
8,600	@	Internet Security Systems	157,380
2,600	@, L	j2 Global Communications, Inc.	89,206
9,300	@, L	McAfee, Inc.	209,808
16,500	@	United Online, Inc.	172,755
8,800	@, L	Valueclick, Inc.	93,368
1,500	@	Verisign, Inc.	43,050
1,300	@, L	Webex Communications, Inc.	28,067
3,600	@	Websense, Inc.	193,680
28,600	@	Yahoo!, Inc.	969,540

			3,692,150

		Investment Companies: 0.0%
5,800	L	American Capital Strategies Ltd.	182,178

			182,178

		Iron/Steel: 0.3%
4,400	L	Carpenter Technology Corp.	261,404
18,800		Nucor Corp.	1,082,128
4,300	@	Oregon Steel Mills, Inc.	98,900

ING Oppenheimer Main Street Portfolio ®	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Iron/Steel: 0.3% (continued)
2,300		Reliance Steel & Aluminum Co.	$92,023
2,800	L	Schnitzer Steel Industries, Inc.	94,444
3,800	L	United States Steel Corp.	193,230

			1,822,129

		Leisure Time: 0.3%
5,700		Carnival Corp.	295,317
12,900		Harley-Davidson, Inc.	745,104
4,400	L	Nautilus Group, Inc.	104,544
1,900		Polaris Industries, Inc.	133,437
1,300		Royal Caribbean Cruises Ltd.	58,097
9,600	L	Sabre Holdings Corp. — Class A	210,048

			1,546,547

		Lodging: 0.6%
19,500	@	Caesars Entertainment, Inc.	385,905
1,400		Choice Hotels Intl., Inc.	86,730
800		Hilton Hotels Corp.	17,880
8,400		Mandalay Resort Group	592,116
17,400		Marriott Intl., Inc.	1,163,364
14,400	@, L	MGM Mirage	1,019,808
8,700	L	Starwood Hotels & Resorts Worldwide, Inc.	522,261

			3,788,064

		Machinery—Construction and Mining: 0.4%
20,900		Caterpillar, Inc.	1,911,096
2,200	L	Joy Global, Inc.	77,132
4,300	@	Terex Corp.	186,190

			2,174,418

		Machinery—Diversified: 0.3%
4,400	L	Cummins, Inc.	309,540
6,200		Deere & Co.	416,206
18,100		Rockwell Automation, Inc.	1,025,184

			1,750,930

		Media: 2.5%
21,600		Clear Channel Communications, Inc.	744,552
102,700	@, L	Comcast Corp.	3,469,206
22,000	@	EchoStar Communications Corp.	643,500
4,200		Gannett Co., Inc.	332,136
1,900	L	Knight-Ridder, Inc.	127,775
30,200	@	Liberty Media Corp.	313,174
1,500	@	Liberty Media Intl., Inc.	65,610
10,100		McGraw-Hill Cos., Inc.	881,225
29,000	L	News Corp.	490,680
215,900	@	Time Warner, Inc.	3,789,045
59,500		Viacom, Inc.	2,072,385
62,900		Walt Disney Co.	1,807,117

			14,736,405

		Metal Fabricate/Hardware: 0.1%
4,300	L	Mueller Industries, Inc.	121,045
3,100		Precision Castparts Corp.	238,731
2,400		Quanex Corp.	127,968
8,300		Worthington Industries, Inc.	160,024

			647,768

		Mining: 0.4%
23,800		Alcoa, Inc.	723,282
12,600	L	Phelps Dodge Corp.	1,281,798
5,100	L	Southern Peru Copper Corp.	282,846

			2,287,926

ING Oppenheimer Main Street Portfolio ®	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Miscellaneous Manufacturing: 5.6%
68,600		3M Co.	$5,878,334
1,600	@	Actuant Corp.	71,872
1,700		Brink’s Co.	58,820
2,400		Cooper Industries Ltd.	171,648
19,100	L	Eastman Kodak Co.	621,705
629,500		General Electric Co.	22,699,770
1,000		Harsco Corp.	59,610
17,200		Honeywell Intl., Inc.	640,012
10,100		Illinois Tool Works, Inc.	904,253
10,100	@@	Ingersoll-Rand Co.	804,465
800		Pall Corp.	21,696
6,500		SPX Corp.	281,320
15,100		Textron, Inc.	1,126,762

			33,340,267

		Office/Business Equipment: 0.0%
1,700		Pitney Bowes, Inc.	76,704

			76,704

		Oil and Gas: 10.7%
6,200		Amerada Hess Corp.	596,502
19,000		Anadarko Petroleum Corp.	1,445,900
22,400		Apache Corp.	1,371,552
1,200		Berry Petroleum Co.	61,740
26,200		Burlington Resources, Inc.	1,311,834
19,000	@@	Canadian Natural Resources Ltd.	1,073,555
19,700		Chesapeake Energy Corp.	432,218
149,700		ChevronTexaco Corp.	8,729,007
1,000	@, L	Cimarex Energy Co.	39,000
41,800		ConocoPhillips	4,507,712
40,700		Devon Energy Corp.	1,943,425
7,200	L	Diamond Offshore Drilling	359,280
3,600	@	Energy Partners Ltd.	93,492
17,500		EOG Resources, Inc.	852,950
453,800		Exxon Mobil Corp.	27,046,481
7,500	@, L	Forest Oil Corp.	303,750
5,100		Frontier Oil Corp.	184,926
1,500		Helmerich & Payne, Inc.	59,535
1,700		Holly Corp.	63,359
1,800	@	Houston Exploration Co.	102,510
15,000		Kerr-McGee Corp.	1,174,950
14,700		Marathon Oil Corp.	689,724
3,100		Murphy Oil Corp.	306,063
1,500	@	Newfield Exploration Co.	111,390
4,000	L	Noble Energy, Inc.	272,080
24,200		Occidental Petroleum Corp.	1,722,314
65,400	@, @@	Paramount Resources Ltd.	1,675,204
2,800		Patina Oil & Gas Corp.	112,000
1,600	@	Petroleum Development Corp.	60,304
9,100	@, L	Plains Exploration & Production Co.	317,590
3,000	@, @@	Precision Drilling Corp.	224,408
1,200		Premcor, Inc.	71,616
5,000	@, L	Pride Intl., Inc.	124,200
400	L	St. Mary Land & Exploration Co.	20,020
5,900		Sunoco, Inc.	610,768
33,900	@@	Talisman Energy, Inc.	1,159,748
10,100	@, L	Tesoro Petroleum Corp.	373,902

ING Oppenheimer Main Street Portfolio ®	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Oil and Gas: 10.7% (continued)
16,500	@	Transocean, Inc.	$849,090
27,800		Unocal Corp.	1,714,982
11,300		Valero Energy Corp.	827,951
1,500	L	Vintage Petroleum, Inc.	47,190
1,900	@, L	Whiting Petroleum Corp.	77,482
1,466		XTO Energy, Inc.	48,143

			63,169,847

		Oil and Gas Services: 0.3%
20,200		Baker Hughes, Inc.	898,698
6,300	@	Cal Dive Intl., Inc.	285,390
8,400		Halliburton Co.	363,300
6,100	@	Maverick Tube Corp.	198,311
3,000	@	Oil States Intl., Inc.	61,650
3,800	@	Universal Compression Holdings, Inc.	143,906

			1,951,255

		Packaging and Containers: 0.2%
5,200		Ball Corp.	215,696
12,200	@	Crown Holdings, Inc.	189,832
19,200	@	Owens-Illinois, Inc.	482,688
3,200	@	Pactiv Corp.	74,720

			962,936

		Pharmaceuticals: 6.0%
95,200		Abbott Laboratories	4,438,224
6,600	L	Allergan, Inc.	458,502
2,400		Alpharma, Inc.	29,568
1,600	L	Amerisourcebergen Corp.	91,664
1,500	@, L	Andrx Corp.	34,005
8,200	@	Barr Laboratories, Inc.	400,406
66,900		Bristol-Myers Squibb Co.	1,703,274
7,700	@	Caremark Rx, Inc.	306,306
19,600		Eli Lilly & Co.	1,021,160
7,800	@	Endo Pharmaceuticals Holdings, Inc.	175,890
1,600	@, L	Express Scripts, Inc.	139,504
15,700	@, L	Forest Laboratories, Inc.	580,115
31,000	@	Medco Health Solutions, Inc.	1,536,670
202,400		Merck & Co., Inc.	6,551,688
567,000		Pfizer, Inc.	14,895,090
200	@, L	United Therapeutics Corp.	9,139
72,000		Wyeth	3,036,960

			35,408,165

		Pipelines: 0.2%
10,500	@, L	Dynegy, Inc.	41,055
4,300	L	Kinder Morgan, Inc.	325,510
40,000		Williams Cos., Inc.	752,400

			1,118,965

		Retail: 7.2%
6,700		Abercrombie & Fitch Co.	383,508
1,800	@	Advance Auto Parts, Inc.	90,810
5,700	@	Aeropostale, Inc.	186,675
16,100		American Eagle Outfitters, Inc.	475,755
8,300	@	Autonation, Inc.	157,202
9,700	@	Barnes & Noble, Inc.	334,553
500	L	Bebe Stores, Inc.	16,975
15,800	@	Bed Bath & Beyond, Inc.	577,332
28,300		Best Buy Co., Inc.	1,528,483

ING Oppenheimer Main Street Portfolio ®	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 7.2% (continued)
5,700	@, L	BJ’s Wholesale Club, Inc.	$177,042
4,300	L	Blockbuster, Inc.	37,969
13,400		Borders Group, Inc.	356,708
3,500		CBRL Group, Inc.	144,550
7,300	@, L	CEC Entertainment, Inc.	267,180
3,000	@, L	Childrens Place	143,250
24,100		Circuit City Stores, Inc.	386,805
2,100	@	Copart, Inc.	49,476
23,100		Costco Wholesale Corp.	1,020,558
7,800		Darden Restaurants, Inc.	239,304
12,600		Dillard’s, Inc.	338,940
2,600	@, L	Electronics Boutique Holdings Corp.	111,722
22,200		Federated Department Stores, Inc.	1,412,808
1,000		Finish Line	23,150
58,500		Gap, Inc.	1,277,640
1,200	@	Guitar Center, Inc.	65,796
5,100	@	Hollywood Entertainment Corp.	67,167
146,900		Home Depot, Inc.	5,617,456
30,800		J.C. Penney Co., Inc. Holding Co.	1,599,136
1,100	@, L	Jack in the Box, Inc.	40,810
31,200		Limited Brands, Inc.	758,160
31,300		Lowe’s Cos., Inc.	1,786,917
85,600		McDonald’s Corp.	2,665,584
4,600	@, L	Men’s Wearhouse, Inc.	194,166
14,100		Michaels Stores, Inc.	511,830
5,100		Nordstrom, Inc.	282,438
5,300		Nu Skin Enterprises, Inc.	119,303
25,900	@	Office Depot, Inc.	574,462
17,200	@	Pacific Sunwear of California	481,256
1,200	@	PETCO Animal Supplies, Inc.	44,172
21,200	@	Rite Aid Corp.	83,952
3,768	@, L	Sears Holdings Corp.	501,761
33,800		Staples, Inc.	1,062,334
15,400	@, L	Starbucks Corp.	795,564
700		Talbots, Inc.	22,386
53,700		Target Corp.	2,686,074
23,000		TJX Cos., Inc.	566,490
6,900	@	Too, Inc.	170,223
14,700	@	Toys R US, Inc.	378,672
167,300		Wal-Mart Stores, Inc.	8,383,403
34,300		Walgreen Co.	1,523,606
24,400		Yum! Brands, Inc.	1,264,164
4,000	@, L	Zale Corp.	118,880

			42,104,557

		Savings and Loans: 0.5%
8,000		Astoria Financial Corp.	202,400
12,800	L	Golden West Financial Corp.	774,400
400	@	Sterling Financial Corp.	14,280
45,500		Washington Mutual, Inc.	1,797,250

			2,788,330

		Semiconductors: 3.0%
2,600		Analog Devices, Inc.	93,964
68,600	@	Applied Materials, Inc.	1,114,750
64,100	@	Atmel Corp.	189,095
2,900	@	ATMI, Inc.	72,616

ING Oppenheimer Main Street Portfolio ®	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Semiconductors: 3.0% (continued)
3,000	@, L	Cypress Semiconductor Corp.	$37,800
26,030	@, L	Freescale Semiconductor, Inc.	444,008
12,600	@	Integrated Device Technology, Inc.	151,578
499,200		Intel Corp.	11,596,416
6,100		Intersil Corp.	105,652
10,600	@, L	KLA-Tencor Corp.	487,706
1,100	@, L	Lam Research Corp.	31,746
11,500		Linear Technology Corp.	440,565
19,200	@, L	LSI Logic Corp.	107,328
2,200		Maxim Integrated Products, Inc.	89,914
5,900	@	Micrel, Inc.	54,398
2,700		National Semiconductor Corp.	55,647
14,600	@, L	Omnivision Technologies, Inc.	221,190
93,400		Texas Instruments, Inc.	2,380,766
4,300	@, L	Varian Semiconductor Equipment Associates, Inc.	163,443

			17,838,582

		Software: 4.2%
4,500	@	Activision, Inc.	66,600
6,000	L	Acxiom Corp.	125,580
11,300		Adobe Systems, Inc.	759,021
3,800		Autodesk, Inc.	113,088
13,600	L	Automatic Data Processing, Inc.	611,320
200	@, L	BEA Systems, Inc.	1,594
6,000	@	BMC Software, Inc.	90,000
2,300	@, L	Cerner Corp.	120,773
6,500		Computer Associates Intl., Inc.	176,150
500	@, L	CSG Systems Intl., Inc.	8,145
1,800	@	Dun & Bradstreet Corp.	110,610
6,300	@	Electronic Arts, Inc.	326,214
15,900		First Data Corp.	625,029
3,500	@, L	Hyperion Solutions Corp.	154,385
644,200		Microsoft Corp.	15,570,314
391,600	@	Oracle Corp.	4,887,168
18,600	@	Sybase, Inc.	343,356
7,000	@, L	Take-Two Interactive Software, Inc.	273,700
15,300	@, L	Veritas Software Corp.	355,266

			24,718,313

		Telecommunications: 5.7%
28,900	@	3Com Corp.	102,884
6,800		Adtran, Inc.	119,952
17,800	L	Alltel Corp.	976,330
43,000		AT&T Corp.	806,250
81,000		BellSouth Corp.	2,129,490
12,400		CenturyTel, Inc.	407,216
361,600	@	Cisco Systems, Inc.	6,469,024
6,500		Citizens Communications Co.	84,110
2,300	@	Comverse Technology, Inc.	58,006
6,800	@	Corning, Inc.	75,684
8,300	@	Crown Castle Intl. Corp.	133,298
131,300		Motorola, Inc.	1,965,561
113,600	@	Nextel Communications, Inc.	3,228,512
89,400		QUALCOMM, Inc.	3,276,510
232,800		SBC Communications, Inc.	5,515,032
900	@, L	Spectrasite, Inc.	52,173
18,800		Sprint Corp.	427,700

ING Oppenheimer Main Street Portfolio ®	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 5.7% (continued)
2,900	L	Telephone & Data Systems, Inc.	$236,640
225,900		Verizon Communications, Inc.	8,019,450

			34,083,822

		Toys/Games/Hobbies: 0.1%
13,900	@, L	Action Performance Cos., Inc.	183,897
10,000	@, L	Marvel Enterprises, Inc.	200,000
8,900		Mattel, Inc.	190,015

			573,912

		Transportation: 1.3%
2,200	L	Arkansas Best Corp.	83,116
23,300		Burlington Northern Santa Fe Corp.	1,256,569
5,000		CNF, Inc.	233,950
8,000		CSX Corp.	333,200
4,100	@	EGL, Inc.	93,480
21,700		FedEx Corp.	2,038,715
1,800	@, L	General Maritime Corp.	87,192
3,500		JB Hunt Transport Services, Inc.	153,195
37,500		Norfolk Southern Corp.	1,389,375
3,100		OMI Corp.	59,365
4,000		Ryder System, Inc.	166,800
9,100	@, L	Swift Transportation Co., Inc.	201,474
22,000		United Parcel Service, Inc.	1,600,280
2,100	@, L	Yellow Roadway Corp.	122,934

			7,819,645

		Trucking and Leasing: 0.0%
1,800		Gatx Corp.	59,741

			59,741

		Total Common Stock (Cost $577,043,183)	591,638,810

ING Oppenheimer Main Street Portfolio ®	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 4.9%
		Securities Lending CollateralCC: 4.9%
$29,539,586		The Bank of New York Institutional Cash Reserves Fund		$29,539,586

		Total Short-Term Investments
		(Cost $29,539,586)		29,539,586

		Total Investments in Securities
		(Cost $606,582,769)*	104.6%	$621,178,396
		Other Assets and Liabilities—Net	(4.6)	(27,537,097)

		Net Assets	100.0%	$593,641,299

	@	Non-income producing security
	@@	Foreign issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2005.
	*	Cost for federal income tax purposes is $607,926,926. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$33,151,133
		Gross Unrealized Depreciation		(19,899,662)

		Net Unrealized Appreciation		$13,251,471

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2005 (Unaudited)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 3.5%
		Airlines: 0.2%
$1,550,000		Continental Airlines, Inc., 7.056%, due 09/15/09	$1,549,279
250,000	C, I, **	United AirLines, Inc., 7.130%, due 04/07/16	115,584

			1,664,863

		Auto Manufacturers: 0.1%
700,000	C	General Motors Corp., 8.250%, due 07/15/23	606,000

			606,000

		Diversified Financial Services: 1.0%
1,400,000		CIT Group, Inc., 7.750%, due 04/02/12	1,621,564
900,000		Citigroup, Inc., 5.625%, due 08/27/12	933,829
3,600,000		General Motors Acceptance Corp., 3.920%, due 10/20/05	3,592,346
2,200,000		General Motors Acceptance Corp., 8.000%, due 11/01/31	1,920,657
100,000		Goldman Sachs Group, Inc., 3.023%, due 07/23/09	100,622
600,000	C	Morgan Stanley, 5.300%, due 03/01/13	604,371

			8,773,389

		Electric: 0.4%
1,000,000	C	Entergy Gulf States, Inc., 3.600%, due 06/01/08	971,149
2,199,000	C	Pacific Gas & Electric Co., 3.260%, due 04/03/06	2,205,247

			3,176,396

		Forest Products and Paper: 0.0%
400,000	@@	Smurfit Capital Funding PLC, 6.750%, due 11/20/05	403,000

			403,000

		Oil and Gas: 0.6%
500,000	@@, C	Conoco Funding Co., 6.350%, due 10/15/11	545,665
150,000		El Paso CGP Co., 7.750%, due 06/15/10	150,750
1,150,000		Pemex Project Funding Master Trust, 7.375%, due 12/15/14	1,233,375
2,200,000		Pemex Project Funding Master Trust, 8.625%, due 02/01/22	2,505,250
350,000	#	Pemex Project Funding Master Trust, 9.250%, due 03/30/18	421,750

			4,856,790

		Pipelines: 0.2%
875,000	C	El Paso Corp., 7.750%, due 01/15/32	829,063
925,000	C	El Paso Corp., 7.800%, due 08/01/31	874,125

			1,703,188

		Sovereign: 0.0%
1,000,000	@@	Mexico Series C, 0.000%, due 06/30/05	140
1,000,000	@@	Mexico Series D, 0.000%, due 06/30/06	260
1,000,000	@@	Mexico Series E, 0.000%, due 06/30/07	235

			635

		Telecommunications: 1.0%
950,000	C	AT&T Corp., 9.050%, due 11/15/11	1,084,188
200,000	C	Qwest Capital Funding, Inc., 7.000%, due 08/03/09	188,500
600,000	C	Qwest Capital Funding, Inc., 7.250%, due 02/15/11	562,500
950,000	#, C	Qwest Corp., 9.125%, due 03/15/12	1,037,875
1,900,000	C	SBC Communications, Inc., 4.125%, due 09/15/09	1,849,834
4,300,000	#, C	SBC Communications, Inc., 4.206%, due 06/05/05	4,307,533

			9,030,430

		Total Corporate Bonds/Notes
		(Cost $30,114,425)	30,214,691

U.S. GOVERNMENT AGENCY OBLIGATIONS: 56.5%
		Federal Home Loan Mortgage Corporation: 18.7%
11,100,000		2.730%, due 05/05/05	11,070,647
7,034,735	C	2.750%, due 02/15/12	6,994,605
16,400,000		2.800%, due 06/07/05	16,313,769

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Federal Home Loan Mortgage Corporation: 18.7% (continued)
12,700,000		2.800%, due 06/13/05	$12,627,254
22,300,000		2.800%, due 06/15/05	22,168,766
22,600,000		2.810%, due 06/21/05	22,456,355
200,000		2.810%, due 06/30/05	198,587
100,000		3.050%, due 08/08/05	98,909
226,986	C	3.160%, due 12/15/29	228,277
7,169,086	C	3.500%, due 03/15/10	7,173,966
8,700,000	C	3.500%, due 05/15/19	8,636,847
602,989	C	3.500%, due 07/15/32	590,620
125,014		4.015%, due 06/01/24	127,293
4,866,013		4.440%, due 01/01/29	5,005,281
1,388,593	C	5.000%, due 09/15/16	1,400,971
5,750,000	C	5.000%, due 05/15/18	5,801,158
414,688		5.000%, due 08/01/33	407,027
2,000,000	W	5.000%, due 04/15/35	1,956,876
601,607		5.500%, due 07/01/07	613,428
3,798,355		5.500%, due 09/01/19	3,879,940
1,651,631		5.500%, due 03/01/23	1,671,119
231,819	C	5.500%, due 07/15/31	232,770
13,000,000	W	5.500%, due 04/01/33	13,036,556
378,622		5.952%, due 11/01/31	384,949
2,690,073		6.000%, due 01/01/22	2,772,365
3,275,025		6.000%, due 03/01/22	3,375,217
7,797,070		6.000%, due 10/01/22	8,035,605
474,034	C	6.000%, due 10/15/22	475,147
66,869		6.500%, due 07/01/19	69,799
1,202,862	C	7.500%, due 10/25/43	1,292,927
197,262	C	8.250%, due 08/15/21	197,760

			159,294,790

		Federal National Mortgage Association: 36.5%
19,300,000		2.370%, due 04/20/05	19,274,598
4,000,000		2.580%, due 05/11/05	3,988,283
500,000	W	2.790%, due 06/01/05	497,607
100,000		2.800%, due 06/08/05	99,466
900,000		2.800%, due 06/13/05	894,845
6,243,441	C	2.890%, due 08/15/26	6,247,052
1,606,623	C	2.940%, due 05/25/34	1,602,507
2,200,000		2.960%, due 05/25/05	2,190,082
2,700,000		3.050%, due 08/01/05	2,672,139
614,595		3.350%, due 03/25/17	620,956
1,419,166	C	3.460%, due 06/25/43	1,412,111
827,427		3.750%, due 04/25/32	843,956
181,067		3.802%, due 05/01/36	184,624
7,140,190		4.000%, due 08/25/09	7,156,960
1,410,031		4.855%, due 12/01/36	1,443,977
9,500,000	W	5.000%, due 04/01/18	9,494,062
279,944		5.000%, due 05/01/18	280,184
66,115		5.000%, due 01/01/19	66,171
229,956		5.000%, due 02/01/19	230,021
4,000,000	W	5.000%, due 05/15/19	3,988,752
4,100,000	C	5.000%, due 07/29/19	4,082,481
246,392		5.000%, due 02/01/20	246,498
500,000		5.000%, due 04/18/20	499,688
7,500,000	W	5.000%, due 05/01/33	7,312,499
400,246		5.000%, due 01/01/34	392,567

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Federal National Mortgage Association: 36.5% (continued)
1,833,169		5.000%, due 03/01/34	$1,797,996
1,805,892		5.000%, due 04/01/34	1,767,315
1,604,366		5.000%, due 05/01/34	1,570,095
6,104,498		5.001%, due 09/01/34	6,133,143
204,417		5.500%, due 01/01/14	208,705
181,215		5.500%, due 12/01/14	185,029
36,095		5.500%, due 06/01/16	36,834
280,778		5.500%, due 03/01/17	286,506
271,494		5.500%, due 01/01/18	277,030
2,694,375		5.500%, due 06/01/23	2,723,502
1,817,972		5.500%, due 01/01/33	1,825,550
11,599,282		5.500%, due 02/01/33	11,641,957
92,000,000	W	5.500%, due 04/01/33	92,143,703
9,224,017		5.500%, due 05/01/33	9,257,441
1,698,127		5.500%, due 10/01/33	1,704,280
1,728,219		5.500%, due 11/01/33	1,734,482
11,859,750		5.500%, due 12/01/33	11,902,726
1,070,427		5.500%, due 01/01/34	1,073,819
8,000,797		5.500%, due 09/01/34	8,020,383
4,130,502		5.500%, due 11/01/34	4,140,613
7,727,810		5.500%, due 12/01/34	7,746,729
6,041,728		5.500%, due 01/01/35	6,056,604
21,710,092		5.500%, due 02/01/35	21,763,454
26,114,066		5.500%, due 03/01/35	26,178,823
2,843,620		5.500%, due 04/01/35	2,850,734
7,725,348		6.000%, due 06/01/22	7,954,595
944,785		6.000%, due 09/01/22	972,821
948,058		6.000%, due 10/01/22	976,192
1,782,844		6.000%, due 01/01/23	1,835,749
474,138		6.250%, due 10/25/22	474,420
14,070		6.500%, due 11/01/15	14,700
208,350		6.500%, due 09/01/16	217,689
118,083		6.500%, due 02/01/17	123,378
21,489		6.500%, due 03/01/17	22,453
210,241		6.500%, due 04/01/17	219,670
1,600		6.500%, due 06/01/29	1,667

			311,562,873

		Government National Mortgage Association: 1.3%
935,358		3.375%, due 01/20/27	934,740
759,900		3.375%, due 05/20/29	759,433
657,635		3.375%, due 04/20/30	657,262
1,010,458		3.750%, due 08/20/27	1,024,554
1,410,703		4.125%, due 10/20/29	1,441,911
35,716	C	5.500%, due 11/20/31	35,675
6,364,485	C	6.000%, due 09/16/28	6,398,966

			11,252,541

		Total U.S. Government Agency Obligations
		(Cost $483,953,747)	482,110,204

U.S. TREASURY OBLIGATIONS: 9.2%
		U.S. Treasury Bond: 3.6%
8,400,000		1.625%, due 04/30/05	8,393,870
1,100,000		5.500%, due 08/15/28	1,195,305
10,900,000		6.000%, due 02/15/26	12,472,412

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

		U.S. Treasury Bond: 3.6% (continued)
6,000,000		6.250%, due 08/15/23	$6,987,894
1,400,000		7.250%, due 08/15/22	1,790,086

			30,839,567

		U.S. Treasury Inflation Indexed Bonds: 4.3%
1,400,000		0.875%, due 04/15/10	1,378,965
6,100,000		1.875%, due 07/15/13	6,446,101
24,100,000		2.000%, due 07/15/14	24,911,739
3,300,000		3.375%, due 01/15/07	4,171,085

			36,907,890

		U.S. Treasury Note: 1.3%
10,700,000		3.000%, due 12/31/06	10,567,513

			10,567,513

		Total U.S. Treasury Obligations
		(Cost $78,456,937)	78,314,970

ASSET-BACKED SECURITIES: 2.3%
		Credit Card Asset-Backed Securities: 0.3%
2,400,000	C	Sears Credit Account Master Trust, 2.940%, due 08/18/09	2,402,627

			2,402,627

		Home Equity Asset-Backed Securities: 0.5%
198,589	C	Advanta Mortgage Loan Trust, 3.225%, due 11/25/29	199,047
1,047,204	C	Citifinancial Mortgage Securities, Inc., 3.160%, due 05/25/33	1,048,993
957,849	C	Renaissance Home Equity Loan Trust, 3.290%, due 08/25/33	962,276
900,830	C	Residential Asset Securities Corp., 2.970%, due 06/25/25	901,386
910,852	#, C	Terwin Mortgage Trust, 3.010%, due 07/25/34	911,582

			4,023,284

		Other Asset-Backed Securities: 1.5%
968,376	C	Countrywide Asset-Backed Certificates, 2.940%, due 06/25/22	968,973
3,077,878	C	Countrywide Asset-Backed Certificates, 3.040%, due 09/25/21	3,081,009
2,921,493	C	First Franklin Mortgage Loan Asset Backed Certificates, 3.020%, due 10/25/13	2,923,893
121,131	C	Long Beach Mortgage Loan Trust, 3.250%, due 03/25/33	121,271
80,263	C	Merrill Lynch Mortgage Investors, Inc., 2.950%, due 12/25/34	80,316
5,841,503	C	SLM Student Loan Trust, 2.690%, due 10/26/09	5,843,999

			13,019,461

		Total Asset-Backed Securities
		(Cost $19,428,534)	19,445,372

COLLATERALIZED MORTGAGE OBLIGATIONS: 4.2%
		Agency Collateral PAC CMO: 0.3%
2,051,545		Fannie Mae, 3.500%, due 04/25/17	2,041,485
561,484		Federal Home Loan Bank, 8.175%, due 03/01/27	547,717

			2,589,202

		Commercial Mortgage-Backed Securities: 0.5%
4,200,000	#, C, I	Commercial Mortgage Pass Through Certificates, 2.990%, due 03/15/20	4,201,314

			4,201,314

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Whole Loan Collateral PAC: 0.4%
1,812,061		Residential Accredit Loans, Inc., 3.250%, due 03/25/33	$1,813,133
41,906		Residential Accredit Loans, Inc., 5.500%, due 06/25/17	42,219
1,442,680		Residential Asset Securitization Trust, 3.250%, due 05/25/33	1,445,575

			3,300,927

		Whole Loan Collateralized Mortgage Obligations: 3.0%
3,764,622	C	Countrywide Home Loan Mortgage Pass Through Trust, 3.170%, due 03/25/35	3,766,387
405,575		Credit Suisse First Boston Mortgage Securities Corp., 3.200%, due 08/25/33	401,549
1,503,085	C	Credit Suisse First Boston Mortgage Securities Corp., 5.750%, due 09/22/17	1,531,712
3,933,060	C	First Horizon Alternative Mortgage Securities, 4.550%, due 03/25/35	3,945,546
9,438	C	First Nationwide Trust, 8.500%, due 09/25/31	9,441
401,428	C	GSR Mortgage Loan Trust, 6.000%, due 03/25/32	403,838
2,287,093	C	Homestar Mortgage Acceptance Corp., 3.040%, due 01/25/22	2,288,620
172,815	#, C	Nomura Asset Acceptance Corp., 7.000%, due 02/19/30	180,171
416,362	C	Sequoia Mortgage Trust, 3.200%, due 07/20/33	415,363
2,189,513	C	Structured Asset Mortgage Investments, Inc., 3.802%, due 03/25/32	2,209,862
3,853,099	C	Washington Mutual, Inc., 2.960%, due 01/25/45	3,861,821
4,450,410	C	Washington Mutual, Inc., 3.120%, due 12/25/27	4,448,833
967,053	C	Washington Mutual, Inc., 3.422%, due 06/25/42	976,584
722,917	C	Washington Mutual, Inc., 3.433%, due 02/27/34	720,180
293,169	C	Washington Mutual, Inc., 5.131%, due 10/25/32	296,525
243,328	C	Washington Mutual, Inc., 6.000%, due 03/25/17	243,969

			25,700,401

		Total Collateralized Mortgage Obligations
		(Cost $35,874,618)	35,791,844

MUNICIPAL BONDS: 2.7%
		California: 0.2%
1,300,000	C	Golden State Tobacco Securitization Corp., 6.250%, due 06/01/33	1,334,918
650,000	I	State of California, 7.630%, due 07/01/12	758,108

			2,093,026

		Colorado: 0.4%
3,000,000		Colorado Department of Transportation, 5.000%, due 12/15/12	3,256,830

			3,256,830

		Georgia: 0.1%
500,000	C, I	State of Georgia, 7.610%, due 05/01/20	560,410

			560,410

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Illinois: 0.8%
1,700,000	C	Chicago Housing Authority, 5.375%, due 07/01/18	$1,807,644
3,720,000	C	City of Chicago, 5.000%, due 01/01/34	3,801,133
1,115,000	C, I	City of Chicago, 7.610%, due 01/01/35	1,175,210

			6,783,987

		Indiana: 0.1%
800,000	C	IPS Multi-School Building Corp., 5.000%, due 07/15/25	829,576

			829,576

		Louisiana: 0.1%
870,000	C	Tobacco Settlement Financing Corp., 5.875%, due 05/15/39	859,195

			859,195

		New Jersey: 0.2%
1,740,000	C	Tobacco Settlement Financing Corp., 6.000%, due 06/01/37	1,732,466
300,000	C	Tobacco Settlement Financing Corp., 6.750%, due 06/01/39	315,300

			2,047,766

		New York: 0.1%
630,000	C	New York City Municipal Water Finance Authority, 5.000%, due 06/15/34	646,134

			646,134

		Ohio: 0.0%
300,000	C	Kettering City School District, 5.000%, due 12/01/30	309,768

			309,768

		Texas: 0.4%
3,115,000	C	Lower Colorado River Authority, 5.000%, due 05/15/33	3,189,947

			3,189,947

		Washington: 0.2%
1,400,000		Energy Northwest, 5.500%, due 07/01/13	1,551,256

			1,551,256

		Wisconsin: 0.1%
865,000		Badger TOB Asset Securitization Corp., 6.375%, due 06/01/32	879,558

			879,558

		Total Municipal Bonds
		(Cost $22,305,818)	23,007,453

OTHER BONDS: 11.5%
		Brazil: 1.2%
504,000	@@, C	Brazilian Government Intl. Bond, 3.063%, due 04/15/06	503,898
99,535	@@, C	Brazilian Government Intl. Bond, 3.125%, due 04/15/09	97,432
2,170,606	@@, C	Brazilian Government Intl. Bond, 3.125%, due 04/15/12	2,050,499
5,358,966	@@, C	Brazilian Government Intl. Bond, 8.000%, due 04/15/14	5,339,073
1,040,000	@@	Brazilian Government Intl. Bond, 11.500%, due 03/12/08	1,176,760
800,000	@@	Brazilian Government Intl. Bond, 12.250%, due 03/06/30	972,000

			10,139,662

		Germany: 6.1%
9,900,000	@@	Deutsche Bundesrepublik, 3.750%, due 07/04/13	13,125,459
5,700,000	@@	Deutsche Bundesrepublik, 4.250%, due 01/04/14	7,808,829
7,700,000	@@	Deutsche Bundesrepublik, 4.500%, due 01/04/13	10,745,643
6,000,000	@@	Deutsche Bundesrepublik, 5.000%, due 07/04/12	8,613,614
3,400,000	@@	Deutsche Bundesrepublik, 6.250%, due 01/04/30	5,891,767
3,300,000	@@	Deutsche Bundesrepublik, 6.500%, due 07/04/27	5,803,789

			51,989,101

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

		France: 0.8%
1,000,000	@@	France Government Bond OAT, 4.750%, due 04/25/35	$1,438,066
3,100,000	@@	France Government Bond OAT, 5.750%, due 10/25/32	5,102,661

			6,540,727

		Hong Kong: 0.2%
1,700,000	@@, #	Hong Kong Government Intl. Bond, 5.125%, due 08/01/14	1,718,590

			1,718,590

		Italy: 0.8%
500,000	@@	Italy Buoni Poliennali Del Tesoro, 5.000%, due 05/01/08	692,588
335,000,000	@@	Italy Government Intl. Bond, 3.750%, due 06/08/05	3,152,580
300,000,000	@@	Italy Government Intl. Bond, 3.800%, due 03/27/08	3,100,372

			6,945,540

		Mexico: 0.4%
1,300,000	@@	Mexico Government Intl. Bond, 6.375%, due 01/16/13	1,352,000
1,000,000	@@	Mexico Government Intl. Bond, 8.000%, due 09/24/22	1,137,500
900,000	@@	Mexico Government Intl. Bond, 8.300%, due 08/15/31	1,032,750

			3,522,250

		Panama: 0.3%
300,000	@@	Panama Government Intl. Bond, 8.250%, due 04/22/08	321,000
750,000	@@	Panama Government Intl. Bond, 8.875%, due 09/30/27	810,000
1,250,000	@@	Panama Government Intl. Bond, 9.375%, due 01/16/23	1,406,250

			2,537,250

		Peru: 0.4%
900,000	@@	Peru Government Intl. Bond, 9.125%, due 01/15/08	985,500
1,960,000	@@	Peru Government Intl. Bond, 9.125%, due 02/21/12	2,214,800
300,000	@@	Peru Government Intl. Bond, 9.875%, due 02/06/15	348,000

			3,548,300

		Russia: 0.8%
5,910,000	@@, +	Russia Government Intl. Bond, 5.000%, due 03/31/30	6,060,705
700,000	@@	Russia Government Intl. Bond, 8.250%, due 03/31/10	755,720

			6,816,425

		South Africa: 0.1%
180,000	@@	South Africa Government Intl. Bond, 6.500%, due 06/02/14	189,450
600,000	@@	South Africa Government Intl. Bond, 9.125%, due 05/19/09	684,750

			874,200

		Spain: 0.4%
2,000,000	@@	Spain Government Bond, 5.750%, due 07/30/32	3,291,530

			3,291,530

		Total Other Bonds
		(Cost $97,212,966)	97,923,575

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares		Value

PREFERRED STOCK: 0.1%
	Diversified Financial Services: 0.1%
20,515	Fannie Mae	$1,139,865

	Total Preferred Stock
	(Cost $1,025,750)	1,139,865

OPTIONS: 0.0%

No. of Contracts

200		EURO Put Option, Strike Price 94.625, expires 09/19/05	—
45		EURO Put Option, Strike Price 94.500, expires 09/19/05	—
900		EURO Put Option, Strike Price 93.750, expires 12/19/05	—
381		EURO Put Option, Strike Price 94.000, expires 12/19/05	762
500,000	I	EURO Put Swaption, Put, 3 month LIBOR, 6.250%, expires 04/27/09	19,607
500,000	I	EURO Call Swaption, Put, 3 month LIBOR, 5.750%, expires 04/27/09	45,606

		Total Options
		(Cost $76,860)	65,975

		Total Long-Term Investments
		(Cost $768,449,655)	768,013,949

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 47.8%
	Certificates of Deposit: 2.3%
$19,700,000	Bank of America NA, 2.610%, due 04/20/05		$19,699,159

	Commercial Paper: 14.6%
22,900,000	Barclays PLC, 2.880%, due 06/03/05		22,783,439
3,500,000	Ford Motor Credit Co., 2.840%, due 04/08/05		3,497,792
1,500,000	General Electric Capital, 2.610%, due 04/28/05		1,496,964
23,300,000	Rabobank Group, 2.820%, due 04/01/05		23,298,176
21,800,000	Scandinaviska Enskilda Banken, 2.840%, due 05/17/05		21,719,376
3,100,000	Scandinaviska Enskilda Banken, 2.980%, due 06/24/05		3,078,362
23,300,000	Total SA, 2.830%, due 04/01/05		23,298,168
1,000,000	UBS Finance, 2.830%, due 04/01/05		999,921
2,000,000	UBS Finance, 2.870%, due 06/01/05		1,990,160
22,100,000	UBS Finance, 2.880%, due 06/02/05		21,989,279
600,000	UBS Finance, 2.900%, due 06/10/05		596,586

			124,748,223

	U.S. Treasury Bills: 25.4%
200,000,000	0.000%, due 08/18/05		198,425,994
10,400,000	2.570%, due 05/19/05		10,363,776
4,910,000	2.600%, due 06/02/05		4,887,733
2,640,000	2.670%, due 06/16/05		2,625,021

			216,302,524

	Repurchase Agreement: 5.5%
47,100,000	U.S Treasury Bond Repurchase Agreement dated 03/31/05, 2.500%, due 04/01/05, $47,103,271 to be received upon repurchase (Collateralized by $48,867,000, 3.500%, Market Value plus accrued interest $48,219,166, due 11/15/09).		47,100,000

			47,100,000

	Total Short-Term Investments
	(Cost $407,868,529)		407,849,906

	Total Investments In Securities
	(Cost $1,176,318,184)*	137.8%	$1,175,863,855
	Other Assets and Liabilities—Net	(37.8)	(322,240,338)

	Net Assets	100.0%	$853,623,517

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

	@@	Foreign issuer
	+	Step-up basis bonds. Interest rates shown reflect current and future coupon rates.
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	C	Bond may be called prior to maturity date.
	W	When-issued or delayed delivery security.
	I	Illiquid security
	**	Defaulted security
	XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.
	*	Cost for federal income tax purposes is $1,179,021,113.
Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$1,310,293
		Gross Unrealized Depreciation	(4,467,551)

		Net Unrealized Depreciation	$(3,157,258)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2005 (Unaudited)(continued)

No. of			Expiration	Strike
Contracts			Date	Price/Rate	Value

WRITTEN OPTIONS
Call Options Written
176	OTC	3 Months LIBOR/ 5 Years Interest Rate Swap	05/20/05	111.00	$(38,500)
48	OTC	3 Months LIBOR/ 5 Years Interest Rate Swap	05/20/05	112.00	(3,750)
79	OTC	3 Months LIBOR/ 7 Years Interest Rate Swap	09/23/05	4.00	(7,995)
387	OTC	3 Months LIBOR/ 7 Years Interest Rate Swap	09/23/05	4.00	(39,164)

	Total Liability for Call Options Written
	(Premiums received $884,657)				(89,409)

Put Options Written
48	OTC	3 Months LIBOR/ 5 Years Interest Rate Swap	05/20/05	106.00	(5,250)
52	OTC	3 Months LIBOR/ 5 Years Interest Rate Swap	05/20/05	107.00	(10,563)
363	OTC	3 Months LIBOR/ 5 Years Interest Rate Swap	05/20/05	108.00	(147,469)
57	OTC	3 Months LIBOR/ 5 Years Interest Rate Swap	05/20/05	108.00	(20,485)
82	OTC	3 Months LIBOR/ 5 Years Interest Rate Swap	05/20/05	109.00	(44,844)
79	OTC	3 Months LIBOR/ 7 Years Interest Rate Swap	09/23/05	6.00	(11,558)
119	OTC	3 Months LIBOR/ 7 Years Interest Rate Swap	09/23/05	7.00	(928)
97	OTC	3 Months LIBOR/ 7 Years Interest Rate Swap	12/21/05	94.25	(1,146)

	Total Liability for Put Options Written
	(Premiums received $790,769)				(242,243)

	Total Written Options
	(Premiums received $1,675,426)				$(331,652)

The following short positions were held by the ING PIMCO Core Bond Portfolio at March 31, 2005:

Principal
Amount	Description	Market Value

$15,000,000	U.S. Treasury Note, 3.000%, due 11/15/07	$14,678,910
33,700,000	U.S. Treasury Note, 3.250%, due 08/15/07	33,256,373
16,000,000	U.S. Treasury Note, 3.625%, due 05/15/13	15,191,264
2,900,000	U.S. Treasury Note, 3.875%, due 02/15/13	2,800,199
11,900,000	U.S. Treasury Note, 4.000%, due 11/51/12	11,621,100
14,400,000	U.S. Treasury Note, 4.250%, due 08/15/14	14,125,507
10,200,000	U.S. Treasury Note, 4.750%, due 05/15/14	10,394,443

	Total Short Positions
	(Proceeds $102,337,978)	$102,067,796

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2005 (Unaudited)(continued)

At March 31, 2005 the following forward foreign currency contracts were outstanding for the ING PIMCO Core Bond Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)

			USD
Euro
EUR 3,470,000	Buy	04/18/05	4,645,036	$4,511,474	$(133,562)
Euro
EUR 236,000	Buy	04/25/05	304,152	306,877	2,725

					$(130,837)

Euro
EUR 48,630,000	Sell	04/25/05	64,092,672	63,234,850	857,822
Japanese Yen
JPY 48,944,000	Sell	04/13/05	466,369	458,093	8,276

					$866,098

Information concerning open futures contracts for the ING PIMCO Core Bond Portfolio at March 31, 2005 is shown below:

	No. of	Notional	Expiration	Unrealized
Long Contracts	Contracts	Market Value	Date	Gain (Loss)

90 Day EURO	330	$79,600,125	06/13/05	$(593,349)
90 Day EURO	299	71,778,688	09/19/05	(472,956)
90 Day EURO	1,107	265,029,638	12/19/05	(790,793)
90 Day EURO	50	11,918,125	12/18/06	45,000
Euro-Bund	146	22,506,115	06/08/05	145,884
Japanese 10 Year Bond	8	10,427,076	06/09/05	126,483
U.S. 10 Year Treasury Note	2,289	250,109,027	06/30/05	(1,881,547)
U.S. Treasury Bond	235	26,173,125	06/30/05	(173,592)

				$(3,594,870)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2005 (Unaudited)(continued)

Information concerning the Credit Default Agreements outstanding for the ING PIMCO Core Bond Portfolio at March 31, 2004, is shown below:

			Notional	Unrealized
	Termination		Principal	Appreciation
	Date		Amount	(Depreciation)

Albertson’s, Inc.
Receive $300,000 in the event of default and pay 0.680%
Counterparty: Credit Suisse First Boston International	12/20/08	XX	$300,000	$(2,007)

Allstate Corp.
Receive $1,800,000 in the event of default and pay 0.260%
Counterparty: Morgan Stanley Capital Services, Inc.	12/20/08	XX	1,800,000	(8,529)

Capital One
Receive $100,000 in the event of default and pay 1.350%
Counterparty: JPMorgan Chase Bank	12/20/08	XX	100,000	(2,884)

Carnival Corp.
Receive $100,000 in the event of default and pay 0.480%
Counterparty: ABN AMRO Bank N.V.	12/20/08	XX	100,000	(997)

Clear Channel Communications, Inc.
Receive $300,000 in the event of default and pay 0.610%
Counterparty: Credit Suisse First Boston International	12/20/08	I, XX	300,000	376

Costco Wholesale Corp.
Receive $300,000 in the event of default and pay 0.240%
Counterparty: Lehman Brothers Special Financing, Inc.	12/20/08	XX	300,000	(1,213)

Eaton Corp.
Receive $1,400,000 in the event of default and pay 0.280%
Counterparty: Citibank NA	12/20/08	XX	1,400,000	(7,716)

Eli Lilly and Company
Receive $1,500,000 in the event of default and pay 0.160%
Counterparty: Barclays Bank PLC	12/20/08	XX	1,500,000	(3,354)

Emerson
Receive $1,100,000 in the event of default and pay 0.210%
Counterparty: Morgan Stanley Capital Services, Inc.	12/20/08	XX	1,100,000	(1,102)

Federated
Receive $300,000 in the event of default and pay 0.410%
Counterparty: Credit Suisse First Boston International	12/20/08	XX	300,000	(1,117)

FedEx
Receive $1,100,000 in the event of default and pay 0.290%
Counterparty: Barclays Bank PLC	12/20/08	XX	1,100,000	(4,445)

Gannett Co., Inc.
Receive $400,000 in the event of default and pay 0.220%
Counterparty: Merrill Lynch Capital Services	12/20/08	XX	400,000	(354)

Goodrich Corp.
Receive $300,000 in the event of default and pay 0.900%
Counterparty: Credit Suisse First Boston International	12/20/08	XX	300,000	(6,259)

Goodrich Corp.
Receive $600,000 in the event of default and pay 0.970%
Counterparty: Lehman Brothers Special Financing, Inc.	12/20/08	XX	600,000	(13,972)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2005 (Unaudited)(continued)

			Notional	Unrealized
	Termination		Principal	Appreciation
	Date		Amount	(Depreciation)

Home Depot, Inc.
Receive $1,500,000 in the event of default and pay 0.120%
Counterparty: Lehman Brothers Special Financing, Inc.	12/20/08	XX	1,500,000	$(3,240)

Ingersoll-Rand Co. Ltd.
Receive $800,000 in the event of default and pay 0.320%
Counterparty: Merrill Lynch Capital Services	12/20/08	XX	800,000	(3,974)

Johnson & Johnson
Receive $1,500,000 in the event of default and pay 0.110%
Counterparty: Lehman Brothers Special Financing, Inc.	12/20/08	XX	1,500,000	(1,388)

Lockheed Martin Corp.
Receive $300,000 in the event of default and pay 0.440%
Counterparty: Credit Suisse First Boston International	12/20/08	XX	300,000	(1,891)

Lockheed Martin Corp.
Receive $600,000 in the event of default and pay 0.530%
Counterparty: Lehman Brothers Special Financing, Inc.	12/20/08	XX	600,000	(5,650)

Masco Corp.
Receive $700,000 in the event of default and pay 0.30%
Counterparty: Lehman Brothers Special Financing, Inc.	12/20/08	XX	700,000	(673)

Northrop
Receive $600,000 in the event of default and pay 0.480%
Counterparty: Lehman Brothers Special Financing, Inc.	12/20/08	XX	600,000	(4,727)

RadioShack Corp.
Receive $700,000 in the event of default and pay 0.350%
Counterparty: Lehman Brothers Special Financing, Inc.	12/20/08	I, XX	700,000	777

Russia
Receive $1,900,000 in the event of default and pay 0.610%
Counterparty: Morgan Stanley Capital Services, Inc.	03/20/07	XX	1,900,000	(9,147)

Russia
Receive $2,100,000 in the event of default and pay 0.700%
Counterparty: Morgan Stanley Capital Services, Inc.	07/20/05	XX	2,100,000	(6,945)

Russia
Receive $600,000 in the event of default and pay 1.080%
Counterparty: Morgan Stanley Capital Services, Inc.	07/20/05	I, XX	600,000	866

TRW, Inc.
Receive $100,000 in the event of default and pay 0.290%
Counterparty: UBS AG	12/20/08	XX	100,000	(131)

Wal-mart
Receive $200,000 in the event of default and pay 0.140%
Counterparty: Citibank NA	12/20/08	XX	200,000	(432)

Wal-mart
Receive $2,300,000 in the event of default and pay 0.140%
Counterparty: Lehman Brothers Special Financing, Inc.	12/20/08	XX	2,300,000	(4,968)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2005 (Unaudited)(continued)

			Notional	Unrealized
	Termination		Principal	Appreciation
	Date		Amount	(Depreciation)

Wal-mart
Receive $300,000 in the event of default and pay 0.150%
Counterparty: Credit Suisse First Boston International	12/20/08	XX	300,000	$(752)

Walt Disney
Receive $300,000 in the event of default and pay 0.530%
Counterparty: Credit Suisse First Boston International	12/20/08	XX	300,000	(3,358)

Walt Disney
Receive $900,000 in the event of default and pay 0.670%
Counterparty: Barclays Bank PLC	12/20/08	XX	900,000	(14,434)

Whirlpool
Receive $700,000 in the event of default and pay 0.290%
Counterparty: Lehman Brothers Special Financing, Inc.	12/20/08	I, XX	700,000	1,072

				$(112,568)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2005 (Unaudited)(continued)

Information concerning the Interest Rate Swap Agreements outstanding for the ING PIMCO Core Bond Portfolio at March 31, 2005, is shown below:

				Notional	Unrealized
	Termination			Principal	Appreciation
	Date			Amount	(Depreciation)

Received a fixed rate equal to 4.000% and pay a floating rate based on 3-month LIBOR.
Counterparty: Morgan Stanley Capital Services, Inc.	06/15/10	XX	USD	6,100,000	$(127,190)

Received a fixed rate equal to 4.000% and pay a floating rate based on 3-month LIBOR.
Counterparty: Lehman Brothers Special Financing, Inc.	06/15/10	XX	USD	35,100,000	(527,510)

Received a fixed rate equal to 5.000% and pay a floating rate based on 3-month LIBOR.
Counterparty: Morgan Stanley Capital Services, Inc.	06/15/15	I, XX	USD	28,700,000	605,784

Received a fixed rate equal to 5.000% and pay a floating rate based on 3-month LIBOR.
Counterparty: Goldman Sachs Capital Market, LP	06/15/15	I, XX	USD	12,200,000	234,245

Received a fixed rate equal to 5.000% and pay a floating rate based on 3-month LIBOR.
Counterparty: Goldman Sachs Capital Market, LP	06/15/15	I, XX	USD	35,800,000	808,961

Received a fixed rate equal to 5.000% and pay a floating rate based on 3-month LIBOR.
Counterparty: Goldman Sachs Capital Market, LP	06/15/25	XX	USD	13,300,000	85,026

Received a fixed rate equal to 3.500% and pay a floating rate based on 3-month LIBOR.
Counterparty: Union Bank of Switzerland AG	08/18/05	XX	USD	200,000,000	(39,410)

Received a fixed rate equal to 4.000% and pay a floating rate based on 3-month LIBOR.
Counterparty: Morgan Stanley Capital Services, Inc.	08/15/07	XX	USD	33,700,000	(1,030,325)

Received a fixed rate equal to 4.000% and pay a floating rate based on 3-month LIBOR.
Counterparty: Morgan Stanley Capital Services, Inc.	06/15/10	XX	USD	6,100,000	(127,312)

Received a fixed rate equal to 5.000% and pay a floating rate based on 6-month LIBOR.
Counterparty: Morgan Stanley Capital Services, Inc.	06/18/34	XX	GBP	1,300,000	11,186

Received a fixed rate equal to 5.000% and pay a floating rate based on 6-month LIBOR.
Counterparty: JPMorgan Chase Bank	03/15/15	XX	GBP	8,400,000	(64,258)

Received a fixed rate equal to 5.000% and pay a floating rate based on 6-month LIBOR.
Counterparty: JPMorgan Chase Bank	06/17/05	XX	EUR	—	—

Received a fixed rate equal to 5.000% and pay a floating rate based on 6-month LIBOR.
Counterparty: Union Bank of Switzerland AG	12/15/14	XX	EUR	54,700,000	(4,521,916)

Received a fixed rate equal to 2.000% and pay a floating rate based on 6-month LIBOR.
Counterparty: Union Bank of Switzerland AG	06/15/05	XX	JPY	255,000,000	(14,022,050)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2005 (Unaudited)(continued)

				Notional	Unrealized
	Termination			Principal	Appreciation
	Date			Amount	(Depreciation)

Received a fixed rate equal to 5.000% and pay a floating rate based on 6-month LIBOR.
Counterparty: Barclays Bank PLC	06/18/34	XX	GBP	1,200,000	$(20,232)

Received a fixed rate equal to 6.000% and pay a floating rate based on 6-month LIBOR.
Counterparty: JPMorgan Chase Bank	06/18/34	I, XX	EUR	5,600,000	419,082

Received a fixed rate equal to 2.000% and pay a floating rate based on 6-month LIBOR.
Counterparty: Morgan Stanley Capital Services, Inc.	06/15/05	XX	JPY	260,000,000	(12,409,692)

Received a fixed rate equal to 5.000% and pay a floating rate based on 6-month LIBOR.
Counterparty: Union Bank of Switzerland AG	06/18/34	XX	GBP	1,100,000	(13,206)

Received a fixed rate equal to 2.000% and pay a floating rate based on 6-month LIBOR.
Counterparty: Goldman Sachs International	06/15/05	XX	JPY	129,100,000	(4,883,971)

Received a fixed rate equal to 2.000% and pay a floating rate based on 6-month LIBOR.
Counterparty: Goldman Sachs Capital Market, LP	06/15/05	XX	JPY	130,000,000	(7,214,015)

					$(42,836,803)

Information concerning the Total Return Swap Agreements outstanding for the ING PIMCO Core Bond Portfolio at March 31, 2005, is shown below:

			Notional	Unrealized
	Termination		Principal	Appreciation
	Date		Amount	(Depreciation)

Receive total return on Lehman Brothers Commercial Mortgage-Backed Securities Index and pay a floating rate based on 1-month LIBOR-BBA less 0.350%
Counterparty: Lehman Brothers Special Financing, Inc.	4/1/2005	I	$1,700,000	$(19,411)

Total Return Swap Agreements				$(19,411)

Total Swap Agreements				$(42,968,782)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2005 (Unaudited)(continued)

Illiquid Securities

Pursuant to guidelines adopted by the Portfolio’s Board, the following securities have been deemed to be illiquid. ING PIMCO Core Bond Portfolio currently limits investment in illiquid securities to 15% of the Portfolio’s net assets, at market value, at time of purchase.

	Shares/	Initial
	Principal	Acquisition			Percentage
	Amount	Date	Cost	Value	of Net Assets

City of Chicago, 7.610%, due 01/01/35	1,115,000	03/24/05	$1,178,776	$1,175,210	0.1%
Commercial Mortgage Pass Through Certificates, 2.990%, due 03/15/20	4,200,000	03/23/05	4,200,000	4,201,314	0.5
State of California, 7.630%, due 07/01/12	650,000	03/24/05	765,533	758,108	0.1
State of Georgia, 7.610%, due 05/01/20	500,000	03/24/05	564,646	560,410	0.1
United AirLines, Inc., 7.130%, due 04/07/16	250,000	12/27/01	187,196	115,584	0.0
Clear Channel Communications, Inc.
Receive $300,000 in the event of default and pay 0.610%
Counterparty: Credit Suisse First Boston International	300,000	10/15/03	—	376	0.0
RadioShack Corp.
Receive $700,000 in the event of default and pay 0.350%
Counterparty: Lehman Brothers Special Financing, Inc.	700,000	09/29/03	—	777	0.0
Russia
Receive $600,000 in the event of default and pay 1.080%
Counterparty: Morgan Stanley Capital Services, Inc.	600,000	07/19/04	—	866	0.0
Whirlpool
Receive $700,000 in the event of default and pay 0.290%
Counterparty: Lehman Brothers Special Financing, Inc.	700,000	09/24/03	—	1,072	0.0
EURO Put Swaption, Put, 3 month LIBOR, 6.250%, expires 04/27/09	500,000	04/28/04	35,750	19,607	0.0
EURO Call Swaption, Put, 3 month LIBOR, 5.750%, expires 04/27/09	500,000	04/28/04	25,850	45,606	0.0

Received a fixed rate equal to 6.000% and pay a floating rate based on 6-month LIBOR.
Counterparty: JPMorgan Chase Bank	5,600,000	07/12/04	—	659,798	0.1

Received a fixed rate equal to 5.000% and pay a floating rate based on 3-month LIBOR.
Counterparty: Goldman Sachs Capital Market, LP	35,800,000	12/03/04	—	32,215	0.0

Received a fixed rate equal to 5.000% and pay a floating rate based on 3-month LIBOR.
Counterparty: Goldman Sachs Capital Market, LP	12,200,000	12/06/04	—	10,978	0.0

Received a fixed rate equal to 5.000% and pay a floating rate based on 3-month LIBOR.
Counterparty: Morgan Stanley Capital Services, Inc.	28,700,000	12/06/04	—	25,826	0.0

Receive total return on Lehman Brothers Commercial Mortgage-Backed Securities Index and pay a floating rate based on 1-month LIBOR-BBA less 0.350%
Counterparty: Lehman Brothers Special Financing, Inc.	1,700,000	09/15/04	—	—	—

			$6,957,751	$7,607,747	0.9%

ING PIMCO High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 86.8%
		Agriculture: 0.9%
$1,350,000	#	Commonwealth Brands, Inc., 9.750%, due 04/15/08	$1,451,250
1,650,000	#, I	Commonwealth Brands, Inc., 10.625%, due 09/01/08	1,773,750
1,650,000	XX	DIMON, Inc., 6.250%, due 03/31/07	1,645,135
450,000		DIMON, Inc., 7.750%, due 06/01/13	506,250
750,000	L	North Atlantic Trading Co., 9.250%, due 03/01/12	566,250

			5,942,635

		Airlines: 1.3%
247,127		Continental Airlines, Inc., 6.545%, due 02/02/19	241,106
1,631,223	I, XX	Continental Airlines, Inc., 6.920%, due 04/02/13	1,629,053
150,000	L	Continental Airlines, Inc., 7.056%, due 09/15/09	149,930
467,787		Continental Airlines, Inc., 7.373%, due 12/15/15	391,532
162,004		Continental Airlines, Inc., 7.461%, due 04/01/15	152,317
761,658		Delta Air Lines, Inc., 7.379%, due 05/18/10	730,471
950,000		Delta Air Lines, Inc., 7.570%, due 11/18/10	886,099
1,717,069		Northwest Airlines, Inc., 6.810%, due 02/01/20	1,570,148
874,451		United Air Lines, Inc., 6.602%, due 09/01/13	835,170
294,473		United Air Lines, Inc., 7.186%, due 04/01/11	276,017
1,599,184	L, **	United Air Lines, Inc., 7.730%, due 07/01/10	1,473,445

			8,335,288

		Auto Parts and Equipment: 2.4%
2,600,000	L	ArvinMeritor, Inc., 8.750%, due 03/01/12	2,717,000
825,000	L	Delphi Corp., 6.500%, due 05/01/09	742,797
600,000	L	Delphi Corp., 6.500%, due 08/15/13	493,870
2,350,000	L	Dura Operating Corp., 8.625%, due 04/15/12	2,179,625
3,500,000	I, XX	Goodyear Tire & Rubber Co., 6.790%, due 09/30/07	3,529,533
950,000		Meritor Automotive, Inc., 6.800%, due 02/15/09	945,250
900,000	#, L	Tenneco Automotive, Inc., 8.625%, due 11/15/14	879,750
2,700,000		Tenneco Automotive, Inc., 10.250%, due 07/15/13	3,024,000
925,000		TRW Automotive, Inc., 9.375%, due 02/15/13	999,000

			15,510,825

		Banks: 0.5%
350,000	#	Riggs Capital Trust, 8.625%, due 12/31/26	393,750
950,000	#	Riggs Capital Trust, 8.875%, due 03/15/27	1,068,750
1,650,000		Riggs Capital Trust, 8.875%, due 03/15/27	1,856,250

			3,318,750

		Chemicals: 3.2%
1,750,000		Airgas, Inc., 6.250%, due 07/15/14	1,754,375
300,000		Arco Chemical Co., 10.250%, due 11/01/10	342,000
2,000,000	I, XX	Brenntag AG, 5.880%, due 02/27/12	2,034,376
1,800,000		Equistar Chemicals LP, 8.750%, due 02/15/09	1,939,500
1,475,000		Equistar Funding Corp., 10.125%, due 09/01/08	1,637,250
800,000		Equistar Funding Corp., 10.625%, due 05/01/11	902,000
1,437,248	I, XX	Headwaters, Inc., 4.950%, due 04/30/11	1,458,508
3,650,000		ISP Chemco, Inc., 10.250%, due 07/01/11	3,969,375
1,500,000		Johnsondiversey, Inc., 9.625%, due 05/15/12	1,881,041
750,000		Kronos Intl., Inc., 8.875%, due 06/30/09	1,042,969
2,950,000		Nalco Co., 7.750%, due 11/15/11	3,082,750
500,000	L	Nalco Co., 8.875%, due 11/15/13	537,500
600,000		Westlake Chemical Corp., 8.750%, due 07/15/11	659,250

			21,240,894

		Coal: 0.7%
300,000		Foundation PA Coal Co., 7.250%, due 08/01/14	306,000
4,075,000		Peabody Energy Corp., 6.875%, due 03/15/13	4,217,625

			4,523,625

ING PIMCO High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Commercial Services: 0.6%
2,125,000	#	Alderwoods Group, Inc., 7.750%, due 09/15/12	$2,183,438
1,700,000	L	Cenveo Corp., 9.625%, due 03/15/12	1,819,000

			4,002,438

		Distribution/Wholesale: 0.5%
1,350,000		Aviall, Inc., 7.625%, due 07/01/11	1,410,750
1,800,000	#, L	Buhrmann U.S., Inc., 7.875%, due 03/01/15	1,809,000

			3,219,750

		Diversified Financial Services: 5.6%
4,569,071	L	AES Ironwood LLC, 8.857%, due 11/30/25	5,277,277
702,295		AES Red Oak LLC, 8.540%, due 11/30/19	786,570
2,600,000	#, L	BCP Caylux Holdings Luxembourg SCA, 9.625%, due 06/15/14	2,977,000
3,000,000	@@, L	Bluewater Finance Ltd., 10.250%, due 02/15/12	3,270,000
2,000,000	I	Bombardier Capital, Inc., 7.090%, due 03/30/07	2,015,000
350,000	#, L	Borden US Finance Corp., 9.000%, due 07/15/14	379,750
763,020	#	Cedar Brakes II LLC, 9.875%, due 09/01/13	914,089
1,200,000	@@, #, L	Eircom Funding, 8.250%, due 08/15/13	1,311,000
3,075,000	#, L	KRATON Polymers LLC, 8.125%, due 01/15/14	2,928,938
7,404,881	#, L	Targeted Return Index Securities, 8.211%, due 08/01/15	7,705,207
3,000,000	#	UGS Corp., 10.000%, due 06/01/12	3,330,000
1,900,000		Universal City Development Partners, 11.750%, due 04/01/10	2,175,500
1,300,000	#, L	Universal City Florida Holding Co. I/II, 7.493%, due 05/01/10	1,352,000
1,500,000	I, XX	UPC Financing, 5.752%, due 09/15/12	1,519,376

			35,941,707

		Electric: 9.9%
3,000,000	L	AES Corp., 8.750%, due 05/15/13	3,285,000
2,100,000		AES Corp., 8.875%, due 02/15/11	2,283,750
479,038	I, XX	Allegheny Energy, 4.760%, due 03/08/11	488,519
1,362,284	I, XX	Allegheny Energy, 4.810%, due 03/08/11	1,389,246
19,188	I, XX	Allegheny Energy, 7.250%, due 03/08/11	19,568
3,350,000		CMS Energy Corp., 7.500%, due 01/15/09	3,467,250
1,325,000		CMS Energy Corp, 7.750%, due 08/01/10	1,387,938
1,500,000		Consumers Energy Co., 6.300%, due 02/01/12	1,459,310
1,470,000		Homer City Funding LLC, 8.137%, due 10/01/19	1,620,675
1,950,000		Ipalco Enterprises, Inc., 8.375%, due 11/14/08	2,135,250
850,000		Ipalco Enterprises, Inc., 8.625%, due 11/14/11	979,625
1,000,000		Midwest Generation LLC, 8.300%, due 07/02/09	1,073,125
7,200,000		Midwest Generation LLC, 8.560%, due 01/02/16	8,050,499
3,000,000	L	Midwest Generation LLC, 8.750%, due 05/01/34	3,360,000
1,650,000		MSW Energy Finance Co II, Inc., 7.375%, due 09/01/10	1,683,000
325,000	#	Nevada Power Co., 5.875%, due 01/15/15	318,500
1,100,000		Nevada Power Co., 6.500%, due 04/15/12	1,141,250
3,322,000	#, L	NRG Energy, Inc., 8.000%, due 12/15/13	3,529,625
1,250,000	L	PSEG Energy Holdings LLC, 7.750%, due 04/16/07	1,290,625
3,650,000		PSEG Energy Holdings LLC, 8.500%, due 06/15/11	3,941,999
650,000		PSEG Energy Holdings LLC, 8.625%, due 02/15/08	689,000
1,350,000		PSEG Energy Holdings LLC, 10.000%, due 10/01/09	1,522,125
153,846	I, XX	Reliant Energy, Inc., 5.225%, due 12/22/10	156,016
1,846,154	I, XX	Reliant Energy, Inc., 6.089%, due 12/22/10	1,872,198
2,425,000		Reliant Energy, Inc., 6.750%, due 12/15/14	2,273,438
3,350,000	L	Reliant Energy, Inc., 9.250%, due 07/15/10	3,601,249
750,000		Reliant Energy, Inc., 9.500%, due 07/15/13	819,375
1,250,000		Sierra Pacific Power Co., 8.000%, due 06/01/08	1,331,250
3,059,307	#	South Point Energy Center LLC, 8.400%, due 05/30/12	2,847,068
1,675,000	L	TECO Energy, Inc., 7.500%, due 06/15/10	1,792,250

ING PIMCO High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Electric: 9.9% (continued)
2,000,000		TECO Energy, Inc., 10.500%, due 12/01/07	$2,255,000
2,175,000	#	Texas Genco Financing Corp., 6.875%, due 12/15/14	2,191,313

			64,255,036

		Electrical Components and Equipment: 0.6%
900,000	@@	Legrand SA, 8.500%, due 02/15/25	1,089,000
850,000	@@	Legrand Holdings SA, 10.500%, due 02/15/13	964,750
1,925,000		Rayovac Corp., 8.500%, due 10/01/13	1,992,375

			4,046,125

		Electronics: 1.3%
800,000		Communications & Power Industries, Inc., 8.000%, due 02/01/12	816,000
4,850,000	L	Dresser, Inc., 9.375%, due 04/15/11	5,165,250
500,000	#	Fisher Scientific Intl., Inc., 6.750%, due 08/15/14	510,000
2,000,000		Fisher Scientific Intl., Inc., 8.000%, due 09/01/13	2,185,000

			8,676,250

		Entertainment: 0.6%
1,550,000		Argosy Gaming Co., 7.000%, due 01/15/14	1,683,687
725,000	#	Choctaw Resort Development Enterprise, 7.250%, due 11/15/19	721,375
1,775,000	L	Six Flags, Inc., 9.750%, due 04/15/13	1,664,063

			4,069,125

		Environmental Control: 1.3%
1,450,000		Allied Waste North America, 6.375%, due 04/15/11	1,355,750
925,000	L	Allied Waste North America, 6.500%, due 11/15/10	901,875
1,575,000	L	Allied Waste North America, 7.250%, due 03/15/15	1,504,125
1,650,000		Allied Waste North America, 7.875%, due 04/15/13	1,654,125
375,000	#	Allied Waste North America, 8.500%, due 12/01/08	386,250
1,050,000	L	Allied Waste North America, 8.875%, due 04/01/08	1,090,688
1,500,000	L	Allied Waste North America, 9.250%, due 09/01/12	1,612,500

			8,505,313

		Food: 1.4%
2,900,000		Ahold Finance USA, Inc., 8.250%, due 07/15/10	3,197,250
1,850,000		Ingles Markets, Inc., 8.875%, due 12/01/11	1,905,500
3,550,000		Roundy’s, Inc., 8.875%, due 06/15/12	3,816,250

			8,919,000

		Forest Products and Paper: 3.2%
700,000	@@	Abitibi-Consolidated, Inc., 5.250%, due 06/20/08	658,000
600,000	@@, L	Abitibi-Consolidated, Inc., 6.000%, due 06/20/13	522,000
1,200,000	@@	Abitibi-Consolidated, Inc., 6.950%, due 12/15/06	1,212,000
500,000	@@	Abitibi-Consolidated, Inc., 6.950%, due 04/01/08	495,000
500,000	@@, L	Abitibi-Consolidated, Inc., 7.500%, due 04/01/28	426,250
2,900,000	@@	Abitibi-Consolidated, Inc., 8.375%, due 04/01/15	2,834,750
500,000	@@	Abitibi-Consolidated, Inc., 8.550%, due 08/01/10	510,000
2,900,000	@@, L	Abitibi-Consolidated, Inc., 8.850%, due 08/01/30	2,733,250
325,000	#	Boise Cascade LLC, 7.125%, due 10/15/14	330,688
1,650,000	@@, L	Bowater Canada Finance, 7.950%, due 11/15/11	1,720,125
750,000		Georgia-Pacific Corp., 7.250%, due 06/01/28	776,250
1,000,000		Georgia-Pacific Corp., 7.375%, due 12/01/25	1,050,000
800,000		Georgia-Pacific Corp., 7.700%, due 06/15/15	881,000
1,750,000	L	Georgia-Pacific Corp., 8.000%, due 01/15/14	1,916,250
3,300,000		Georgia-Pacific Corp., 8.000%, due 01/15/24	3,696,000
1,200,000	L	Georgia-Pacific Corp., 8.875%, due 05/15/31	1,452,000

			21,213,563

		Gas: 0.0%
300,000		Colorado Interstate Gas Co., 6.850%, due 06/15/37	305,922

			305,922

ING PIMCO High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Healthcare—Products: 1.7%
2,400,000	X,X	Fresenius Medical Care Capital Trust II, 7.875%, due 02/01/08	$2,523,000
3,700,000		Fresenius Medical Care Capital Trust II, 7.875%, due 06/15/11	4,023,750
4,115,000		Rotech Healthcare, Inc., 9.500%, due 04/01/12	4,444,200

			10,990,950

		Healthcare—Services: 4.2%
470,000	#	Coventry Health Care, Inc., 5.875%, due 01/15/12	472,350
1,250,000	#	DaVita, Inc., 6.625%, due 03/15/13	1,243,750
2,050,000	#	DaVita, Inc., 7.250%, due 03/15/15	2,019,250
1,400,000		Extendicare Health Services, Inc., 9.500%, due 07/01/10	1,538,250
3,000,000		HCA, Inc., 6.250%, due 02/15/13	2,991,618
500,000	L	HCA, Inc., 6.300%, due 10/01/12	502,023
1,000,000	L	HCA, Inc., 6.375%, due 01/15/15	997,642
3,775,000		HCA, Inc., 6.750%, due 07/15/13	3,885,543
318,750	I, XX	HEALTHSOUTH Corp., 2.850%, due 03/31/10	322,685
1,181,250	I, XX	HEALTHSOUTH Corp., 5.350%, due 03/31/10	1,195,831
1,375,000	L	Tenet Healthcare Corp., 6.375%, due 12/01/11	1,275,313
350,000		Tenet Healthcare Corp., 6.500%, due 06/01/12	323,750
4,200,000	L	Tenet Healthcare Corp., 7.375%, due 02/01/13	3,979,500
1,250,000		Tenet Healthcare Corp., 9.875%, due 07/01/14	1,306,250
1,575,000	L	Triad Hospitals, Inc., 7.000%, due 05/15/12	1,598,625
2,300,000	L	Triad Hospitals, Inc., 7.000%, due 11/15/13	2,271,250
1,500,000	@@, I, XX	Warner Chilcott PLC, 5.584%, due 01/18/12	1,518,000

			27,441,630

		Holding Companies—Diversified: 1.3%
6,400,000	@@	JSG Funding PLC, 9.625%, due 10/01/12	6,912,000
1,150,000	@@	JSG Funding PLC, 10.125%, due 10/01/12	1,666,476

			8,578,476

		Household Products/Wares: 0.2%
1,525,000	#	Spectrum Brands, Inc., 7.375%, due 02/01/15	1,467,813

			1,467,813

		Leisure Time: 0.6%
750,000	@@, W	Bombardier Recreational Products, Inc., 8.375%, due 12/15/13	798,750
250,000	W	K2, Inc., 7.375%, due 07/01/14	260,000
2,900,000	@@, L	Royal Caribbean Cruises Ltd., 6.875%, due 12/01/13	3,037,750

			4,096,500

		Lodging: 3.3%
1,450,000		Boyd Gaming Corp., 7.750%, due 12/15/12	1,526,125
1,000,000	L	ITT Corp., 7.375%, due 11/15/15	1,080,000
650,000		Mandalay Resort Group, 6.500%, due 07/31/09	659,750
300,000	L	Mandalay Resort Group, 7.625%, due 07/15/13	316,500
3,425,000	L	Mandalay Resort Group, 9.375%, due 02/15/10	3,810,313
1,000,000		MGM Mirage, 6.000%, due 10/01/09	991,250
3,650,000	L	MGM Mirage, 8.375%, due 02/01/11	3,960,249
2,550,000		Starwood Hotels & Resorts Worldwide, Inc., 7.875%, due 05/01/12	2,798,625
1,825,000		Station Casinos, Inc., 6.000%, due 04/01/12	1,820,438
1,100,000	L	Station Casinos, Inc., 6.500%, due 02/01/14	1,097,250
3,825,000	#, L	Wynn Las Vegas Capital Corp., 6.625%, due 12/01/14	3,652,875

			21,713,375

		Machinery—Diversified: 0.1%
800,000	#	Dresser-Rand Group, Inc., 7.375%, due 11/01/14	804,000

			804,000

		Media: 9.9%
3,350,000		American Media Operation, Inc., 10.250%, due 05/01/09	3,467,250
1,300,000	#	Cablevision Systems Corp., 8.000%, due 04/15/12	1,342,250
1,190,000	@@, #	CanWest Media, Inc., 8.000%, due 09/15/12	1,258,425

ING PIMCO High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Media: 9.9% (continued)
2,850,000	@@	CanWest Media, Inc., 10.625%, due 05/15/11	$3,120,750
3,250,000	L	CCO Holdings LLC, 8.750%, due 11/15/13	3,266,250
1,091,750	I, XX	Charter Communications Operating Capital Corp., 5.980%, due 04/26/11	1,099,743
1,000,000	#	Charter Communications Operating Capital Corp., 8.000%, due 04/30/12	1,000,000
1,000,000	#, L	Charter Communications Operating Capital Corp., 8.375%, due 04/30/14	1,010,000
2,250,000	#	CSC Holdings, Inc., 6.750%, due 04/15/12	2,244,375
2,700,000		CSC Holdings, Inc., 7.625%, due 04/01/11	2,821,500
550,000		CSC Holdings, Inc., 8.125%, due 07/15/09	583,000
4,100,000		CSC Holdings, Inc., 8.125%, due 08/15/09	4,346,000
2,600,000		Dex Media Finance Co., 8.500%, due 08/15/10	2,788,500
3,371,000		Dex Media Finance Co., 9.875%, due 08/15/13	3,775,520
4,800,000	L	DirecTV Holdings LLC, 8.375%, due 03/15/13	5,219,999
3,200,000	W	Echostar DBS Corp., 5.750%, due 10/01/08	3,168,000
1,000,000	L	Echostar DBS Corp., 5.810%, due 10/01/08	1,028,750
300,000	#	Echostar DBS Corp., 6.625%, due 10/01/14	291,375
3,035,000	@@, #	Lighthouse Intl. Co. SA, 8.000%, due 04/30/14	3,998,673
4,540,000	L	Mediacom Broadband LLC, 11.000%, due 07/15/13	4,880,500
1,000,000		Medianews Group, Inc., 6.875%, due 10/01/13	985,000
650,000	L	Primedia, Inc., 7.625%, due 04/01/08	654,875
300,000		Primedia, Inc., 7.665%, due 05/15/10	319,500
1,010,000	L	Primedia, Inc., 8.000%, due 05/15/13	1,035,250
2,450,000	@@	Quebecor Media, Inc., 11.125%, due 07/15/11	2,719,500
375,000	@@, W	Rogers Cable, Inc., 6.750%, due 03/15/15	371,250
1,350,000	@@, C	Rogers Communications, Inc., 2.000%, due 11/26/05	1,329,750
1,325,000	L	Sinclair Broadcast Group, Inc., 8.000%, due 03/15/12	1,358,125
2,200,000		Sinclair Broadcast Group, Inc., 8.750%, due 12/15/11	2,321,000
1,050,000		Young Broadcasting, Inc., 8.500%, due 12/15/08	1,105,125
1,250,000	L	Young Broadcasting, Inc., 10.000%, due 03/01/11	1,284,375

			64,194,610

		Mining: 0.3%
2,000,000	@@, #, L	Novelis, Inc., 7.250%, due 02/15/15	1,970,000

			1,970,000

		Miscellaneous Manufacturing: 0.9%
548,077	@@, I, XX	Invensys PLC, 5.477%, due 09/05/09	558,353
45,070	@@, I, XX	Invensys PLC, 5.477%, due 09/30/09	45,915
1,600,000	@@, I, XX	Invensys PLC, 7.341%, due 09/05/09	1,648,000
1,350,000	@@, #, L	Invensys PLC, 9.875%, due 03/15/11	1,380,375
2,375,000		Trinity Industries, Inc., 6.500%, due 03/15/14	2,303,751

			5,936,394

		Oil and Gas: 3.6%
2,000,000	#, L	Chesapeake Energy Corp., 6.375%, due 06/15/15	1,985,000
1,600,000	#	Chesapeake Energy Corp., 7.500%, due 06/15/14	1,700,000
461,000		Chesapeake Energy Corp., 8.125%, due 04/01/11	490,965
400,000		El Paso CGP Co., 6.500%, due 06/01/08	394,000
1,500,000		El Paso CGP Co., 7.625%, due 09/01/08	1,511,250
400,000	L	El Paso CGP Co., 7.750%, due 06/15/10	402,000
600,000		El Paso CGP Co., 7.750%, due 10/15/35	561,000
300,000		El Paso CGP Co., 9.625%, due 05/15/12	328,500
1,125,000	I, XX	El Paso Production Holding Co., 5.083%, due 11/22/09	1,140,644
1,867,500	I, XX	El Paso Production Holding Co., 5.438%, due 11/22/09	1,896,680
3,225,000	L	El Paso Production Holding Co., 7.750%, due 06/01/13	3,281,437
1,350,000	L	Encore Acquisition Co., 6.250%, due 04/15/14	1,356,750
1,495,000		Exco Resources, Inc., 7.250%, due 01/15/11	1,524,900
300,000	@@, #	Gaz Capital for Gazprom, 8.625%, due 04/28/34	335,250
1,425,000		Plains Exploration & Production Co., 7.125%, due 06/15/14	1,496,250

ING PIMCO High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Oil and Gas: 3.6% (continued)
700,000		Premcor Refining Group, Inc., 6.750%, due 05/01/14	$703,500
600,000	I, XX	Valero Energy Corp., 7.800%, due 06/14/10	607,500
1,850,000	L	Vintage Petroleum, Inc., 7.875%, due 05/15/11	1,970,250
1,950,000		Vintage Petroleum, Inc., 8.250%, due 05/01/12	2,120,625

			23,806,501

		Oil and Gas Services: 1.4%
500,000		Hanover Compressor Co., 9.000%, due 06/01/14	537,500
4,300,000		Hanover Equipment Trust, 8.500%, due 09/01/08	4,504,250
2,000,000		Newpark Resources, 8.625%, due 12/15/07	1,990,000
2,150,000		SESI LLC, 8.875%, due 05/15/11	2,305,875

			9,337,625

		Packaging and Containers: 2.8%
2,850,000	@@	Crown European Holdings SA, 9.500%, due 03/01/11	3,142,125
825,000	@@, L	Crown European Holdings SA, 10.875%, due 03/01/13	961,125
750,000		Greif, Inc., 8.875%, due 08/01/12	813,750
350,000	L	Jefferson Smurfit Corp., 8.250%, due 10/01/12	361,375
1,350,000	@@	Norampac, Inc., 6.750%, due 06/01/13	1,380,375
1,000,000	#	Owens-Brockway, 6.750%, due 12/01/14	985,000
745,000		Owens-Brockway, 7.750%, due 05/15/11	784,113
1,450,000		Owens-Brockway, 8.250%, due 05/15/13	1,540,625
3,375,000		Owens-Brockway, 8.750%, due 11/15/12	3,704,062
775,000		Owens-Brockway, 8.875%, due 02/15/09	831,188
2,000,000	@@	Stone Container Corp., 7.375%, due 07/15/14	1,990,000
1,250,000	@@	Stone Container Corp., 8.375%, due 07/01/12	1,296,875
650,000	@@, L	Stone Container Corp., 9.750%, due 02/01/11	698,750

			18,489,363

		Pipelines: 5.0%
300,000		El Paso Corp., 7.000%, due 05/15/11	289,500
400,000	L	El Paso Corp., 7.375%, due 12/15/12	389,000
1,100,000		El Paso Corp., 7.800%, due 08/01/31	1,039,500
4,200,000	L	El Paso Corp., 7.875%, due 06/15/12	4,200,000
4,700,000		Roseton/Danskammer, 7.270%, due 11/08/10	4,644,187
2,300,000		Roseton/Danskammer, 7.670%, due 11/08/16	2,117,438
700,000		Sonat, Inc., 6.750%, due 10/01/07	708,750
4,600,000		Sonat, Inc., 7.625%, due 07/15/11	4,565,500
2,700,000		Transmontaigne, Inc., 9.125%, due 06/01/10	2,875,500
4,150,000		Williams Cos, Inc., 7.625%, due 07/15/19	4,513,125
4,100,000		Williams Cos, Inc., 7.875%, due 09/01/21	4,489,500
800,000	+	Williams Cos, Inc., 8.125%, due 03/15/12	880,000
1,800,000	L	Williams Cos, Inc., 8.750%, due 03/15/32	2,146,500

			32,858,500

		Real Estate: 0.1%
750,000		Forest City Enterprises, Inc., 7.625%, due 06/01/15	804,375

			804,375

		Real Estate Investment Trusts: 1.4%
2,489,189	I, XX	General Growth Properties, 4.940%, due 11/12/07	2,514,646
3,500,000	I, XX	General Growth Properties, 4.940%, due 11/12/08	3,563,039
1,100,000		La Quinta Properties, Inc., 7.000%, due 08/15/12	1,119,250
1,650,000		Ventas Realty LP, 8.750%, due 05/01/09	1,802,625

			8,999,560

		Retail: 2.0%
450,000	I, XX	AmeriGas Partners LP, 8.830%, due 04/19/10	474,802
400,000		AmeriGas Partners LP, 8.875%, due 05/20/11	426,000
200,000		AmeriGas Partners LP, 10.000%, due 04/15/06	211,000
1,900,000		Ferrellgas Escrow LLC, 6.750%, due 05/01/14	1,862,000

ING PIMCO High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Retail: 2.0% (continued)
1,350,000		Ferrellgas Partners LP, 8.750%, due 06/15/12	$1,410,750
2,500,000	I, XX	Ferrellgas Partners LP, 8.780%, due 08/01/07	2,639,451
500,000		JC Penney Co., Inc., 8.000%, due 03/01/10	502,500
1,500,000	#, L	Suburban Propane Partners LP, 6.875%, due 12/15/13	1,485,000
1,225,000	W	Suburban Propane Partners LP, 6.875%, due 12/15/13	1,212,750
2,925,000	L	Toys R US, Inc., 7.625%, due 08/01/11	2,764,125

			12,988,378

		Semiconductors: 0.2%
650,000		Freescale Semiconductor, Inc., 5.410%, due 07/15/09	670,313
425,000		Freescale Semiconductor, Inc., 7.125%, due 07/15/14	446,250

			1,116,563

		Telecommunications: 13.6%
2,750,000		ACC Escrow Corp., 10.000%, due 08/01/11	2,543,750
5,050,000	L	AT&T Corp., 9.050%, due 11/15/11	5,763,313
850,000		AT&T Corp., 9.750%, due 11/15/31	1,041,250
866,667	I, XX	Centennial Communications Corp., 4.920%, due 01/20/11	883,391
600,000	I, XX	Centennial Communications Corp., 4.920%, due 02/09/11	611,578
50,667	I, XX	Centennial Communications Corp., 5.150%, due 01/20/11	51,644
66,667	I, XX	Centennial Communications Corp., 5.380%, due 01/20/11	67,953
1,500,000	#	Cincinnati Bell, Inc., 7.000%, due 02/15/15	1,432,500
3,150,000	L	Cincinnati Bell, Inc., 7.250%, due 07/15/13	3,150,000
2,700,000	L	Cincinnati Bell, Inc., 8.375%, due 01/15/14	2,673,000
650,000	L	Crown Castle Intl. Corp., 9.375%, due 08/01/11	710,125
1,750,000		Crown Castle Intl. Corp., 10.750%, due 08/01/11	1,876,875
1,000,000	#	Dobson Cellular Systems, 8.375%, due 11/01/11	1,025,000
825,169	@@, I, XX	Inmarsat Ventures PLC, 5.502%, due 10/10/10	829,737
827,108	@@, I, XX	Inmarsat Ventures PLC, 6.531%, due 10/10/11	834,907
2,700,000	L	Insight Capital, Inc., 9.750%, due 10/01/09	2,833,000
1,700,000		Insight Capital, Inc., 10.500%, due 11/01/10	1,827,500
2,800,000	@@, #	Intelsat Bermuda Ltd., 7.794%, due 01/15/12	2,856,000
5,900,000	L	MCI, Inc., 7.688%, due 05/01/09	6,150,750
2,150,000		MCI, Inc., 8.735%, due 05/01/14	2,370,375
800,000	@@, #, L	Mobile Telesystems Finance SA, 8.000%, due 01/28/12	797,000
6,140,000		Nextel Communications, Inc, 6.875%, due 10/31/13	6,431,649
3,850,000		Nextel Communications, Inc., 7.375%, due 08/01/15	4,085,813
1,100,000		Northwestern Bell Telephone, 7.750%, due 05/01/30	1,023,000
1,262,387	I, XX	PanAmSat Corp., 5.300%, due 08/20/09	1,273,576
1,017,336	I, XX	PanAmSat Corp., 7.000%, due 08/20/09	1,026,354
1,000,000	L	Qwest Capital Funding, Inc., 7.000%, due 08/03/09	942,500
4,400,000		Qwest Capital Funding, Inc., 7.250%, due 02/15/11	4,125,000
300,000	L	Qwest Capital Funding, Inc., 7.750%, due 02/15/31	255,000
1,800,000	L	Qwest Capital Funding, Inc., 7.900%, due 08/15/10	1,732,500
6,050,000	#, L	Qwest Communications Intl., 7.250%, due 02/15/11	5,944,125
1,600,000	I, XX	Qwest Communications Intl., 7.390%, due 06/30/07	1,659,626
3,750,000	#, L	Qwest Communications Intl., 7.500%, due 02/15/14	3,684,375
5,100,000	#	Qwest Corp., 9.125%, due 03/15/12	5,571,750
2,000,000	#	Qwest Services Corp., 14.000%, due 12/15/10	2,325,000
850,000	@@	Rogers Wireless Communications, Inc., 6.375%, due 03/01/14	828,750
250,000	@@, W	Rogers Wireless Communications, Inc., 7.250%, due 12/15/12	256,250
650,000	@@, W	Rogers Wireless Communications, Inc., 7.500%, due 03/15/15	674,375
1,250,000	@@, W, L	Rogers Wireless Communications, Inc., 8.000%, due 12/15/12	1,290,625
1,700,000		Rural Cellular Corp., 8.250%, due 03/15/12	1,742,500
775,000	#, L	Time Warner Telecom Holdings, Inc., 9.250%, due 02/15/14	747,875
1,184,000	L	Time Warner Telecom Holdings, Inc., 9.750%, due 07/15/08	1,160,320
1,050,000	L	Time Warner Telecom Holdings, Inc., 10.125%, due 02/01/11	1,018,500

			88,129,111

ING PIMCO High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Transportation: 0.2%
950,000	#	Horizon Lines LLC, 9.000%, due 11/01/12	$1,016,500

			1,016,500

		Total Corporate Bonds/Notes (Cost $560,666,998)	566,766,470

OTHER BONDS: 7.9%
		Sovereign: 7.9%
16,099,179	@@, +, L	Brazilian Government Intl. Bond, 8.000%, due 04/15/14	16,039,417
1,900,000	@@, L	Brazilian Government Intl. Bond, 8.250%, due 01/20/34	1,691,950
500,000	@@	Brazilian Government Intl. Bond, 10.000%, due 08/07/11	542,500
300,000	@@, L	Brazilian Government Intl. Bond, 10.250%, due 06/17/13	327,750
3,500,000	@@	Brazilian Government Intl. Bond, 10.500%, due 07/14/14	3,858,750
1,500,000	@@	Brazilian Government Intl. Bond, 11.000%, due 01/11/12	1,702,500
308,826	@@	Federal Republic of Brazil, 3.125%, due 04/15/12	291,738
1,000,000	@@	Guatemala Government Bond, 9.250%, due 08/01/13	1,136,724
1,850,000	@@, L	Panama Government Intl. Bond, 8.875%, due 09/30/27	1,998,000
1,350,000	@@	Panama Government Intl. Bond, 9.375%, due 07/23/12	1,532,250
500,000	@@	Panama Government Intl. Bond, 9.375%, due 01/16/23	562,500
250,000	@@	Panama Government Intl. Bond, 9.375%, due 04/01/29	286,250
1,650,000	@@	Panama Government Intl. Bond, 9.625%, due 02/08/11	1,872,750
1,089,000	@@	Peru Government Intl. Bond, 4.500%, due 03/07/17	1,005,164
340,000	@@	Peru Government Intl. Bond, 5.000%, due 03/07/17	320,665
1,050,000	@@, L	Peru Government Intl. Bond, 9.125%, due 01/15/08	1,149,750
3,175,000	@@	Peru Government Intl. Bond, 9.125%, due 02/21/12	3,587,750
1,150,000	@@, L	Peru Government Intl. Bond, 9.875%, due 02/06/15	1,334,000
400,000	@@	Republic of Guatemala, 9.250%, due 08/01/13	454,690
7,575,000	@@	Russia Government Intl. Bond, 5.000%, due 03/31/30	7,768,163
1,000,000	@@	Russia Government Intl. Bond, 11.000%, due 07/24/18	1,387,592
800,000	@@	Ukraine Government Intl. Bond, 6.875%, due 03/04/11	824,000
300,000	@@, L	Ukraine Government Intl. Bond, 7.650%, due 06/11/13	322,125
1,082,715	@@	Ukraine Government Intl. Bond, 11.000%, due 03/15/07	1,164,460

		Total Other Bonds (Cost $48,876,294)	51,161,438

CONVERTIBLE CORPORATE BONDS: 0.1%
		Electric: 0.1%
300,000	L	CMS Energy Corp, 2.875%, due 12/01/24	334,125

			334,125

		Telecommunications: 0.0%
450,000	C	Nextel Communications Inc, 5.250%, due 01/15/10	463,500

			463,500

		Total Convertible Corporate Bonds (Cost $759,445)	797,625

ING PIMCO High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

PREFERRED STOCK: 0.0%
		Telecommunications: 0.0%
1,100	#	Dobson Communications Corp.	$85,525

		Total Preferred Stock
		(Cost $131,519)	85,525

		Total Long-Term Investments
		(Cost $610,434,256)	618,811,058

Principal
Amount

SHORT-TERM INVESTMENTS: 30.3%
		U.S. Government Agency Obligations: 4.5%
$14,700,000		Federal Home Loan Bank, 2.450%, due 04/01/05		14,699,000
14,700,000		Federal Home Loan Mortgage Corporation, 2.450%, due 04/01/05		14,698,999

		Total U.S. Government Agency Obligations
		(Cost $29,400,000)		29,397,999

		Securities Lending CollateralCC: 25.8%
168,619,178		The Bank of New York Institutional Cash Reserves Fund		168,619,178

		Total Securities Lending Collateral
		(Cost $168,619,178)		168,619,178
		Total Short-Term Investments
		(Cost $198,019,178)		198,017,177

		Total Investments in Securities
		(Cost $808,453,434)*	125.1%	$816,828,235
		Other Assets and Liabilities—Net	(25.1)	(163,728,249)

		Net Assets	100.0%	$653,099,986

	@@	Foreign issuer
	+	Step-up basis bonds. Interest rates shown reflect current and future coupon rates.
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2005.
	**	Defaulted security
	XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.
	*	Cost for federal income tax purposes is $808,815,080.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$14,481,718
		Gross Unrealized Depreciation		(6,468,563)

		Net Unrealized Appreciation		$8,013,155

ING PIMCO High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

At March 31, 2005, the following forward currency exchange contracts were outstanding for the ING PIMCO High Yield Portfolio.

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)

			USD
Euro
EUR 1653000	Buy	04/18/05	2,210,818	$2,149,126	$(61,692)
Euro
EUR 10068000	Sell	04/18/05	13,477,297	13,089,776	387,521

					$325,829

Information concerning the Credit Default Agreements outstanding for the ING PIMCO High Yield Portfolio at March 31, 2005, is shown below:

				Unrealized
	Termination		Notional	Appreciation
	Date		Principal	(Depreciation)

Bombardier Capital, Inc.
Pay $3,000,000 in the event of default and receive 2.000% per annum
Counterparty: Morgan Stanley Capital Services, Inc.	12/20/05	XX	$3,000,000	$(19,213)

DJ CDX NA HY
Pay $2,800,000 in the event of default and receive 3.750% per annum
Counterparty: UBS AG	12/20/09	I, XX	2,800,000	(65,674)

General Motors
Pay $3,000,000 in the event of default and receive 0.820% per annum
Counterparty: Lehman Brothers Special Financing, Inc.	12/20/05	XX	3,000,000	(49,375)

General Motors
Pay $2,000,000 in the event of default and receive 1.200% per annum
Counterparty: UBS AG	03/20/06	XX	2,000,000	(38,653)

MCI, Inc.
Pay $1,500,000 in the event of default and receive 1.500% per annum
Counterparty: Credit Suisse First Boston International	12/20/05	I, XX	1,500,000	10,114

Russian Federation
Pay $3,000,000 in the event of default and receive 0.700% per annum
Counterparty: Morgan Stanley Capital Services, Inc.	05/24/05	I, XX	3,000,000	753

				$(162,048)

ING PIMCO High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Illiquid Securities

Pursuant to guidelines adopted by the Portfolio’s Board, the following securities have been deemed to be illiquid. ING PIMCO High Yield Portfolio currently limits investment in illiquid securities to 15% of the Portfolio’s net assets, at market value, at time of purchase.

		Initial
	Share/Principal	Acquisition			Percentage
Security	Amount	Date	Cost	Value	of Net Assets

Allegheny Energy, 4.760%, due 03/08/11	479,038	10/27/04	$479,038	$488,519	0.1%
Allegheny Energy, 4.810%, due 03/08/11	1,362,284	10/27/04	1,362,284	1,389,246	0.2
Allegheny Energy, 7.250%, due 03/08/11	19,188	10/27/04	19,188	19,568	0.0
AmeriGas Partners LP, 8.830%, due 04/19/10	450,000	04/30/04	481,420	474,802	0.1
Bombardier Capital, Inc., 7.090%, due 03/30/07	2,000,000	04/30/04	2,110,031	2,015,000	0.3
Brenntag AG, 5.880%, due 02/27/12	2,000,000	04/30/04	2,024,294	2,034,376	0.3
Centennial Communications Corp., 4.920%, due 01/20/11	866,667	04/30/04	868,502	883,391	0.1
Centennial Communications Corp., 4.920%, due 02/09/11	600,000	04/30/04	601,251	611,578	0.1
Centennial Communications Corp., 5.150%, due 01/20/11	50,667	04/30/04	50,774	51,644	0.0
Centennial Communications Corp., 5.380%, due 01/20/11	66,667	05/28/04	66,809	67,953	0.0
Charter Communications Operating Capital Corp., 5.980%, due 04/26/11	1,091,750	04/30/04	1,089,250	1,099,743	0.2
Commonwealth Brands, Inc., 10.625%, due 09/01/08	1,650,000	04/30/04	1,790,474	1,773,750	0.3
Continental Airlines, Inc., 6.920%, due 04/02/13	1,631,223	04/30/04	1,614,911	1,629,053	0.2
DJ CDX NA HY, 3.750%, due 12/20/09	2,800,000	02/02/05	73,500	7,826	0.0
El Paso Production Holding Co., 5.083%, due 11/22/09	1,125,000	11/19/04	1,125,000	1,140,644	0.2
El Paso Production Holding Co., 5.438%, due 11/22/09	1,867,500	11/19/04	1,867,500	1,896,680	0.3
Ferrellgas Partners LP, 8.780%, due 08/01/07	2,500,000	05/20/04	2,629,543	2,639,451	0.4
General Growth Properties, 4.940%, due 11/12/07	2,489,189	12/07/04	2,483,589	2,514,646	0.4
General Growth Properties, 4.940%, due 11/12/08	3,500,000	11/16/04	3,507,453	3,563,039	0.5
Goodyear Tire & Rubber Co., 6.790%, due 09/30/07	3,500,000	01/25/05	3,535,542	3,529,533	0.5
Headwaters, Inc., 4.950%, due 04/30/11	1,437,248	12/06/04	1,457,910	1,458,508	0.2
HEALTHSOUTH Corp., 2.850%, due 03/31/10	318,750	03/14/05	318,750	322,685	0.0
HEALTHSOUTH Corp., 5.350%, due 03/31/10	1,181,250	03/14/05	1,181,250	1,195,831	0.2
Inmarsat Ventures PLC, 5.502%, due 10/10/10	825,169	04/30/04	833,357	829,737	0.1
Inmarsat Ventures PLC, 6.531%, due 10/10/11	827,108	04/30/04	835,502	834,907	0.1
Invensys PLC, 5.477%, due 09/05/09	548,077	04/30/04	549,781	558,353	0.1
Invensys PLC, 5.477%, due 09/30/09	45,070	09/10/04	45,221	45,915	0.0
Invensys PLC, 7.341%, due 09/05/09	1,600,000	04/30/04	1,611,610	1,648,000	0.3
MCI, Inc. 1.500%, due 12/20/05	1,500,000	09/22/04	—	10,114	0.0
PanAmSat Corp., 5.300%, due 08/20/09	1,262,387	12/08/04	1,268,374	1,273,576	0.2
PanAmSat Corp., 7.000%, due 08/20/09	1,017,336	12/08/04	1,022,161	1,026,354	0.2
Qwest Communications Intl., 7.390%, due 06/30/07	1,600,000	04/30/04	1,649,754	1,659,626	0.3
Reliant Energy, Inc., 5.225%, due 12/22/10	153,846	01/26/05	154,773	156,016	0.0
Reliant Energy, Inc., 6.089%, due 12/22/10	1,846,154	01/26/05	1,857,274	1,872,198	0.4
Russian Federation, 0.700%, due 05/24/05	3,000,000	11/23/04	—	753	0.0
UPC Financing, 5.752%, due 09/15/12	1,500,000	03/03/05	1,500,000	1,519,376	0.2
Valero Energy Corp., 7.800%, due 06/14/10	600,000	04/30/04	573,533	607,500	0.1
Warner Chilcott PLC, 5.584%, due 01/18/12	1,500,000	01/25/05	1,513,401	1,518,000	0.2

			$44,153,004	$44,367,891	6.8%

ING Salomon Brothers All Cap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 83.2%
		Aerospace/Defense: 2.4%
65,600		Boeing Co.	$3,834,976
232,000		Raytheon Co.	8,978,400

			12,813,376

		Airlines: 1.4%
509,500	L	Southwest Airlines Co.	7,255,280

			7,255,280

		Auto Parts and Equipment: 0.4%
41,800		BorgWarner, Inc.	2,034,824

			2,034,824

		Banks: 2.5%
784	@@	Mitsubishi Tokyo Financial Group, Inc.	6,770,639
82,600		State Street Corp.	3,611,272
101,300		The Bank of New York Co., Inc.	2,942,765

			13,324,676

		Biotechnology: 1.0%
39,300	@	Amgen, Inc.	2,287,653
354,200	@, L	Aphton Corp.	449,834
196,875	@, L	Enzo Biochem, Inc.	2,838,938

			5,576,425

		Chemicals: 3.1%
131,300		Dow Chemical Co.	6,545,305
107,000		E.I. du Pont de Nemours & Co.	5,482,680
161,900	L	Engelhard Corp.	4,861,857

			16,889,842

		Commercial Services: 0.5%
67,700	L	McKesson Corp.	2,555,675

			2,555,675

		Computers: 1.0%
144,500	@, L	Electronics for Imaging	2,577,880
78,500	@	Maxwell Technologies, Inc.	719,845
58,900	@	Sungard Data Systems, Inc.	2,032,050

			5,329,775

		Diversified Financial Services: 6.1%
130,900		American Express Co.	6,724,333
245,700		J.P. Morgan Chase & Co.	8,501,220
272,800		MBNA Corp.	6,697,240
94,500		Merrill Lynch & Co., Inc.	5,348,700
97,900		Morgan Stanley	5,604,775

			32,876,268

		Electrical Components and Equipment: 1.1%
24,100	@@, #	Samsung Electronics Co. Ltd. GDR	5,956,770

			5,956,770

		Electronics: 2.2%
223,600	@	Agilent Technologies, Inc.	4,963,920
1,935,700	@, L	Solectron Corp.	6,716,879

			11,680,799

		Environmental Control: 1.0%
179,000		Waste Management, Inc.	5,164,150

			5,164,150

		Food: 1.1%
254,800	@, L	Safeway, Inc.	4,721,444
34,200	@@	Unilever PLC	1,368,000

			6,089,444

ING Salomon Brothers All Cap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Forest Products and Paper: 1.4%
111,900	L	Weyerhaeuser Co.	$7,665,150

			7,665,150

		Healthcare—Products: 1.8%
141,900		Johnson & Johnson	9,530,004

			9,530,004

		Home Builders: 0.1%
92,600	@, L	Fleetwood Enterprises, Inc.	805,620

			805,620

		Insurance: 7.3%
74,100		AMBAC Financial Group, Inc.	5,538,975
127,500		American Intl. Group, Inc.	7,064,775
91,400		Chubb Corp.	7,245,278
220,600	@	CNA Surety Corp.	3,000,160
39,900		Hartford Financial Services Group, Inc.	2,735,544
80,000	L	MGIC Investment Corp.	4,933,600
231,200		PMI Group, Inc.	8,787,912

			39,306,244

		Internet: 0.8%
50,600	@, L	IAC/InterActiveCorp.	1,126,862
583,000	@, L	RealNetworks, Inc.	3,369,740

			4,496,602

		Iron/Steel: 1.0%
214,300		Allegheny Technologies, Inc.	5,166,773

			5,166,773

		Machinery—Construction and Mining: 1.3%
74,400		Caterpillar, Inc.	6,803,136

			6,803,136

		Machinery—Diversified: 0.4%
32,800		Deere & Co.	2,201,864

			2,201,864

		Media: 7.7%
249,500	@, L	Comcast Corp.	8,333,300
397,800		News Corp. — Class A	6,730,776
274,300	L	News Corp. — Class B	4,830,423
502,900	@	Time Warner, Inc.	8,825,895
165,000		Viacom, Inc.	5,746,950
231,200		Walt Disney Co.	6,642,376

			41,109,720

		Mining: 3.2%
224,800		Alcoa, Inc.	6,831,672
177,200	L	Newmont Mining Corp.	7,486,700
120,200	@	RTI Intl. Metals, Inc.	2,812,680
69,300	@, XX	WGI Heavy Minerals, Inc.	167,706

			17,298,758

		Miscellaneous Manufacturing: 0.7%
100,000		Honeywell Intl., Inc.	3,721,000

			3,721,000

		Office/Business Equipment: 0.3%
185,900		IKON Office Solutions, Inc.	1,838,551

			1,838,551

		Oil and Gas: 6.4%
83,900		Anadarko Petroleum Corp.	6,384,790
22,300	@@	BP PLC ADR	1,391,520
46,900	@@	Canadian Natural Resources Ltd.	2,664,858
166,800		ChevronTexaco Corp.	9,726,108

ING Salomon Brothers All Cap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Oil and Gas: 6.4% (continued)
14,400		ConocoPhillips	$1,552,896
25,400		Exxon Mobil Corp.	1,513,840
89,100		GlobalSantaFe Corp.	3,300,264
80,900		Murphy Oil Corp.	7,987,257

			34,521,533

		Oil and Gas Services: 2.5%
61,000	L	Baker Hughes, Inc.	2,713,890
171,500		Halliburton Co.	7,417,375
47,200		Schlumberger Ltd.	3,326,656

			13,457,921

		Pharmaceuticals: 7.2%
170,700		Abbott Laboratories	7,958,034
23,300		Eli Lilly & Co.	1,213,930
144,800	@@	GlaxoSmithKline PLC ADR	6,649,216
185,300	@@	Novartis AG ADR	8,668,334
255,700		Pfizer, Inc.	6,717,239
174,600		Wyeth	7,364,628

			38,571,381

		Pipelines: 1.2%
45,400	@, L	Dynegy, Inc.	177,514
336,300	L	Williams Cos., Inc.	6,325,803

			6,503,317

		Real Estate Investment Trusts: 0.3%
108,200		Digital Realty Trust, Inc.	1,554,834

			1,554,834

		Retail: 2.5%
183,400		Costco Wholesale Corp.	8,102,612
140,600		Home Depot, Inc.	5,376,544

			13,479,156

		Semiconductors: 3.5%
323,900	@	Applied Materials, Inc.	5,263,375
64,200	@, L	Novellus Systems, Inc.	1,716,066
785,900	@@	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,664,432
208,000		Texas Instruments, Inc.	5,301,920

			18,945,793

		Software: 2.1%
492,500	@	Micromuse, Inc.	2,231,025
383,400		Microsoft Corp.	9,266,778

			11,497,803

		Telecommunications: 5.6%
223,900	@	Cisco Systems, Inc.	4,005,571
2,090,000	@, L	Lucent Technologies, Inc.	5,747,500
292,600		Motorola, Inc.	4,380,222
234,100	@@, L	Nokia Oyj ADR	3,612,163
218,800		SBC Communications, Inc.	5,183,372
263,200	@@	Vodafone Group PLC ADR	6,990,592

			29,919,420

		Toys/Games/Hobbies: 2.1%
269,900		Hasbro, Inc.	5,519,455
265,400		Mattel, Inc.	5,666,290

			11,185,745

		Total Common Stock (Cost $401,687,561)	447,127,629

ING Salomon Brothers All Cap Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 8.0%
		Federal Home Loan Bank: 16.9%
$91,054,000		2.40%, due 04/01/05		$91,047,929

		Total Federal Home Loan Bank (Cost $91,054,000)		91,047,929

		Securities Lending CollateralCC: 8.0%
$42,999,676		The Bank of New York Institutional Cash Reserves Fund		42,999,676

		Total Securities Lending Collateral (Cost $42,999,676)		42,999,676

		Total Short-Term Investments (Cost $134,053,676)		134,047,605

		Total Investments in Securities
		(Cost $535,741,237)*	108.1%	$581,175,234
		Other Assets and Liabilities—Net	(8.1)	(43,767,803)

		Net Assets	100.0%	$537,407,431

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2005.
	XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.
	*	Cost for federal income tax purposes is $535,787,573. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$66,286,174
		Gross Unrealized Depreciation		(20,898,513)

		Net Unrealized Appreciation		$45,387,661

ING Salomon Brothers Investors Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 95.3%
		Aerospace/Defense: 6.0%
69,600		Boeing Co.	$4,068,816
65,600		Lockheed Martin Corp.	4,005,536
70,400		Raytheon Co.	2,724,480
30,500		United Technologies Corp.	3,100,630

			13,899,462

		Agriculture: 3.4%
120,000		Altria Group, Inc.	7,846,800

			7,846,800

		Banks: 9.4%
188,500		Bank of America Corp.	8,312,850
35,500		Comerica, Inc.	1,955,340
50,100		The Bank of New York Co., Inc.	1,455,405
107,900		U.S. Bancorp	3,109,678
69,100	L	Wachovia Corp.	3,517,881
55,100		Wells Fargo & Co.	3,294,980

			21,646,134

		Chemicals: 0.6%
23,300		Air Products & Chemicals, Inc.	1,474,657

			1,474,657

		Computers: 3.3%
81,000		Hewlett-Packard Co.	1,777,140
30,800		International Business Machines Corp.	2,814,504
36,700	@	Lexmark Intl., Inc.	2,934,899

			7,526,543

		Cosmetics/Personal Care: 1.1%
38,300		Kimberly-Clark Corp.	2,517,459

			2,517,459

		Diversified Financial Services: 10.8%
60,700		American Express Co.	3,118,159
58,000	L	Capital One Financial Corp.	4,336,660
60,800		Freddie Mac	3,842,560
28,100	L	Goldman Sachs Group, Inc.	3,090,719
84,800		J.P. Morgan Chase & Co.	2,934,080
50,700		MBNA Corp.	1,244,685
82,200	L	Merrill Lynch & Co., Inc.	4,652,520
31,700		Morgan Stanley	1,814,825

			25,034,208

		Electric: 0.7%
48,100		PG&E Corp.	1,640,210

			1,640,210

		Electronics: 0.5%
355,900	@, L	Solectron Corp.	1,234,973

			1,234,973

		Environmental Control: 0.8%
68,300		Waste Management, Inc.	1,970,455

			1,970,455

		Food: 2.0%
252,100	@, L	Kroger Co.	4,041,163
30,400	L	Sara Lee Corp.	673,664

			4,714,827

		Forest Products and Paper: 0.6%
36,300		International Paper Co.	1,335,477

			1,335,477

ING Salomon Brothers Investors Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Gas: 1.0%
58,400		Sempra Energy	$2,326,656

			2,326,656

		Healthcare—Products: 1.2%
42,400		Johnson & Johnson	2,847,584

			2,847,584

		Household Products/Wares: 1.2%
45,300		Avery Dennison Corp.	2,805,429

			2,805,429

		Housewares: 1.0%
101,500	L	Newell Rubbermaid, Inc.	2,226,910

			2,226,910

		Insurance: 4.9%
83,600		American Intl. Group, Inc.	4,632,276
30,300		Chubb Corp.	2,401,881
41,600		Loews Corp.	3,059,264
33,300		St. Paul Travelers Cos., Inc.	1,223,109

			11,316,530

		Media: 8.1%
120,600	@, L	Comcast Corp.	4,073,868
307,200	@	Liberty Media Corp.	3,185,664
14,700	@, L	Liberty Media Intl., Inc.	642,978
234,100	L	News Corp.	4,122,501
189,300	@	Time Warner, Inc.	3,322,215
97,800		Viacom, Inc.	3,406,374

			18,753,600

		Miscellaneous Manufacturing: 1.8%
111,300		Honeywell Intl., Inc.	4,141,473

			4,141,473

		Oil and Gas: 10.2%
33,900	@@	BP PLC ADR	2,115,360
106,400		Ensco Intl., Inc.	4,007,024
18,300		EOG Resources, Inc.	891,942
61,700		GlobalSantaFe Corp.	2,285,368
69,200		Marathon Oil Corp.	3,246,864
31,500	@, @@	Nabors Industries Ltd.	1,862,910
29,000	L	Noble Corp.	1,630,090
37,400	@@	Royal Dutch Petroleum Co. ADR	2,245,496
46,200	@@, L	Total SA ADR	5,416,026

			23,701,080

		Pharmaceuticals: 3.6%
40,300	@@	GlaxoSmithKline PLC ADR	1,850,576
27,200	@@	Novartis AG ADR	1,272,416
99,700		Pfizer, Inc.	2,619,119
27,000	@@	Sanofi-Aventis ADR	1,143,180
79,900		Schering-Plough Corp.	1,450,185

			8,335,476

		Pipelines: 1.2%
262,200		El Paso Corp.	2,774,076

			2,774,076

		Real Estate Investment Trusts: 2.5%
100,300		Equity Office Properties Trust	3,022,039
84,200		Equity Residential	2,712,082

			5,734,121

ING Salomon Brothers Investors Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 5.2%
66,900		J.C. Penney Co., Inc. Holding Co.	$3,473,448
127,900		McDonald’s Corp.	3,982,806
40,600		Target Corp.	2,030,812
49,900		Wal-Mart Stores, Inc.	2,500,489

			11,987,555

		Savings and Loans: 0.9%
53,800	L	Washington Mutual, Inc.	2,125,100

			2,125,100

		Software: 2.0%
187,300		Microsoft Corp.	4,527,041

			4,527,041

		Telecommunications: 10.8%
52,000	L	Alltel Corp.	2,852,200
56,800		AT&T Corp.	1,065,000
84,600	@	Comverse Technology, Inc.	2,133,612
161,800	@	Nextel Communications, Inc.	4,598,356
303,300	@@, L	Nokia Oyj ADR	4,679,919
1,053,700	@, @@	Nortel Networks Corp.	2,876,601
142,000		SBC Communications, Inc.	3,363,980
53,300		Sprint Corp.	1,212,575
59,400		Verizon Communications, Inc.	2,108,700

			24,890,943

		Toys/Games/Hobbies: 0.5%
54,700		Mattel, Inc.	1,167,845

			1,167,845

		Total Common Stock (Cost $202,330,410)	220,502,624

ING Salomon Brothers Investors Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 13.1%
		Federal Home Loan Bank: 4.8%
$11,115,000		2.400%, due 04/01/05		$11,114,259

		Total Federal Home Loan Bank (Cost $11,115,000)		11,114,259

		Securities Lending CollateralCC: 13.1%
30,414,722		The Bank of New York Institutional Cash Reserves Fund		30,414,722

		Total Securities Lending Collateral (Cost $30,414,722)		30,414,722

		Total Short-Term Investments (Cost $41,529,722)		41,528,981

		Total Investments in Securities
		(Cost $243,860,132)*	113.2%	$262,031,605
		Other Assets and Liabilities—Net	(13.2)	(30,610,975)

		Net Assets	100.0%	$231,420,630

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2005.
	*	Cost for federal income tax purposes is $244,627,029. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$22,911,655
		Gross Unrealized Depreciation		(5,507,079)

		Net Unrealized Appreciation		$17,404,576

ING Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 95.4%
		Advertising: 0.2%
13,500	@	Interpublic Group of Cos., Inc.	$165,780
5,951		Omnicom Group, Inc.	526,783

			692,563

		Aerospace/Defense: 1.8%
26,537		Boeing Co.	1,551,353
6,393		General Dynamics Corp.	684,371
3,844		Goodrich Corp.	147,187
3,685		L-3 Communications Holdings, Inc.	261,709
12,782		Lockheed Martin Corp.	780,469
11,475		Northrop Grumman Corp.	619,421
14,462		Raytheon Co.	559,679
5,698		Rockwell Collins, Inc.	271,168
16,323		United Technologies Corp.	1,659,395

			6,534,752

		Agriculture: 1.5%
65,907		Altria Group, Inc.	4,309,659
8,482		Monsanto Co.	547,089
3,731		Reynolds American, Inc.	300,681
5,291		UST, Inc.	273,545

			5,430,974

		Airlines: 0.1%
4,468	@	Delta Air Lines, Inc.	18,095
23,467		Southwest Airlines Co.	334,170

			352,265

		Apparel: 0.4%
6,080	@	Coach, Inc.	344,310
3,886		Jones Apparel Group, Inc.	130,142
3,463		Liz Claiborne, Inc.	138,970
7,325		Nike, Inc.	610,246
1,761		Reebok Intl., Ltd.	78,012
3,176		VF Corp.	187,829

			1,489,509

		Auto Manufacturers: 0.5%
58,348		Ford Motor Co.	661,084
18,011		General Motors Corp.	529,343
2,100	@	Navistar Intl. Corp.	76,440
5,532		PACCAR, Inc.	400,461

			1,667,328

		Auto Parts and Equipment: 0.2%
2,249		Cooper Tire & Rubber Co.	41,292
4,774		Dana Corp.	61,059
17,866		Delphi Corp.	80,040
5,612	@	Goodyear Tire & Rubber Co.	74,920
6,082		Johnson Controls, Inc.	339,132
4,127		Visteon Corp.	23,565

			620,008

		Banks: 6.0%
11,310		AmSouth Bancorp	293,495
129,204		Bank of America Corp.	5,697,896
17,478		BB&T Corp.	683,040
5,409		Comerica, Inc.	297,928
3,950		Compass Bancshares, Inc.	179,330
16,584		Fifth Third Bancorp	712,780

ING Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 6.0% (continued)
3,914		First Horizon National Corp.	$159,652
7,387		Huntington Bancshares, Inc.	176,549
12,967		KeyCorp	420,779
3,126		M & T Bank Corp.	319,040
6,641		Marshall & Ilsley Corp.	277,262
13,500		Mellon Financial Corp.	385,290
18,947		National City Corp.	634,725
15,008		North Fork Bancorp, Inc.	416,322
6,478		Northern Trust Corp.	281,404
8,993		PNC Financial Services Group, Inc.	462,960
14,829		Regions Financial Corp.	480,460
10,649		State Street Corp.	465,574
10,835		SunTrust Banks, Inc.	780,878
9,926		Synovus Financial Corp.	276,538
24,829		The Bank of New York Co., Inc.	721,282
59,088		U.S. Bancorp	1,702,916
50,511		Wachovia Corp.	2,571,515
54,026		Wells Fargo & Co.	3,230,755
2,878		Zions Bancorporation	198,640

			21,827,010

		Beverages: 2.2%
24,760		Anheuser-Busch Cos., Inc.	1,173,376
2,875		Brown-Forman Corp.	157,406
72,202		Coca-Cola Co.	3,008,658
11,252		Coca-Cola Enterprises, Inc.	230,891
2,543		Molson Coors Brewing Co.	196,243
6,307		Pepsi Bottling Group, Inc.	175,650
53,494		PepsiCo, Inc.	2,836,787

			7,779,011

		Biotechnology: 1.0%
39,939	@	Amgen, Inc.	2,324,849
10,620	@	Biogen IDEC, Inc.	366,496
4,695	@	Chiron Corp.	164,607
7,891	@	Genzyme Corp.	451,681
7,951	@	MedImmune, Inc.	189,313
1,599	@	Millipore Corp.	69,397

			3,566,343

		Building Materials: 0.3%
5,747		American Standard Cos., Inc.	267,121
14,274		Masco Corp.	494,879
3,260		Vulcan Materials Co.	185,266

			947,266

		Chemicals: 1.6%
7,265		Air Products & Chemicals, Inc.	459,802
2,119		Ashland, Inc.	142,969
30,383		Dow Chemical Co.	1,514,593
31,788		E.I. du Pont EI de Nemours & Co.	1,628,816
2,463		Eastman Chemical Co.	145,317
7,035		Ecolab, Inc.	232,507
3,873		Engelhard Corp.	116,306
1,646		Great Lakes Chemical Corp.	52,870
3,576	@	Hercules, Inc.	51,816
2,843		International Flavors & Fragrances, Inc.	112,299
5,499		PPG Industries, Inc.	393,288
10,273		Praxair, Inc.	491,666

ING Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Chemicals: 1.6% (continued)
6,205		Rohm & Haas Co.	$297,840
4,026		Sherwin-Williams Co.	177,104
2,177		Sigma-Aldrich Corp.	133,341

			5,950,534

		Commercial Services: 0.8%
5,271	@	Apollo Group, Inc.	390,370
33,607		Cendant Corp.	690,287
4,527	@	Convergys Corp.	67,588
4,311		Equifax, Inc.	132,305
5,269		H&R Block, Inc.	266,506
9,416		McKesson Corp.	355,454
4,347		Moody’s Corp.	351,498
11,335		Paychex, Inc.	372,015
6,867		R.R. Donnelley & Sons Co.	217,135
5,149		Robert Half Intl., Inc.	138,817

			2,981,975

		Computers: 4.0%
4,027	@	Affiliated Computer Services, Inc.	214,397
26,064	@	Apple Computer, Inc.	1,086,087
6,099	@	Computer Sciences Corp.	279,639
78,381	@	Dell, Inc.	3,011,398
16,490		Electronic Data Systems Corp.	340,848
76,652	@	EMC Corp.	944,353
9,549	@	Gateway, Inc.	38,482
92,294		Hewlett-Packard Co.	2,024,930
52,040		International Business Machines Corp.	4,755,416
4,016	@	Lexmark Intl., Inc.	321,160
5,956	@	NCR Corp.	200,955
11,646	@	Network Appliance, Inc.	322,128
107,669	@	Sun Microsystems, Inc.	434,983
9,222	@	Sungard Data Systems, Inc.	318,159
10,759	@	Unisys Corp.	75,959

			14,368,894

		Cosmetics/Personal Care: 2.4%
2,711		Alberto-Culver Co.	129,748
15,023		Avon Products, Inc.	645,088
16,745		Colgate-Palmolive Co.	873,587
31,604		Gillette Co.	1,595,370
15,337		Kimberly-Clark Corp.	1,008,101
80,395		Procter & Gamble Co.	4,260,935

			8,512,829

		Distribution/Wholesale: 0.1%
5,547		Genuine Parts Co.	241,239
2,675		W.W. Grainger, Inc.	166,572

			407,811

		Diversified Financial Services: 7.5%
37,394		American Express Co.	1,920,930
3,627		Bear Stearns Cos., Inc.	362,337
7,885		Capital One Financial Corp.	589,561
36,568		Charles Schwab Corp.	384,330
6,720		CIT Group, Inc.	255,360
166,536		Citigroup, Inc.	7,484,129
18,506		Countrywide Financial Corp.	600,705
11,817	@	E*TRADE Financial Corp.	141,804
30,872		Fannie Mae	1,680,980

ING Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Diversified Financial Services: 7.5% (continued)
3,014		Federated Investors, Inc.	$85,326
6,294		Franklin Resources, Inc.	432,083
21,921		Freddie Mac	1,385,407
14,293		Goldman Sachs Group, Inc.	1,572,087
113,276		J.P. Morgan Chase & Co.	3,919,351
7,552		Janus Capital Group, Inc.	105,350
8,821		Lehman Brothers Holdings, Inc.	830,585
40,728		MBNA Corp.	999,872
29,649		Merrill Lynch & Co., Inc.	1,678,133
35,441		Morgan Stanley	2,028,998
9,334	@	Providian Financial Corp.	160,171
13,703		SLM Corp.	682,958
3,955		T. Rowe Price Group, Inc.	234,848

			27,535,305

		Electric: 2.9%
20,693	@	AES Corp.	338,951
4,366	@	Allegheny Energy, Inc.	90,202
6,219		Ameren Corp.	304,793
12,203		American Electric Power Co., Inc.	415,634
17,017	@	Calpine Corp.	47,648
9,211		CenterPoint Energy, Inc.	110,808
6,078		Cinergy Corp.	246,281
6,237	@	CMS Energy Corp.	81,330
7,720		Consolidated Edison, Inc.	325,630
5,642		Constellation Energy Group, Inc.	291,691
10,875		Dominion Resources, Inc.	809,427
5,559		DTE Energy Co.	252,823
29,898		Duke Energy Corp.	837,444
10,402		Edison Intl.	361,157
6,816		Entergy Corp.	481,619
21,173		Exelon Corp.	971,630
10,491		FirstEnergy Corp.	440,097
12,456		FPL Group, Inc.	500,108
8,656		NiSource, Inc.	197,270
11,478		PG&E Corp.	391,400
2,941		Pinnacle West Capital Corp.	125,022
6,004		PPL Corp.	324,156
7,876		Progress Energy, Inc.	330,398
7,585		Public Service Enterprise Group, Inc.	412,548
23,651		Southern Co.	752,811
6,571		TECO Energy, Inc.	103,033
7,634		TXU Corp.	607,895
12,777		Xcel Energy, Inc.	219,509

			10,371,315

		Electrical Components and Equipment: 0.3%
5,731		American Power Conversion	149,636
13,354		Emerson Electric Co.	867,076
5,320		Molex, Inc.	140,235

			1,156,947

		Electronics: 0.5%
13,797	@	Agilent Technologies, Inc.	306,294
6,243		Applera Corp. — Applied Biosystems Group	123,237
3,715	@	Fisher Scientific Intl., Inc.	211,458
5,850	@	Jabil Circuit, Inc.	166,842
3,810		Parker Hannifin Corp.	232,106

ING Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Electronics: 0.5% (continued)
4,119		PerkinElmer, Inc.	$84,975
16,659	@	Sanmina-SCI Corp.	86,960
30,937	@	Solectron Corp.	107,351
7,709		Symbol Technologies, Inc.	111,703
2,844		Tektronix, Inc.	69,763
5,098	@	Thermo Electron Corp.	128,928
3,861	@	Waters Corp.	138,185

			1,767,802

		Engineering and Construction: 0.0%
2,704		Fluor Corp.	149,883

			149,883

		Entertainment: 0.1%
10,995		International Game Technology	293,127

			293,127

		Environmental Control: 0.2%
8,662	@	Allied Waste Industries, Inc.	63,319
18,106		Waste Management, Inc.	522,358

			585,677

		Food: 1.7%
11,745		Albertson’s, Inc.	242,534
19,845		Archer-Daniels-Midland Co.	487,790
10,380		Campbell Soup Co.	301,228
16,426		ConAgra Foods, Inc.	443,831
11,642		General Mills, Inc.	572,204
11,156		H.J. Heinz Co.	410,987
6,969		Hershey Foods Corp.	421,346
11,170		Kellogg Co.	483,326
23,332	@	Kroger Co.	374,012
4,328		McCormick & Co., Inc.	149,013
14,241	@	Safeway, Inc.	263,886
25,174		Sara Lee Corp.	557,856
4,285		SUPERVALU, Inc.	142,905
20,289		Sysco Corp.	726,345
6,223		Wm. Wrigley Jr. Co.	408,042

			5,985,305

		Forest Products and Paper: 0.5%
8,264		Georgia-Pacific Corp.	293,289
15,637		International Paper Co.	575,285
3,538		Louisiana-Pacific Corp.	88,945
6,478		MeadWestvaco Corp.	206,130
1,803		Temple-Inland, Inc.	130,808
7,735		Weyerhaeuser Co.	529,848

			1,824,305

		Gas: 0.2%
5,105		KeySpan Corp.	198,942
1,423		Nicor, Inc.	52,779
1,205		Peoples Energy Corp.	50,514
7,597		Sempra Energy	302,664

			604,899

		Hand/Machine Tools: 0.1%
2,572		Black & Decker Corp.	203,162
1,849		Snap-On, Inc.	58,780
2,407		Stanley Works	108,965

			370,907

ING Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Healthcare—Products: 3.6%
1,720		Bausch & Lomb, Inc.	$126,076
19,771		Baxter Intl., Inc.	671,819
8,057		Becton Dickinson & Co.	470,690
8,048		Biomet, Inc.	292,142
24,246	@	Boston Scientific Corp.	710,165
3,336		C.R. Bard, Inc.	227,115
10,282		Guidant Corp.	759,840
94,765		Johnson & Johnson	6,364,417
38,528		Medtronic, Inc.	1,963,002
11,506	@	St. Jude Medical, Inc.	414,216
11,958		Stryker Corp.	533,446
7,838	@	Zimmer Holdings, Inc.	609,875

			13,142,803

		Healthcare—Services: 1.6%
9,382		Aetna, Inc.	703,181
13,111		HCA, Inc.	702,356
7,757		Health Management Associates, Inc.	203,078
5,148	@	Humana, Inc.	164,427
4,300	@	Laboratory Corp. of America Holdings	207,260
2,772		Manor Care, Inc.	100,790
2,908		Quest Diagnostics, Inc.	305,718
14,903	@	Tenet Healthcare Corp.	171,832
20,462		UnitedHealth Group, Inc.	1,951,666
9,717	@	WellPoint, Inc.	1,218,026

			5,728,334

		Home Builders: 0.2%
4,042		Centex Corp.	231,485
1,306		KB Home	153,403
3,757		Pulte Homes, Inc.	276,628

			661,516

		Home Furnishings: 0.1%
6,101		Leggett & Platt, Inc.	176,197
2,514		Maytag Corp.	35,121
2,122		Whirlpool Corp.	143,723

			355,041

		Household Products/Wares: 0.2%
3,248		Avery Dennison Corp.	201,149
4,892		Clorox Co.	308,147
4,628		Fortune Brands, Inc.	373,155

			882,451

		Housewares: 0.1%
8,748		Newell Rubbermaid, Inc.	191,931

			191,931

		Insurance: 4.2%
9,081	@@	ACE Ltd.	374,773
15,991		AFLAC, Inc.	595,825
21,658		Allstate Corp.	1,170,831
3,476		Ambac Financial Group, Inc.	259,831
83,026		American Intl. Group, Inc.	4,600,470
10,082		AON Corp.	230,273
6,121		Chubb Corp.	485,212
4,211		CIGNA Corp.	376,042
5,085		Cincinnati Financial Corp.	221,757
9,439		Hartford Financial Services Group, Inc.	647,138
4,358		Jefferson-Pilot Corp.	213,760

ING Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Insurance: 4.2% (continued)
5,580		Lincoln National Corp.	$251,881
5,077		Loews Corp.	373,363
16,848		Marsh & McLennan Cos., Inc.	512,516
4,464		MBIA, Inc.	233,378
23,341		MetLife, Inc.	912,633
3,097		MGIC Investment Corp.	190,992
9,526		Principal Financial Group, Inc.	366,656
6,379		Progressive Corp.	585,337
16,698		Prudential Financial, Inc.	958,465
4,054		Safeco Corp.	197,470
21,333		St. Paul Travelers Cos., Inc.	783,561
3,429		Torchmark Corp.	178,994
9,487		UnumProvident Corp.	161,469
4,449	@@	XL Capital Ltd.	321,974

			15,204,601

		Internet: 1.0%
38,582	@	eBay, Inc.	1,437,566
3,825	@	Monster Worldwide, Inc.	107,291
22,622	@	Symantec Corp.	482,527
41,538	@	Yahoo!, Inc.	1,408,138

			3,435,522

		Iron/Steel: 0.2%
2,835		Allegheny Technologies, Inc.	68,352
5,076		Nucor Corp.	292,175
3,646		United States Steel Corp.	185,399

			545,926

		Leisure Time: 0.5%
3,105		Brunswick Corp.	145,469
16,800		Carnival Corp.	870,408
9,305		Harley-Davidson, Inc.	537,457
4,181		Sabre Holdings Corp. — Class A	91,480

			1,644,814

		Lodging: 0.4%
3,627		Harrah’s Entertainment, Inc.	234,232
12,277		Hilton Hotels Corp.	274,391
6,381		Marriott Intl., Inc.	426,633
6,764		Starwood Hotels & Resorts Worldwide, Inc.	406,043

			1,341,299

		Machinery—Construction and Mining: 0.3%
10,910		Caterpillar, Inc.	997,610

			997,610

		Machinery—Diversified: 0.3%
1,341		Cummins, Inc.	94,339
7,854		Deere & Co.	527,239
5,592		Rockwell Automation, Inc.	316,731

			938,309

		Media: 3.6%
16,822		Clear Channel Communications, Inc.	579,854
70,507	@	Comcast Corp.	2,381,726
2,262		Dow Jones & Co., Inc.	84,531
8,018		Gannett Co., Inc.	634,063
2,407		Knight-Ridder, Inc.	161,871
6,051		McGraw-Hill Cos., Inc.	527,950
1,428		Meredith Corp.	66,759
4,664		New York Times Co.	170,609

ING Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Media: 3.6% (continued)
91,970		News Corp.	$1,556,132
146,458	@	Time Warner, Inc.	2,570,339
9,518		Tribune Co.	379,483
9,319	@	Univision Communications, Inc.	258,043
54,336		Viacom, Inc.	1,892,523
65,254		Walt Disney Co.	1,874,747

			13,138,630

		Mining: 0.5%
27,793		Alcoa, Inc.	844,629
5,683		Freeport-McMoRan Copper & Gold, Inc.	225,104
14,173		Newmont Mining Corp.	598,809
3,064		Phelps Dodge Corp.	311,701

			1,980,243

		Miscellaneous Manufacturing: 5.8%
24,642		3M Co.	2,111,573
2,930		Cooper Industries Ltd.	209,554
8,788		Danaher Corp.	469,367
6,488		Dover Corp.	245,182
9,155		Eastman Kodak Co.	297,995
4,880		Eaton Corp.	319,152
337,830	S	General Electric Co.	12,182,149
27,127		Honeywell Intl., Inc.	1,009,396
8,748		Illinois Tool Works, Inc.	783,208
5,510	@@	Ingersoll-Rand Co.	438,872
2,934		ITT Industries, Inc.	264,764
3,952		Pall Corp.	107,178
4,332		Textron, Inc.	323,254
64,148	@@	Tyco Intl. Ltd.	2,168,202

			20,929,846

		Office/Business Equipment: 0.2%
7,349		Pitney Bowes, Inc.	331,587
30,522	@	Xerox Corp.	462,408

			793,995

		Oil and Gas: 7.2%
2,695		Amerada Hess Corp.	259,286
7,559		Anadarko Petroleum Corp.	575,240
10,381		Apache Corp.	635,629
12,339		Burlington Resources, Inc.	617,814
67,080		ChevronTexaco Corp.	3,911,435
22,179		ConocoPhillips	2,391,783
15,274		Devon Energy Corp.	729,334
7,612		EOG Resources, Inc.	371,009
203,525	S	Exxon Mobil Corp.	12,130,091
5,201		Kerr-McGee Corp.	407,394
11,072		Marathon Oil Corp.	519,498
4,506	@, @@	Nabors Industries, Ltd.	266,485
4,336		Noble Corp.	243,727
12,647		Occidental Petroleum Corp.	900,087
3,437	@	Rowan Cos., Inc.	102,869
2,199		Sunoco, Inc.	227,640
10,229	@	Transocean, Inc.	526,384
8,607		Unocal Corp.	530,966
8,198		Valero Energy Corp.	600,667
11,066		XTO Energy, Inc.	363,407

			26,310,745

ING Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Oil and Gas Services: 0.8%
10,755		Baker Hughes, Inc.	$478,490
5,180		BJ Services Co.	268,738
16,081		Halliburton Co.	695,503
5,350	@	National-Oilwell, Inc.	249,845
18,806		Schlumberger Ltd.	1,325,447

			3,018,023

		Packaging and Containers: 0.1%
3,526		Ball Corp.	146,259
3,426		Bemis Co.	106,617
4,721	@	Pactiv Corp.	110,235
2,650	@	Sealed Air Corp.	137,641

			500,752

		Pharmaceuticals: 5.8%
49,678		Abbott Laboratories	2,315,988
4,216		Allergan, Inc.	292,886
3,561		Amerisourcebergen Corp.	204,010
62,298		Bristol-Myers Squibb Co.	1,586,107
13,802		Cardinal Health, Inc.	770,152
14,566	@	Caremark Rx, Inc.	579,435
36,078		Eli Lilly & Co.	1,879,664
2,429	@	Express Scripts, Inc.	211,785
11,214	@	Forest Laboratories, Inc.	414,357
13,810	@	Gilead Sciences, Inc.	494,398
4,966	@	Hospira, Inc.	160,253
7,699	@	King Pharmaceuticals, Inc.	63,979
8,769	@	Medco Health Solutions, Inc.	434,679
70,352		Merck & Co., Inc.	2,277,294
8,583		Mylan Laboratories, Inc.	152,091
237,797		Pfizer, Inc.	6,246,926
47,005		Schering-Plough Corp.	853,141
3,493	@	Watson Pharmaceuticals, Inc.	107,340
42,596		Wyeth	1,796,699

			20,841,184

		Pipelines: 0.2%
10,569	@	Dynegy, Inc.	41,325
20,489		El Paso Corp.	216,774
3,515		Kinder Morgan, Inc.	266,086
18,166		Williams Cos., Inc.	341,701

			865,886

		Real Estate Investment Trusts: 0.5%
3,047		Apartment Investment & Management Co.	113,348
6,350		Archstone-Smith Trust	216,599
12,872		Equity Office Properties Trust	387,833
9,032		Equity Residential	290,921
5,850		Plum Creek Timber Co., Inc.	208,845
5,885		ProLogis	218,334
7,071		Simon Property Group, Inc.	428,361

			1,864,241

		Retail: 6.3%
7,200	@	Autonation, Inc.	136,368
2,162	@	Autozone, Inc.	185,283
9,629	@	Bed Bath & Beyond, Inc.	351,844
9,507		Best Buy Co., Inc.	513,473
3,612	@	Big Lots, Inc.	43,416
6,095	@	Circuit City Stores, Inc.	97,825

ING Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 6.3% (continued)
15,030		Costco Wholesale Corp.	$664,025
12,759		CVS Corp.	671,379
4,689		Darden Restaurants, Inc.	143,859
2,242		Dillard’s, Inc.	60,310
9,593		Dollar General Corp.	210,183
5,348		Family Dollar Stores	162,365
5,383		Federated Department Stores, Inc.	342,574
23,497		Gap, Inc.	513,174
70,013		Home Depot, Inc.	2,677,297
9,092		J.C. Penney Co., Inc. Holding Co.	472,057
10,373	@	Kohl’s Corp.	535,558
12,158		Limited Brands, Inc.	295,439
24,631		Lowe’s Cos., Inc.	1,406,184
9,298		May Department Stores Co.	344,212
40,541		McDonald’s Corp.	1,262,447
4,032		Nordstrom, Inc.	223,292
9,954	@	Office Depot, Inc.	220,780
2,984		OfficeMaxm, Inc.	99,964
5,033		RadioShack Corp.	123,309
3,322	@	Sears Holdings Corp.	442,455
15,803		Staples, Inc.	496,688
12,733	@	Starbucks Corp.	657,787
28,554		Target Corp.	1,428,271
4,633		Tiffany & Co.	159,931
15,375		TJX Cos., Inc.	378,686
6,856	@	Toys R US, Inc.	176,611
107,983		Wal-Mart Stores, Inc.	5,411,028
32,577		Walgreen Co.	1,447,070
3,622		Wendy’s Intl., Inc.	141,403
9,305		Yum! Brands, Inc.	482,092

			22,978,639

		Savings and Loans: 0.5%
8,996		Golden West Financial Corp.	544,258
11,970		Sovereign Bancorp, Inc.	265,255
27,830		Washington Mutual, Inc.	1,099,285

			1,908,798

		Semiconductors: 3.0%
12,552	@	Advanced Micro Devices, Inc.	202,338
11,875	@	Altera Corp.	234,888
11,871		Analog Devices, Inc.	429,018
53,158	@	Applied Materials, Inc.	863,818
9,822	@	Applied Micro Circuits Corp.	32,314
9,289	@	Broadcom Corp.	277,927
12,795	@	Freescale Semiconductor, Inc.	220,714
198,447		Intel Corp.	4,609,923
6,259		KLA-Tencor Corp.	287,977
9,791		Linear Technology Corp.	375,093
12,285	@	LSI Logic Corp.	68,673
10,435		Maxim Integrated Products, Inc.	426,478
19,540	@	Micron Technology, Inc.	202,044
11,332		National Semiconductor Corp.	233,553
4,439	@	Novellus Systems, Inc.	118,654
5,301	@	Nvidia Corp.	125,952
5,754	@	PMC — Sierra, Inc.	50,635
2,907	@	Qlogic Corp.	117,734

ING Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Semiconductors: 3.0% (continued)
6,167	@	Teradyne, Inc.	$90,038
54,870		Texas Instruments, Inc.	1,398,636
11,132		Xilinx, Inc.	325,388

			10,691,795

		Software: 4.1%
7,758		Adobe Systems, Inc.	521,105
7,302		Autodesk, Inc.	217,308
18,601		Automatic Data Processing, Inc.	836,115
7,063	@	BMC Software, Inc.	105,945
5,396	@	Citrix Systems, Inc.	128,533
16,954		Computer Associates Intl., Inc.	459,453
12,326	@	Compuware Corp.	88,747
9,803	@	Electronic Arts, Inc.	507,599
25,561		First Data Corp.	1,004,803
6,153	@	Fiserv, Inc.	244,889
7,384		IMS Health, Inc.	180,096
5,893	@	Intuit, Inc.	257,937
2,703	@	Mercury Interactive Corp.	128,068
322,492		Microsoft Corp.	7,794,631
12,085	@	Novell, Inc.	72,027
143,194	@	Oracle Corp.	1,787,061
8,612	@	Parametric Technology Corp.	48,141
16,424	@	Siebel Systems, Inc.	149,951
13,444	@	Veritas Software Corp.	312,170

			14,844,579

		Telecommunications: 5.3%
25,842	@	ADC Telecommunications, Inc.	51,426
9,649		Alltel Corp.	529,248
5,122	@	Andrew Corp.	59,979
25,496		AT&T Corp.	478,050
15,287	@	Avaya, Inc.	178,552
58,366		BellSouth Corp.	1,534,442
4,280		CenturyTel, Inc.	140,555
18,228	@	Ciena Corp.	31,352
206,038	@	Cisco Systems, Inc.	3,686,019
10,670		Citizens Communications Co.	138,070
6,323	@	Comverse Technology, Inc.	159,466
44,906	@	Corning, Inc.	499,804
46,061	@	JDS Uniphase Corp.	76,922
141,223	@	Lucent Technologies, Inc.	388,363
78,145		Motorola, Inc.	1,169,831
35,897	@	Nextel Communications, Inc.	1,020,193
52,452		Qualcomm, Inc.	1,922,366
53,282	@	Qwest Communications Intl.	197,143
105,265		SBC Communications, Inc.	2,493,728
4,865		Scientific-Atlanta, Inc.	137,290
47,085		Sprint Corp.	1,071,184
14,720	@	Tellabs, Inc.	107,456
88,290		Verizon Communications, Inc.	3,134,295

			19,205,734

		Textiles: 0.1%
4,786		Cintas Corp.	197,710

			197,710

ING Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares		Value

	Toys/Games/Hobbies: 0.1%
5,313	Hasbro, Inc.	$108,651
13,280	Mattel, Inc.	283,528

		392,179

	Transportation: 1.5%
12,053	Burlington Northern Santa Fe Corp.	650,018
6,881	CSX Corp.	286,594
9,620	FedEx Corp.	903,799
12,779	Norfolk Southern Corp.	473,462
2,037	Ryder System, Inc.	84,943
8,309	Union Pacific Corp.	579,137
35,656	United Parcel Service, Inc.	2,593,618

		5,571,571

	Total Common Stock (Cost $332,698,742)	344,879,251

ING Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 4.3%
		Repurchase Agreement: 4.3%
$15,409,000		Morgan Stanley Repurchase Agreement dated 03/31/05, 2.850%, due 04/01/05, $15,410,220 to be received upon repurchase (Collateralized by $16,090,000 Federal National Mortgage Association, 3.250%, Market Value plus accrued interest $15,915,549, due 11/15/07)		$15,409,000

		Total Short-Term Investments (Cost $15,409,000)		15,409,000

		Total Investments In Securities
		(Cost $348,107,742)*	99.7%	$360,288,251
		Other Assets and Liabilities—Net	0.3	1,242,821

		Net Assets	100.0%	$361,531,072

	@	Non-income producing security
	@@	Foreign issuer
	S	Segregated securities for futures, when-issued or delayed delivery securities held at March 31, 2005.
	*	Cost for federal income tax purposes is $348,285,709. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$30,682,445
		Gross Unrealized Depreciation		(18,679,903)

		Net Unrealized Appreciation		$12,002,542

Information concerning open futures contracts for the ING Stock Index Portfolio at March 31, 2005 is shown below:

	No. of	Notional	Expiration	Unrealized
Long Contracts	Contracts	Market Value	Date	Loss

S&P Futures	56	$16,574,600	6/16/2005	$(314,235)

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 72.0%
		Aerospace/Defense: 1.2%
400,000		Lockheed Martin Corp.	$24,424,000

			24,424,000

		Agriculture: 2.1%
507,000		Altria Group, Inc.	33,152,730
352,000		Loews Corp.	11,651,200

			44,803,930

		Banks: 0.4%
240,000	@@, L	Royal Bank of Scotland Group PLC ADR	7,634,945

			7,634,945

		Beverages: 1.0%
490,000	L	Coca-Cola Co.	20,418,300

			20,418,300

		Chemicals: 3.9%
180,000		Dow Chemical Co.	8,973,000
412,000	L	E.I. du Pont de Nemours & Co.	21,110,880
376,000		Great Lakes Chemical Corp.	12,077,120
350,000	@@	Octel Corp.	6,485,500
396,000	@@	Potash Corp. of Saskatchewan	34,653,960

			83,300,460

		Commercial Services: 0.8%
750,200	@	Petrie Stores Corp.	412,610
1,262,000		ServiceMaster Co.	17,037,000

			17,449,610

		Computers: 0.6%
599,000	L	Hewlett-Packard Co.	13,142,060

			13,142,060

		Diversified Financial Services: 1.9%
2,290,000	L	Charles Schwab Corp.	24,067,900
177,000	L	Lehman Brothers Holdings, Inc.	16,666,320

			40,734,220

		Electric: 5.4%
1,119,000	L	Duke Energy Corp.	31,343,189
608,925	L	FirstEnergy Corp.	25,544,404
606,400	L	NiSource, Inc.	13,819,856
159,000		Pinnacle West Capital Corp.	6,759,090
167,826	L	PPL Corp.	9,060,926
226,000	L	TXU Corp.	17,996,380
291,000	L	Unisource Energy Corp.	9,012,270

			113,536,115

		Environmental Control: 0.5%
391,000		Waste Management, Inc.	11,280,350

			11,280,350

		Food: 1.3%
575,000	L	General Mills, Inc.	28,261,250

			28,261,250

		Forest Products and Paper: 1.3%
256,000	L	Bowater, Inc.	9,643,520
375,000		Potlatch Corp.	17,651,250

			27,294,770

		Healthcare—Products: 1.7%
446,000		Baxter Intl., Inc.	15,155,080
720,000	@	Boston Scientific Corp.	21,088,800

			36,243,880

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Household Products/Wares: 0.8%
223,000		Fortune Brands, Inc.	$17,980,490

			17,980,490

		Housewares: 1.1%
1,063,000	L	Newell Rubbermaid, Inc.	23,322,220

			23,322,220

		Insurance: 9.3%
495,000	L	American Intl. Group, Inc.	27,427,950
605,000	I, L	Assurant, Inc.	20,388,500
705,000		Genworth Financial, Inc.	19,401,600
125,200		Hartford Financial Services Group, Inc.	8,583,712
272,000		Loews Corp.	20,002,880
1,177,000		Marsh & McLennan Cos., Inc.	35,804,341
316,000		Prudential Financial, Inc.	18,138,400
488,000		Safeco Corp.	23,770,480
277,000	L	St. Paul Travelers Cos., Inc.	10,174,210
25,500		White Mountains Insurance Group Ltd.	15,516,750

			199,208,823

		Iron/Steel: 1.5%
546,000		Nucor Corp.	31,427,760

			31,427,760

		Lodging: 0.4%
131,000		Marriott Intl., Inc.	8,758,660

			8,758,660

		Machinery—Diversified: 1.1%
332,000		Deere & Co.	22,287,160

			22,287,160

		Media: 4.9%
714,000	@, L	Comcast Corp.	24,118,920
308,000	L	Meredith Corp.	14,399,000
205,000	L	New York Times Co.	7,498,900
1,481,000	@	Time Warner, Inc.	25,991,550
317,000	L	Walt Disney Co.	9,107,410
25,300		Washington Post Co.	22,618,200

			103,733,980

		Mining: 3.1%
211,000	L	Alcoa, Inc.	6,412,290
1,049,800	L	Newmont Mining Corp.	44,354,050
381,718	@@	Teck Cominco Ltd.	14,150,286

			64,916,626

		Miscellaneous Manufacturing: 1.7%
371,000		Honeywell Intl., Inc.	13,804,910
665,000	@@	Tyco Intl., Ltd.	22,477,000

			36,281,910

		Oil and Gas: 5.6%
359,000	L	Amerada Hess Corp.	34,539,390
257,820	L	ChevronTexaco Corp.	15,033,484
216,940	L	Devon Energy Corp.	10,358,885
185,000	@@, L	Imperial Oil Ltd.	14,085,900
274,000	L	Murphy Oil Corp.	27,052,020
318,000	@@	Royal Dutch Petroleum Co.	19,092,720

			120,162,399

		Oil and Gas Services: 1.0%
463,000		Baker Hughes, Inc.	20,598,870

			20,598,870

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 5.7%
414,282	L	AmerisourceBergen Corp.	$23,734,216
476,000		Bristol-Myers Squibb Co.	12,118,960
388,000		Cardinal Health, Inc.	21,650,400
737,000		Merck & Co., Inc.	23,856,690
690,000	L	Schering-Plough Corp.	12,523,500
619,000		Wyeth	26,109,420

			119,993,186

		Retail: 1.9%
354,000		CVS Corp.	18,627,480
449,000		Home Depot, Inc.	17,169,760
213,000		RadioShack Corp.	5,218,500

			41,015,740

		Semiconductors: 2.3%
618,000	L	Intel Corp.	14,356,140
209,000	L	KLA-Tencor Corp.	9,616,090
938,000	L	Texas Instruments, Inc.	23,909,620

			47,881,850

		Software: 3.5%
698,000		First Data Corp.	27,438,380
1,978,000		Microsoft Corp.	47,808,260

			75,246,640

		Telecommunications: 2.9%
3,929,500	@, L	Qwest Communications Intl., Inc.	14,539,150
852,000	L	Sprint Corp.	19,383,000
205,200	@@	TELUS Corp.	6,537,805
598,000		Verizon Communications, Inc.	21,229,000

			61,688,955

		Toys/Games/Hobbies: 0.3%
316,000		Hasbro, Inc.	6,462,200

			6,462,200

		Transportation: 2.8%
340,000		Burlington Northern Santa Fe Corp.	18,336,200
375,000		CSX Corp.	15,618,750
590,000		Ryder System, Inc.	24,603,000

			58,557,950

		Total Common Stock (Cost $1,161,094,107)	1,528,049,309

PREFERRED STOCK: 5.4%
		Auto Manufacturers: 0.5%
213,000		Ford Motor Co. Capital Trust II	9,657,420

			9,657,420

		Electric: 0.5%
3,989		Entergy Gulf States, Inc.	208,425
10,100	#, I	NRG Energy, Inc.	10,493,899
6,302		Pacific Gas & Electric Co.	160,859
2,286		Southern California Edison Co.	225,600

			11,088,783

		Environmental Control: 0.1%
10,300	L	Allied Waste Industries, Inc.	2,446,250

			2,446,250

		Healthcare—Products: 0.2%
89,000	L	Baxter Intl., Inc.	4,792,650

			4,792,650

		Housewares: 0.9%
414,300	@	Newell Financial Trust I	19,316,738

			19,316,738

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Insurance: 2.1%
3,500	@@, #	Fortis Insurance	$3,736,810
326,000		Genworth Financial, Inc.	10,464,600
280,000	@@	Scottish Re Group Ltd.	7,551,600
550,000		Travelers Property Casualty Corp.	12,166,000
373,000	@@	XL Capital Ltd.	8,933,350

			42,852,360

		Oil and Gas: 0.5%
135,000		Ameranda Hess Corp.	11,325,150

			11,325,150

		Packaging and Containers: 0.2%
120,000		Owens-Illinois, Inc.	4,986,000

			4,986,000

		Pharmaceuticals: 0.4%
168,000		Schering-Plough Corp.	8,450,400

			8,450,400

		Total Preferred Stock (Cost $105,441,788)	114,915,751

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

CONVERTIBLE CORPORATE BONDS: 11.7%
		Airlines: 0.4%
$17,190,000	#, I, L	Delta Air Lines, Inc., 2.875%, due 02/18/24	$6,983,438
2,200,000	L	Delta Air Lines, Inc., 8.000%, due 06/03/23	902,000

			7,885,438

		Biotechnology: 0.3%
7,975,000	#, I	Human Genome Sciences, Inc., 2.250%, due 10/15/11	6,808,656

			6,808,656

		Chemicals: 0.2%
6,167,000		Hercules Trust II, 6.500%, due 06/30/29	4,964,435

			4,964,435

		Diversified Financial Services: 0.3%
6,750,000	#, I	CapitalSource, Inc., 3.500%, due 07/15/34	6,665,625

			6,665,625

		Electronics: 0.1%
1,200,000		Oak Industries, Inc., 4.875%, due 03/01/08	1,248,000

			1,248,000

		Food: 1.0%
29,500,000		General Mills, Inc., 1.940%, due 10/28/22	21,055,625

			21,055,625

		Forest Products and Paper: 1.0%
38,510,000	L	International Paper Co., 4.900%, due 06/20/21	21,324,913

			21,324,913

		Insurance: 1.5%
15,500,000		Loews Corp., 3.125%, due 09/15/07	15,693,750
3,600,000		Radian Group, Inc., 2.250%, due 01/01/22	3,577,500
698,000	@@	Scottish Re Group Ltd., 4.500%, due 12/01/22	828,003
7,400,000		Selective Insurance Group, 1.616%, due 09/24/32	4,569,500
7,828,000		USF&G Corp., 4.770%, due 03/03/09	6,507,025

			31,175,778

		Media: 1.9%
19,200,000		Liberty Media Corp., 0.750%, due 03/30/23	21,119,999
24,000,000	L	Liberty Media Corp., 3.250%, due 03/15/31	20,610,000

			41,729,999

		Miscellaneous Manufacturing: 0.5%
4,400,000	@@, #, I, L	Tyco Intl. Group SA, 2.750%, due 01/15/18	6,578,000
2,200,000	@@, #, I	Tyco Intl. Group SA, 3.125%, due 01/15/23	3,492,500

			10,070,500

		Pharmaceuticals: 1.5%
830,000	#, I	Atherogenics, Inc., 1.500%, due 02/01/12	649,475
8,100,000		King Pharmaceuticals, Inc., 2.750%, due 11/15/21	7,725,375
36,750,000	#, I	Roche Holdings, Inc., 2.880%, due 07/25/21	23,126,775

			31,501,625

		Real Estate Investment Trusts: 0.7%
12,640,000	#, I	Host Marriott LP, 3.250%, due 04/15/24	13,840,800

			13,840,800

		Retail: 0.2%
2,950,000	#, I	Gap, Inc., 5.750%, due 03/15/09	3,022,570
1,550,000		Lowe’s Cos, Inc., 0.370%, due 02/16/21	1,462,813

			4,485,383

		Software: 0.4%
9,117,000	#, I, L	Red Hat, Inc., 0.500%, due 01/15/24	7,475,940

			7,475,940

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

		Telecommunications: 1.7%
18,600,000	L	Corning, Inc., 2.170%, due 11/08/15		$14,786,999
5,800,000		Crown Castle Intl. Corp., 4.000%, due 07/15/10		10,135,500
12,800,000	L	Lucent Technologies, Inc., 8.000%, due 08/01/31		13,296,000

				38,218,499

		Total Convertible Corporate Bonds (Cost $246,356,153)		248,451,216

CORPORATE BONDS/NOTES: 0.3%
		Media: 0.3%
2,950,000	L	XM Satellite Radio, Inc., 14.000%, due 12/31/09		3,023,750
2,112,000		XM Satellite Radio, Inc., 12.000%, due 06/15/10		2,471,040

		Total Corporate Bonds/Notes
		(Cost $4,814,013)		5,494,790

		Total Long-Term Investments
		(Cost $1,517,706,061)		1,896,911,066

SHORT-TERM INVESTMENTS: 9.5%
		Securities Lending CollateralCC: 9.5%
202,180,388		The Bank of New York Institutional Cash Reserves Fund		202,180,388

		Total Short-Term Investments
		(Cost $202,180,388)		202,180,388

		Total Investments in Securities
		(Cost $1,719,886,449)*	98.9%	$2,099,091,454
		Other Assets and Liabilities—Net	1.1	22,881,487

		Net Assets	100.0%	$2,121,972,941

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	cc	Securities purchased with cash collateral for securities loaned.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2005.
	*	Cost for federal income tax purposes is $1,720,967,832.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$442,079,339
		Gross Unrealized Depreciation		(63,955,717)

		Net Unrealized Appreciation		$378,123,622

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2005 (Unaudited)(continued)

Illiquid Securities

Pursuant to guidelines adopted by the Portfolio’s Board, the following securities have been deemed to be illiquid. ING T. Rowe Capital Appreciation Portfolio currently limits investment in illiquid securities to 15% of the Portfolio’s net assets, at market value, at time of purchase.

	Shares/	Initial
	Principal	Acquisition			Percentage
Security	Amount	Date	Cost	Value	of Net Assets

Assurant, Inc.	605,000	02/04/04	$15,486,032	$20,388,500	1.0%
Atherogenics, Inc., 1.500%, due 02/01/12	830,000	01/06/05	830,000	649,475	0.0
CapitalSource, Inc., 3.500%, due 07/15/34	7,650,000	07/01/04	6,753,328	6,665,625	0.3
Delta Air Lines, Inc., 2.875%, due 02/18/24	17,190,000	02/03/04	15,856,401	6,983,438	0.3
Gap, Inc., 5.750%, due 03/15/09	2,950,000	02/28/02	3,072,381	3,022,570	0.1
Host Marriott LP, 3.250%, due 04/15/24	12,640,000	12/03/04	14,036,146	13,840,800	0.7
Human Genome Sciences, Inc., 2.250%, due 10/15/11	7,975,000	09/29/04	7,978,882	6,808,656	0.3
NRG Energy, Inc.	10,100	12/15/04	10,397,100	10,493,900	0.5
Red Hat, Inc., 0.500%, due 01/15/24	9,117,000	01/07/04	9,030,546	7,475,940	0.4
Roche Holdings, Inc., 2.880%, due 07/25/21	36,750,000	07/13/01	20,456,945	23,126,775	1.1
Tyco Intl. Group SA, 2.750%, due 01/15/18	4,400,000	01/07/03	4,400,000	6,578,000	0.3
Tyco Intl. Group SA, 3.125%, due 01/15/23	2,200,000	01/07/03	2,200,000	3,492,500	0.2

			$110,497,761	$109,526,179	5.2%

PORTFOLIO OF INVESTMENTS
ING T Rowe Price Equity Income Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 95.0%
		Aerospace/Defense: 2.8%
170,000		Lockheed Martin Corp.	$10,380,200
241,600		Raytheon Co.	9,349,920
212,500	L	Rockwell Collins, Inc.	10,112,875

			29,842,995

		Agriculture: 1.2%
85,300		Altria Group, Inc.	5,577,767
133,700	L	UST, Inc.	6,912,290

			12,490,057

		Auto Manufacturers: 0.2%
56,700	L	General Motors Corp.	1,666,413

			1,666,413

		Banks: 5.8%
25,900	L	AmSouth Bancorporation	672,105
298,238		Bank of America Corp.	13,152,296
74,000	@@, L	Bank of Ireland ADR	4,687,160
340,000		Mellon Financial Corp.	9,703,600
72,700		Mercantile Bankshares Corp.	3,697,522
119,900	L	National City Corp.	4,016,650
66,400	L	Northern Trust Corp.	2,884,416
160,200		State Street Corp.	7,003,944
127,200	L	SunTrust Banks, Inc.	9,167,304
74,200	L	Wells Fargo & Co.	4,437,160
52,100	L	Wilmington Trust Corp.	1,828,710

			61,250,867

		Beverages: 2.7%
268,000	L	Anheuser-Busch Cos., Inc.	12,700,520
340,000		Coca-Cola Co.	14,167,800
70,800		Coca-Cola Enterprises, Inc.	1,452,816

			28,321,136

		Biotechnology: 0.6%
276,500	@, L	MedImmune, Inc.	6,583,465

			6,583,465

		Building Materials: 0.5%
99,100	L	Vulcan Materials Co.	5,631,853

			5,631,853

		Chemicals: 2.9%
199,200		Dow Chemical Co.	9,930,120
167,600		E.I. du Pont de Nemours & Co.	8,587,824
142,000		Great Lakes Chemical Corp.	4,561,040
229,500	@, L	Hercules, Inc.	3,325,455
112,700		International Flavors & Fragrances, Inc.	4,451,650

			30,856,089

		Commercial Services: 0.4%
213,500		Cendant Corp.	4,385,290

			4,385,290

		Computers: 1.3%
623,338		Hewlett-Packard Co.	13,676,036

			13,676,036

		Cosmetics/Personal Care: 2.1%
255,000	L	Colgate-Palmolive Co.	13,303,350
126,400		Kimberly-Clark Corp.	8,308,272

			21,611,622

PORTFOLIO OF INVESTMENTS
ING T Rowe Price Equity Income Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Distribution/Wholesale: 0.8%
192,600	L	Genuine Parts Co.	$8,376,174

			8,376,174

		Diversified Financial Services: 5.7%
113,400		American Express Co.	5,825,358
861,600		Charles Schwab Corp.	9,055,416
122,966		Citigroup, Inc.	5,526,092
113,100		Fannie Mae	6,158,295
566,644		J.P. Morgan Chase & Co.	19,605,882
109,000	L	Janus Capital Group, Inc.	1,520,550
204,300		Morgan Stanley	11,696,175

			59,387,768

		Electric: 4.9%
155,600		Constellation Energy Group, Inc.	8,044,520
411,400	L	Duke Energy Corp.	11,523,314
134,900		FirstEnergy Corp.	5,659,055
467,500	L	NiSource, Inc.	10,654,325
169,600		Progress Energy, Inc.	7,114,720
141,500	L	TECO Energy, Inc.	2,218,720
340,000		Xcel Energy, Inc.	5,841,200

			51,055,854

		Electrical Components and Equipment: 0.4%
59,200		Emerson Electric Co.	3,843,856

			3,843,856

		Electronics: 0.2%
80,100	@	Agilent Technologies, Inc.	1,778,220

			1,778,220

		Environmental Control: 0.8%
297,100		Waste Management, Inc.	8,571,335

			8,571,335

		Food: 2.4%
279,200		Campbell Soup Co.	8,102,384
142,500		ConAgra Foods, Inc.	3,850,350
171,000		General Mills, Inc.	8,404,650
77,600	@@	Unilever NV	5,297,538

			25,654,922

		Forest Products and Paper: 1.7%
325,993	L	International Paper Co.	11,993,282
176,200		MeadWestvaco Corp.	5,606,684

			17,599,966

		Healthcare—Products: 2.6%
240,700		Baxter Intl., Inc.	8,178,986
176,400		Boston Scientific Corp.	5,166,756
212,500		Johnson & Johnson	14,271,500

			27,617,242

		Home Furnishings: 0.9%
127,000	@, @@	Sony Corp. ADR	5,082,540
56,400	L	Whirlpool Corp.	3,819,972

			8,902,512

		Household Products/Wares: 1.1%
56,000		Clorox Co.	3,527,440
101,500		Fortune Brands, Inc.	8,183,945

			11,711,385

		Housewares: 0.9%
425,500	L	Newell Rubbermaid, Inc.	9,335,470

			9,335,470

PORTFOLIO OF INVESTMENTS
ING T Rowe Price Equity Income Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Insurance: 6.0%
77,800		American Intl. Group, Inc.	$4,310,898
90,400	L	Chubb Corp.	7,166,008
184,877		Lincoln National Corp.	8,345,348
513,000		Marsh & McLennan Cos., Inc.	15,605,460
164,500		Safeco Corp.	8,012,795
232,692	L	St. Paul Travelers Cos., Inc.	8,546,777
410,100		UnumProvident Corp.	6,979,902
56,700	@@, L	XL Capital Ltd.	4,103,379

			63,070,567

		Lodging: 0.7%
152,000		Hilton Hotels Corp.	3,397,200
69,200	L	Starwood Hotels & Resorts Worldwide, Inc.	4,154,076

			7,551,276

		Machinery—Diversified: 0.5%
98,300		Rockwell Automation, Inc.	5,567,712

			5,567,712

		Media: 8.2%
426,443	@, L	Comcast Corp.	14,405,245
255,100	L	Dow Jones & Co., Inc.	9,533,087
56,100	L	Gannett Co., Inc.	4,436,388
85,200	L	Knight-Ridder, Inc.	5,729,700
359,000		New York Times Co.	13,132,220
710,200	@	Time Warner, Inc.	12,464,010
440,900		Viacom, Inc.	15,356,547
398,900		Walt Disney Co.	11,460,397

			86,517,594

		Mining: 0.8%
283,300		Alcoa, Inc.	8,609,487

			8,609,487

		Miscellaneous Manufacturing: 5.8%
128,200		Cooper Industries Ltd.	9,168,864
293,800	L	Eastman Kodak Co.	9,563,190
564,800		General Electric Co.	20,366,688
411,300	L	Honeywell Intl., Inc.	15,304,473
250,200		Pall Corp.	6,785,424

			61,188,639

		Oil and Gas: 8.3%
127,600	L	Amerada Hess Corp.	12,276,396
98,500		Anadarko Petroleum Corp.	7,495,850
169,524	@@	BP PLC ADR	10,578,298
336,990		ChevronTexaco Corp.	19,649,887
354,924		Exxon Mobil Corp.	21,153,470
253,600	@@	Royal Dutch Petroleum Co. ADR	15,226,144
10,800		Unocal Corp.	666,252

			87,046,297

		Oil and Gas Services: 0.5%
70,900		Schlumberger Ltd.	4,997,032

			4,997,032

		Pharmaceuticals: 5.6%
171,000		Abbott Laboratories	7,972,020
504,600		Bristol-Myers Squibb Co.	12,847,116
55,500		Cardinal Health, Inc.	3,096,900
498,100		Merck & Co., Inc.	16,123,497
370,000		Schering-Plough Corp.	6,715,500
286,400		Wyeth	12,080,352

			58,835,385

PORTFOLIO OF INVESTMENTS
ING T Rowe Price Equity Income Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Real Estate Investment Trusts: 0.4%
70,300	L	Simon Property Group, Inc.	$4,258,774

			4,258,774

		Retail: 2.1%
185,200		Home Depot, Inc.	7,082,048
163,500	L	May Department Stores Co.	6,052,770
226,200		McDonald’s Corp.	7,043,868
88,300		RadioShack Corp.	2,163,350

			22,342,036

		Semiconductors: 2.0%
192,500		Analog Devices, Inc.	6,956,950
210,000		Intel Corp.	4,878,300
339,900		Texas Instruments, Inc.	8,664,051

			20,499,301

		Software: 1.0%
433,100		Microsoft Corp.	10,468,027

			10,468,027

		Telecommunications: 6.9%
184,200	L	Alltel Corp.	10,103,370
355,780		AT&T Corp.	6,670,875
639,600	@, L	Lucent Technologies, Inc.	1,758,900
443,700		Motorola, Inc.	6,642,189
423,300	@@, L	Nokia Oyj ADR	6,531,519
1,795,000	@, L	Qwest Communications Intl., Inc.	6,641,500
348,600		SBC Communications, Inc.	8,258,334
496,500		Sprint Corp.	11,295,375
46,200	@@	TELUS Corp.	1,484,868
67,800	@@	TELUS Corp. — Non Voting Shares	2,088,918
297,450		Verizon Communications, Inc.	10,559,475

			72,035,323

		Toys/Games/Hobbies: 1.1%
553,400	L	Mattel, Inc.	11,815,090

			11,815,090

		Transportation: 2.2%
199,200		Norfolk Southern Corp.	7,380,360
217,600	L	Union Pacific Corp.	15,166,720

			22,547,080

		Total Common Stock (Cost $899,699,253)	997,500,147

PREFERRED STOCK: 0.2%
		Insurance: 0.2%
78,000	@, L	UnumProvident Corp.	2,048,015

		Total Preferred Stock (Cost $1,950,000)	2,048,015

PORTFOLIO OF INVESTMENTS
ING T Rowe Price Equity Income Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

CONVERTIBLE CORPORATE BONDS: 0.2%
		Telecommunications: 0.2%
$2,070,000	L	Lucent Technologies, Inc., 8.000%, due 08/01/31		$2,150,213

		Total Convertible Corporate Bonds
		(Cost $1,643,123)		2,150,213

		Total Long-Term Investments
		(Cost $903,292,376)		1,001,698,375

SHORT-TERM INVESTMENTS: 8.8%
		Securities Lending CollateralCC: 8.8%
92,505,361		The Bank of New York Institutional Cash Reserves Fund		92,505,361

		Total Short-Term Investments
		(Cost $92,505,361)		92,505,361

		Total Investments In Securities
		(Cost $995,797,737)*	104.2%	$1,094,203,736
		Other Assets and Liabilities—Net	(4.2)	(43,826,672)

		Net Assets	100.0%	$1,050,377,064

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2005.
	*	Cost for federal income tax purposes is $1,005,631,952.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$132,496,462
		Gross Unrealized Depreciation		(43,924,678)

		Net Unrealized Appreciation		$88,571,784

ING UBS U.S. Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 68.6%
		Advertising: 1.4%
16,900		Omnicom Group, Inc.	$1,495,988

			1,495,988

		Aerospace/Defense: 1.7%
16,900		Lockheed Martin Corp.	1,031,914
15,300		Northrop Grumman Corp.	825,894

			1,857,808

		Auto Parts and Equipment: 0.7%
14,100		Johnson Controls, Inc.	786,216

			786,216

		Banks: 4.7%
17,500		Fifth Third Bancorp	752,150
46,100		Mellon Financial Corp.	1,315,694
16,000		PNC Financial Services Group, Inc.	823,680
36,300		Wells Fargo & Co.	2,170,740

			5,062,264

		Biotechnology: 1.2%
17,900	@	Genzyme Corp.	1,024,596
27,600	@	Millennium Pharmaceuticals, Inc.	232,392

			1,256,988

		Building Materials: 2.6%
18,700		Martin Marietta Materials, Inc.	1,045,704
49,400		Masco Corp.	1,712,698

			2,758,402

		Commercial Services: 0.2%
5,200		Equifax, Inc.	159,588

			159,588

		Computers: 0.8%
39,600		Hewlett-Packard Co.	868,824

			868,824

		Cosmetics/Personal Care: 0.9%
14,500		Kimberly-Clark Corp.	953,085

			953,085

		Diversified Financial Services: 7.7%
66,500		Citigroup, Inc.	2,988,511
24,800		Freddie Mac	1,567,360
46,300		J.P. Morgan Chase & Co.	1,601,980
37,400		Morgan Stanley	2,141,150

			8,299,001

		Electric: 3.7%
18,400		American Electric Power Co., Inc.	626,704
35,300		Exelon Corp.	1,619,917
24,800		FirstEnergy Corp.	1,040,360
18,300		NiSource, Inc.	417,057
14,400		Pepco Holdings, Inc.	302,256

			4,006,294

		Electronics: 0.7%
15,500	@, @@	Mettler Toledo Intl., Inc.	736,250

			736,250

		Food: 1.6%
40,000		Albertson’s, Inc.	826,000
52,300	@	Kroger Co.	838,369

			1,664,369

ING UBS U.S. Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Gas: 0.7%
17,500		Sempra Energy	$697,200

			697,200

		Healthcare—Products: 3.0%
40,900		Johnson & Johnson	2,746,844
9,500		Medtronic, Inc.	484,025

			3,230,869

		Healthcare—Services: 2.7%
20,780		UnitedHealth Group, Inc.	1,981,996
7,400	@	WellPoint, Inc.	927,590

			2,909,586

		Insurance: 3.0%
13,900		AFLAC, Inc.	517,914
14,100		Allstate Corp.	762,246
9,000		American Intl. Group, Inc.	498,690
9,900		Hartford Financial Services Group, Inc.	678,744
21,600	@@	Willis Group Holdings Ltd.	796,392

			3,253,986

		Internet: 0.7%
35,500	@, L	IAC/InterActiveCorp	790,585

			790,585

		Investment Companies: 6.1%
95,146	(1)	UBS High Yield Relationship Fund	1,763,632
127,737	(1)	UBS SmallCap Equity	4,822,527

			6,586,159

		Media: 4.3%
14,700		Clear Channel Communications, Inc.	506,709
16,800		Dex Media, Inc.	346,920
67,700	@	Time Warner, Inc.	1,188,135
16,200	L	Tribune Co.	645,894
20,700	@, L	Univision Communications, Inc.	573,183
40,218		Viacom, Inc.	1,400,793

			4,661,634

		Miscellaneous Manufacturing: 1.4%
17,200		Illinois Tool Works, Inc.	1,539,916

			1,539,916

		Oil and Gas: 2.4%
28,400		Exxon Mobil Corp.	1,692,640
19,000	L	Marathon Oil Corp.	891,480

			2,584,120

		Pharmaceuticals: 5.9%
23,300	L	Allergan, Inc.	1,618,651
23,100		Bristol-Myers Squibb Co.	588,126
11,600	@, L	Cephalon, Inc.	543,228
17,700	@	Medco Health Solutions, Inc.	877,389
54,000		Mylan Laboratories, Inc.	956,880
40,450		Wyeth	1,706,181

			6,290,455

		Retail: 2.6%
7,300	@	Advance Auto Parts, Inc.	368,285
32,200	L	Costco Wholesale Corp.	1,422,596
13,000	@, L	Kohl’s Corp.	671,190
17,000	@	Office Depot, Inc.	377,060

			2,839,131

ING UBS U.S. Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Semiconductors: 1.1%
37,800	@	Applied Materials, Inc.	$614,250
17,400	L	Xilinx, Inc.	508,602

			1,122,852

		Software: 2.8%
77,700		Microsoft Corp.	1,878,009
76,700	@	Oracle Corp.	957,216
9,000	@	Veritas Software Corp.	208,980

			3,044,205

		Telecommunications: 2.5%
74,300	@, L	Nextel Communications, Inc.	2,111,606
21,700		SBC Communications, Inc.	514,073

			2,625,679

		Transportation: 1.5%
29,100		Burlington Northern Santa Fe Corp.	1,569,363

			1,569,363

		Total Common Stock (Cost $65,248,799)	73,650,817

ING UBS U.S. Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 2.9%
		Aerospace/Defense: 0.0%
$30,000		General Dynamics Corp., 3.000%, due 05/15/08	$28,818

			28,818

		Agriculture: 0.0%
25,000	L	Altria Group, Inc., 7.750%, due 01/15/27	28,614

			28,614

		Auto Manufacturers: 0.2%
110,000		DaimlerChrysler NA Holding Corp., 4.050%, due 06/04/08	106,904
80,000	L	Ford Motor Co., 7.450%, due 07/16/31	72,562

			179,466

		Banks: 0.3%
25,000	@@	Abbey National PLC, 7.950%, due 10/26/29	32,421
95,000		Bank of America Corp., 7.400%, due 01/15/11	107,225
45,000		Bank One Corp., 7.875%, due 08/01/10	51,316
45,000		Wachovia Bank, 7.800%, due 08/18/10	51,604
50,000		Wells Fargo Bank NA, 6.450%, due 02/01/11	54,344

			296,910

		Beverages: 0.0%
25,000	#	Miller Brewing Co., 5.500%, due 08/15/13	25,459

			25,459

		Chemicals: 0.1%
40,000		ICI Wilmington, Inc., 4.375%, due 12/01/08	39,540

			39,540

		Commercial Services: 0.1%
25,000		Cendant Corp., 6.250%, due 01/15/08	26,038
30,000		McKesson Corp., 7.750%, due 02/01/12	34,081

			60,119

		Cosmetics/Personal Care: 0.0%
35,000		Avon Products, Inc., 7.150%, due 11/15/09	38,722

			38,722

		Diversified Financial Services: 1.2%
30,000	#, L	Bombardier Capital, Inc., 6.125%, due 06/29/06	30,075
76,000	W	Citigroup, Inc., 5.000%, due 09/15/14	74,754
30,000		Countrywide Home Loans, Inc., 3.250%, due 05/21/08	28,737
35,000		Credit Suisse First Boston, 6.500%, due 01/15/12	37,923
70,000	#	Erac USA Finance Co., 7.350%, due 06/15/08	75,624
145,000		Ford Motor Credit Co., 5.800%, due 01/12/09	138,601
240,000		General Electric Capital Corp., 6.000%, due 06/15/12	256,079
30,000		General Electric Capital Corp., 6.750%, due 03/15/32	34,745
40,000		General Motors Acceptance Corp, 6.125%, due 09/15/06	39,829
30,000		General Motors Acceptance Corp., 6.875%, due 09/15/11	27,179
70,000	L	General Motors Acceptance Corp., 8.000%, due 11/01/31	61,112
105,000		Goldman Sachs Group, Inc., 6.875%, due 01/15/11	114,666
40,000		HSBC Finance Corp., 6.750%, due 05/15/11	43,845
30,000		International Lease Finance Corp., 3.500%, due 04/01/09	28,740
75,000		J.P. Morgan Chase & Co., 6.750%, due 02/01/11	82,211
135,000		Morgan Stanley, 6.750%, due 04/15/11	147,323
30,000	@@	Rio Tinto Finance USA Ltd., 2.625%, due 09/30/08	28,286
35,000		SLM Corp., 5.625%, due 04/10/07	35,911

			1,285,640

		Electric: 0.2%
35,000		American Electric Power Co., Inc., 6.125%, due 05/15/06	35,788
30,000		Dominion Resources, Inc., 8.125%, due 06/15/10	34,355
25,000		Pacific Gas & Electric Co., 6.050%, due 03/01/34	25,759

ING UBS U.S. Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Electric: 0.2% (continued)
30,000		PPL Capital Funding Trust I, 4.330%, due 03/01/09	$29,213
40,000		TXU Energy Co., 7.000%, due 03/15/13	43,843

			168,958

		Food: 0.1%
45,000		Kraft Foods, Inc., 5.625%, due 11/01/11	46,756
35,000		Kroger Co., 7.500%, due 04/01/31	40,114
45,000		Safeway, Inc., 3.800%, due 08/15/05	44,985

			131,855

		Home Builders: 0.1%
45,000		Centex Corp., 9.750%, due 06/15/05	45,463

			45,463

		Housewares: 0.0%
30,000		Newell Rubbermaid, Inc., 4.000%, due 05/01/10	28,837

			28,837

		Insurance: 0.0%
35,000		Marsh & McLennan Cos, Inc., 6.250%, due 03/15/12	36,629

			36,629

		Leisure Time: 0.1%
40,000	#	Harley-Davidson, Inc., 3.625%, due 12/15/08	39,069

			39,069

		Media: 0.1%
45,000	L	AOL Time Warner, Inc., 7.625%, due 04/15/31	53,027
40,000		Comcast Cable Communications, Inc., 6.750%, due 01/30/11	43,261
25,000	W, L	News America, Inc., 6.200%, due 12/15/34	24,802

			121,090

		Multi-National: 0.1%
45,000	@@	European Investment Bank, 4.875%, due 09/06/06	45,677
45,000	@@	Inter-American Development Bank, 5.750%, due 02/26/08	46,902

			92,579

		Office/Business Equipment: 0.0%
25,000		Pitney Bowes, Inc., 4.625%, due 10/01/12	24,788

			24,788

		Oil and Gas: 0.0%
25,000	L	Marathon Oil Corp., 6.125%, due 03/15/12	26,725

			26,725

		Pharmaceuticals: 0.0%
35,000		Wyeth, 5.500%, due 03/15/13	35,635

			35,635

		Real Estate: 0.0%
25,000		EOP Operating LP, 7.250%, due 06/15/28	27,823

			27,823

		Telecommunications: 0.3%
35,000	L	AT&T Corp., 9.750%, due 11/15/31	42,875
25,000		AT&T Wireless Services, Inc., 8.750%, due 03/01/31	33,082
30,000		BellSouth Corp., 6.550%, due 06/15/34	32,209
25,000	@@	Deutsche Telekom Intl. Finance BV, 8.750%, due 06/15/30	32,793
25,000	L	Motorola, Inc., 7.625%, due 11/15/10	28,124
30,000		Sprint Capital Corp., 8.375%, due 03/15/12	35,108
20,000	@@	Telecom Italia Capital SA, 5.250%, due 11/15/13	19,793
25,000	@@	TELUS Corp., 8.000%, due 06/01/11	28,987
35,000		Verizon Global Funding Corp., 6.500%, due 09/15/11	37,521

			290,492

		Transportation: 0.0%
25,000		Burlington Northern Santa Fe Corp., 7.082%, due 05/13/29	29,222

			29,222

		Total Corporate Bonds/Notes (Cost $3,125,397)	3,082,453

ING UBS U.S. Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 11.3%
		Federal Home Loan Mortgage Corporation: 3.9%
560,000		3.500%, due 04/01/08	$549,126
160,000		3.625%, due 09/15/06	159,523
310,000	L	3.875%, due 01/12/09	304,010
443,431		4.509%, due 01/01/35	441,283
16,468		5.000%, due 11/01/07	16,728
165,000		5.000%, due 01/30/14	163,124
300,000	L	5.125%, due 07/15/12	307,779
760,095		5.500%, due 04/01/18	776,816
210,689		5.500%, due 01/01/19	215,323
78,627		6.000%, due 12/01/17	81,267
181,009		6.000%, due 03/01/29	185,834
266,264		6.000%, due 09/01/34	273,348
37,442		6.500%, due 06/01/29	38,985
410,000		6.875%, due 09/15/10	455,870
225,582		7.000%, due 07/01/32	237,864

			4,206,880

		Federal National Mortgage Association: 6.7%
96,687		0.000%, due 03/01/34	98,372
721,935		0.000%, due 02/01/35	742,441
575,000		0.000%, due 03/01/35	590,771
69,334		4.376%, due 06/01/33	69,165
261,881	L	5.000%, due 03/01/34	256,857
720,221		5.500%, due 11/01/17	734,909
80,000		6.000%, due 05/15/08	84,115
90,600		6.000%, due 08/01/17	93,647
62,478		6.000%, due 04/01/18	64,577
894,159		6.000%, due 06/01/23	920,043
107,324		6.000%, due 03/01/29	110,094
342,300		6.000%, due 12/01/29	351,135
274,178		6.000%, due 12/01/34	280,405
399,183		6.000%, due 01/01/35	408,256
115,000		6.250%, due 02/01/11	123,032
262,469		6.500%, due 06/01/17	274,238
388,394		6.500%, due 12/01/28	404,740
38,387		6.500%, due 05/01/30	40,002
770,000		6.500%, due 04/01/31	799,116
287,111		6.500%, due 07/01/31	298,709
345,000		6.625%, due 11/15/30	414,976

			7,159,600

		Government National Mortgage Association: 0.7%
42,575		4.125%, due 12/20/29	43,516
388,711		6.000%, due 07/15/29	400,646
208,311		6.000%, due 01/20/34	214,169
75,414		6.500%, due 11/20/30	75,491

			733,822

		Total U.S. Government Agency Obligations (Cost $12,156,142)	12,100,302

ING UBS U.S. Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Principal
Amount			Value

U.S. TREASURY OBLIGATIONS: 9.5%
		U.S. Treasury Bonds: 0.6%
10,000	L	5.375%, due 02/15/31	$10,902
125,000	L	6.250%, due 08/15/23	145,581
20,000	L	6.250%, due 05/15/30	24,036
350,000	L	8.750%, due 05/15/17	481,045

			661,564

		U.S. Treasury Notes: 8.9%
3,345,000	L	2.500%, due 10/31/06	3,284,897
1,190,000	L	2.875%, due 11/30/06	1,174,196
3,465,000	L	3.625%, due 01/15/10	3,383,114
260,000	L	4.000%, due 02/15/14	250,992
1,490,000	L	4.750%, due 05/15/14	1,518,404

			9,611,603

		Total U.S. Treasury Obligations (Cost $10,284,821)	10,273,167

COLLATERALIZED MORTGAGE OBLIGATIONS: 4.8%
		Agency Collateral PAC CMO: 0.3%
325,000	C	GSR Mortgage Loan Trust, 0.000%, due 04/01/20	336,663

			336,663

		Automobile Asset-Backed Securities: 0.5%
58,008	C	MMCA Automobile Trust, 6.190%, due 06/15/07	58,096
500,000		WFS Financial Owner Trust, 0.000%, due 11/17/12	497,344

			555,440

		Commercial Mortgage-Backed Securities: 2.1%
55,000	#, C	COMM, 2.950%, due 11/15/13	54,527
28,848	#, C	COMM, 3.980%, due 11/15/13	28,857
191,973	C	DLJ Commercial Mortgage Corp., 6.080%, due 03/10/32	196,978
200,000	C	DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	212,232
74,048	C	First Union Commercial Mortgage Securities, Inc., 6.650%, due 11/18/29	77,549
340,219	#, C	Four Times Square Trust, 7.690%, due 04/15/15	368,253
175,379	C	GS Mortgage Securities Corp. II, 6.312%, due 04/13/31	180,432
144,457		J.P. Morgan Commercial Mortgage Finance Corp., 7.325%, due 07/15/31	149,373
250,000		J.P. Morgan Commercial Mortgage Finance Corp., 7.400%, due 07/15/31	273,812
145,692	C	LB Commercial Conduit Mortgage Trust, 6.410%, due 06/15/31	149,186
180,946	#, C	Mach One Trust Commercial Mortgage-Backed, 3.890%, due 05/28/40	177,402
350,000	C	PNC Mortgage Acceptance Corp., 7.610%, due 02/15/10	387,749

			2,256,350

		Diversified Financial Services: 0.4%
161,673	C	Morgan Stanley Dean Witter Capital I, 7.420%, due 11/15/36	170,718
200,000	C	Morgan Stanley Dean Witter Capital I, 7.570%, due 11/15/36	222,462

			393,180

		Home Equity Asset-Backed Securities: 0.0%
39,075	C	RAFC Asset-Backed Trust, 5.115%, due 11/25/29	39,165

			39,165

		Other Asset-Backed Securities: 0.6%
68,541	C	California Infrastructure PG&E-1, 6.420%, due 09/25/08	70,053
185,000	C	CenterPoint Energy Transition Bond Co. LLC, 5.630%, due 09/15/15	192,748
61,314	#, C	Countrywide Asset-Backed Certificates, 2.870%, due 06/25/33	61,471
88,991	C	First Franklin Mtg. Loan Asset Backed Certificates, 4.167%, due 06/25/24	88,072
200,000	C	Massachusetts RRB Special Purpose Trust, 7.030%, due 03/15/12	217,520

			629,864

		Whole Loan Collateralized Mortgage Obligations: 0.9%
159,721	C	CS First Boston Mortgage Securities Corp., 7.000%, due 11/25/33	163,544
213,944	C	First Horizon Alternative Mortgage Securities, 5.355%, due 09/25/34	215,007

ING UBS U.S. Balanced Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)(continued)

Principal
Amount					Value

			Whole Loan Collateralized Mortgage Obligations: 0.9% (continued)
145,231	C		Morgan Stanley Mortgage Loan Trust, 6.532%, due 09/25/34		$147,639
100,000	@@, #, C		Paragon Mortgages PLC, 3.040%, due 05/15/43		100,319
144,710	C		Structured Adjustable Rate Mortgage Loan Trust, 4.940%, due 03/25/34		142,527
170,000	C		Structured Asset Securities Corp., 6.080%, due 11/25/32		171,782

					940,818

			Total Collateralized Mortgage Obligations
			(Cost $5,293,235)		5,151,480

OTHER BONDS: 0.1%
			Sovereign: 0.1%
100,000	@@		Mexico Government Intl. Bond, 8.125%, due 12/30/19		114,850

			Total Other Bonds
			(Cost $109,963)		114,850

			Total Long-Term Investments
			(Cost $96,218,357)		104,373,069

SHORT-TERM INVESTMENTS: 16.2%
			Securities Lending CollateralCC: 16.2%
17,355,694			The Bank of New York Institutional Cash Reserves Fund		17,355,694

			Total Short-Term Investments
			(Cost $17,355,694)		17,355,694

			Total Investments in Securities
			(Cost $113,574,051)*	113.4%	$121,728,763
			Other Assets and Liabilities—Net	(13.4)	(14,421,809)

			Net Assets	100.0%	$107,306,954

		@	Non-income producing security
		@@	Foreign issuer
		#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
		C	Bond may be called prior to maturity date.
		cc	Securities purchased with cash collateral for securities loaned.
		W	When-issued or delayed delivery security.
		L	Loaned security, a portion or all of the security is on loan at March 31, 2005.
		(1)	Affiliate of the Sub-Adviser.
		*	Cost for federal income tax purposes is $113,836,594.
			Net unrealized appreciation consists of:
			Gross Unrealized Appreciation		$9,479,787
			Gross Unrealized Depreciation		(1,587,618)

			Net Unrealized Appreciation		$7,892,169

ING Van Kampen Equity Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 98.2%
		Advertising: 1.4%
9,500	@, L	Getty Images, Inc.	$675,545
14,400	@	Lamar Advertising Co.	580,176

			1,255,721

		Agriculture: 3.9%
13,500		Altria Group, Inc.	882,765
39,760		Monsanto Co.	2,564,520

			3,447,285

		Apparel: 0.8%
12,808	@	Coach, Inc.	725,317

			725,317

		Beverages: 1.1%
17,415		PepsiCo, Inc.	923,517

			923,517

		Biotechnology: 2.0%
31,300	@	Genentech, Inc.	1,771,893

			1,771,893

		Commercial Services: 7.0%
35,700	@	Apollo Group, Inc.	2,643,942
16,900	@	ChoicePoint, Inc.	677,859
13,800		Corporate Executive Board Co.	882,510
11,800		Moody’s Corp.	954,148
29,160		Paychex, Inc.	957,031

			6,115,490

		Computers: 4.7%
17,400	@	Apple Computer, Inc.	725,058
88,675	@	Dell, Inc.	3,406,894

			4,131,952

		Cosmetics/Personal Care: 1.9%
20,500		Gillette Co.	1,034,840
12,300		Procter & Gamble Co.	651,900

			1,686,740

		Diversified Financial Services: 3.2%
3,200		Chicago Mercantile Exchange Holdings, Inc.	620,896
19,550		Citigroup, Inc.	878,577
17,000		Legg Mason, Inc.	1,328,380

			2,827,853

		Entertainment: 1.8%
58,050		International Game Technology	1,547,613

			1,547,613

		Food: 1.5%
19,700		Wm. Wrigley Jr. Co.	1,291,729

			1,291,729

		Healthcare-Products: 10.2%
22,500	@@	Alcon, Inc.	2,009,025
45,475		Johnson & Johnson	3,054,100
4,087	@	Kinetic Concepts, Inc.	243,790
25,700		Medtronic, Inc.	1,309,415
21,100	@	Patterson Cos., Inc.	1,053,945
17,400	@	St. Jude Medical, Inc.	626,400
8,100	@	Zimmer Holdings, Inc.	630,261

			8,926,936

		Healthcare-Services: 3.7%
33,425		UnitedHealth Group, Inc.	3,188,077

			3,188,077

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Holding Companies-Diversified: 1.7%
38,650	@@	Brascan Corp.	$1,459,038

			1,459,038

		Home Builders: 0.7%
8,700		Pulte Homes, Inc.	640,581

			640,581

		Insurance: 3.0%
597	@	Berkshire Hathaway, Inc.	1,705,032
28,800		Marsh & McLennan Cos., Inc.	876,096

			2,581,128

		Internet: 9.9%
25,100	@	Amazon.Com, Inc.	860,177
86,400	@	eBay, Inc.	3,219,263
7,850	@	Google, Inc.	1,417,004
15,200	@, @@, L	Shanda Interactive Entertainment Ltd. ADR	459,040
78,900	@	Yahoo!, Inc.	2,674,710

			8,630,194

		Leisure Time: 3.3%
56,300		Carnival Corp.	2,916,903

			2,916,903

		Lodging: 3.3%
9,844	@, L	Las Vegas Sands Corp.	442,980
16,600	L	Station Casinos, Inc.	1,121,330
19,890	@, L	Wynn Resorts Ltd.	1,347,349

			2,911,659

		Media: 1.7%
48,048	L	News Corp.	846,126
24,360	@, L	Univision Communications, Inc.	674,528

			1,520,654

		Mining: 1.2%
23,500	@@	Cameco Corp.	1,039,640

			1,039,640

		Oil and Gas: 3.0%
20,065	@@	Suncor Energy, Inc.	806,814
35,005	@	Ultra Petroleum Corp.	1,778,254

			2,585,068

		Pharmaceuticals: 1.0%
18,400	@@	Novartis AG ADR	860,752

			860,752

		Pipelines: 1.3%
18,600		Questar Corp.	1,102,050

			1,102,050

		Retail: 10.0%
26,192	@	Chico’s FAS, Inc.	740,186
15,300		Costco Wholesale Corp.	675,954
31,425		Home Depot, Inc.	1,201,692
28,640		PETsMART, Inc.	823,400
10,300	@, L	Sears Holdings Corp.	1,371,651
18,100	@	Starbucks Corp.	935,046
60,325		Wal-Mart Stores, Inc.	3,022,885

			8,770,814

		Semiconductors: 1.4%
32,400	@, @@	Marvell Technology Group Ltd.	1,242,216

			1,242,216

		Software: 6.2%
14,000		Adobe Systems, Inc.	940,380
38,600	@, L	Electronic Arts, Inc.	1,998,708

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Software: 6.2% (continued)
11,200		First Data Corp.	$440,272
9,700	@@, L	Infosys Technologies Ltd. ADR	715,181
36,250		Microsoft Corp.	876,163
40,000	@, L	Red Hat, Inc.	436,400

			5,407,104

		Telecommunications: 6.3%
31,900	@@	America Movil SA de CV ADR	1,646,040
40,454	@	Crown Castle Intl. Corp.	649,691
32,200	@	Nextel Communications, Inc.	915,124
63,774		QUALCOMM, Inc.	2,337,317

			5,548,172

		Transportation: 1.0%
16,595		C.H. Robinson Worldwide, Inc.	855,140

			855,140

		Total Common Stock (Cost $82,064,995)	85,911,236

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 6.7%
		Securities Lending CollateralCC: 6.7%
$5,852,909		The Bank of New York Institutional Cash Reserves Fund		$5,852,909

		Total Short-Term Investments
		(Cost $5,852,909)		5,852,909

		Total Investments in Securities
		(Cost $87,917,904)*	104.9%	$91,764,145
		Other Assets and Liabilities—Net	(4.9)	(4,279,248)

		Net Assets	100.0%	$87,484,897

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2005.
	*	Cost for federal income tax purposes is $88,128,017.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$6,757,149
		Gross Unrealized Depreciation		(3,121,021)

		Net Unrealized Appreciation		$3,636,128

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Franchise Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 92.7%
		CANADA: 2.4%
214,419		Torstar Corp.	$4,368,664

			4,368,664

		FINLAND: 5.0%
116,879	@	Kone Oyj	9,109,550

			9,109,550

		FRANCE: 5.5%
60,175		Groupe Danone	6,005,398
47,318		Sanofi-Aventis	4,007,008

			10,012,406

		NETHERLANDS: 9.0%
321,471		Reed Elsevier NV	4,864,918
155,746	@	Royal Numico NV	6,390,275
274,957		Wolters Kluwer NV	5,034,422

			16,289,615

		SPAIN: 3.4%
111,992		Altadis SA	4,590,698
57,357		Zardoya-Otis SA	1,539,266

			6,129,964

		SWEDEN: 4.6%
673,187		Swedish Match AB	8,272,212

			8,272,212

		SWITZERLAND: 7.4%
28,906		Nestle SA	7,948,724
118,828		Novartis AG	5,566,672

			13,515,396

		UNITED KINGDOM: 37.6%
777,560		Allied Domecq PLC	7,838,531
729,770		British American Tobacco PLC	12,839,745
1,119,700		Cadbury Schweppes PLC	11,232,319
168,030		Capital Radio PLC	1,282,776
490,019		Diageo PLC	6,913,335
302,608		GlaxoSmithKline PLC	6,941,186
218,644		Imperial Tobacco Group PLC	5,737,621
273,569		Reckitt Benckiser PLC	8,686,335
925,210		SMG PLC	1,885,148
188,640		Unilever PLC	1,865,778
272,671		WPP Group PLC	3,099,964

			68,322,738

		UNITED STATES: 17.8%
125,006		Altria Group, Inc.	8,174,142
183,867		Bristol-Myers Squibb Co.	4,681,254
67,999		Brown-Forman Corp.	3,722,945
60,535		Kimberly-Clark Corp.	3,978,966
194,947		Merck & Co., Inc.	6,310,434
146,979		New York Times Co.	5,376,492

			32,244,233

		Total Common Stock (Cost $139,845,052)	168,264,778

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Franchise Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares				Value

		Total Investments In Securities (Cost $139,845,052)*	92.7%	$168,264,778
		Other Assets and Liabilities—Net	7.3	13,312,946

		Net Assets	100.0%	$181,577,724

	@	Non-income producing security
	*	Cost for federal income tax purposes is $140,002,781.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$30,855,906
		Gross Unrealized Depreciation		(2,593,909)

		Net Unrealized Appreciation		$28,261,997

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Franchise Portfolio	as of March 31, 2005 (Unaudited)(continued)

Industry	Percentage of Net Assets

Advertising	1.7%
Agriculture	21.8
Beverages	10.2
Food	18.4
Hand/Machine Tools	5.0
Household Products/Wares	7.0
Machinery—Diversified	0.8
Media	12.6
Pharmaceuticals	15.2
Other Assets and Liabilities, Net	7.3

Net Assets	100.0%

At March 31, 2005, the following forward currency exchange contracts were outstanding for the ING Van Kampen Global Franchise Portfolio:

In
		Settlement	Exchange		Unrealized
Currency	Buy/Sell	Date	For	Value	Depreciation

Great British Pound			USD
GBP14,970,000	Sell	04/21/2005	27,939,334	$28,255,870	($316,536)

ING Van Kampen Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 94.9%
		Aerospace/Defense: 2.1%
171,710		Northrop Grumman Corp.	$9,268,906
224,850		Raytheon Co.	8,701,695

			17,970,601

		Agriculture: 1.2%
152,910		Altria Group, Inc.	9,998,785

			9,998,785

		Auto Manufacturers: 2.1%
714,980	@@, L	Honda Motor Co. Ltd. ADR	17,903,099

			17,903,099

		Banks: 2.5%
275,110		Bank of America Corp.	12,132,351
117,360		PNC Financial Services Group, Inc.	6,041,693
80,900		State Street Corp.	3,536,948

			21,710,992

		Beverages: 1.4%
291,050		Coca-Cola Co.	12,128,054

			12,128,054

		Biotechnology: 0.8%
191,040	@, L	Chiron Corp.	6,697,862

			6,697,862

		Chemicals: 4.4%
738,440	@@, L	Bayer AG ADR	24,434,980
235,500		Dow Chemical Co.	11,739,675
73,844	@, @@	Lanxess	1,517,307

			37,691,962

		Commercial Services: 1.0%
87,170	@, @@	Accenture Ltd. — Class A	2,105,156
219,630		Equifax, Inc.	6,740,444

			8,845,600

		Computers: 1.6%
319,040		Hewlett-Packard Co.	6,999,738
68,300		International Business Machines Corp.	6,241,254

			13,240,992

		Cosmetics/Personal Care: 1.2%
158,650		Kimberly-Clark Corp.	10,428,065

			10,428,065

		Diversified Financial Services: 12.3%
660,870	L	Charles Schwab Corp.	6,945,744
428,990		Citigroup, Inc.	19,278,811
240,410		Freddie Mac	15,193,912
29,010		Goldman Sachs Group, Inc.	3,190,810
665,069		J.P. Morgan Chase & Co.	23,011,386
212,450		Lehman Brothers Holdings, Inc.	20,004,292
300,510		Merrill Lynch & Co., Inc.	17,008,866

			104,633,821

		Electric: 4.2%
205,490	L	American Electric Power Co., Inc.	6,998,989
109,240	L	Consolidated Edison, Inc.	4,607,743
138,860		Entergy Corp.	9,811,848
151,380		Exelon Corp.	6,946,828
177,990	L	FirstEnergy Corp.	7,466,681

			35,832,089

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Electronics: 0.9%
87,000		Applera Corp. — Applied Biosystems Group	$1,717,380
97,350	L	Parker Hannifin Corp.	5,930,562

			7,647,942

		Food: 3.4%
234,300	@@, L	Cadbury Schweppes PLC ADR	9,536,010
194,160	L	Kraft Foods, Inc.	6,416,988
184,090	@@	Unilever NV	12,595,438

			28,548,436

		Healthcare-Products: 1.3%
148,320	L	Bausch & Lomb, Inc.	10,871,856

			10,871,856

		Insurance: 7.5%
223,600	@@, L	Aegon NV	3,009,656
196,710	L	Chubb Corp.	15,593,202
147,660		CIGNA Corp.	13,186,038
167,470		Hartford Financial Services Group, Inc.	11,481,743
162,960		Prudential Financial, Inc.	9,353,904
319,273		St. Paul Travelers Cos., Inc.	11,726,897

			64,351,440

		Internet: 0.9%
376,210	@, L	Symantec Corp.	8,024,559

			8,024,559

		Lodging: 0.5%
64,820		Marriott Intl., Inc.	4,333,865

			4,333,865

		Media: 6.6%
459,500		Clear Channel Communications, Inc.	15,838,965
1,171,710	@	Time Warner, Inc.	20,563,510
136,160		Viacom, Inc.	4,742,453
523,530		Walt Disney Co.	15,041,017

			56,185,945

		Mining: 1.4%
283,350	L	Newmont Mining Corp.	11,971,538

			11,971,538

		Miscellaneous Manufacturing: 3.1%
536,150		General Electric Co.	19,333,569
89,890	@@	Ingersoll-Rand Co. Ltd.	7,159,739

			26,493,308

		Oil and Gas: 9.1%
303,510	@@	BP PLC ADR	18,939,024
127,640		ConocoPhillips	13,764,698
263,540		Exxon Mobil Corp.	15,706,984
305,910	@@, L	Royal Dutch Petroleum Co.	18,366,836
152,650		Valero Energy Corp.	11,184,666

			77,962,208

		Oil and Gas Services: 1.9%
227,100	L	Schlumberger Ltd.	16,006,008

			16,006,008

		Pharmaceuticals: 11.5%
984,380		Bristol-Myers Squibb Co.	25,062,314
200,370		Eli Lilly & Co.	10,439,277
164,240	@@	GlaxoSmithKline PLC ADR	7,541,901
314,140	@@, L	Roche Holdings, Inc. ADR	16,894,354
237,160	@@, L	Sanofi-Aventis ADR	10,041,354

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 11.5% (continued)
900,890		Schering-Plough Corp.	$16,351,154
286,550		Wyeth	12,086,679

			98,417,033

		Retail: 4.6%
234,160	@	Kohl’s Corp.	12,089,681
137,760		McDonald’s Corp.	4,289,846
130,060		Target Corp.	6,505,601
332,600		Wal-Mart Stores, Inc.	16,666,586

			39,551,714

		Semiconductors: 1.4%
291,070		Intel Corp.	6,761,556
482,730	@, L	Micron Technology, Inc.	4,991,428

			11,752,984

		Telecommunications: 4.6%
244,890	@@, L	France Telecom SA ADR	7,314,864
466,420		Motorola, Inc.	6,982,307
184,920	@, L	Nextel Communications, Inc.	5,255,426
235,350		Sprint Corp.	5,354,213
409,520		Verizon Communications, Inc.	14,537,961

			39,444,771

		Transportation: 1.4%
312,540		Norfolk Southern Corp.	11,579,607

			11,579,607

		Total Common Stock (Cost $693,170,250)	810,225,136

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal				Value
Amount

U.S. GOVERNMENT AGENCY OBLIGATIONS: 4.8%
		Federal Home Loan Mortgage Corporation: 4.8%
$41,107,000		2.450%, due 04/01/05		$41,104,099

		Total U.S. Government Agency Obligations (Cost $41,107,000)		41,104,099

		Total Long-Term Investments (Cost $734,277,250)		851,329,235

SHORT-TERM INVESTMENTS: 7.8%
		Securities Lending CollateralCC: 7.8%
66,922,390		The Bank of New York Institutional Cash Reserves Fund		66,922,390

		Total Short-Term Investments (Cost $66,922,390)		66,922,390

		Total Investments in Securities (Cost $801,199,640)*	107.5%	$918,251,625
		Other Assets and Liabilities—Net	(7.5)	(64,517,676)

		Net Assets	100.0%	$853,733,949

	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2005.
	*	Cost for federal income tax purposes is $806,388,903.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$123,034,311
		Gross Unrealized Depreciation		(11,171,589)
		Net Unrealized Appreciation		$111,862,722

PORTFOLIO OF INVESTMENTS
ING Van Kampen Real Estate Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

REAL ESTATE INVESTMENT TRUST: 81.2%
		Apartments: 17.4%
50,225	L	AMLI Residential Properties	$1,375,663
71,370		Apartment Investment & Management Co.	2,654,964
774,600	L	Archstone-Smith Trust	26,421,605
391,464		AvalonBay Communities, Inc.	26,185,027
106,370		BRE Properties	3,754,861
519,814	L	Equity Residential	16,743,209
115,650		Essex Property Trust, Inc.	7,991,415
52,650		Gables Residential Trust	1,753,245
395,950		Post Properties, Inc.	12,290,288

			99,170,277

		Diversified: 8.2%
63,870		American Campus Communities, Inc.	1,341,270
35,100		Correctional Properties Trust	886,275
196,470	L	Equity Lifestyle Properties Inc	6,925,568
178,450	L	PS Business Parks, Inc.	7,191,535
382,850		Reckson Associates Realty Corp.	11,753,495
275,775	L	Vornado Realty Trust	19,102,934

			47,201,077

		Health Care: 0.1%
68,725		Omega Healthcare Investors, Inc.	754,601

			754,601

		Hotels: 5.0%
1,321,700		Host Marriott Corp.	21,887,352
115,000		Innkeepers USA Trust	1,484,650
564,475	@	Meristar Hospitality Corp.	3,951,325
67,850		Sunstone Hotel Investors Inc	1,455,383

			28,778,710

		Office Property: 16.5%
453,000		Arden Realty, Inc.	15,334,050
453,125		Boston Properties, Inc.	27,291,718
162,580		Brandywine Realty Trust	4,617,272
45,000		CRT Properties Inc	980,100
520,911		Equity Office Properties Trust	15,695,048
32,500	L	Highwoods Properties Inc	871,650
14,650		Kilroy Realty Corp.	599,332
376,500		Mack-Cali Realty Corp.	15,944,775
11,900		Prentiss Properties Trust	406,504
145,145		SL Green Realty Corp.	8,160,052
219,480		Trizec Properties, Inc.	4,170,120

			94,070,621

		Regional Malls: 14.2%
321,595	L	General Growth Properties, Inc.	10,966,390
290,080		Macerich Co.	15,455,462
812,949	L	Simon Property Group, Inc.	49,248,449
206,600		Taubman Centers, Inc.	5,731,084

			81,401,385

		Shopping Centers: 8.3%
169,910		Acadia Realty Trust	2,732,153
73,300		Developers Diversified Realty Corp.	2,913,675
349,200	L	Federal Realty Investors Trust	16,883,820
126,350		Heritage Property Investment Trust	3,750,068
31,550		Kimco Realty Corp.	1,700,545

PORTFOLIO OF INVESTMENTS
ING Van Kampen Real Estate Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Shopping Centers: 8.3% (continued)
31,170	L	Pan Pacific Retail Properties, Inc.	$1,768,898
375,550	L	Regency Centers Corp.	17,887,446

			47,636,605

		Storage: 5.5%
344,462	L	Public Storage, Inc.	19,613,666
294,670	L	Shurgard Storage Centers, Inc.	12,075,577

			31,689,243

		Warehouse: 6.0%
456,410		AMB Property Corp.	17,252,298
264,200		Catellus Development Corp.	7,040,930
270,590	L	ProLogis	10,038,889

			34,332,117

		Total Real Estate Investment Trust
		(Cost $374,444,805)	465,034,636

COMMON STOCK: 16.9%
		Hotels and Motels: 4.3%
1,035,826		Hilton Hotels Corp.	23,150,711
143,050	@	Interstate Hotels & Resorts, Inc.	689,501
92,300	@	Lodgian, Inc.	946,075

			24,786,287

		Lodging: 6.3%
600,684	L	Starwood Hotels & Resorts Worldwide, Inc.	36,059,061

			36,059,061

		Real Estate: 6.3%
778,575	@@	Brookfield Properties Co.	29,975,138
99,700		Forest City Enterprises, Inc.	6,360,860

			36,335,998

		Total Common Stock
		(Cost $60,286,005)	97,181,346

PREFERRED STOCK: 0.1%
		Regional Malls: 0.1%
7,305	@	Simon Property Group Inc	404,916

		Total Preferred Stock
		(Cost $391,183)	404,916

		Total Long-Term Investments
		(Cost $435,121,993)	562,620,898

PORTFOLIO OF INVESTMENTS
ING Van Kampen Real Estate Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 4.2%
		U.S. Government Agency Obligations: 1.2%
$7,000,000		Federal Home Loan Bank Discount Notes, 2.000%, due 04/01/05		$6,999,611

		Total U.S. Government Agency Obligations
		(Cost $7,000,000)		6,999,611

		Securities Lending CollateralCC: 3.0%
$16,817,611		The Bank of New York Institutional Cash Reserves Fund		16,817,611

		Total Securities Lending Collateral		16,817,611

		(Cost $16,817,611)
		Total Short-Term Investments
		(Cost $23,817,611)		23,817,222

		Total Investments in Securities
		(Cost $458,939,604)*	102.4%	$586,438,120
		Other Assets and Liabilities—Net	(2.4)	(13,656,776)

		Net Assets	100.0%	$572,781,344

	@	Non-income producing security
	@@	Foreign issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2005.
	*	Cost for federal income tax purposes is $455,325,036.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$132,573,599
		Gross Unrealized Depreciation		(1,460,515)

		Net Unrealized Appreciation		$131,113,084

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Investors Trust

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	May 27, 2005

By	/s/ Todd Modic

Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 27, 2005